      As filed with the Securities and Exchange Commission on June 28, 2007

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                  FORM N - CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-08261

                              MEMBERS Mutual Funds
                             5910 Mineral Point Road
                                Madison, WI 53705
                                 (608) 238-5851
             (Registrant's Exact Name, Address and Telephone Number)

                               Steve Suleski, Esq.
                                 Vice President
                                CUNA Mutual Group
                             5910 Mineral Point Road
                                Madison, WI 53705
                     (Name and Address of Agent for Service)

                                    Copy to:

                              Stephen E. Roth, Esq.
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                          Washington, D. C. 20004-2415

                  --------------------------------------------



Date of Fiscal Year End:   October 31, 2006

Date of Reporting Period:  November 1, 2006 -- April 30, 2007

ITEM 1.  REPORTS TO STOCKHOLDERS

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the "1940 Act") appears beginning on the following page.

                          (MEMBERS LOGO)

                         MEMBERS MUTUAL FUNDS
                         Semiannual Report
                         April 30, 2007



                         CONSERVATIVE ALLOCATION FUND



                         MODERATE ALLOCATION FUND



                         AGGRESSIVE ALLOCATION FUND



                         CASH RESERVES FUND



                         BOND FUND



                         HIGH INCOME FUND



                         DIVERSIFIED INCOME FUND



                         LARGE CAP VALUE FUND



                         LARGE CAP GROWTH FUND



                         MID CAP VALUE FUND



                         MID CAP GROWTH FUND



                         SMALL CAP VALUE FUND



                         SMALL CAP GROWTH FUND



                         INTERNATIONAL STOCK FUND

                         This material is for reporting purposes only and shall not be used in connection with a solicitation, offer or any proposed sale or purchase of securities unless preceded or accompanied by a prospectus.

LETTER TO SHAREHOLDERS


--------------------------------------------------------------------------------
(MARKS PHOTO)
DAVID P. MARKS
--------------------------------------------------------------------------------

Dear Fellow Shareholder:

In 2006, your funds generated solid absolute and competitive performance across a broad range of portfolios. We also launched three "life-style" or allocation funds to meet the specific needs of members that would like the asset allocation decision left in the hands of professional investors based upon three different styles -- aggressive, moderate, and conservative.

In 2007, we have added additional talent to the analytic team, built and are utilizing a state-of-the-art trading room and have also added small cap value and small cap growth alternatives.

Performance through April 2007 was disappointing although absolute results were positive. We have asked the portfolio managers to refocus their efforts and try to improve results closer to the benchmarks between now and year-end.

The attached report provides summaries of the activities and performance of each of the MEMBERS Funds, as well as the investments within each fund.

We remain committed to your long-term investment success and appreciate the opportunity to serve not only MEMBERS Mutual Funds customers, but the entire credit union system. Please do not hesitate to contact me directly if you have any questions.

Sincerely,

/s/ David P. Marks
David P. Marks, CFA
President

                       Not part of the Semiannual Report.

-------------------------------------------------------------------------------

SUMMARY OF ECONOMIC AND FINANCIAL MARKET CONDITIONS

U.S. ECONOMY

The U.S. economy slowed in the six-month period ended April 30, 2007. Growth was below what the U.S. Federal Reserve believes to be its long-term potential expansion rate of 2.75%, with real GDP estimated to have been 2.45% in the fourth quarter of 2006 and just 1.26% in the first quarter of 2007. Consumer spending was generally strong during the period, but a deep recession in the housing market and an unexpected slowdown in capital spending by U.S. corporations detracted from growth. Manufacturing activity was sluggish as auto-makers cut production and slower new-home construction reduced the demand for building supplies. Commercial construction was perhaps the strongest part of the economy, and it appears that workers in residential construction have been able to find jobs in commercial construction. The labor market held up well during the period overall and wage growth remained steady. Core (ex-food and energy) inflation receded, but food and energy prices rose significantly.

U.S. STOCKS

U.S. stocks posted healthy gains over the period as corporate earnings surprised on the up-side. Analysts were forced to revise earnings estimates upwards as companies were able to draw more growth from stronger economies abroad despite the slowdown in the U.S. This may have benefited larger firms with more diverse markets as large-cap stocks out-performed smaller stocks, reversing a seven-year trend. The Dow Jones Industrial Average of mega-cap "blue chips" returned 9.41% during the period while the large-cap S&P 500 Index returned 8.60% and the small-cap Russell 2000(R) Index returned 6.86%

U.S. BONDS

U.S. bonds posted positive returns but continued to lag their coupons as concerns about inflation and hawkish language from the U.S. Federal Reserve led to uncertainty among market participants. The yield curve became significantly less inverted as market participants became more doubtful that short-term interest-rate cuts would occur in 2007. Another factor in the rise in long-term bond yields may have been the steady upward drift of yields elsewhere in the world as central banks globally hiked rates, making U.S. yields less attractive. Fraud or loose practices among lenders and borrowers during the height of the housing boom resulted in a crisis in the market for subprime loans that heavily impacted segments of the bond market. High-yield corporate bonds continued to out-perform investment-grade issues as corporate earnings and balance sheets remained solid.

INTERNATIONAL ECONOMIES AND FINANCIAL MARKETS

Economic growth was surprisingly strong in Europe and positive in Japan. The Asian boom persisted, with both the Chinese and Indian economies growing in the high single digits. The relative weakness of the U.S. economy led to a decline in the relative value of the U.S. dollar, which strengthened the returns of international stocks for U.S. investors. The MSCI EAFE Index, which represents developed markets, returned 15.68% while the MSCI Emerging Markets Index returned 20.27%.

                       Not part of the Semiannual Report.

-------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                              PAGE
                                                              ----
FUND PERFORMANCE REVIEWS
         Conservative Allocation Fund.......................    2
         Moderate Allocation Fund...........................    4
         Aggressive Allocation Fund.........................    6
         Bond Fund..........................................    8
         High Income Fund...................................   10
         Diversified Income Fund............................   12
         Large Cap Value Fund...............................   14
         Large Cap Growth Fund..............................   16
         Mid Cap Value Fund.................................   18
         Mid Cap Growth Fund................................   20
         Small Cap Value Fund...............................   22
         Small Cap Growth...................................   24
         International Stock Fund...........................   26
PORTFOLIOS OF INVESTMENTS
         Conservative Allocation Fund.......................   28
         Moderate Allocation Fund...........................   29
         Aggressive Allocation Fund.........................   30
         Cash Reserves Fund.................................   31
         Bond Fund..........................................   32
         High Income Fund...................................   37
         Diversified Income Fund............................   44
         Large Cap Value Fund...............................   51
         Large Cap Growth Fund..............................   54
         Mid Cap Value Fund.................................   57
         Mid Cap Growth Fund................................   61
         Small Cap Value Fund...............................   63
         Small Cap Growth Fund..............................   65
         International Stock Fund...........................   69
FINANCIAL STATEMENTS
         Statements of Assets and Liabilities...............   76
         Statements of Operations...........................   80
         Statements of Changes in Net Assets................   84
         Financial Highlights...............................   92
NOTES TO FINANCIAL STATEMENTS...............................  110
OTHER INFORMATION...........................................  120
TRUSTEES AND OFFICERS.......................................  123

NONDEPOSIT INVESTMENT PRODUCTS ARE NOT FEDERALLY INSURED, INVOLVE INVESTMENT RISK, MAY LOSE VALUE AND ARE NOT OBLIGATIONS OF OR GUARANTEED BY THE CREDIT UNION. For more complete information about MEMBERS Mutual Funds, including charges and expenses, request a prospectus from your registered representative or from MEMBERS Mutual Funds, P.O. Box 8390, Boston, MA 02266-8390. Consider the investment objectives, risks, and charges and expenses of the investment carefully before investing. The prospectus contains this and other information about the investment company. For more current performance information, please call 1-800-877-6089 or visit our website at www.membersfunds.com. Current performance may be lower or higher than the performance data quoted within. Past performance does not guarantee future results.

-------------------------------------------------------------------------------

CONSERVATIVE ALLOCATION FUND PERFORMANCE REVIEW

For the six-month period ended April 30, 2007, the Conservative Allocation Fund provided a return (Class A Shares at net asset value) of 4.15%. This was during a period of bond market returns ranging generally from 2% to 4%, and stock market returns in the general area of 5% to 10% for U.S. stock indexes and 10% or more for international stock indexes.

The fund's strategic allocation target remains at approximately 66% fixed income investments and 33% equities. Very attractive absolute returns (Class Y shares at net asset value) were provided by MEMBERS International Stock Fund (+12.33%) and the MEMBERS Mid Cap Growth Fund (+11.62%) in the equities area, and the MEMBERS High Income Fund (+6.79%) in the fixed income component as these market sectors outperformed. The fund's other investments performed generally in line with their representative markets. Overall, the fund provided percentage gains for this six-month period that are more like typical annual returns. We don't expect this to continue indefinitely, but we see no reason why the investment markets can't continue to provide investors with attractive long-term returns.

The relatively stable and quite favorable market environment we have experienced for some time now is causing some conservative investors to question their investment approach and seek more risky and higher potential return investments. An important axiom of investing is "stability breeds instability." One way this happens is by investors putting themselves into typically more volatile investments during times when volatility is low. When those investments return to their usual patterns these investors tend to bail out with little regard for price, which amplifies the instability and forces out another tier of investors, etc. So, if you are considering moving to riskier investments, we encourage you to work with your financial advisor to be sure such a move is right for you and is done in a way you will be comfortable with when the more challenging markets return.

MEMBERS Capital Advisors, Inc. - Adviser

Scott D. Opsal, CFA, Portfolio Manager

--------------------------------------------------------------------------------
2

CONSERVATIVE ALLOCATION FUND PERFORMANCE REVIEW

              CUMULATIVE PERFORMANCE OF $10,000 SINCE INCEPTION(1)

(LINEGRAPH)

                            CLASS A SHARES (INCLUDES   CLASS B SHARES (INCLUDES
                                 MAXIMUM SALES            MAXIMUM APPLICABLE       MERRILL LYNCH U.S.     CONSERVATIVE ALLOCATION
                                   CHARGE)(2)                  CDSC)(3)           DOMESTIC MASTER INDEX      FUND CUSTOM INDEX
                            ------------------------   ------------------------   ---------------------   -----------------------
6/30/06                             $ 9,425                     $10,000                  $10,000                  $10,000
4/30/07                             $10,337                     $10,455                  $10,767                  $11,027

(1)This chart compares a $10,000 investment made in the fund on its inception date to a $10,000 investment made in the Index. All dividends and capital gains are reinvested. Further information relating to the fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Indices are unmanaged and investors cannot invest in them. Index returns do not reflect expenses or sales charges. The graph above and the table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                              SECTOR ALLOCATION AS
                           A PERCENTAGE OF NET ASSETS

(PIE CHART)

Foreign Securities                                                                 5%
Alternative Asset Classes                                                          6%
Money Market Securities and Other Net Assets                                      10%
Equity Securities                                                                 24%
Debt Securities                                                                   55%

                             PORTFOLIO HOLDINGS AS
                             A PERCENTAGE OF TOTAL
                                  MARKET VALUE

Western Asset Intermediate Bond           18.9%
Portfolio
Dodge & Cox Income Fund                   18.9%
MEMBERS Cash Reserves Fund Class          11.9%
Y
MEMBERS Bond Fund Class Y                 11.4%
MEMBERS Large Cap Growth Fund             11.1%
Class Y
MEMBERS Large Cap Value Fund               8.6%
Class Y
Cohen & Steers Institutional               6.0%
Realty Shares, Inc.
MEMBERS International Stock Fund           5.0%
Class Y
MEMBERS High Income Fund Class Y           4.7%
MEMBERS Mid Cap Growth Fund                3.5%
Class Y

AVERAGE ANNUAL TOTAL RETURN THROUGH APRIL 30, 2007

                                         % RETURN WITHOUT SALES CHARGE   % RETURN WITH SALES CHARGE(4)
                                               Since Inception(5)             Since Inception(5)
                                         -----------------------------   -----------------------------
Class A Shares(2)                                     9.67                           3.37
Class B Shares(3)                                     9.05                           4.55
Merrill Lynch U.S. Domestic Master
  Index                                               7.67                             --
Conservative Allocation Fund Custom
  Index(6)                                           10.27                             --

(2) Maximum Sales Charge is 5.75% for A Shares.
(3) Maximum Contingent Deferred Sales Charge is 4.5% for B Shares; reduced after 12 months and eliminated after six years.
(4) Assuming Maximum Applicable Sales Charge.
(5) Fund commenced investment operations on June 30, 2006. The since inception index returns are also from June 30, 2006.
(6) The Conservative Allocation Fund Custom Index consists of 55% Merrill Lynch U.S. Domestic Master Index, 30% Russell 1000(R) Index, and 15% 90-Day U.S. Treasury Bills.

--------------------------------------------------------------------------------

MODERATE ALLOCATION FUND PERFORMANCE REVIEW

For the six-month period ended April 30, 2007, the Moderate Allocation Fund provided a return (Class A Shares at net asset value) of 7.04%. This was during a period of bond market returns ranging generally from 2% to 4%, and stock market returns in the general area of 5% to 10% for U.S. stock indexes and 10% or more for international stock indexes.

The fund's strategic allocation target remains at approximately 66% equities and 33% fixed income investments. Very attractive absolute returns were provided by the Vanguard Emerging Markets ETF (+19.30%), MEMBERS International Stock Fund (+12.33%), MEMBERS Mid Cap Growth Fund (+11.62%), and MEMBERS Mid Cap Value Fund (+11.04%) in the equities area, and the MEMBERS High Income Fund (+6.79%) in the fund's fixed income component as these market sectors outperformed. (MEMBERS Funds' returns are for Class Y shares at net asset value.) The fund's other investments performed generally in line with their representative markets.

These returns for this six-month period are not annualized, and should not be expected to continue at this pace indefinitely. We see no reason, however, why the investment markets can't continue to provide investors with attractive long-term returns.

MEMBERS Capital Advisors, Inc. - Adviser

Scott D. Opsal, CFA, Portfolio Manager

--------------------------------------------------------------------------------
4

MODERATE ALLOCATION FUND PERFORMANCE REVIEW

              CUMULATIVE PERFORMANCE OF $10,000 SINCE INCEPTION(1)
(LINEGRAPH)

                               CLASS A SHARES (INCLUDES   CLASS B SHARES (INCLUDES
                                    MAXIMUM SALES            MAXIMUM APPLICABLE                              MODERATE ALLOCATION
                                      CHARGE)(2)                  CDSC)(3)           RUSSELL 1000(R) INDEX    FUND CUSTOM INDEX
                               ------------------------   ------------------------   ---------------------   -------------------
6/30/06                                 $ 9,425                    $10,000                  $10,000                $10,000
4/30/07                                 $10,744                    $10,886                  $11,830                $11,452

(1)This chart compares a $10,000 investment made in the fund on its inception date to a $10,000 investment made in the Index. All dividends and capital gains are reinvested. Further information relating to the fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Indices are unmanaged and investors cannot invest in them. Index returns do not reflect expenses or sales charges. The graph above and the table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                              SECTOR ALLOCATION AS
                           A PERCENTAGE OF NET ASSETS
(PIE CHART)

Equity Securities                                                                 47%
Alternative Asset Classes                                                          5%
Money Market Securities and Other Net Assets                                       5%
Foreign Securities                                                                14%
Debt Securities                                                                   29%

                             PORTFOLIO HOLDINGS AS
                       A PERCENTAGE OF TOTAL MARKET VALUE

MEMBERS International Stock Fund   12.5%
Class Y
Western Asset Intermediate Bond    11.8%
Portfolio
MEMBERS Large Cap Value Fund       11.2%
Class Y
MEMBERS Large Cap Growth Fund      11.2%
Class Y
MEMBERS Bond Fund Class Y           9.9%
MEMBERS Mid Cap Growth Fund         7.7%
Class Y
MEMBERS High Income Fund Class Y    6.7%
MEMBERS Cash Reserves Fund Class    4.9%
Y
Cohen & Steers Institutional        4.7%
Realty Shares, Inc.
MEMBERS Small Cap Growth Fund       4.6%
Class Y
MEMBERS Mid Cap Value Fund Class    4.6%
Y
Columbia Marsico Focused            4.3%
Equities Fund Class Z
MEMBERS Small Cap Value Fund        3.5%
Class Y
Vanguard Emerging Markets ETF       2.4%

AVERAGE ANNUAL TOTAL RETURN THROUGH APRIL 30, 2007

                                          % RETURN WITHOUT SALES CHARGE   % RETURN WITH SALES CHARGE(4)
                                               Since Inception(5)               Since Inception(5)
                                          -----------------------------   -----------------------------
Class A Shares(2)                                     14.00                            7.44
Class B Shares(3)                                     13.36                            8.86
Russell 1000(R) Index                                 18.30                              --
Moderate Allocation Fund Custom Index(6)              14.52                              --

(2) Maximum Sales Charge is 5.75% for A Shares.
(3) Maximum Contingent Deferred Sales Charge is 4.5% for B Shares; reduced after 12 months and eliminated after six years.
(4) Assuming Maximum Applicable Sales Charge.
(5) Fund commenced investment operations on June 30, 2006. The since inception index returns are also from June 30, 2006.
(6) The Moderate Allocation Fund Custom Index consists of 50% Russell 3000(R) Index, 30% Merrill Lynch U.S. Domestic Master Index, 10% MSCI EAFE Index, and 10% 90-Day U.S. Treasury Bills.

--------------------------------------------------------------------------------

AGGRESSIVE ALLOCATION FUND PERFORMANCE REVIEW

For the six-month period ended April 30, 2007, the Aggressive Allocation Fund provided a return (Class A Shares at net asset value) of 9.90%. This was during a period of stock market returns in the general area of 5% to 10% for U.S. stock indexes and 10% or more for international stock indexes.

The fund's strategic allocation target remains at essentially 100% equities, but this equity exposure is diversified among nine asset classes (ranging from large-cap value to emerging market stocks) and 10 funds, which are managed by seven different investment management firms and 10 different lead portfolio managers. So, the fund provides well diversified equity exposure, but only equity exposure; it is not a fully diversified allocation fund of the type that often includes various fixed income asset classes in addition to equities.

Very attractive absolute returns were provided by the Vanguard Emerging Markets ETF (+19.30%), MEMBERS International Stock Fund (+12.33%), MEMBERS Mid Cap Growth Fund (+11.62%), and MEMBERS Mid Cap Value Fund (+11.04%) as these market sectors outperformed. (MEMBERS Funds' returns are for Class Y shares at net asset value.) The fund's other investments performed generally in line with their representative markets.

These returns for this six-month period are not annualized, and should not be expected to continue at this pace indefinitely. We see no reason, however, why a diversified portfolio of stocks from global markets worldwide can't continue to provide investors with superior long-term returns.

MEMBERS Capital Advisors, Inc. - Adviser

Scott D. Opsal, CFA, Portfolio Manager

--------------------------------------------------------------------------------
6

AGGRESSIVE ALLOCATION FUND PERFORMANCE REVIEW

              CUMULATIVE PERFORMANCE OF $10,000 SINCE INCEPTION(1)

(LINEGRAPH)

                              CLASS A SHARES (INCLUDES   CLASS B SHARES (INCLUDES
                                   MAXIMUM SALES            MAXIMUM APPLICABLE                              AGGRESSIVE ALLOCATION
                                     CHARGE)(2)                  CDSC)(3)           RUSSELL 3000(R) INDEX     FUND CUSTOM INDEX
                              ------------------------   ------------------------   ---------------------   ---------------------
6/30/06                                $ 9,425                    $10,000                  $10,000                 $10,000
4/30/07                                $11,146                    $11,300                  $11,802                 $12,166

(1)This chart compares a $10,000 investment made in the fund on its inception date to a $10,000 investment made in the Index. All dividends and capital gains are reinvested. Further information relating to the fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Indices are unmanaged and investors cannot invest in them. Index returns do not reflect expenses or sales charges. The graph above and the table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                              SECTOR ALLOCATION AS
                           A PERCENTAGE OF NET ASSETS

(PIE CHART)

Equity Securities                                                                 67%
Money Market Securities and Other Net Assets                                       2%
Alternative Asset Classes                                                          2%
Foreign Securities                                                                29%

                             PORTFOLIO HOLDINGS AS
                       A PERCENTAGE OF TOTAL MARKET VALUE

MEMBERS International Stock Fund
Class Y                            24.3%
MEMBERS Large Cap Value Fund
Class Y                            14.5%
MEMBERS Large Cap Growth Fund
Class Y                            14.4%
MEMBERS Mid Cap Growth Fund
Class Y                            11.1%
MEMBERS Mid Cap Value Fund Class
Y                                   8.7%
MEMBERS Small Cap Growth Fund
Class Y                             7.4%
MEMBERS Small Cap Value Fund
Class Y                             7.2%
Columbia Marsico Focused
Equities Fund Class Z               5.7%
Vanguard Emerging Markets ETF       4.9%
Cohen & Steers Institutional
Realty Shares, Inc.                 1.8%

AVERAGE ANNUAL TOTAL RETURN THROUGH APRIL 30, 2007

                                          % RETURN WITHOUT SALES CHARGE   % RETURN WITH SALES CHARGE(4)
                                               Since Inception(5)              Since Inception(5)
                                          -----------------------------   -----------------------------
Class A Shares(2)                                     18.26                           11.46
Class B Shares(3)                                     17.50                           13.00
Russell 3000(R) Index                                 18.02                              --
Aggressive Allocation Fund Custom
  Index(6)                                            21.66                              --

(2) Maximum Sales Charge is 5.75% for A Shares.
(3) Maximum Contingent Deferred Sales Charge is 4.5% for B Shares; reduced after 12 months and eliminated after six years.
(4) Assuming Maximum Applicable Sales Charge.
(5) Fund commenced investment operations on June 30, 2006. The since inception index returns are also from June 30, 2006.
(6) The Aggressive Allocation Fund Custom Index consists of 55% Russell 1000(R) Index, 22% MSCI EAFE Index, 15% Russell 2000(R) Index and 8% MSCI Emerging Markets Index.

--------------------------------------------------------------------------------

BOND FUND PERFORMANCE REVIEW

The MEMBERS Bond Fund returned 1.38% (Class A shares at net asset value) during the six-month period ended April 30, 2007, underperforming the Merrill Lynch U.S. Domestic Master Index which returned 2.61%.

Performance can be summed up by investor risk tolerance and single name event risk. Over the last six months the U.S. economy has remained resilient while showing signs of slowing growth -- GDP has slowed from 2.5% in the fourth quarter of 2006 to 1.3% in the first quarter of 2007. Despite slowing growth, corporate profits have remained strong, investors have maintained their appetite for risk and investment grade and high yield corporate bonds have been the best performing fixed income sectors over the past six months. This has proved unfavorable for the Bond Fund as management maintained an underweight position within corporate bonds trying to side-step the "event risk" landmines (companies increasing their financial leverage through share buybacks, leveraged buy-outs and other credit-deteriorating events).

Unfortunately, even a cautious stance couldn't prevent credit "blow-ups." Two asset-backed security holdings were infected by the subprime mortgage fallout beginning in late February and lasting through March. GSAMP Trust 2006-S5 M5 and Park Place Securities Inc 2004-WWF1 M10 declined by 96% and 12.8%, respectively over the half year period. In March the railroad industry began to show the pressures of a slowing economy as Norfolk Southern announced falling rail volume. This coupled with the news that Warren Buffett was accumulating shares scared credit investors and spreads widened. As of April 30, 2007 the MEMBERS Bond Fund owned two Norfolk Southern bonds, maturing in 2037 and 2025, which were down 6.4% and 4.4% respectively, over the period. April saw the unlikely leveraged buyout of a financial institution, SLM Corp or more commonly known as Sallie Mae, and the fund's position lost 3.3%.

We continue to believe that our portfolio posture of underweighting credit risk will prove beneficial in the future. Event risk is not going away. We have taken and will continue to take a vigilant stance to protect the fund from this kind of risk.

MEMBERS Capital Advisors, Inc. - Adviser

Dean "Jack" Call, CFA, Portfolio Manager

--------------------------------------------------------------------------------
8

BOND FUND PERFORMANCE REVIEW

              CUMULATIVE PERFORMANCE OF $10,000 SINCE INCEPTION(1)

(LINEGRAPH)

                                            CLASS A SHARES (INCLUDES     CLASS B SHARES (INCLUDES     MERRILL LYNCH U.S. DOMESTIC
                                            MAXIMUM SALES CHARGE)(2)    MAXIMUM APPLICABLE CDSC)(3)          MASTER INDEX
                                            ------------------------    ---------------------------   ---------------------------
12/29/97                                             $ 9,550                      $10,000                       $10,000
4/98                                                 $ 9,680                      $ 9,667                       $10,219
4/99                                                 $10,280                      $10,195                       $10,870
4/00                                                 $10,401                      $10,372                       $11,005
4/01                                                 $11,369                      $11,418                       $12,350
4/02                                                 $12,128                      $12,286                       $13,311
4/03                                                 $13,212                      $13,184                       $14,739
4/04                                                 $13,241                      $13,214                       $15,012
4/05                                                 $13,875                      $13,744                       $15,817
4/06                                                 $13,911                      $13,691                       $15,923
4/07                                                 $14,709                      $14,352                       $17,104

(1)This chart compares a $10,000 investment made in the fund on its inception date to a $10,000 investment made in the Index. All dividends and capital gains are reinvested. Further information relating to the fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Indices are unmanaged and investors cannot invest in them. Index returns do not reflect expenses or sales charges. The graph above and the table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
(PIE CHART)

Asset Backed                                                                       5%
Commercial Mortgage Backed                                                        10%
Private Label Mortgage Backed                                                      3%
Corporate Notes and Bonds                                                         23%
Mortgage Backed                                                                   28%
U.S. Government and Agency Obligations                                            25%
Cash and Other Net Assets                                                          6%

AVERAGE ANNUAL TOTAL RETURN THROUGH APRIL 30, 2007

                              % RETURN WITHOUT SALES CHARGE                % RETURN AFTER SALES CHARGE(4)
                                                        Since                                         Since
                        1 Year   3 Years   5 Years   Inception(5)     1 Year   3 Years   5 Years   Inception(5)
                        -----------------------------------------     -----------------------------------------
Class A Shares(2)        5.73%    3.57%     3.93%        4.73%         0.94%    1.99%     2.98%        4.22%
Class B Shares(3)        4.83     2.79      3.16         3.95          0.33     1.70      2.81         3.95
Class Y Shares(6)          --       --        --         5.85            --       --        --           --
Merrill Lynch U.S.
  Domestic Master
  Index                  7.42     4.45      5.14         5.91            --       --        --           --

(2) Maximum Sales Charge is 4.50% for A Shares.
(3) Maximum Contingent Deferred Sales Charge is 4.5% for B Shares; reduced after 12 months and eliminated after six years.
(4) Assuming Maximum Applicable Sales Charge.
(5) Class A and B Shares commenced investment operations on December 29, 1997; Class Y Shares commenced investment operations on June 30, 2006. The annualized since inception index return is from December 29, 1997.
(6) Only available for purchase by MEMBERS Funds and other affiliated asset allocation funds.

--------------------------------------------------------------------------------

HIGH INCOME FUND PERFORMANCE REVIEW

The high yield market turned in strong performance for the six-month period ended April 30, 2007. The Merrill Lynch U.S. High Yield Master II Index posted a gain of 6.91% which handily outpaced other U.S. fixed income indices. For the same period, the MEMBERS High Income Fund returned 6.52% (Class A shares at net asset value). The slight lag was primarily attributable to an underweight to CCC and below rated bonds as well as an underweight in discount bonds which both outperformed for the time period referenced. The high yield market continues to feed off a persistently low default rate. In fact, Moody's default rate is at a historical low, serving to reinforce complacency and risk taking by many high yield portfolio managers.

The portfolio benefited from its focus on B rated securities and its limited exposure to BB rated securities. The portfolio generated gains in every industry sector during the period, although it benefited the most from strong gains in the support-services, health care, and metals/mining sectors. Somewhat detracting from the portfolio's results was an underweight to lower quality credits as these security types were the best performing for the reporting period. We continue to focus on selling securities that have appreciated to a level where we do not believe the yields are commensurate with the attendant risk. Sale proceeds are primarily redeployed in the new issue market, where we continue to see the best total return opportunities. The portfolio continues to be broadly diversified among 28 industries, with the top five weightings in the support-services, gaming, health care, oil & gas and telecom sectors.

The high yield sector outperformed other asset classes despite narrow spreads, near record supply, and some signs of a weakening economy. Similar to other U.S. financial markets, high yield investors appear to have shrugged off the volatility caused by the "Shanghai Sell Off" and the subprime mortgage debacle in late February and early March. Although, on the surface, investors have maintained their risky bets on lower-quality credits, below the surface, it seems that risk exposures are being re-examined as even the most speculative investors have begun to recognize the economy may be nearing the later stages of the credit cycle.

MEMBERS Capital Advisors, Inc. - Adviser

Shenkman Capital Management, Inc. - Subadviser

Mark R. Shenkman; Frank X. Whitley; Mark R. Flanagan, CPA, CFA; Robert Stricker, CFA; and Steve Schweitzer, Portfolio Managers

--------------------------------------------------------------------------------
10

HIGH INCOME FUND PERFORMANCE REVIEW

              CUMULATIVE PERFORMANCE OF $10,000 SINCE INCEPTION(1)

(linegraph)

                                              CLASS A SHARES (INCLUDES     CLASS B SHARES (INCLUDES     MERRILL LYNCH HIGH YIELD
                                              MAXIMUM SALES CHARGE)(2)    MAXIMUM APPLICABLE CDSC)(3)        MASTER II INDEX
                                              ------------------------    ---------------------------   ------------------------
12/29/97                                               $ 9,550                      $10,000                      $10,000
4/98                                                   $ 9,826                      $ 9,800                      $10,346
4/99                                                   $10,198                      $10,091                      $10,679
4/00                                                   $10,113                      $10,114                      $10,385
4/01                                                   $10,019                      $10,001                      $10,453
4/02                                                   $10,081                      $10,223                      $10,818
4/03                                                   $10,933                      $10,947                      $11,641
4/04                                                   $12,147                      $12,145                      $13,356
4/05                                                   $12,810                      $12,710                      $14,224
4/06                                                   $13,885                      $13,671                      $15,516
4/07                                                   $15,327                      $14,993                      $17,435

(1)This chart compares a $10,000 investment made in the fund on its inception date to a $10,000 investment made in the Index. All dividends and capital gains are reinvested. Further information relating to the fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Indices are unmanaged and investors cannot invest in them. Index returns do not reflect expenses or sales charges. The graph above and the table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS

Support Services                   8%    Technology                              5%    Food and Drug Retailers      2%
Gaming                             7%    Cash and Other Net Assets               4%    Media - Broadcasting         2%
Health Care                        7%    Utilities                               4%    Apparel/Textiles             1%
Oil and Gas                        6%    Chemicals                               3%    Beverage/Food                1%
Telecommunications                 6%    Consumer Products                       3%    Building Materials           1%
Automotive                         5%    General Industrial and Manufacturing    3%    Restaurants                  1%
Forestry/Paper                     5%    Metals and Mining                       3%    Transportation               1%
Media - Cable                      5%    Printing and Publishing                 3%    Packaging                    0%*
Media - Diversified and Services   5%    Aerospace/Defense                       2%    Steel                        0%*
Non Food and Drug Retailers        5%    Environmental                           2%

*Rounds to 0%

AVERAGE ANNUAL TOTAL RETURN THROUGH APRIL 30, 2007

                              % RETURN WITHOUT SALES CHARGE                % RETURN AFTER SALES CHARGE(4)
                                                        Since                                         Since
                        1 Year   3 Years   5 Years   Inception(5)     1 Year   3 Years   5 Years   Inception(5)
                        -----------------------------------------     -----------------------------------------
Class A Shares(2)       10.38%    8.06%      8.74%        5.20%        5.37%    6.40%     7.74%        4.68%
Class B Shares(3)        9.67     7.27       7.96         4.43         5.17     6.25      7.66         4.43
Class Y Shares(6)          --       --         --        11.69           --       --        --           --
Merrill Lynch U.S.
  High Yield Master II
  Index                 12.36     9.29      10.01         6.13           --       --        --           --

(2) Maximum Sales Charge is 4.50% for A Shares.
(3) Maximum Contingent Deferred Sales Charge is 4.5% for B Shares; reduced after 12 months and eliminated after six years.
(4) Assuming Maximum Applicable Sales Charge.
(5) Class A and B Shares commenced investment operations on December 29, 1997; Class Y Shares commenced investment operations on June 30, 2006. The annualized since inception index return is from December 29, 1997.
(6) Only available for purchase by MEMBERS Funds and other affiliated asset allocation funds.

--------------------------------------------------------------------------------

DIVERSIFIED INCOME FUND PERFORMANCE REVIEW

Over the last six months the U.S. economy has remained resilient while showing signs of slowing growth -- GDP has slowed from 2.5% in the fourth quarter of 2006 to 1.3% in the first quarter of 2007. Despite slowing growth, corporate profits have remained strong and investors have maintained their appetite for risk.

In this environment, the Diversified Income Fund provided shareholders with a six-month return of 4.18% (Class A shares at net asset value). The Russell 1000(R) Index returned 9.10% and the Merrill Lynch U.S. Domestic Master Index returned 2.61% during this same period. Investment grade and high yield corporate bonds were the best performing fixed income sectors over the past six months. This has proved unfavorable for the bond component of the Diversified Income Fund as management maintained an underweight position within corporate bonds trying to side-step the "event risk" landmines (where companies increase their financial leverage through share buybacks, leveraged buy-outs and other credit-deteriorating events).

Unfortunately, even a cautious stance couldn't avoid all such negative events. Two asset-backed security holdings suffered from the subprime mortgage problems. In March the railroad industry began to show the pressures of a slowing economy. This coupled with the news that Warren Buffett was accumulating railroad shares raised credit concerns and led to declines in the value of their bonds. April saw the unlikely leveraged buyout of a financial institution, SLM Corp or Sallie Mae, and the Fund's position lost 3.3%.

With the Diversified Income Fund's new focus on generating distributable income, the common stock portion of the fund is being reduced relative to the bond component, and is transitioning to an "equity income" portfolio. As such, it is being managed with the goal of providing a high level of dividend income along with some appreciation potential. During the period ended April 30, 2007, the U.S. stock market (as represented by the Russell 1000(R) Index) advanced nicely for nearly four months, then suffered a significant decline in late-February of approximately 7% as news from China rattled investors worldwide, but soon recovered and ended the period with a gain of 9.10%. The fund's stock portfolio trailed this return by approximately 1 1/2% as the market favored generally lower quality and more cyclical names.

The portfolio's much lower-than-index exposure to information technology stocks benefited it significantly as did its more moderate over-weighting in telecommunication services stocks. An over-weighting in financial stocks detracted from relative performance.

Stock selection dampened relative returns overall, especially in industrials where no individual stock was particularly weak, but as a group they significantly under-performed the index's industrials. Other under-performing areas included financials (U.S. Bancorp, Wachovia, Bank of America and Freddie Mac were significant over-weights that modestly lagged the sector's return), utilities (Exelon Corp. declined while in the portfolio, but advanced 23% for the index over the six-month period), and materials where the portfolio benefited from being over-weighted, but our stocks underperformed the index (Rohm & Haas was over-weighted and declined slightly in price while the index's materials stocks advanced 19%). The fund's overweight in consumer staple stock Altria Group added significantly to relative returns, as did its overweight in Merck & Co.

We continue to believe that our bond portfolio posture of underweighting credit risk will prove beneficial in the future. The stock portfolio's increasing focus on yield may dampen the fund's returns during strong market advances like we experienced in this reporting period, but should serve to stabilize returns in volatile markets and increase monthly income distributions to shareholders. These attributes should serve income-seeking investors well in the months and years ahead.

MEMBERS Capital Advisors, Inc. - Adviser

John Brown, CFA; and Dean "Jack" Call, CFA, Portfolio Managers

--------------------------------------------------------------------------------
12

DIVERSIFIED INCOME FUND PERFORMANCE REVIEW

              CUMULATIVE PERFORMANCE OF $10,000 SINCE INCEPTION(1)

(LINEGRAPH)

                              CLASS A SHARES (INCLUDES   CLASS B SHARES (INCLUDES
                                   MAXIMUM SALES            MAXIMUM APPLICABLE       MERRILL LYNCH U.S.
                                     CHARGE)(2)                  CDSC)(3)           DOMESTIC MASTER INDEX   RUSSELL 1000(R) INDEX
                              ------------------------   ------------------------   ---------------------   ---------------------
12/29/97                               $ 9,425                    $10,000                  $10,000                 $10,000
4/90                                   $10,281                    $10,432                  $10,219                 $11,671
4/99                                   $11,736                    $11,420                  $10,870                 $14,041
4/00                                   $12,653                    $12,852                  $11,005                 $15,789
4/01                                   $12,579                    $12,728                  $12,350                 $13,632
4/02                                   $11,993                    $12,329                  $13,311                 $11,999
4/03                                   $11,228                    $11,357                  $14,739                 $10,384
4/04                                   $12,792                    $12,952                  $15,012                 $12,866
4/05                                   $13,607                    $13,675                  $15,817                 $13,792
4/06                                   $14,678                    $14,640                  $15,923                 $16,096
4/07                                   $16,028                    $15,867                  $17,104                 $18,536

(1)This chart compares a $10,000 investment made in the fund on its inception date to a $10,000 investment made in the Index. All dividends and capital gains are reinvested. Further information relating to the fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Indices are unmanaged and investors cannot invest in them. Index returns do not reflect expenses or sales charges. The graph above and the table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS

(PIE CHART)

Common Stocks                                                                     46%
Commercial Mortgage Backed                                                         4%
Private Label Mortgage Backed                                                      2%
Corporate Notes and Bonds                                                         12%
Mortgage Backed                                                                   17%
U.S. Government and Agency Obligations                                            13%
Asset Backed                                                                       2%
Cash and Other Net Assets                                                          4%

AVERAGE ANNUAL TOTAL RETURN THROUGH APRIL 30, 2007

                              % RETURN WITHOUT SALES CHARGE                % RETURN AFTER SALES CHARGE(4)
                                                        Since                                         Since
                        1 Year   3 Years   5 Years   Inception(5)     1 Year   3 Years   5 Years   Inception(5)
                        -----------------------------------------     -----------------------------------------
Class A Shares(2)        9.20%     7.81%    5.97%        5.85%         2.90%    5.71%     4.73%        5.18%
Class B Shares(3)        8.38      7.00     5.18         5.07          3.88     5.97      4.85         5.07
Merril Lynch U.S.
  Domestic Master
  Index                  7.42      4.45     5.14         5.92            --       --        --           --
Russell 1000(R) Index   15.16     12.94     9.09         6.83            --       --        --           --

(2) Maximum Sales Charge is 5.75% for A Shares.
(3) Maximum Contingent Deferred Sales Charge is 4.5% for B Shares; reduced after 12 months and eliminated after six years.
(4) Assuming Maximum Applicable Sales Charge.
(5) Fund commenced investment operations on December 29, 1997. The annualized since inception index returns are from December 29, 1997.

--------------------------------------------------------------------------------

LARGE CAP VALUE FUND PERFORMANCE REVIEW

The six-month period ended April 30, 2007 saw good gains in the U.S. stock markets, and with only one short period of meaningful market decline. This market decline was more significant, however, than its size and duration might indicate. It was triggered by U.S. investors' fears of actions by government regulators to slow economic growth . . . in China.

This provided a vivid illustration of how the U.S. economy no longer leads the global economy and markets, but rather can be led by what's happening elsewhere. We expect this to become even more of a factor in the years ahead, and China is likely to be where many of the future worldwide economic, market and even cultural influences will originate.

Other than during the late-February, China-originated market shock, domestic large-cap value stocks advanced quite steadily, ending the period up 9.79% (Russell 1000(R) Value Index). The MEMBERS Large Cap Value Fund gained 8.71% (Class A shares at net asset value).

Major contributors to the fund's returns relative to the market index included the fund's greater-than-index exposure to energy stocks (where oil service company Cameron International, for example, advanced 29%), and good security selection in utilities (Mirant Corp. up 52%, Entergy up 33% and FPL Group up 28%), and in financials (Prudential Financial and Unum each advanced approximately 25%).

Primary detractors from fund returns relative to the market were information technology stocks (Motorola declined 24% on disappointing cell phone sales), industrials (where no stock particularly hurt us, but we didn't own some of the index's biggest gainers), and health care (Amgen declined 20%, though it was sold prior to the end of the period).

The fund continues to focus on stocks of companies where we are relatively confident in our outlook and which generate strong free cash flows, which provide great management flexibility and can also attract private equity investors, LBO money, and merger offers. Although the slowing economy is likely to make corporate profit growth and stock market gains harder to achieve, we look for slowing but continued positive economic growth and a generally favorable market environment for the rest of the fund's fiscal year and beyond.

MEMBERS Capital Advisors, Inc. - Adviser

Scott D. Opsal, CFA, Portfolio Manager

--------------------------------------------------------------------------------
14

LARGE CAP VALUE FUND PERFORMANCE REVIEW

              CUMULATIVE PERFORMANCE OF $10,000 SINCE INCEPTION(1)

(LINEGRAPH)

                                            CLASS A SHARES (INCLUDES     CLASS B SHARES (INCLUDES
                                            MAXIMUM SALES CHARGE)(2)    MAXIMUM APPLICABLE CDSC)(3)   RUSSELL 1000(R) VALUE INDEX
                                            ------------------------    ---------------------------   ---------------------------
12/29/97                                             $ 9,425                      $10,000                       $10,000
4/98                                                 $10,928                      $11,114                       $11,429
4/99                                                 $12,910                      $12,287                       $13,039
4/00                                                 $13,654                      $13,893                       $12,533
4/01                                                 $12,430                      $12,566                       $13,339
4/02                                                 $11,300                      $11,609                       $12,817
4/03                                                 $ 9,286                      $ 9,365                       $11,150
4/04                                                 $11,577                      $11,709                       $14,078
4/05                                                 $12,643                      $12,695                       $16,039
4/06                                                 $14,542                      $14,486                       $18,975
4/07                                                 $17,031                      $16,853                       $22,418

(1)This chart compares a $10,000 investment made in the fund on its inception date to a $10,000 investment made in the Index. All dividends and capital gains are reinvested. Further information relating to the fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Indices are unmanaged and investors cannot invest in them. Index returns do not reflect expenses or sales charges. The graph above and the table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS

(PIE CHART)

Consumer Discretionary                                                             8%
Consumer Staples                                                                   8%
Energy                                                                            15%
Financials                                                                        31%
Health Care                                                                        7%
Industrials                                                                        7%
Information Technology                                                             4%
Materials                                                                          4%
Telecommunication Services                                                         6%
Utilities                                                                          6%
Cash and Other Net Assets                                                          4%

AVERAGE ANNUAL TOTAL RETURN THROUGH APRIL 30, 2007

                              % RETURN WITHOUT SALES CHARGE                % RETURN AFTER SALES CHARGE(4)
                                                        Since                                         Since
                        1 Year   3 Years   5 Years   Inception(5)     1 Year   3 Years   5 Years   Inception(5)
                        -----------------------------------------     -----------------------------------------
Class A Shares(2)       17.12%    13.73%     8.55%        6.54%       10.35%    11.49%    7.27%        5.87%
Class B Shares(3)       16.34     12.91      7.74         5.75        11.84     11.98     7.44         5.75
Class Y Shares(6)          --        --        --        19.83           --        --       --           --
Russell 1000(R) Value
  Index                 18.15     16.77     11.83         9.03           --        --       --           --

(2) Maximum Sales Charge is 5.75% for A Shares.
(3) Maximum Contingent Deferred Sales Charge is 4.5% for B Shares; reduced after 12 months and eliminated after six years.
(4) Assuming Maximum Applicable Sales Charge.
(5) Class A and B Shares commenced investment operations on December 29, 1997; Class Y Shares commenced investment operations on June 30, 2006. The annualized since inception index return is from December 29, 1997.
(6) Only available for purchase by MEMBERS Funds and other affiliated asset allocation funds.

--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND PERFORMANCE REVIEW

The first six months (October 31, 2006 through April 30, 2007) of the Large Cap Growth Fund's current fiscal year saw good gains in the U.S. stock markets, and with only one short period of meaningful market decline. This market decline was more significant, however, than its size and duration might indicate. It was triggered by U.S. investors' fears of actions by government regulators to slow economic growth . . . in China.

This provided a vivid illustration of how the U.S. economy no longer leads the global economy and markets, but rather can be led by what's happening elsewhere. We expect this to become even more of a factor in the years ahead, and China is likely to be where many of the future worldwide economic, market and even cultural influences will originate.

Other than during the late-February, China-originated market shock, domestic large-cap growth stocks advanced quite steadily, ending the period up 8.42% (Russell 1000(R) Growth Index). The MEMBERS Large Cap Growth Fund gained 6.33% (Class A shares at net asset value).

Major contributors to the fund's returns relative to the market index included some consumer stocks (Tiffany up 34%, and Coach and CTC Media each up 23%) and utilities (Mirant up 52%) and utility-related stocks (Veolia Environnement ADR up 21%).

Primary detractors from fund returns relative to the market also included some consumer stocks (Cheesecake Factory and Panera Bread each declined only modestly, but were much larger positions in the fund than in the index), health care (Amgen declined 16% while Genentech and Genzyme declined modestly, but were overweighted in the fund), and industrials (Fed Ex down 8% and also overweighted).

The fund continues to focus primarily on stocks of companies we believe have the capacity to grow longer and/or faster than current market expectations, and that serve customers worldwide. Although the slowing domestic economy is likely to make corporate profit growth and stock market gains harder to achieve, we look for continued global economic growth and increasing investor interest in companies capable of producing consistent earnings growth. The fund should do very well in such an environment.

MEMBERS Capital Advisors, Inc. - Adviser

Bruce A. Ebel, CFA, Portfolio Manager

--------------------------------------------------------------------------------
16

LARGE CAP GROWTH FUND PERFORMANCE REVIEW

              CUMULATIVE PERFORMANCE OF $10,000 SINCE INCEPTION(1)

(LINEGRAPH)

                                           CLASS A SHARES (INCLUDES     CLASS B SHARES (INCLUDES
                                           MAXIMUM SALES CHARGE)(2)    MAXIMUM APPLICABLE CDSC)(3)   RUSSELL 1000(R) GROWTH INDEX
                                           ------------------------    ---------------------------   ----------------------------
12/29/97                                            $ 9,425                      $10,000                        $10,000
4/98                                                $11,057                      $11,261                        $12,162
4/99                                                $12,558                      $12,034                        $15,389
4/00                                                $14,585                      $14,870                        $19,632
4/01                                                $14,708                      $14,940                        $13,301
4/02                                                $12,057                      $12,401                        $10,627
4/03                                                $ 9,674                      $ 9,779                        $ 9,102
4/04                                                $11,801                      $11,969                        $11,072
4/05                                                $12,475                      $12,552                        $11,116
4/06                                                $13,630                      $13,619                        $12,804
4/07                                                $14,918                      $14,785                        $14,373

(1)This chart compares a $10,000 investment made in the fund on its inception date to a $10,000 investment made in the Index. All dividends and capital gains are reinvested. Further information relating to the fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Indices are unmanaged and investors cannot invest in them. Index returns do not reflect expenses or sales charges. The graph above and the table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS

(PIE CHART)

Consumer Discretionary                                                            11%
Energy                                                                             5%
Financials                                                                         7%
Industrials                                                                        9%
Information Technology                                                            31%
Cash and Other Net Assets                                                          1%
Utilities                                                                          1%
Materials                                                                          2%
Telecommunication Services                                                         2%
Health Care                                                                       21%
Consumer Staples                                                                  10%

AVERAGE ANNUAL TOTAL RETURN THROUGH APRIL 30, 2007

                              % RETURN WITHOUT SALES CHARGE                % RETURN AFTER SALES CHARGE(4)
                                                        Since                                         Since
                        1 Year   3 Years   5 Years   Inception(5)     1 Year   3 Years   5 Years   Inception(5)
                        -----------------------------------------     -----------------------------------------
Class A Shares(2)        9.45%    8.13%     4.35%         5.04%        3.17%    6.01%     3.13%        4.38%
Class B Shares(3)        8.57     7.30      3.58          4.28         4.07     6.27      3.23         4.28
Class Y Shares(6)          --       --        --         14.30           --       --        --           --
Russell 1000(R) Growth
  Index                 12.25     9.09      6.22          3.96           --       --        --           --

(2) Maximum Sales Charge is 5.75% for A Shares.
(3) Maximum Contingent Deferred Sales Charge is 4.5% for B Shares; reduced after 12 months and eliminated after six years.
(4) Assuming Maximum Applicable Sales Charge.
(5) Class A and B Shares commenced investment operations on December 29, 1997; Class Y Shares commenced investment operations on June 30, 2006. The annualized since inception index return is from December 29, 1997.
(6) Only available for purchase by MEMBERS Funds and other affiliated asset allocation funds.

--------------------------------------------------------------------------------

MID CAP VALUE FUND PERFORMANCE REVIEW

The six-month period ended April 30, 2007 saw good gains in the U.S. stock markets, and with only one short period of meaningful market decline. This market decline was more significant, however, than its size and duration might indicate. It was triggered by U.S. investors' fears of actions by government regulators to slow economic growth . . . in China.

This provided a vivid illustration of how the U.S. economy no longer leads the global economy and markets, but rather can be led by what's happening elsewhere. We expect this to become even more of a factor in the years ahead, and China is likely to be where many of the future worldwide economic, market and even cultural influences will originate.

Other than during the late-February, China-originated market shock, domestic mid-cap value stocks advanced quite steadily, ending the period up 12.78% (Russell Midcap(R) Value Index). The MEMBERS Mid Cap Value Fund gained 10.81% (Class A shares at net asset value).

Major contributors to the fund's returns relative to the market index included the fund's less-than-index exposure to financial stocks and greater-than-index exposure to energy stocks. Individual stock selection added to index-relative returns in health care (Medco Health Solutions advanced 53% during this period) and financials (apartment REIT Equity Residential declined 13% in price and was significantly under-weighted in the fund relative to the index).

Primary detractors from fund returns relative to the market were our industrial stocks, which included Forward Air Corp's -15% decline and collectively gained only about half of the index's industrial's gain of 25%. Also hurting relative performance were several consumer stocks, including homebuilders Pulte Homes (-19%), KB Home and Standard Pacific (each off -14%), which were unable to offset the 66% gain of out-of-benchmark Goodyear Tire.

The fund continues to be widely diversified and focused on stocks of companies where we are relatively confident in their positive outlook. Although the slowing economy is likely to make corporate profit growth and stock market gains harder to achieve, we look for slowing but continued positive economic growth and a generally favorable market environment.

MEMBERS Capital Advisors, Inc. - Adviser
Livia S. Asher, Portfolio Manager

Wellington Management Company, LLP - Subadviser
Stephen T. O'Brien, CFA, Lead Portfolio Manager;
Timothy J. McCormack, CFA; and Shaun F. Pedersen, Portfolio Managers

--------------------------------------------------------------------------------
18

MID CAP VALUE FUND PERFORMANCE REVIEW

              CUMULATIVE PERFORMANCE OF $10,000 SINCE INCEPTION(1)

(LINEGRAPH)

                              CLASS A SHARES (INCLUDES   CLASS B SHARES (INCLUDES
                                   MAXIMUM SALES            MAXIMUM APPLICABLE       RUSSELL MID-CAP(R)    RUSSELL 2500(TM) VALUE
                                     CHARGE)(2)                  CDSC)(3)               VALUE INDEX                INDEX
                              ------------------------   ------------------------    ------------------    ----------------------
2/28/2001                              $ 9,425                    $10,000                  $10,000                 $10,000
4/01                                   $ 9,793                    $ 9,930                  $10,258                 $10,277
4/02                                   $10,601                    $11,160                  $11,121                 $12,014
4/03                                   $ 8,630                    $ 8,705                  $ 9,621                 $10,189
4/04                                   $11,281                    $11,370                  $12,981                 $14,307
4/05                                   $12,212                    $12,330                  $15,616                 $16,287
4/06                                   $15,139                    $15,332                  $19,481                 $20,655
4/07                                   $17,472                    $17,672                  $23,310                 $23,555

(1)This chart compares a $10,000 investment made in the fund on its inception date to a $10,000 investment made in the Index. All dividends and capital gains are reinvested. Further information relating to the fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Indices are unmanaged and investors cannot invest in them. Index returns do not reflect expenses or sales charges. The graph above and the table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS

(PIE CHART)

Consumer Discretionary                                                            13%
Energy                                                                             6%
Financials                                                                        26%
Cash and Other Net Assets                                                          4%
Telecommunication Services                                                         2%
Utilities                                                                         13%
Materials                                                                          5%
Information Technology                                                             7%
Industrials                                                                       10%
Health Care                                                                        6%
Consumer Staples                                                                   8%

AVERAGE ANNUAL TOTAL RETURN THROUGH APRIL 30, 2007

                              % RETURN WITHOUT SALES CHARGE                % RETURN AFTER SALES CHARGE(4)
                                                        Since                                         Since
                        1 Year   3 Years   5 Years   Inception(5)     1 Year   3 Years   5 Years   Inception(5)
                        -----------------------------------------     -----------------------------------------
Class A Shares(2)       15.42%    15.70%    10.51%       10.52%        8.78%    13.44%    9.20%        9.47%
Class B Shares(3)       14.52     14.83      9.63         9.67        10.33     13.94     9.35         9.67
Class Y Shares(6)          --        --        --        18.76           --        --       --           --
Russell Midcap(R)
  Value Index           19.66     21.55     15.95        14.60           --        --       --           --
Russell 2500(TM) Value
  Index                 14.04     18.08     14.41        14.89           --        --       --           --

(2) Maximum Sales Charge is 5.75% for A Shares.
(3) Maximum Contingent Deferred Sales Charge is 4.5% for B Shares; reduced after 12 months and eliminated after six years.
(4) Assuming Maximum Applicable Sales Charge.
(5) Class A and B Shares commenced investment operations on February 28, 2001; Class Y Shares commenced investment operations on June 30, 2006. The annualized since inception index returns are from February 28, 2001.
(6) Only available for purchase by MEMBERS Funds and other affiliated asset allocation funds.

--------------------------------------------------------------------------------

MID CAP GROWTH FUND PERFORMANCE REVIEW

All major indexes posted positive returns during the six-month period ended April 30, 2007. Mid-cap equities outperformed small-cap and large-cap issues. Overall, value and growth stocks were mixed for the period, following an extended period of value out-performance. Within the Custom Benchmark(1), all ten broad economic sectors posted positive returns. The materials, utilities, and energy sectors were the strongest performers, while telecommunication services and financials lagged.

The MEMBERS Mid Cap Growth Fund returned 11.64% (Class A shares at net asset value) during the half-year period. The Russell Midcap(R) Growth Index gained 11.77% during the same period. Strong stock selection produced solid benchmark-relative results in five out of ten sectors. Stock selection was strongest within the industrials, health care, and energy sectors. Weak stock selection within the consumer discretionary sector and an underweight to the strong-performing materials sector were the largest detractors to relative performance.

Key contributors to performance were Varian Semiconductor Equipment (information technology), Precision Castparts and Terex (industrials), and Health Net (health care). Shares of Varian Semiconductor rose on strong earnings and also after announcing a significant machinery purchase by Taiwan Semiconductor and that it was boosting its share repurchase program. Precision Castparts advanced after reporting strong earnings and benefited from continued strength in the commercial aerospace sector and greater visibility of margin improvement potential. Terex experienced growth from solid earnings and profitability. Health Net maintained current earnings guidance, consistent with analyst expectations.

Positive results were partially offset by Coldwater Creek (consumer discretionary), Benchmark Electronics (information technology), and WR Berkley (financials). Coldwater Creek declined after significantly lowering earnings guidance. Electronic manufacturing services company, Benchmark Electronics, moved lower on softer-than-expected end market demand and cautious guidance as a major customer (Sun Microsystems) began diversifying away.

We continue to find many high-quality predictable growth companies to include in the fund. We ended the period with an overweight in the information technology sectors, financials, and industrials sectors relative to the Russell Midcap(R) Growth Index, and an underweight to the consumer discretionary, materials and consumer staples sectors. We continue to find no shortage of companies that we think should be able to deliver improving margins, growing profits, and higher returns on investments.

MEMBERS Capital Advisors, Inc. - Adviser

Wellington Management Company, LLP - Subadviser

Francis J. Boggan, CFA, Portfolio Manager

--------------------------------------------------------------------------------
20

MID CAP GROWTH FUND PERFORMANCE REVIEW

              CUMULATIVE PERFORMANCE OF $10,000 SINCE INCEPTION(1)

(LINEGRAPH)

                                CLASS A SHARES (INCLUDES   CLASS B SHARES (INCLUDES
                                     MAXIMUM SALES            MAXIMUM APPLICABLE        RUSSELL 2500(TM)      RUSSELL MIDCAP(R)
                                       CHARGE)(2)                  CDSC)(3)               GROWTH INDEX           GROWTH INDEX
                                ------------------------   ------------------------     ----------------      -----------------
2/29/00                                  $9,425                     $10,000                  $10,000               $10,000
4/00                                     $8,087                     $ 8,194                  $ 8,621               $ 9,357
4/01                                     $5,353                     $ 5,405                  $ 6,424               $ 6,599
4/02                                     $3,949                     $ 4,130                  $ 5,823               $ 5,609
4/03                                     $3,450                     $ 3,473                  $ 4,632               $ 4,674
4/04                                     $4,486                     $ 4,528                  $ 6,505               $ 6,363
4/05                                     $4,562                     $ 4,613                  $ 6,678               $ 6,812
4/06                                     $5,825                     $ 5,910                  $ 8,953               $ 8,738
4/07                                     $6,598                     $ 6,640                  $ 9,608               $ 9,710

(1)This chart compares a $10,000 investment made in the fund on its inception date to a $10,000 investment made in the Index. All dividends and capital gains are reinvested. Further information relating to the fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Indices are unmanaged and investors cannot invest in them. Index returns do not reflect expenses or sales charges. The graph above and the table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS

(PIE CHART)

Consumer Discretionary                                                            16%
Financials                                                                        12%
Information Technology                                                            23%
Cash and Other Net Assets                                                          4%
Telecommunication Services                                                         1%
Industrials                                                                       17%
Health Care                                                                       18%
Energy                                                                             9%

AVERAGE ANNUAL TOTAL RETURN THROUGH APRIL 30, 2007

                              % RETURN WITHOUT SALES CHARGE                % RETURN AFTER SALES CHARGE(4)
                                                        Since                                         Since
                        1 Year   3 Years   5 Years   Inception(5)     1 Year   3 Years   5 Years   Inception(5)
                        -----------------------------------------     -----------------------------------------
Class A Shares(2)       13.27%    13.72%    10.81%       -4.85%        6.71%    11.50%    9.48%        -5.64%
Class B Shares(3)       12.35     12.85      9.96        -5.55         7.85     11.93     9.69         -5.55
Class Y Shares(6)          --        --        --        20.03           --        --       --            --
Russell 2500(TM)
  Growth Index           7.32     13.88     10.53        -0.56           --        --       --            --
Russell Midcap(R)
  Growth Index          11.13     15.13     11.60        -0.41           --        --       --            --

(2) Maximum Sales Charge is 5.75% for A Shares.
(3) Maximum Contingent Deferred Sales Charge is 4.5% for B Shares; reduced after 12 months and eliminated after six years.
(4) Assuming Maximum Applicable Sales Charge.
(5) Class A and B Shares commenced investment operations on February 29, 2000; Class Y Shares commenced investment operations on June 30, 2006. The annualized since inception index returns are from February 29, 2000.
(6) Only available for purchase by MEMBERS Funds and other affiliated asset allocation funds.

--------------------------------------------------------------------------------

SMALL CAP VALUE FUND PERFORMANCE REVIEW

Since its inception on December 27, 2006, the MEMBERS Small Cap Value Fund advanced 6.40% (Class A shares at net asset value) as of April 30, 2007, outperforming the 2.46% gain of the Russell 2000(R) Value Index.

The fund's performance was strong on an absolute and relative basis, primarily driven by favorable stock selection, and outperformed the benchmark in six out of ten sectors. Stock selection was strongest in the financials, materials, and industrials sector. Weak stock selection in the information technology and energy sectors detracted slightly from relative performance. While a fall-out of bottom-up stock selection, the fund gained from an underweight to the weak-performing financials sector and an overweight in the strong-performing industrials sector.

Key individual contributors to relative performance versus the Russell 2000(R) Value Index were Novelis (materials), Belden (industrials) and Universal (consumer staples). Shares of Novelis, the world's leading aluminum rolled products producer, appreciated significantly after the company announced that it had entered into an agreement to be acquired. Belden, designer and manufacturer of high-speed electronic cables and connectivity products, advanced as the market responded favorably to two potential acquisitions. Universal experienced growth after selling its non-tobacco businesses, including trading companies in the U.S. and the U.K.

Detractors from relative performance during the period included Nam Tai Electronics (information technology), Centene (health care), and Rare Hospitality (consumer discretionary).

The Small Cap Value Fund's investment approach emphasizes individual stock selection and sector weights are a residual of the process. We do, however, carefully consider diversification across economic sectors to limit risk.

During the period our portfolio transactions were spread out across a number of sectors and largely driven by individual stock opportunities. Financials received the largest amount of new funds as we opportunistically added to existing positions and initiated two new positions. In industrials, we opportunistically added to existing positions. While the fund weighting in the energy sector remained largely unchanged, we eliminated our position in Encore Acquisition due to a deterioration of its fundamentals and initiated a new position in Penn Virginia.

MEMBERS Capital Advisors, Inc. - Adviser

Wellington Management Company, LLP - Subadviser

Stephen T. O'Brien, CFA, Lead Portfolio Manager;
Timothy J. McCormack, CFA, and Shaun F. Pedersen, Portfolio Managers

--------------------------------------------------------------------------------
22

SMALL CAP VALUE FUND PERFORMANCE REVIEW

              CUMULATIVE PERFORMANCE OF $10,000 SINCE INCEPTION(1)

(LINEGRAPH)

                                            CLASS A SHARES (INCLUDES     CLASS B SHARES (INCLUDES
                                            MAXIMUM SALES CHARGE)(2)    MAXIMUM APPLICABLE CDSC)(3)   RUSSELL 2000(R) VALUE INDEX
                                            ------------------------    ---------------------------   ---------------------------
12/27/06                                             $ 9,425                      $10,000                       $10,000
4/07                                                 $10,028                      $10,160                       $10,246

(1)This chart compares a $10,000 investment made in the fund on its inception date to a $10,000 investment made in the Index. All dividends and capital gains are reinvested. Further information relating to the fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Indices are unmanaged and investors cannot invest in them. Index returns do not reflect expenses or sales charges. The graph above and the table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS

(PIE CHART)

Consumer Discretionary                                                            16%
Consumer Staples                                                                   6%
Industrials                                                                       24%
Energy                                                                             4%
Financials                                                                        28%
Telecommunication Services                                                         1%
Health Care                                                                        4%
Information Technology                                                             5%
Materials                                                                          4%
Utilities                                                                          4%
Cash and Other Net Assets                                                          4%

AVERAGE ANNUAL TOTAL RETURN THROUGH APRIL 30, 2007

                                         % RETURN WITHOUT SALES CHARGE   % RETURN WITH SALES CHARGE(4)
                                              Since Inception(5)              Since Inception(5)
                                         -----------------------------   -----------------------------
Class A Shares(2)                                     6.40                            0.28
Class B Shares(3)                                     6.10                            1.60
Class Y Shares                                        6.50                              --
Russell 2000(R) Value Index                           2.46                              --

(2) Maximum Sales Charge is 5.75% for A Shares.
(3) Maximum Contingent Deferred Sales Charge is 4.5% for B Shares; reduced after 12 months and eliminated after six years.
(4) Assuming Maximum Applicable Sales Charge.
(5) Class A and B Shares commenced investment operations on December 27, 2006. Class Y Shares commenced investment operations on January 9, 2007. The since inception index return is also from December 27, 2006.
(6) Only available for purchase by MEMBERS Funds and other affiliated asset allocation funds.

--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND PERFORMANCE REVIEW

Over the six-month period, equity markets managed to stage an impressive rally in the face of rising interest rates, higher oil prices and geopolitical concerns. Larger capitalization stocks beat out their smaller counterparts as a flight to quality ensued. Leading benchmark sectors included technology, health care, commercial services, consumer cyclicals and energy. Lagging sectors included utilities and financials.

Performance for the Small Cap Growth Fund from December 27, 2006 (initial funding date) through April 30, 2007 was 5.22% (Class A shares at net asset value), as compared with 5.20% for the Russell 2000(R) Growth Index. The fund benefited from security selection as poorly performing benchmark stocks were avoided. Positive exposure to momentum stocks also proved fruitful for the fund although some gains were offset by overexposure to some value factors.

At the sector level sectors, overweights to basic materials (+1.0%) and energy (+1.4%) added to performance. Individual performers included mining and metals companies; Chaparral Steel (up 59%), Ryerson Inc. (up 64%) and Silgan Holdings (up 31%). Gains were also helped by oil & refinery companies; Tesoro Corp. (up 84%) and Frontier Oil (up 23%).

During the fund's last portfolio rebalancing, sector shifts included increases to commercial services by 2.4% and industrials by 1%. The allocation to energy was cut by 1.3% and health care was cut by 1%. Other sector changes were modest.

Federal Reserve chairman Ben Bernanke stated in March that the economy will likely continue to expand at a 'moderate pace' over the next few quarters and that the Fed's primary concern is inflation. Additionally, the Fed hoped that the slump in the housing market would not spread to consumer spending, which is critical to maintaining positive momentum in our economy. Presently, the economy is still fundamentally sound and is projected to grow 2.4% this year. Inflation and a weak real estate market will continue to be a risk to all stocks. The fund's well diversified defensive structure should continue to add value.

MEMBERS Capital Advisors, Inc. - Adviser

Paradigm Asset Management Company, LLC - Subadviser

James E. Francis, Jeffrey E. Marcus, and Gregory Pai, Portfolio Managers

--------------------------------------------------------------------------------
24

SMALL CAP GROWTH FUND PERFORMANCE REVIEW

              CUMULATIVE PERFORMANCE OF $10,000 SINCE INCEPTION(1)

(LINEGRAPH)

                                           CLASS A SHARES (INCLUDES     CLASS B SHARES (INCLUDES
                                           MAXIMUM SALES CHARGE)(2)    MAXIMUM APPLICABLE CDSC)(3)   RUSSELL 2000(R) GROWTH INDEX
                                           ------------------------    ---------------------------   ----------------------------
12/27/06                                            $9,425                       $10,000                        $10,000
4/30/07                                             $9,917                       $10,041                        $10,520

(1)This chart compares a $10,000 investment made in the fund on its inception date to a $10,000 investment made in the Index. All dividends and capital gains are reinvested. Further information relating to the fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Indices are unmanaged and investors cannot invest in them. Index returns do not reflect expenses or sales charges. The graph above and the table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS

(PIE CHART)

Consumer Discretionary                                                            14%
Consumer Staples                                                                   3%
Energy                                                                             7%
Financials                                                                        11%
Health Care                                                                       15%
Industrials                                                                       23%
Information Technology                                                            20%
Materials                                                                          4%
Telecommunication Services                                                         1%
Utilities                                                                          0%
Cash and Other Net Assets                                                          2%

*Rounds to 0%

AVERAGE ANNUAL TOTAL RETURN THROUGH APRIL 30, 2007

                                         % RETURN WITHOUT SALES CHARGE   % RETURN WITH SALES CHARGE(4)
                                              Since Inception(5)               Since Inception(5)
                                         -----------------------------   -----------------------------
Class A Shares(2)                                     5.22                           -0.83
Class B Shares(3)                                     4.91                            0.41
Class Y Shares(6)                                     5.30                              --
Russell 2000(R) Growth Index                          5.20

(2) Maximum Sales Charge is 5.75% for A Shares.
(3) Maximum Contingent Deferred Sales Charge is 4.5% for B Shares; reduced after 12 months and eliminated after six years.
(4) Assuming Maximum Applicable Sales Charge.
(5) Class A and B Shares commenced investment operations on December 27, 2006. Class Y Shares commenced investment operations on January 9, 2007. The since inception index return is from December 27, 2006.

--------------------------------------------------------------------------------

INTERNATIONAL STOCK FUND PERFORMANCE REVIEW

The MEMBERS International Stock Fund returned 12.21% for the period ended April 30, 2007 (Class A shares at net asset value). This compares to 15.68% for the MSCI EAFE index for the same period. The fund was hurt by a strategic allocation to international emerging markets and international small cap which returned less than their larger cap brethren for the period.

International markets rallied early this period in a manner reflective of their performance for the prior three years. Then, at the end of February 2007 following comments by Chinese central bankers and Alan Greenspan, international markets sold off in rapid fashion erasing year-to-date gains. Through the end of March, international markets recovered much of their losses and posted strong gains through the end of April.

Concerns weighing on international markets are continued softness in the housing market, contagion from subprime lending and adjustable rate mortgages, and continued concerns about Chinese central bank activity. Helping markets is an ample supply of global liquidity as well as the resultant private equity and leveraged buy-out activity. Going forward we expect to continue to see larger, more established companies in stable, global markets outperform lower quality companies with highly variable income streams that are regionally concentrated.

Within the fund, the large capitalization, developed markets allocation was helped by both an overweight to and stock selection within consumer staples. Conversely, large cap performance was hindered by performance within the financials sector. The small capitalization, developed markets segment finished slightly behind the MSCI Small Cap (World ex-US) Index. This allocation was helped by an overweight to Euro-denominated countries as well as strong stock selection in the energy sector. Performance was hindered by stock selection in both the consumer discretionary sector and Japanese stocks in general. The emerging markets component of the fund was helped by security selection within the materials and energy sector as well as Brazil. Hindering performance was stock selection in the consumer discretionary and financial sectors and lower-than-benchmark exposure to.

MEMBERS Capital Advisors, Inc. - Adviser

Lazard Asset Management LLC - Subadviser

John R. Reinsberg, CFA; Michael A. Bennett, CFA; Michael G. Fry, CFA; James Donald, CFA; and Brian Pessin, CFA, Portfolio Managers

--------------------------------------------------------------------------------
26

INTERNATIONAL STOCK FUND PERFORMANCE REVIEW

              CUMULATIVE PERFORMANCE OF $10,000 SINCE INCEPTION(1)

(LINEGRAPH)

                                                                                                    MORGAN STANLEY INTERNATIONAL
                                         CLASS A SHARES (INCLUDES     CLASS B SHARES (INCLUDES     EUROPE, AUSTRALASIA & FAR EAST
                                         MAXIMUM SALES CHARGE)(2)    MAXIMUM APPLICABLE CDSC)(3)      INDEX (MSCI EAFE INDEX)
                                         ------------------------    ---------------------------   ------------------------------
12/29/97                                            9425                        10000                           10000
4/98                                               11104                        11301                           11659
4/99                                               11084                        10916                           12802
4/00                                               10981                        11103                           14616
4/01                                                9632                         9703                           12270
4/02                                                9044                         9291                           10599
4/03                                                7895                         7983                            8912
4/04                                               10942                        11062                           12543
4/05                                               12920                        12984                           14477
4/06                                               17478                        17419                           19399
4/07                                               19918                        19714                           23341

(1)This chart compares a $10,000 investment made in the fund on its inception date to a $10,000 investment made in the Index. All dividends and capital gains are reinvested. Further information relating to the fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Indices are unmanaged and investors cannot invest in them. Index returns do not reflect expenses or sales charges. The graph above and the table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

             GEOGRAPHICAL ALLOCATION AS A PERCENTAGE OF NET ASSETS

(PIE CHART)

Africa                                                                             2
Europe (excluding United Kingdom)                                                 46
Japan                                                                             13
Latin America                                                                      3
Pacific Basin                                                                      7
United Kingdom                                                                    22
Other Countries                                                                    3
Cash and Other Net Assets                                                          4

AVERAGE ANNUAL TOTAL RETURN THROUGH APRIL 30, 2007

                              % RETURN WITHOUT SALES CHARGE                % RETURN AFTER SALES CHARGE(4)
                                                        Since                                         Since
                        1 Year   3 Years   5 Years   Inception(5)     1 Year   3 Years   5 Years   Inception(5)
                        -----------------------------------------     -----------------------------------------
Class A Shares(2)       13.96%    22.10%    17.11%        8.34%        7.41%    19.71%    15.71%       7.66%
Class B Shares(3)       13.18     21.24     16.24         7.54         8.68     20.44     16.02        7.54
Class Y Shares(6)           -         -         -        20.89            -         -         -           -
MSCI EAFE Index         20.32     23.00     17.10         9.50            -         -         -           -

(2) Maximum Sales Charge is 5.75% for A Shares.
(3) Maximum Contingent Deferred Sales Charge is 4.5% for B Shares; reduced after 12 months and eliminated after six years.
(4) Assuming Maximum Applicable Sales Charge.
(5) Class A and B Shares commenced investment operations on December 29, 1997; Class Y Shares commenced investment operations on June 30, 2006. The annualized since inception index return is from December 29, 1997.
(6) Only available for purchase by MEMBERS Funds and other affiliated asset allocation funds.

--------------------------------------------------------------------------------

CONSERVATIVE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
INVESTMENT COMPANIES - 102.35%
-------------------------------------------------------------------------------------------------------------
             ALTERNATIVE ASSET CLASSES - 6.11%
    12,130   Cohen & Steers Institutional Realty Shares, Inc. ...............................  $     696,361
                                                                                                 -----------
             DEBT SECURITIES - 55.17%
   173,833   Dodge & Cox Income Fund.........................................................      2,202,470
   136,418   MEMBERS Bond Fund, Class Y (R)..................................................      1,335,531
    72,225   MEMBERS High Income Fund, Class Y (R)...........................................        547,467
   211,207   Western Asset Intermediate Bond Portfolio.......................................      2,207,114
                                                                                                 -----------
                                                                                                   6,292,582
                                                                                                 -----------
             EQUITY SECURITIES - 23.77%
    82,530   MEMBERS Large Cap Growth Fund, Class Y (R)*.....................................      1,293,247
    60,349   MEMBERS Large Cap Value Fund, Class Y (R).......................................      1,000,578
    59,587   MEMBERS Mid Cap Growth Fund, Class Y (R)*.......................................        417,707
                                                                                                 -----------
                                                                                                   2,711,532
                                                                                                 -----------
             FOREIGN SECURITIES - 5.12%
    37,011   MEMBERS International Stock Fund, Class Y (R)...................................        584,037
                                                                                                 -----------
             MONEY MARKET SECURITIES - 12.18%
 1,385,645   MEMBERS Cash Reserves Fund, Class Y (R).........................................      1,385,645

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
             MONEY MARKET SECURITIES (CONTINUED)
     3,135   SSgA Prime Money Market Fund....................................................  $       3,135
                                                                                                 -----------
                                                                                                   1,388,780
                                                                                                 -----------

             TOTAL INVESTMENT COMPANIES - 102.35%
             ( Cost $11,444,951** )..........................................................     11,673,292

NET OTHER ASSETS AND LIABILITIES - (2.35)%
-------------------------------------------------------------------------------------------------------------
                                                                                                    (268,299)

TOTAL NET ASSETS - 100.00%
-------------------------------------------------------------------------------------------------------------
                                                                                               $  11,404,993
-------------------------------------------------------------------------------------------------------------

   * Non-income producing.
  ** Aggregate cost for Federal tax purposes was
     $11,452,437.
 (R) Affiliated Company (see note 6).

     For Trust compliance purposes, the Trust's industry classifications refer to one or more of the industry sub-classifications as defined by the Standard Industrial Classification system. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.



--------------------------------------------------------------------------------
28

                See accompanying Notes to Financial Statements.

MODERATE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                                                                                        Value (Note 2)
------                                                                                        --------------
INVESTMENT COMPANIES - 99.93%
------------------------------------------------------------------------------------------------------------
            ALTERNATIVE ASSET CLASSES - 4.69%
   37,060   Cohen & Steers Institutional Realty Shares, Inc. ...............................  $   2,127,613
                                                                                                -----------
            DEBT SECURITIES - 28.32%
  457,234   MEMBERS Bond Fund,
            Class Y (R).....................................................................      4,476,324
  399,365   MEMBERS High Income
            Fund, Class Y (R)...............................................................      3,027,190
  511,008   Western Asset Intermediate Bond Portfolio.......................................      5,340,029
                                                                                                -----------
                                                                                                 12,843,543
                                                                                                -----------
            EQUITY SECURITIES - 47.09%
   87,021   Columbia Funds Series Trust - Columbia Marsico Focused Equities Fund, Class
            Z*..............................................................................      1,970,164
  322,771   MEMBERS Large Cap Growth Fund, Class Y (R)*.....................................      5,057,816
  307,080   MEMBERS Large Cap Value Fund, Class Y (R).......................................      5,091,386
  500,121   MEMBERS Mid Cap Growth Fund, Class Y (R)*.......................................      3,505,849
  147,642   MEMBERS Mid Cap Value Fund, Class Y (R).........................................      2,069,945
  199,123   MEMBERS Small Cap Growth Fund, Class Y (R)......................................      2,096,763
  147,000   MEMBERS Small Cap Value Fund, Class Y (R)*......................................      1,565,553
                                                                                                -----------
                                                                                                 21,357,476
                                                                                                -----------
            FOREIGN SECURITIES - 14.86%
  358,769   MEMBERS International Stock Fund, Class Y (R)...................................      5,661,374
   13,200   Vanguard Emerging Markets ETF...................................................      1,080,684
                                                                                                -----------
                                                                                                  6,742,058
                                                                                                -----------

Shares                                                                                        Value (Note 2)
------                                                                                        --------------
            MONEY MARKET SECURITIES - 4.97%
2,229,503   MEMBERS Cash Reserves Fund, Class Y (R).........................................  $   2,229,503
   26,701   SSgA Prime Money Market Fund....................................................         26,701
                                                                                                -----------
                                                                                                  2,256,204
                                                                                                -----------

            TOTAL INVESTMENT COMPANIES - 99.93%
            ( Cost $43,771,253** )..........................................................     45,326,894

NET OTHER ASSETS AND LIABILITIES - 0.07%
------------------------------------------------------------------------------------------------------------
                                                                                                     32,492

TOTAL NET ASSETS - 100.00%
------------------------------------------------------------------------------------------------------------
                                                                                              $  45,359,386
------------------------------------------------------------------------------------------------------------

   * Non-income producing.
  ** Aggregate cost for Federal tax purposes was
     $43,914,930.
 (R) Affiliated Company (see note 6).
 ETF Exchange Traded Fund.

     For Trust compliance purposes, the Trust's industry classifications refer to one or more of the industry sub-classifications as defined by the Standard Industrial Classification system. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.



--------------------------------------------------------------------------------
                                                                              29

                See accompanying Notes to Financial Statements.

AGGRESSIVE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                             Value (Note 2)
------                             --------------
INVESTMENT COMPANIES - 98.17%
-------------------------------------------------
             ALTERNATIVE ASSET CLASSES - 1.80%
     4,408   Cohen & Steers
             Institutional Realty
             Shares, Inc. .......  $     253,047
                                     -----------
             EQUITY SECURITIES - 67.57%
    34,791   Columbia Funds Series
             Trust - Columbia Marsico Focused
             Equities Fund,
             Class Z*............        787,672
   125,976   MEMBERS Large Cap Growth Fund,
             Class Y (R)*........      1,974,040
   119,923   MEMBERS Large Cap Value Fund,
             Class Y (R).........      1,988,325
   217,420   MEMBERS Mid Cap Growth Fund,
             Class Y (R)*........      1,524,115
    85,250   MEMBERS Mid Cap Value Fund,
             Class Y (R).........      1,195,210
    97,230   MEMBERS Small Cap Growth Fund,
             Class Y (R).........      1,023,835
    93,054   MEMBERS Small Cap Value Fund,
             Class Y (R)*........        991,021
                                     -----------
                                       9,484,218
                                     -----------
             FOREIGN SECURITIES - 28.53%
   211,240   MEMBERS
             International Stock
             Fund, Class Y (R)...      3,333,364
     8,200   Vanguard Emerging Markets
             ETF.................        671,334
                                     -----------
                                       4,004,698
                                     -----------
             MONEY MARKET SECURITIES - 0.27%
    38,049   SSgA Prime Money
             Market Fund.........         38,049
                                     -----------

             TOTAL INVESTMENT COMPANIES - 98.17%
             ( Cost
             $13,049,657** ).....     13,780,012

NET OTHER ASSETS AND LIABILITIES - 1.83%
-------------------------------------------------
                                         257,454

TOTAL NET ASSETS - 100.00%
-------------------------------------------------
                                   $  14,037,466
-------------------------------------------------

   * Non-income producing.
  ** Aggregate cost for Federal tax purposes was
     $13,128,840.
 (R) Affiliated Company (see note 6).
 ETF Exchange Traded Fund.
     For Trust compliance purposes, the Trust's industry classifications refer to one or more of the industry sub-classifications as defined by the Standard Industrial Classification system. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.



--------------------------------------------------------------------------------
30

                See accompanying Notes to Financial Statements.

CASH RESERVES FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Par Value                                                                                      Value (Note 2)
---------                                                                                      --------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 91.61%
-------------------------------------------------------------------------------------------------------------
             FEDERAL AGRICULTURAL MORTGAGE CORP. (A) - 14.65%
$  632,000   5.161%, due 05/15/07............................................................  $     630,732
 1,284,000   5.131%, due 05/18/07............................................................      1,280,889
   700,000   5.140%, due 05/22/07............................................................        697,901
   800,000   5.150%, due 05/30/07............................................................        796,681
                                                                                                 -----------
                                                                                                   3,406,203
                                                                                                 -----------
             FEDERAL FARM CREDIT BANK (A) - 6.91%
   500,000   5.125%, due 05/03/07............................................................        499,858
   310,000   5.100%, due 05/09/07............................................................        309,649
   500,000   5.090%, due 05/14/07............................................................        499,081
   300,000   5.100%, due 05/30/07............................................................        298,767
                                                                                                 -----------
                                                                                                   1,607,355
                                                                                                 -----------
             FEDERAL HOME LOAN BANK - 11.01%
   200,000   0.010%, due 05/01/07 (A)........................................................        200,000
   243,000   0.010%, due 05/11/07 (A)........................................................        242,651
   500,000   5.090%, due 05/11/07 (A)........................................................        499,293
   871,000   5.150%, due 05/11/07 (A)........................................................        869,754
   500,000   5.186%, due 02/07/08 (G)........................................................        500,000
   250,000   5.189%, due 04/01/08 (G)........................................................        249,931
                                                                                                 -----------
                                                                                                   2,561,629
                                                                                                 -----------
             FEDERAL HOME LOAN MORTGAGE CORP. - 3.22%
   250,000   5.121%, due 05/01/07 (A)........................................................        250,000
   500,000   5.250%, due 05/16/07............................................................        499,967
                                                                                                 -----------
                                                                                                     749,967
                                                                                                 -----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 7.52%
   750,000   5.119%, due 05/09/07 (A)........................................................        749,147
   500,000   5.140%, due 05/09/07 (A)........................................................        499,429
   500,000   4.750%, due 08/03/07............................................................        499,341
                                                                                                 -----------
                                                                                                   1,747,917
                                                                                                 -----------
             U.S. TREASURY BILLS (A) - 48.30%
 6,000,000   4.827%, due 05/10/07............................................................      5,992,759
 5,250,000   4.840%, due 05/17/07............................................................      5,238,707
                                                                                                 -----------
                                                                                                  11,231,466
                                                                                                 -----------
             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
             ( Cost $21,304,537 )............................................................     21,304,537

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
INVESTMENT COMPANIES - 8.40%
-------------------------------------------------------------------------------------------------------------
   951,154   J.P. Morgan Prime Money Market Fund.............................................  $     951,154
 1,001,789   SSgA Prime Money Market Fund....................................................      1,001,789
                                                                                                 -----------
             TOTAL INVESTMENT COMPANIES
             ( Cost $1,952,943 ).............................................................      1,952,943

TOTAL INVESTMENTS - 100.01%
-------------------------------------------------------------------------------------------------------------
( Cost $23,257,480** )...........................................................................  23,257,480

NET OTHER ASSETS AND LIABILITIES - (0.01)%
-------------------------------------------------------------------------------------------------------------
                                                                                                      (3,284)

TOTAL NET ASSETS - 100.00%
-------------------------------------------------------------------------------------------------------------
                                                                                               $  23,254,196
-------------------------------------------------------------------------------------------------------------

  ** Aggregate cost for Federal tax purposes was
     $23,257,480.
 (A) Rate noted represents annualized yield at time of purchase.
 (G) Floating rate note. Date shown is next reset date.

     For Trust compliance purposes, the Trust's industry classifications refer to one or more of the industry sub-classifications as defined by the Standard Industrial Classification system. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.



--------------------------------------------------------------------------------
                                                                              31

                See accompanying Notes to Financial Statements.

BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Par Value                          Value (Note 2)
---------                          --------------
ASSET BACKED - 4.84%
-------------------------------------------------
$   64,040   ABSC Long Beach Home Equity Loan
             Trust,
             Series 2000-LB1, Class AF5 (M)
             8.550%, due
             09/21/30............  $      63,852
   300,000   Ameriquest Mortgage Securities,
             Inc.,
             Series 2004-FR1, Class M2 (M)
             5.207%, due
             05/25/34............        294,397
   464,137   Countrywide Asset-Backed
             Certificates,
             Series 2003-S1, Class A4 (M)
             5.009%, due
             12/25/32............        461,440
   560,000   GMAC Mortgage Corp. Loan Trust,
             Series 2004-HE2, Class M1 (G)
             3.950%, due
             10/25/33............        551,851
   391,744   Green Tree Financial Corp.,
             Series 1998-2, Class A6
             6.810%, due
             12/01/27............        405,648
   772,000   GSAMP Trust,
             Series 2006-S5, Class M5 (M)
             7.488%, due
             09/25/36............         30,880
 1,500,000   New Century Home Equity Loan Trust,
             Series 2003-5, Class AI5
             5.500%, due
             11/25/33............      1,498,221
   580,000   Park Place Securities, Inc.,
             Series 2004-WWF1, Class M10 (G)
             7.820%, due
             12/25/34............        506,828
   532,182   Residential Asset Mortgage Products,
             Inc.,
             Series 2003-RS9, Class AI5
             4.990%, due
             03/25/31............        529,378
   315,000   Soundview Home Equity Loan Trust,
             Series 2005-B, Class M6 (M)
             6.175%, due
             05/25/35............        311,067
   440,000   Wells Fargo Home Equity Trust,
             Series 2004-2, Class M8A (C) (G)
             8.320%, due
             05/25/34............        413,963
                                     -----------
             TOTAL ASSET BACKED
             ( Cost
             $5,905,862 )........      5,067,525

COMMERCIAL MORTGAGE BACKED - 10.48%
-------------------------------------------------
   394,184   Bear Stearns Commercial Mortgage
             Securities,
             Series 2001-TOP4, Class A1
             5.060%, due
             11/15/16............        392,331
   640,000   Bear Stearns Commercial Mortgage
             Securities,
             Series 2003-T10, Class E (C) (G)
             5.540%, due
             03/13/40............        641,155
   436,944   Bear Stearns Commercial Mortgage
             Securities,
             Series 2004-T16, Class A2
             3.700%, due
             02/13/46............        427,053

Par Value                          Value (Note 2)
---------                          --------------
COMMERCIAL MORTGAGE BACKED (CONTINUED)
-------------------------------------------------
$  525,000   Bear Stearns Commercial Mortgage
             Securities,
             Series 2004-T16, Class A6 (G)
             4.750%, due
             02/13/46............  $     508,386
   325,000   Bear Stearns Commercial Mortgage
             Securities,
             Series 2005-T20, Class F
             4.833%, due
             10/12/42............        316,321
 1,100,000   Government National Mortgage
             Association,
             Series 2004-43, Class C (G)
             5.008%, due
             12/16/25............      1,091,488
 1,200,000   Greenwich Capital Commercial Funding
             Corp.,
             Series 2004-GG1, Class A7 (G)
             5.317%, due
             06/10/36............      1,203,869
 1,000,000   LB-UBS Commercial Mortgage Trust,
             Series 2004-C1, Class A2
             3.624%, due
             01/15/29............        970,272
   800,000   LB-UBS Commercial Mortgage Trust,
             Series 2004-C8, Class A6 (G)
             4.799%, due
             12/15/29............        777,509
 1,150,000   Morgan Stanley Capital I,
             Series 2004-HQ4, Class A7
             4.970%, due
             04/14/40............      1,127,415
   500,000   Morgan Stanley Capital I,
             Series 2004-T13, Class A3
             4.390%, due
             09/13/45............        483,327
   910,000   Morgan Stanley Capital I,
             Series 2006-IQ12, Class ANM
             5.310%, due
             12/15/43............        906,794
   330,000   Multi Security Asset Trust,
             Series 2005-RR4A, Class J (C)
             5.880%, due
             11/28/35............        298,118
   570,653   Wachovia Bank Commercial Mortgage
             Trust,
             Series 2003-C6, Class A1
             3.364%, due
             08/15/35............        559,167
 1,295,000   Wachovia Bank Commercial Mortgage
             Trust,
             Series 2003-C8, Class A2
             3.894%, due
             11/15/35............      1,268,284
                                     -----------
             TOTAL COMMERCIAL MORTGAGE BACKED
             ( Cost
             $11,074,930 ).......     10,971,489



--------------------------------------------------------------------------------
32

                See accompanying Notes to Financial Statements.

BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Par Value                          Value (Note 2)
---------                          --------------
PRIVATE LABEL MORTGAGE BACKED - 2.64%
-------------------------------------------------
$  950,806   Banc of America Alternative Loan
             Trust,
             Series 2005-12, Class 3CB1
             6.000%, due
             01/25/36............  $     957,218
 1,793,811   Banc of America Alternative Loan
             Trust,
             Series 2006-3, Class 2CB1
             6.000%, due
             04/25/36............      1,805,199
                                     -----------
             TOTAL PRIVATE LABEL MORTGAGE BACKED
             ( Cost
             $2,718,126 )........      2,762,417

CORPORATE NOTES AND BONDS - 22.67%
-------------------------------------------------
             CONSUMER DISCRETIONARY - 2.10%
   750,000   American Association of Retired
             Persons (C)
             7.500%, due
             05/01/31............        920,810
   700,000   Carnival Corp. (D)
             3.750%, due
             11/15/07............        694,052
   575,000   Erac USA Finance Co. (C)
             6.700%, due
             06/01/34............        579,863
                                     -----------
                                       2,194,725
                                     -----------
             CONSUMER STAPLES - 1.06%
   750,000   Coca-Cola Enterprises, Inc.
             4.375%, due
             09/15/09............        739,461
   365,000   Diageo Capital PLC (D)
             5.500%, due
             09/30/16............        365,595
                                     -----------
                                       1,105,056
                                     -----------
             ENERGY - 1.19%
   240,000   Hess Corp.
             7.875%, due
             10/01/29............        281,811
   400,000   Pemex Project Funding Master Trust
             7.375%, due
             12/15/14............        447,200
   450,000   Valero Energy Corp. (O)
             7.500%, due
             04/15/32............        521,860
                                     -----------
                                       1,250,871
                                     -----------
             FINANCE - 5.25%
   500,000   AIG SunAmerica Global Financing XII
             (C)
             5.300%, due
             05/30/07............        499,940
   500,000   American General Finance Corp.,
             Series H
             4.625%, due
             09/01/10............        492,114
   500,000   Bear Stearns Cos., Inc.
             7.800%, due
             08/15/07............        503,300
   290,000   GE Insurance Solutions Corp.
             7.000%, due
             02/15/26............        324,340
   330,000   GE Insurance Solutions Corp.
             7.750%, due
             06/15/30............        403,397
   750,000   Goldman Sachs Group, Inc.
             5.700%, due
             09/01/12............        764,741

Par Value                          Value (Note 2)
---------                          --------------
CORPORATE NOTES AND BONDS (CONTINUED)
-------------------------------------------------
             FINANCE (CONTINUED)
$  750,000   HSBC Finance Corp.
             6.500%, due
             11/15/08............  $     764,025
   520,000   Lehman Brothers Holdings, Inc.
             5.750%, due
             01/03/17............        522,738
   270,000   Simon Property Group L.P.
             5.875%, due
             03/01/17............        277,378
   440,000   SLM Corp.
             5.125%, due
             08/27/12............        410,888
   500,000   U.S. Bank N.A.
             6.300%, due
             02/04/14............        528,946
                                     -----------
                                       5,491,807
                                     -----------
             FORESTRY/PAPER - 0.34%
   325,000   Westvaco Corp.
             8.200%, due
             01/15/30............        355,717
                                     -----------
             HEALTH CARE - 1.39%
   500,000   Eli Lilly & Co.
             6.570%, due
             01/01/16............        542,511
   325,000   Genentech, Inc.
             5.250%, due
             07/15/35............        301,146
   345,000   Merck & Co., Inc.
             6.400%, due
             03/01/28............        364,557
   230,000   Wyeth
             6.500%, due
             02/01/34............        247,448
                                     -----------
                                       1,455,662
                                     -----------
             INDUSTRIALS - 4.82%
   240,000   Boeing Co.
             8.625%, due
             11/15/31............        331,325
   215,000   D.R. Horton, Inc.
             5.250%, due
             02/15/15............        198,049
   500,000   DaimlerChrysler NA Holding Corp. (O)
             4.750%, due
             01/15/08............        497,608
 1,000,000   Dow Chemical Co.
             5.750%, due
             12/15/08............      1,005,647
   800,000   General Electric Co.
             5.000%, due
             02/01/13............        794,206
   250,000   GMAC LLC (O)
             6.125%, due
             08/28/07............        249,683
   500,000   GMAC LLC
             7.250%, due
             03/02/11............        508,349
   192,000   Raytheon Co.
             4.500%, due
             11/15/07............        191,066
   235,000   Waste Management, Inc.
             7.125%, due
             12/15/17............        258,818



--------------------------------------------------------------------------------
                                                                              33

                See accompanying Notes to Financial Statements.

BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Par Value                          Value (Note 2)
---------                          --------------
CORPORATE NOTES AND BONDS (CONTINUED)
-------------------------------------------------
             INDUSTRIALS (CONTINUED)
$  500,000   Weyerhaeuser Co.
             6.875%, due
             12/15/33............  $     501,086
   525,000   WM Wrigley Jr. Co.
             4.300%, due
             07/15/10............        513,112
                                     -----------
                                       5,048,949
                                     -----------
             MEDIA - 1.11%
   525,000   Comcast Cable Communication
             Holdings, Inc.
             9.455%, due
             11/15/22............        692,329
   455,000   Rogers Cable, Inc. (D)
             6.250%, due
             06/15/13............        467,513
                                     -----------
                                       1,159,842
                                     -----------
             PIPELINE - 0.34%
   345,000   KN Energy, Inc.
             7.250%, due
             03/01/28............        356,101
                                     -----------
             TELECOMMUNICATIONS - 1.10%
   400,000   Cisco Systems, Inc.
             5.500%, due
             02/22/16............        402,182
   250,000   Rogers Wireless, Inc. (D)
             9.750%, due
             06/01/16............        317,500
   445,000   Sprint Nextel Corp.
             6.000%, due
             12/01/16............        436,732
                                     -----------
                                       1,156,414
                                     -----------
             TRANSPORTATION - 1.06%
   285,000   Burlington Northern Santa Fe Corp.
             8.125%, due
             04/15/20............        338,410
   359,000   Norfolk Southern Corp.
             5.590%, due
             05/17/25............        338,006
   390,000   Norfolk Southern Corp.
             7.050%, due
             05/01/37............        428,976
                                     -----------
                                       1,105,392
                                     -----------
             UTILITIES - 2.91%
   500,000   Energy East Corp.
             8.050%, due
             11/15/10............        543,831
   450,000   Illinois Power Co.
             7.500%, due
             06/15/09............        462,747
   435,000   New York State Electric & Gas Corp.
             4.375%, due
             11/15/07............        432,569
   285,000   Pacific Gas & Electric Co.
             6.050%, due
             03/01/34............        291,316
   250,000   Progress Energy, Inc.
             7.750%, due
             03/01/31............        302,732
   200,000   Sierra Pacific Power Co.,
             Series M
             6.000%, due
             05/15/16............        202,777

Par Value                          Value (Note 2)
---------                          --------------
CORPORATE NOTES AND BONDS (CONTINUED)
-------------------------------------------------
             UTILITIES (CONTINUED)
$  750,000   Wisconsin Electric Power Co.
             6.500%, due
             06/01/28............  $     810,094
                                     -----------
                                       3,046,066
                                     -----------
             TOTAL CORPORATE NOTES AND BONDS
             ( Cost
             $23,564,161 ).......     23,726,602

MORTGAGE BACKED - 27.68%
-------------------------------------------------
             FEDERAL HOME LOAN
             MORTGAGE CORP. - 3.71%
   689,538   5.000%, due 05/01/18
             Pool # E96322.......        681,506
     6,762   8.000%, due 06/01/30
             Pool # C01005.......          7,128
     8,786   7.000%, due 03/01/31
             Pool # C48133.......          9,158
   134,909   6.500%, due 01/01/32
             Pool # C62333.......        139,144
 2,296,020   5.000%, due 07/01/33
             Pool # A11325.......      2,224,774
   245,557   6.000%, due 10/01/34
             Pool # A28439.......        248,223
   189,965   6.000%, due 10/01/34
             Pool # A28598.......        192,028
   210,835   5.000%, due 04/01/35
             Pool # A32315.......        203,956
   186,399   5.000%, due 04/01/35
             Pool # A32316.......        180,317
                                     -----------
                                       3,886,234
                                     -----------
             FEDERAL NATIONAL MORTGAGE
             ASSOCIATION - 23.85%
 1,108,747   4.000%, due 04/01/15
             Pool # 255719.......      1,071,716
   804,829   5.500%, due 04/01/16
             Pool # 745444.......        808,489
    52,453   6.000%, due 05/01/16
             Pool # 582558.......         53,371
   743,311   5.500%, due 02/01/18
             Pool # 673194.......        746,246
   856,108   5.000%, due 05/01/20
             Pool # 813965.......        844,453
 1,020,811   4.500%, due 09/01/20
             Pool # 835465.......        988,544
    92,229   6.000%, due 05/01/21
             Pool # 253847.......         93,898
    38,082   7.000%, due 12/01/29
             Pool # 762813.......         39,748



--------------------------------------------------------------------------------
34

                See accompanying Notes to Financial Statements.

BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Par Value                          Value (Note 2)
---------                          --------------
MORTGAGE BACKED (CONTINUED)
-------------------------------------------------
             FEDERAL NATIONAL MORTGAGE
             ASSOCIATION (CONTINUED)
$   79,272   7.000%, due 11/01/31
             Pool # 607515.......  $      82,883
   341,367   6.500%, due 03/01/32
             Pool # 631377.......        351,783
     2,322   7.000%, due 04/01/32
             Pool # 641518.......          2,427
    39,643   7.000%, due 05/01/32
             Pool # 644591.......         41,449
 1,040,174   6.500%, due 06/01/32
             Pool # 545691.......      1,071,915
   347,874   6.000%, due 12/01/32
             Pool # 676552.......        352,841
 2,061,678   5.500%, due 04/01/33
             Pool # 690206.......      2,044,222
   968,085   5.000%, due 10/01/33
             Pool # 254903.......        937,620
 1,514,118   5.500%, due 11/01/33
             Pool # 555880.......      1,501,298
   148,421   5.000%, due 05/01/34
             Pool # 775604.......        143,666
   370,314   5.000%, due 05/01/34
             Pool # 780890.......        358,450
   230,413   5.000%, due 06/01/34
             Pool # 255230.......        223,031
 1,963,160   5.500%, due 06/01/34
             Pool # 780384.......      1,945,277
    17,974   7.000%, due 07/01/34
             Pool # 792636.......         18,701
   370,885   5.500%, due 08/01/34
             Pool # 793647.......        367,506
 1,604,998   5.500%, due 03/01/35
             Pool # 815976.......      1,589,243
   699,853   5.500%, due 07/01/35
             Pool # 825283.......        692,983
   962,763   5.000%, due 08/01/35
             Pool # 829670.......        931,075
   454,545   5.500%, due 08/01/35
             Pool # 826872.......        450,083
   755,142   5.000%, due 09/01/35
             Pool # 820347.......        730,288
   764,517   5.000%, due 09/01/35
             Pool # 835699.......        739,354
   994,362   5.000%, due 10/01/35
             Pool # 797669.......        961,634
   895,578   5.500%, due 10/01/35
             Pool # 836912.......        886,787

Par Value                          Value (Note 2)
---------                          --------------
             FEDERAL NATIONAL MORTGAGE
             ASSOCIATION (CONTINUED)
$  873,019   5.000%, due 11/01/35
             Pool # 844504.......  $     844,284
 1,006,787   5.000%, due 11/01/35
             Pool # 844809.......        973,650
 1,044,865   5.000%, due 12/01/35
             Pool # 850561.......      1,010,475
 1,040,330   6.000%, due 11/01/36
             Pool # 902510.......      1,051,025
                                     -----------
                                      24,950,415
                                     -----------
             GOVERNMENT NATIONAL MORTGAGE
             ASSOCIATION - 0.12%
    21,841   8.000%, due 10/20/15
             Pool # 002995.......         22,975
    60,914   6.500%, due 02/20/29
             Pool # 002714.......         62,866
    39,208   6.500%, due 04/20/31
             Pool # 003068.......         40,443
                                     -----------
                                         126,284
                                     -----------
             TOTAL MORTGAGE BACKED
             ( Cost
             $29,166,585 ).......     28,962,933

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 25.43%
-------------------------------------------------
             FEDERAL FARM CREDIT BANK - 0.51%
   500,000   5.875%, due
             10/03/16............        533,250
                                     -----------
             FEDERAL HOME LOAN
             MORTGAGE CORP. - 2.76%
 2,500,000   4.875%, due
             11/15/13............      2,498,498
   400,000   4.500%, due
             01/15/14............        391,210
                                     -----------
                                       2,889,708
                                     -----------
             FEDERAL NATIONAL MORTGAGE
             ASSOCIATION - 2.35%
 1,400,000   4.000%, due
             09/02/08............      1,382,402
 1,095,000   4.625%, due 10/15/14
             (O).................      1,075,122
                                     -----------
                                       2,457,524
                                     -----------
             U.S. TREASURY BOND - 1.64% (O)
 1,405,000   6.625%, due
             02/15/27............      1,710,916
                                     -----------
             U.S. TREASURY NOTES - 18.17% (O)
 5,000,000   4.000%, due
             08/31/07............      4,983,205
   830,000   3.750%, due
             05/15/08............        820,306
   650,000   3.875%, due
             05/15/10............        638,320
   300,000   3.875%, due
             09/15/10............        294,199
   100,000   4.500%, due
             11/15/10............        100,027
   350,000   4.750%, due
             03/31/11............        352,981
 3,600,000   4.625%, due
             12/31/11............      3,615,329



--------------------------------------------------------------------------------
                                                                              35

                See accompanying Notes to Financial Statements.

BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Par Value                          Value (Note 2)
---------                          --------------
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (CONTINUED)
-------------------------------------------------
             U.S. TREASURY NOTES (CONTINUED)
$1,000,000   4.625%, due
             02/29/12............  $   1,004,531
 1,540,000   3.625%, due
             05/15/13............      1,468,173
 2,650,000   4.500%, due
             11/15/15............      2,628,882
 1,915,000   4.625%, due
             11/15/16............      1,913,803
 1,200,000   4.500%, due
             03/31/12............      1,199,016
                                     -----------
                                      19,018,772
                                     -----------
             TOTAL U.S. GOVERNMENT AND AGENCY
             OBLIGATIONS
             ( Cost
             $26,607,476 ).......     26,610,170

CERTIFICATE OF DEPOSIT - 0.86%
-------------------------------------------------
   897,888   State Street
             Eurodollar
             2.800%, due
             05/01/07............        897,888
                                     -----------
             TOTAL CERTIFICATE OF DEPOSIT
             ( Cost $897,888 )...        897,888

Shares
------
INVESTMENT COMPANY - 4.47%
-------------------------------------------------
 4,675,171   SSgA Prime Money
             Market Fund.........      4,675,171
                                     -----------
             TOTAL INVESTMENT COMPANY
             ( Cost
             $4,675,171 )........      4,675,171

COLLATERAL FOR SECURITIES ON LOAN - 21.89%
-------------------------------------------------
22,901,231   State Street
             Navigator Securities
             Lending Prime
             Portfolio (I).......     22,901,231
                                     -----------
             TOTAL COLLATERAL FOR SECURITIES ON
             LOAN
             ( Cost
             $22,901,231 ).......     22,901,231

TOTAL INVESTMENTS - 120.96%
-------------------------------------------------
( Cost $127,511,431** ).............  126,575,426
                                     -----------

NET OTHER ASSETS AND LIABILITIES - (20.96)%
-------------------------------------------------
                                     (21,934,741)

TOTAL NET ASSETS - 100.00%
-------------------------------------------------
                                   $ 104,640,685
-------------------------------------------------

  ** Aggregate cost for Federal tax purposes was
     $127,516,551.
 (C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.
 (D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.76% of total net assets.
 (G) Floating rate or variable rate note. Rate shown is as of April 30, 2007.
 (I) Represents investments of cash collateral received in connection with securities lending.
 (M) Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.
 (O) All (or portion of security) on loan.
 PLC Public Limited Company.

     For Trust compliance purposes, the Trust's industry classifications refer to one or more of the industry sub-classifications as defined by the Standard Industrial Classification system. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.



--------------------------------------------------------------------------------
36

                See accompanying Notes to Financial Statements.

HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Par Value                                                                                      Value (Note 2)
---------                                                                                      --------------
CORPORATE NOTES AND BONDS - 95.77%
-------------------------------------------------------------------------------------------------------------
             AEROSPACE/DEFENSE - 1.61%
$  250,000   Alion Science and Technology Corp. (C)
             10.250%, due 02/01/15...........................................................  $     263,125
   250,000   Bombardier, Inc. (C)(D)
             8.000%, due 11/15/14............................................................        262,500
   250,000   Hawker Beechcraft Acquisition Co., LLC/ Hawker Beechcraft Notes Co. (C)(O)
             9.750%, due 04/01/17............................................................        268,125
   195,000   K&F Acquisition, Inc.
             7.750%, due 11/15/14............................................................        208,650
                                                                                                 -----------
                                                                                                   1,002,400
                                                                                                 -----------
             APPAREL/TEXTILES - 0.76%
   250,000   Oxford Industries, Inc.
             8.875%, due 06/01/11............................................................        259,375
   200,000   Warnaco, Inc.
             8.875%, due 06/15/13............................................................        212,750
                                                                                                 -----------
                                                                                                     472,125
                                                                                                 -----------
             AUTOMOTIVE - 4.79%
   250,000   American Axle & Manufacturing, Inc. (O)
             7.875%, due 03/01/17............................................................        250,625
   100,000   Ford Motor Credit Co. LLC
             7.250%, due 10/25/11............................................................         97,949
   550,000   Ford Motor Credit Co. LLC (G)(O)
             9.806%, due 04/15/12............................................................        587,836
   300,000   General Motors Corp. (O)
             7.125%, due 07/15/13............................................................        277,125
   250,000   General Motors Corp. (O)
             7.700%, due 04/15/16............................................................        231,250
   250,000   General Motors Corp. (O)
             8.250%, due 07/15/23............................................................        226,250
   250,000   Goodyear Tire & Rubber Co.
             7.857%, due 08/15/11............................................................        261,562
   250,000   Goodyear Tire & Rubber Co. (C)
             8.625%, due 12/01/11............................................................        270,000
   250,000   KAR Holdings, Inc. (C)
             8.750%, due 05/01/14............................................................        256,875
   250,000   KAR Holdings, Inc. (C)
             10.000%, due 05/01/15...........................................................        259,063
   250,000   United Components, Inc.
             9.375%, due 06/15/13............................................................        260,000
                                                                                                 -----------
                                                                                                   2,978,535
                                                                                                 -----------

Par Value                                                                                      Value (Note 2)
---------                                                                                      --------------
             BEVERAGE/FOOD - 1.26%
$  150,000   B&G Foods, Inc.
             8.000%, due 10/01/11............................................................  $      52,250
   125,000   Michael Foods, Inc.
             8.000%, due 11/15/13............................................................        128,750
   250,000   NBTY, Inc. (O)
             7.125%, due 10/01/15............................................................        253,125
   250,000   Pinnacle Foods Corp. (C)(O)
             10.625%, due 04/01/17...........................................................        250,625
                                                                                                 -----------
                                                                                                     784,750
                                                                                                 -----------
             BUILDING MATERIALS - 1.47%
   300,000   Goodman Global Holdings, Inc. (O)
             7.875%, due 12/15/12............................................................        302,250
    87,000   Interface, Inc.
             10.375%, due 02/01/10...........................................................         96,135
   250,000   Interline Brands, Inc.
             8.125%, due 06/15/14............................................................        260,000
   250,000   U.S. Concrete, Inc.
             8.375%, due 04/01/14............................................................        254,688
                                                                                                 -----------
                                                                                                     913,073
                                                                                                 -----------
             CHEMICALS - 3.05%
   350,000   Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC (C)
             9.750%, due 11/15/14............................................................        378,000
   150,000   Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC (C)(G)
             9.860%, due 11/15/14............................................................        155,250
   250,000   Ineos Group Holdings PLC (C)(D)
             8.500%, due 02/15/16............................................................        241,875
   200,000   Lyondell Chemical Co.
             8.000%, due 09/15/14............................................................        209,500
   300,000   Lyondell Chemical Co.
             8.250%, due 09/15/16............................................................        321,000
   250,000   MacDermid, Inc. (C)
             9.500%, due 04/15/17............................................................        259,375
   150,000   Momentive Performance Materials, Inc. (C)
             9.750%, due 12/01/14............................................................        158,625
   160,000   Nalco Co. (O)
             8.875%, due 11/15/13............................................................        171,200
                                                                                                 -----------
                                                                                                   1,894,825
                                                                                                 -----------
             CONSUMER PRODUCTS - 3.29%
   250,000   American Achievement Corp.
             8.250%, due 04/01/12............................................................        254,375
   300,000   Central Garden and Pet Co.
             9.125%, due 02/01/13............................................................        312,750



--------------------------------------------------------------------------------
                                                                              37

                See accompanying Notes to Financial Statements.

HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Par Value                                                                                      Value (Note 2)
---------                                                                                      --------------
CORPORATE NOTES AND BONDS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
             CONSUMER PRODUCTS (CONTINUED)
$  185,000   Da-Lite Screen Co., Inc.
             9.500%, due 05/15/11............................................................  $     194,250
   300,000   Leslie's Poolmart
             7.750%, due 02/01/13............................................................        303,000
   400,000   Simmons Co.
             7.875%, due 01/15/14............................................................        411,000
   300,000   Visant Corp.
             7.625%, due 10/01/12............................................................        307,125
   250,000   Visant Holding Corp.
             8.750%, due 12/01/13............................................................        263,125
                                                                                                 -----------
                                                                                                   2,045,625
                                                                                                 -----------
             ENVIRONMENTAL - 2.39%
   250,000   Allied Waste North America, Inc., Series B (O)
             7.125%, due 05/15/16............................................................        256,250
   350,000   Casella Waste Systems, Inc.
             9.750%, due 02/01/13............................................................        370,125
   250,000   Waste Connections, Inc. (O)(P)
             3.750%, due 04/01/26............................................................        279,375
   300,000   Waste Services, Inc. (O)
             9.500%, due 04/15/14............................................................        316,500
   250,000   WCA Waste Corp.
             9.250%, due 06/15/14............................................................        266,250
                                                                                                 -----------
                                                                                                   1,488,500
                                                                                                 -----------
             FOOD & DRUG RETAILERS - 2.09%
   250,000   Rite Aid Corp. (O)
             9.250%, due 06/01/13............................................................        254,375
   500,000   Rite Aid Corp.
             8.625%, due 03/01/15............................................................        487,500
   150,000   Rite Aid Corp.
             7.500%, due 03/01/17............................................................        149,625
   150,000   Stater Brothers Holdings
             8.125%, due 06/15/12............................................................        154,500
   250,000   Stater Brothers Holdings (C)
             7.750%, due 04/15/15............................................................        256,875
                                                                                                 -----------
                                                                                                   1,302,875
                                                                                                 -----------
             FORESTRY/PAPER - 5.11%
   250,000   Abitibi-Consolidated, Inc. (D)(G)
             8.855%, due 06/15/11............................................................        245,000
   250,000   Abitibi-Consolidated Co. of Canada (D)(O)
             8.375%, due 04/01/15............................................................        233,750
   200,000   Boise Cascade LLC (G)
             8.231%, due 10/15/12............................................................        200,000
   250,000   Boise Cascade LLC
             7.125%, due 10/15/14............................................................        248,750

Par Value                                                                                      Value (Note 2)
---------                                                                                      --------------
             FORESTRY/PAPER (CONTINUED)
$  250,000   Cascades, Inc. (D)
             7.250%, due 02/15/13............................................................  $     253,750
   250,000   Catalyst Paper Corp. (D)
             7.375%, due 03/01/14............................................................        238,125
   200,000   Catalyst Paper Corp., Series D (D)(O)
             8.625%, due 06/15/11............................................................        202,750
   250,000   Georgia-Pacific Corp. (C)
             7.125%, due 01/15/17............................................................        251,250
   250,000   NewPage Corp.
             10.000%, due 05/01/12...........................................................        276,250
   250,000   Smurfit-Stone Container Enterprises, Inc.
             8.375%, due 07/01/12............................................................        254,063
   250,000   Smurfit-Stone Container Enterprises, Inc. (C)
             8.000%, due 03/15/17............................................................        248,750
   250,000   Verso Paper Holdings LLC and Verson Paper, Inc. (C)(G)
             9.110%, due 08/01/14............................................................        257,500
   250,000   Verso Paper Holdings LLC and Verson Paper, Inc. (C)
             11.375%, due 08/01/16...........................................................        267,500
                                                                                                 -----------
                                                                                                   3,177,438
                                                                                                 -----------
             GAMING - 7.16%
   300,000   American Casino & Entertainment Properties LLC
             7.850%, due 02/01/12............................................................        314,250
   200,000   CCM Merger, Inc. (C)
             8.000%, due 08/01/13............................................................        202,500
   100,000   Chukchansi Economic Development Authority (C)(G)
             8.877%, due 11/15/12............................................................        102,250
   195,000   Global Cash Access LLC/Global Cash Finance Corp.
             8.750%, due 03/15/12............................................................        204,262
   250,000   Herbst Gaming, Inc.
             7.000%, due 11/15/14............................................................        239,375
   350,000   Isle of Capri Casinos, Inc.
             9.000%, due 03/15/12............................................................        365,313
   125,000   Isle of Capri Casinos, Inc.
             7.000%, due 03/01/14............................................................        123,125
   500,000   MGM Mirage
             7.625%, due 01/15/17............................................................        510,000
   400,000   MTR Gaming Group, Inc.,
             Series B
             9.750%, due 04/01/10............................................................        420,000
   250,000   Penn National Gaming, Inc.
             6.750%, due 03/01/15............................................................        248,125



--------------------------------------------------------------------------------
38

                See accompanying Notes to Financial Statements.

HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Par Value                                                                                      Value (Note 2)
---------                                                                                      --------------
CORPORATE NOTES AND BONDS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
             GAMING (CONTINUED)
$  200,000   Pinnacle Entertainment, Inc.
             8.250%, due 03/15/12............................................................  $     205,500
   150,000   Pinnacle Entertainment, Inc. (O)
             8.750%, due 10/01/13............................................................        158,250
   250,000   Shuffle Master, Inc. (P)
             1.250%, due 04/15/24............................................................        237,500
   100,000   Station Casinos, Inc.
             6.875%, due 03/01/16............................................................         94,000
   250,000   Station Casinos, Inc.
             7.750%, due 08/15/16............................................................        260,000
   450,000   Station Casinos, Inc. (O)
             6.625%, due 03/15/18............................................................        411,750
   350,000   Wimar Opco LLC/Wimar Opco Finance Corp. (C)
             9.625%, due 12/15/14............................................................        355,250
                                                                                                 -----------
                                                                                                   4,451,450
                                                                                                 -----------
             GENERAL INDUSTRIAL & MANUFACTURING - 2.53%
   500,000   Baldor Electric Co.
             8.625%, due 02/15/17............................................................        533,750
   250,000   Chart Industries, Inc.
             9.125%, due 10/15/15............................................................        265,000
   250,000   RBS Global, Inc. and Rexnord Corp.
             8.875%, due 09/01/16............................................................        260,000
   250,000   Trimas Corp.
             9.875%, due 06/15/12............................................................        259,375
   250,000   Wesco Distribution, Inc. (O)
             7.500%, due 10/15/17............................................................        256,250
                                                                                                 -----------
                                                                                                   1,574,375
                                                                                                 -----------
             HEALTH CARE - 7.00%
   250,000   Advanced Medical Optics, Inc. (C)
             7.500%, due 05/01/17............................................................        257,500
   250,000   Advanced Medical Optics, Inc. (O)(P)
             3.250%, due 08/01/26............................................................        245,000
   350,000   Carriage Services, Inc.
             7.875%, due 01/15/15............................................................        360,062
   150,000   CDRV Investors, Inc. (B)
             0.000%, due 01/01/15............................................................        131,250
   250,000   HCA, Inc. (O)
             6.500%, due 02/15/16............................................................        217,812
   250,000   HCA, Inc. (C)
             9.250%, due 11/15/16............................................................        272,500
   250,000   HCA, Inc., PIK (C)(O)
             9.625%, due 11/15/16............................................................        272,812

Par Value                                                                                      Value (Note 2)
---------                                                                                      --------------
             HEALTH CARE (CONTINUED)
$  250,000   IASIS Healthcare LLC/IASIS Capital Corp.
             8.750%, due 06/15/14............................................................  $     259,063
   250,000   Omnicare, Inc., Series OCR (P)
             3.250%, due 12/15/35............................................................        207,500
   250,000   Psychiatric Solutions, Inc. (O)
             7.750%, due 07/15/15............................................................        255,625
   250,000   Res-Care, Inc.
             7.750%, due 10/15/13............................................................        256,875
   200,000   Service Corp. International (O)
             7.625%, due 10/01/18............................................................        211,750
    50,000   Teva Pharmaceutical Finance Co. BV, Series D (D)(P)
             1.750%, due 02/01/26............................................................         48,562
   150,000   Triad Hospitals, Inc.
             7.000%, due 11/15/13............................................................        156,750
   250,000   United Surgical Partners International, Inc. (C)
             8.875%, due 05/01/17............................................................        257,188
   500,000   Vanguard Health Holding Co. I, LLC (B)
             0.000%, due 10/01/15............................................................        417,500
   250,000   Vanguard Health Holding Co. II LLC
             9.000%, due 10/01/14............................................................        259,063
   250,000   Warner Chilcott Corp.
             8.750%, due 02/01/15............................................................        265,625
                                                                                                 -----------
                                                                                                   4,352,437
                                                                                                 -----------
             MEDIA - BROADCASTING - 1.79%
   260,000   Allbritton Communications Co.
             7.750%, due 12/15/12............................................................        267,150
    50,000   LIN Television Corp.
             6.500%, due 05/15/13............................................................         49,250
   250,000   LIN Television Corp. (P)
             2.500%, due 05/15/33............................................................        240,000
   300,000   LIN Television Corp., Series B
             6.500%, due 05/15/13............................................................        295,500
   250,000   Sinclair Broadcast Group, Inc.
             8.000%, due 03/15/12............................................................        259,375
                                                                                                 -----------
                                                                                                   1,111,275
                                                                                                 -----------
             MEDIA - CABLE - 4.52%
   250,000   Cablevision Systems Corp., Series B (G)
             9.820%, due 04/01/09............................................................        265,000
   250,000   Cablevision Systems Corp., Series B (O)
             8.000%, due 04/15/12............................................................        256,250
   500,000   Echostar DBS Corp.
             6.625%, due 10/01/14............................................................        507,500
   250,000   Mediacom Broadband LLC
             8.500%, due 10/15/15............................................................        260,000



--------------------------------------------------------------------------------
                                                                              39

                See accompanying Notes to Financial Statements.

HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Par Value                                                                                      Value (Note 2)
---------                                                                                      --------------
CORPORATE NOTES AND BONDS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
             MEDIA - CABLE (CONTINUED)
$  250,000   Mediacom Broadband LLC (C)
             8.500%, due 10/15/15............................................................  $     260,000
   250,000   Mediacom LLC/Mediacom Capital Corp. (O)
             9.500%, due 01/15/13............................................................        258,125
   500,000   Telenet Group Holding N.V. (B)(C)(D)
             0.000%, due 06/15/14............................................................        468,750
   500,000   Virgin Media Finance PLC (D)
             9.125%, due 08/15/16                                                                    533,750
                                                                                                 -----------
                                                                                                   2,809,375
                                                                                                 -----------
             MEDIA - DIVERSIFIED & SERVICES - 4.75%
   250,000   Advanstar Communications, Inc.
             10.750%, due 08/15/10...........................................................        271,875
   200,000   Advanstar Communications, Inc., Series B
             12.000%, due 02/15/11...........................................................        208,750
   400,000   Hughes Network Systems LLC/HNS Finance Corp.
             9.500%, due 04/15/14............................................................        421,000
   750,000   Intelsat Bermuda, Ltd. (D)(G)
             8.872%, due 01/15/15............................................................        766,875
   150,000   Intelsat Bermuda, Ltd. (D)
             9.250%, due 06/15/16............................................................        165,000
   300,000   Intelsat Bermuda, Ltd. (D)
             11.250%, due 06/15/16...........................................................        342,375
   125,000   Lamar Media Corp. (O)
             7.250%, due 01/01/13............................................................        127,812
   100,000   Lamar Media Corp. (O)
             6.625%, due 08/15/15............................................................         99,250
   200,000   LBI Media, Inc.
             10.125%, due 07/15/12...........................................................        210,500
   250,000   Quebecor Media, Inc. (D)
             7.750%, due 03/15/16............................................................        262,500
   100,000   WMG Holdings Corp. (B)
             0.000%, due 12/15/14............................................................         76,000
                                                                                                 -----------
                                                                                                   2,951,937
                                                                                                 -----------
             METALS AND MINING - 3.33%
   250,000   Aleris International, Inc., PIK (C)
             9.000%, due 12/15/14............................................................        265,312
   250,000   Aleris International, Inc. (C)
             10.000%, due 12/15/16...........................................................        260,938
   400,000   Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp. (O)
             10.000%, due 06/01/12...........................................................        432,000
   250,000   Arch Western Finance LLC
             6.750%, due 07/01/13............................................................        248,125

Par Value                                                                                      Value (Note 2)
---------                                                                                      --------------
             METALS AND MINING (CONTINUED)
$  100,000   Foundation PA Coal Co.
             7.250%, due 08/01/14............................................................  $     101,125
   500,000   Freeport-McMoRan Copper & Gold, Inc.
             8.375%, due 04/01/17............................................................        546,875
   200,000   Peabody Energy Corp. (O)(P)
             4.750%, due 12/15/66............................................................        217,250
                                                                                                 -----------
                                                                                                   2,071,625
                                                                                                 -----------
             NON FOOD & DRUG RETAILERS - 4.75%
   250,000   AutoNation, Inc. (G)
             7.356%, due 04/15/13............................................................        252,187
   350,000   Blockbuster, Inc. (O)
             9.000%, due 09/01/12............................................................        357,000
   300,000   Buhrmann U.S., Inc.
             7.875%, due 03/01/15............................................................        298,500
   100,000   GSC Holdings Corp. (G)
             9.224%, due 10/01/11............................................................        103,625
   150,000   Pantry, Inc.
             7.750%, due 02/15/14............................................................        151,125
   100,000   Petro Stopping Centers L.P./Petro Financial Corp.
             9.000%, due 02/15/12............................................................        104,000
   500,000   Sally Holdings LLC (C)(O)
             9.250%, due 11/15/14............................................................        520,000
   200,000   Sally Holdings LLC (C)(O)
             10.500%, due 11/15/16...........................................................        208,000
   176,000   Susser Holdings LLC
             10.625%, due 12/15/13...........................................................        193,160
   250,000   United Auto Group, Inc. (C)
             7.750%, due 12/15/16............................................................        253,750
   500,000   Yankee Acquisition Corp. (C)
             8.500%, due 02/15/15............................................................        513,125
                                                                                                 -----------
                                                                                                   2,954,472
                                                                                                 -----------
             OIL & GAS - 6.15%
   250,000   Berry Petroleum Co.
             8.250%, due 11/01/16............................................................        250,625
   166,000   Chesapeake Energy Corp.
             6.875%, due 01/15/16............................................................        168,905
   500,000   Complete Production Services, Inc. (C)
             8.000%, due 12/15/16............................................................        516,875
   300,000   Compton Petroleum Finance Corp.
             7.625%, due 12/01/13............................................................        297,750
   250,000   Denbury Resources, Inc.
             7.500%, due 04/01/13............................................................        254,375
   175,000   Encore Acquisition Co.
             6.250%, due 04/15/14............................................................        163,188



--------------------------------------------------------------------------------
40

                See accompanying Notes to Financial Statements.

HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Par Value                                                                                      Value (Note 2)
---------                                                                                      --------------
CORPORATE NOTES AND BONDS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
             OIL & GAS (CONTINUED)
$  200,000   Encore Acquisition Co.
             6.000%, due 07/15/15............................................................  $     183,000
   300,000   Energy Partners, Ltd. (C)(G)
             10.480%, due 04/15/13...........................................................        304,875
   365,000   Exco Resources, Inc.
             7.250%, due 01/15/11............................................................        365,912
   250,000   Harvest Operations Corp. (D)
             7.875%, due 10/15/11............................................................        242,500
   350,000   PetroHawk Energy Corp. (O)
             9.125%, due 07/15/13............................................................        374,938
   500,000   Petroplus Finance, Ltd. (C)(D)(H)
             7.000%, due 05/01/17............................................................        504,375
   200,000   Whiting Petroleum Corp.
             7.250%, due 05/01/13............................................................        196,000
                                                                                                 -----------
                                                                                                   3,823,318
                                                                                                 -----------
             PACKAGING - 0.42%
   250,000   BWAY Corp.
             10.000%, due 10/15/10...........................................................        262,500
                                                                                                 -----------
             PRINTING & PUBLISHING - 3.09%
   300,000   CBD Media, Inc.
             8.625%, due 06/01/11............................................................        315,375
   250,000   Cenveo Corp.
             7.875%, due 12/01/13............................................................        250,625
   500,000   Idearc, Inc. (C)
             8.000%, due 11/15/16............................................................        521,250
   500,000   RH Donnelley Corp., Series A-3
             8.875%, due 01/15/16............................................................        542,500
   300,000   Valassis Communications, Inc. (C)(O)
             8.250%, due 03/01/15............................................................        294,750
                                                                                                 -----------
                                                                                                   1,924,500
                                                                                                 -----------
             RESTAURANTS - 0.50%
   300,000   OSI Restaurant Partners, Inc. (C)(H)
             9.625%, due 05/15/15............................................................        308,625
                                                                                                 -----------
             STEEL - 0.32%
   200,000   Valmont Industries, Inc.
             6.875%, due 05/01/14............................................................        201,750
                                                                                                 -----------
             SUPPORT SERVICES - 8.28%
   150,000   Ahern Rentals, Inc.
             9.250%, due 08/15/13............................................................        156,375
   600,000   Aramark Corp. (C)
             8.500%, due 02/01/15............................................................        627,750
   300,000   Ashtead Capital, Inc. (C)
             9.000%, due 08/15/16............................................................        322,500

Par Value                                                                                      Value (Note 2)
---------                                                                                      --------------
             SUPPORT SERVICES (CONTINUED)
$  250,000   Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (C)(G)(O)
             7.860%, due 05/15/14............................................................  $     256,875
   200,000   Cardtronics, Inc.
             9.250%, due 08/15/13............................................................        211,500
   350,000   Education Management LLC/Education Management Corp. (O)
             10.250%, due 06/01/16...........................................................        382,375
   250,000   FTI Consulting, Inc.
             7.750%, due 10/01/16............................................................        260,937
   250,000   H&E Equipment Services, Inc.
             8.375%, due 07/15/16............................................................        271,250
   200,000   Hertz Corp.
             8.875%, due 01/01/14............................................................        215,500
   250,000   Hertz Corp.
             10.500%, due 01/01/16...........................................................        285,000
   350,000   Mac-Gray Corp.
             7.625%, due 08/15/15............................................................        357,000
   200,000   Norcross Safety Products LLC/Norcross Capital Corp., Series B
             9.875%, due 08/15/11............................................................        211,250
   600,000   Rental Services Corp. (C)
             9.500%, due 12/01/14............................................................        637,500
   200,000   United Rentals North America, Inc. (O)
             7.750%, due 11/15/13............................................................        208,000
   250,000   West Corp. (C)
             9.500%, due 10/15/14............................................................        264,375
   150,000   West Corp. (C)(O)
             11.000%, due 10/15/16...........................................................        163,125
   300,000   Williams Scotsman, Inc.
             8.500%, due 10/01/15............................................................        318,000
                                                                                                 -----------
                                                                                                   5,149,312
                                                                                                 -----------
             TECHNOLOGY - 4.68%
   100,000   Celestica, Inc. (D)(O)
             7.875%, due 07/01/11............................................................         98,500
   250,000   Celestica, Inc. (D)(O)
             7.625%, due 07/01/13............................................................        238,125
   150,000   Flextronics International, Ltd. (D)(P)
             1.000%, due 08/01/10............................................................        144,188
   250,000   Freescale Semiconductor, Inc. (C)
             8.875%, due 12/15/14............................................................        250,312
   250,000   Freescale Semiconductor, Inc. (C)(O)
             10.125%, due 12/15/16...........................................................        252,500
   250,000   Lucent Technologies, Inc.
             6.450%, due 03/15/29............................................................        227,500



--------------------------------------------------------------------------------
                                                                              41

                See accompanying Notes to Financial Statements.

HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Par Value                                                                                      Value (Note 2)
---------                                                                                      --------------
CORPORATE NOTES AND BONDS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
             TECHNOLOGY (CONTINUED)
$  250,000   NXP BV/NXP Funding LLC (C)(D)
             9.500%, due 10/15/15............................................................  $     262,500
   400,000   Sabre Holdings Corp. (O)
             8.350%, due 03/15/16............................................................        379,710
   200,000   Sungard Data Systems, Inc.
             9.125%, due 08/15/13............................................................        214,500
   500,000   Sungard Data Systems, Inc.
             10.250%, due 08/15/15...........................................................        550,000
   300,000   Syniverse Technologies, Inc., Series B
             7.750%, due 08/15/13............................................................        294,000
                                                                                                 -----------
                                                                                                   2,911,835
                                                                                                 -----------
             TELECOMMUNICATIONS - 5.58%
   400,000   Centennial Communications Corp. (G)
             11.099%, due 01/01/13...........................................................        420,500
   350,000   Cincinnati Bell, Inc. (O)
             8.375%, due 01/15/14............................................................        358,312
   250,000   Cincinnati Bell Telephone Co.
             6.300%, due 12/01/28............................................................        233,750
   600,000   Citizens Communications Co. (C)
             7.875%, due 01/15/27............................................................        624,000
   500,000   Level 3 Financing, Inc. (C)
             8.750%, due 02/15/17............................................................        508,750
   500,000   Nordic Telephone Co. Holdings ApS (C)(D)
             8.875%, due 05/01/16............................................................        537,500
   250,000   Qwest Communications International, Inc. (G)
             8.860%, due 02/15/09............................................................        252,500
   500,000   Time Warner Telecom Holdings, Inc.
             9.250%, due 02/15/14............................................................        537,500
                                                                                                 -----------
                                                                                                   3,472,812
                                                                                                 -----------
             TRANSPORTATION - 0.96%
   150,000   CHC Helicopter Corp. (D)
             7.375%, due 05/01/14............................................................        146,625
   300,000   Gulfmark Offshore, Inc.
             7.750%, due 07/15/14............................................................        306,750
   150,000   Hornbeck Offshore Services, Inc. (B)(C)(P)
             1.625%, due 11/15/26............................................................        141,390
                                                                                                 -----------
                                                                                                     594,765
                                                                                                 -----------
             UTILITIES - 4.14%
   500,000   Dynegy Holdings, Inc.
             8.375%, due 05/01/16............................................................        526,875
   400,000   Ferrellgas Partners L.P./Ferrellgas Partners Finance
             8.750%, due 06/15/12............................................................        416,000

Par Value                                                                                      Value (Note 2)
---------                                                                                      --------------
             UTILITIES (CONTINUED)
$  200,000   Holly Energy Partners L.P.
             6.250%, due 03/01/15............................................................  $     192,000
   300,000   Inergy L.P./Inergy Finance Corp.
             6.875%, due 12/15/14............................................................        296,250
   100,000   Mirant Americas Generation LLC
             8.300%, due 05/01/11............................................................        105,750
   250,000   NRG Energy, Inc.
             7.375%, due 02/01/16............................................................        259,688
   250,000   NRG Energy, Inc.
             7.375%, due 01/15/17............................................................        259,062
   250,000   Suburban Propane Partners L.P./Suburban Energy Finance Corp. (O)
             6.875%, due 12/15/13............................................................        249,375
   250,000   Williams Cos., Inc.
             7.625%, due 07/15/19............................................................        272,500
                                                                                                 -----------
                                                                                                   2,577,500
                                                                                                 -----------
             TOTAL CORPORATE NOTES AND BONDS
             ( Cost $58,059,820 )............................................................     59,564,009
Shares
------
INVESTMENT COMPANY - 3.47%
-------------------------------------------------------------------------------------------------------------
 2,156,893   SSgA Prime Money Market Fund (N)................................................  $   2,156,893
                                                                                                 -----------
             TOTAL INVESTMENT COMPANY
             ( Cost $2,156,893 ).............................................................      2,156,893

COLLATERAL FOR SECURITIES ON LOAN - 17.49%
-------------------------------------------------------------------------------------------------------------
10,877,780   State Street Navigator Securities Lending Prime Portfolio (I)...................     10,877,780
                                                                                                 -----------
             TOTAL COLLATERAL FOR SECURITIES ON LOAN
             ( Cost $10,877,780) ............................................................     10,877,780

TOTAL INVESTMENTS - 116.73%
-------------------------------------------------------------------------------------------------------------
( Cost $71,094,493** )...........................................................................  72,598,682

NET OTHER ASSETS AND LIABILITIES - (16.73)%
-------------------------------------------------------------------------------------------------------------
                                                                                                 (10,403,057)

TOTAL NET ASSETS - 100.00%
-------------------------------------------------------------------------------------------------------------
                                                                                               $  62,195,625
-------------------------------------------------------------------------------------------------------------

  ** Aggregate cost for Federal tax purposes was $71,097,686.


--------------------------------------------------------------------------------
42

                See accompanying Notes to Financial Statements.

HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

 (B) Represents a security with a specified coupon until a predetermined date, at which time the stated rate is adjusted to a new contract rate.
 (C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.
 (D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 10.35% of total net assets.
 (G) Floating rate or variable rate note. Rate shown is as of April 30, 2007.
 (H) Security purchased on a delayed delivery or when-issued basis. Rate shown is at issue date.
 (I) Represents investments of cash collateral received in connection with securities lending.
 (N) Security segregated for forward or when-issued purchase commitments outstanding as of April 30, 2007.
 (O) All (or portion of security) on loan.
 (P) Convertible.
 PIK Payment In Kind.
 PLC Public Limited Company.

     For Trust compliance purposes, the Trust's industry classifications refer to one or more of the industry sub-classifications as defined by the Standard Industrial Classification system. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.



--------------------------------------------------------------------------------
                                                                              43

                See accompanying Notes to Financial Statements.

DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                                                                                          Value (Note 2)
------                                                                                          --------------
COMMON STOCKS - 46.02%
--------------------------------------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY - 2.28%
     14,200   Carnival Corp. .................................................................  $      694,238
     22,300   Genuine Parts Co. ..............................................................       1,101,843
     21,200   Home Depot, Inc. ...............................................................         802,844
     23,000   Newell Rubbermaid, Inc. ........................................................         705,410
      7,900   Polaris Industries, Inc. (O)....................................................         399,187
                                                                                                    ----------
                                                                                                     3,703,522
                                                                                                    ----------
              CONSUMER STAPLES - 6.27%
     32,000   Altria Group, Inc. .............................................................       2,205,440
     35,700   Anheuser-Busch Cos., Inc. ......................................................       1,756,083
     38,500   Coca-Cola Co. ..................................................................       2,009,315
     13,500   General Mills, Inc. ............................................................         808,650
     27,000   Kimberly-Clark Corp. ...........................................................       1,921,590
     24,151   Kraft Foods, Inc., Class A......................................................         808,334
     12,000   UST, Inc. (O)...................................................................         680,160
                                                                                                    ----------
                                                                                                    10,189,572
                                                                                                    ----------
              ENERGY - 4.16%
     26,700   BP PLC, ADR.....................................................................       1,797,444
     34,400   Chevron Corp. ..................................................................       2,675,976
     28,900   ConocoPhillips..................................................................       2,004,215
     10,650   Spectra Energy Corp. ...........................................................         277,965
                                                                                                    ----------
                                                                                                     6,755,600
                                                                                                    ----------
              FINANCIALS - 12.00%
     13,000   Allstate Corp. .................................................................         810,160
     51,992   Bank of America Corp. ..........................................................       2,646,393
     60,000   Citigroup, Inc. ................................................................       3,217,200
     27,000   Federal Home Loan Mortgage Corp. ...............................................       1,749,060
     18,500   Fifth Third Bancorp (O).........................................................         750,915
      3,300   Hartford Financial Services Group Inc. .........................................         333,960
     25,602   J.P. Morgan Chase & Co. ........................................................       1,333,864
     17,000   National City Corp. (O).........................................................         621,350
     23,500   Plum Creek Timber Co., Inc., REIT...............................................         932,950
     16,700   Rayonier, Inc., REIT............................................................         724,279
     65,600   U.S. Bancorp....................................................................       2,253,360
     39,900   Wachovia Corp. .................................................................       2,216,046
     53,200   Wells Fargo & Co. ..............................................................       1,909,348
                                                                                                    ----------
                                                                                                    19,498,885
                                                                                                    ----------
              HEALTH CARE - 6.49%
     22,000   Abbott Laboratories.............................................................       1,245,640
     53,300   Bristol-Myers Squibb Co. .......................................................       1,538,238
     19,400   Eli Lilly & Co. ................................................................       1,147,122

Shares                                                                                          Value (Note 2)
------                                                                                          --------------
              HEALTH CARE (CONTINUED)
     30,500   Johnson & Johnson...............................................................  $    1,958,710
     31,900   Merck & Co., Inc. ..............................................................       1,640,936
    113,962   Pfizer, Inc. ...................................................................       3,015,435
                                                                                                    ----------
                                                                                                    10,546,081
                                                                                                    ----------
              INDUSTRIALS - 5.20%
      8,900   3M Co. .........................................................................         736,653
     11,000   Avery Dennison Corp. ...........................................................         684,200
     15,500   Emerson Electric Co. ...........................................................         728,345
     84,000   General Electric Co. ...........................................................       3,096,240
     37,200   Masco Corp. ....................................................................       1,012,212
     15,000   Pitney Bowes, Inc. .............................................................         720,000
      4,500   United Parcel Service, Inc., Class B............................................         316,935
     31,000   Waste Management, Inc. .........................................................       1,159,710
                                                                                                    ----------
                                                                                                     8,454,295
                                                                                                    ----------
              INFORMATION TECHNOLOGY - 0.71%
     10,000   Hewlett-Packard Co. ............................................................         421,400
     34,000   Intel Corp. ....................................................................         731,000
                                                                                                    ----------
                                                                                                     1,152,400
                                                                                                    ----------
              MATERIALS - 3.04%
     16,300   Dow Chemical Co. ...............................................................         727,143
     20,500   E.I. Du Pont de Nemours & Co. ..................................................       1,007,985
      5,500   PPG Industries, Inc. ...........................................................         404,690
     14,800   Rohm & Haas Co. ................................................................         757,316
     25,900   Weyerhaeuser Co. (O)............................................................       2,051,798
                                                                                                    ----------
                                                                                                     4,948,932
                                                                                                    ----------
              TELECOMMUNICATION SERVICES - 3.15%
     45,692   AT&T, Inc. .....................................................................       1,769,194
     67,000   Verizon Communications, Inc. ...................................................       2,558,060
     54,000   Windstream Corp. ...............................................................         789,480
                                                                                                    ----------
                                                                                                     5,116,734
                                                                                                    ----------
              UTILITIES - 2.72%
      7,900   Ameren Corp. ...................................................................         415,303
     21,000   Consolidated Edison, Inc. (O)...................................................       1,076,460
     10,200   DTE Energy Co. .................................................................         516,018
     31,000   Duke Energy Corp. ..............................................................         636,120
      1,500   Integrys Energy Group, Inc. (O).................................................          84,150
     15,400   Pinnacle West Capital Corp. (O).................................................         743,666



--------------------------------------------------------------------------------
44

                See accompanying Notes to Financial Statements.

DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                                                                                          Value (Note 2)
------                                                                                          --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
              UTILITIES (CONTINUED)
      4,000   Progress Energy, Inc. ..........................................................  $      202,200
     20,000   Southern Co. (O)................................................................         755,800
                                                                                                    ----------
                                                                                                     4,429,717
                                                                                                    ----------
              TOTAL COMMON STOCKS
              ( Cost $66,434,386 )............................................................      74,795,738

COMMON STOCK UNIT - 0.22%
--------------------------------------------------------------------------------------------------------------
              FINANCIALS - 0.22%
      4,000   AllianceBernstein Holding L.P. .................................................         363,840
                                                                                                    ----------
              TOTAL COMMON STOCK UNIT
              ( Cost $333,419 )...............................................................         363,840
Par Value
-----------
ASSET BACKED - 1.49%
--------------------------------------------------------------------------------------------------------------
$    98,971   ABSC Long Beach Home Equity Loan Trust,
              Series 2000-LB1, Class AF5 (M)
              8.550%, due 09/21/30............................................................          98,680
    500,000   Ameriquest Mortgage Securities, Inc.,
              Series 2004-FR1, Class M2 (M)
              5.207%, due 05/25/34............................................................         490,662
    362,388   CIT Group Home Equity Loan Trust,
              Series 2002-2, Class BF (M)
              6.830%, due 06/25/33............................................................         301,312
    320,000   GMAC Mortgage Corp. Loan Trust,
              Series 2004-HE2, Class M1 (G)
              3.950%, due 10/25/33............................................................         315,343
    237,495   Green Tree Financial Corp.,
              Series 1998-2, Class A6
              6.810%, due 12/01/27............................................................         245,924
    534,000   GSAMP Trust,
              Series 2006-S5, Class M5(M)
              7.488%, due 09/25/36............................................................          21,360
    380,000   Park Place Securities, Inc.,
              Series 2004-WWF1, Class M10 (G)
              7.820%, due 12/25/34............................................................         332,060
    164,152   Residential Asset Mortgage Products, Inc.,
              Series 2003-RS9, Class AI5
              4.990%, due 03/25/31............................................................         163,288
    200,000   Soundview Home Equity Loan Trust,
              Series 2005-B, Class M6 (M)
              6.175%, due 05/25/35............................................................         197,503

Par Value                                                                                       Value (Note 2)
---------                                                                                       --------------
ASSET BACKED (CONTINUED)
--------------------------------------------------------------------------------------------------------------
$   270,000   Wells Fargo Home Equity Trust,
              Series 2004-2, Class M8A (C) (G)
              8.320%, due 05/25/34............................................................  $      254,023
                                                                                                    ----------
              TOTAL ASSET BACKED
              ( Cost $3,044,457 ).............................................................       2,420,155

COMMERCIAL MORTGAGE BACKED - 4.26%
--------------------------------------------------------------------------------------------------------------
    239,938   Bear Stearns Commercial Mortgage Securities,
              Series 2001-TOP4, Class A1
              5.060%, due 11/15/16............................................................         238,810
    445,000   Bear Stearns Commercial Mortgage Securities,
              Series 2003-T10, Class E (C) (G)
              5.540%, due 03/13/40............................................................         445,803
    291,296   Bear Stearns Commercial Mortgage Securities,
              Series 2004-T16, Class A2
              3.700%, due 02/13/46............................................................         284,702
    350,000   Bear Stearns Commercial Mortgage Securities,
              Series 2004-T16, Class A6 (G)
              4.750%, due 02/13/46............................................................         338,924
    200,000   Bear Stearns Commercial Mortgage Securities,
              Series 2005-T20, Class F
              4.833%, due 10/12/42............................................................         194,659
    600,000   Government National Mortgage Association,
              Series 2004-43, Class C (G)
              5.008%, due 12/16/25............................................................         595,357
    400,000   Greenwich Capital Commercial Funding Corp.,
              Series 2004-GG1, Class A7 (G)
              5.317%, due 06/10/36............................................................         401,290
    700,000   LB-UBS Commercial Mortgage Trust,
              Series 2004-C1, Class A2
              3.624%, due 01/15/29............................................................         679,190
    400,000   LB-UBS Commercial Mortgage Trust,
              Series 2004-C8, Class A6 (G)
              4.799%, due 12/15/29............................................................         388,755
    700,000   Morgan Stanley Capital I,
              Series 2004-HQ4, Class A7
              4.970%, due 04/14/40............................................................         686,253



--------------------------------------------------------------------------------
                                                                              45

                See accompanying Notes to Financial Statements.

DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Par Value                                                                                       Value (Note 2)
---------                                                                                       --------------
COMMERCIAL MORTGAGE BACKED (CONTINUED)
--------------------------------------------------------------------------------------------------------------
$   640,000   Morgan Stanley Capital I,
              Series 2006-IQ12, Class ANM
              5.310%, due 12/15/43............................................................  $      637,745
    677,000   Multi Security Asset Trust,
              Series 2005-RR4A, Class H (C) (G)
              5.880%, due 11/28/35............................................................         644,319
    200,000   Multi Security Asset Trust,
              Series 2005-RR4A, Class J (C)
              5.880%, due 11/28/35............................................................         180,678
    335,969   Wachovia Bank Commercial Mortgage Trust,
              Series 2003-C6, Class A1
              3.364%, due 08/15/35............................................................         329,206
    895,000   Wachovia Bank Commercial Mortgage Trust,
              Series 2003-C8, Class A2
              3.894%, due 11/15/35............................................................         876,536
                                                                                                    ----------
              TOTAL COMMERCIAL MORTGAGE BACKED
              ( Cost $6,992,433 ).............................................................       6,922,227

PRIVATE LABEL MORTGAGE BACKED - 2.00%
--------------------------------------------------------------------------------------------------------------
    432,185   Banc of America Alternative Loan Trust,
              Series 2005-12, Class 3CB1
              6.000%, due 01/25/36............................................................         435,099
  1,884,637   Banc of America Alternative Loan Trust,
              Series 2006-3, Class 2CB1
              6.000%, due 04/25/36............................................................       1,896,601
    902,127   Banc of America Alternative Loan Trust,
              Series 2006-4, Class 5CB1
              6.500%, due 05/25/46............................................................         918,984
                                                                                                    ----------
              TOTAL PRIVATE LABEL MORTGAGE BACKED
              ( Cost $3,201,977 ).............................................................       3,250,684

CORPORATE NOTES AND BONDS - 12.30%
--------------------------------------------------------------------------------------------------------------
              BEVERAGE/FOOD - 0.30%
    475,000   Kraft Foods, Inc.
              6.500%, due 11/01/31............................................................         487,979
                                                                                                    ----------
              CONSUMER DISCRETIONARY - 1.33%
    750,000   American Association of Retired Persons (C)
              7.500%, due 05/01/31............................................................         920,809
    500,000   Carnival Corp. (D)
              3.750%, due 11/15/07............................................................         495,752
    325,000   Erac USA Finance Co. (C)
              6.700%, due 06/01/34............................................................         327,749

Par Value                                                                                       Value (Note 2)
---------                                                                                       --------------
              CONSUMER DISCRETIONARY (CONTINUED)
$   400,000   Royal Caribbean Cruises, Ltd. (D)
              7.250%, due 06/15/16............................................................  $      414,511
                                                                                                    ----------
                                                                                                     2,158,821
                                                                                                    ----------
              CONSUMER STAPLES - 0.40%
    250,000   Diageo Capital PLC (D)
              5.500%, due 09/30/16............................................................         250,407
    400,000   Safeway, Inc.
              4.125%, due 11/01/08............................................................         393,628
                                                                                                    ----------
                                                                                                       644,035
                                                                                                    ----------
              ENERGY - 0.59%
    500,000   Chesapeake Energy Corp.
              6.375%, due 06/15/15............................................................         500,625
    150,000   Hess Corp.
              7.875%, due 10/01/29............................................................         176,132
    250,000   Pemex Project Funding Master Trust
              7.375%, due 12/15/14............................................................         279,500
                                                                                                    ----------
                                                                                                       956,257
                                                                                                    ----------
              FINANCE - 2.72%
    500,000   American General Finance Corp.,
              Series H
              4.625%, due 09/01/10............................................................         492,114
    500,000   Bear Stearns Cos., Inc.
              7.800%, due 08/15/07............................................................         503,300
    210,000   GE Insurance Solutions Corp.
              7.000%, due 02/15/26............................................................         234,867
    205,000   GE Insurance Solutions Corp.
              7.750%, due 06/15/30............................................................         250,595
    250,000   HSBC Finance Corp.
              6.500%, due 11/15/08............................................................         254,675
    410,000   Lehman Brothers Holdings, Inc.
              5.750%, due 01/03/17............................................................         412,159
    760,000   Nissan Motor Acceptance Corp. (C)
              5.625%, due 03/14/11............................................................         765,385
    500,000   Residential Capital LLC
              6.500%, due 04/17/13............................................................         499,736
    140,000   Simon Property Group L.P.
              5.875%, due 03/01/17............................................................         143,825
    355,000   SLM Corp.
              5.125%, due 08/27/12............................................................         331,512
    500,000   U.S. Bank N.A.
              6.300%, due 02/04/14............................................................         528,946
                                                                                                    ----------
                                                                                                     4,417,114
                                                                                                    ----------



--------------------------------------------------------------------------------
46

                See accompanying Notes to Financial Statements.

DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Par Value                                                                                       Value (Note 2)
---------                                                                                       --------------
CORPORATE NOTES AND BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
              FORESTRY/PAPER - 0.12%
$   175,000   Westvaco Corp.
              8.200%, due 01/15/30............................................................  $      191,540
                                                                                                    ----------
              HEALTH CARE - 0.54%
    300,000   Eli Lilly & Co.
              6.570%, due 01/01/16............................................................         325,507
    195,000   Genentech, Inc.
              5.250%, due 07/15/35............................................................         180,687
    205,000   Merck & Co., Inc.
              6.400%, due 03/01/28............................................................         216,621
    150,000   Wyeth
              6.500%, due 02/01/34............................................................         161,379
                                                                                                    ----------
                                                                                                       884,194
                                                                                                    ----------
              INDUSTRIALS - 1.78%
    150,000   Boeing Co.
              8.625%, due 11/15/31............................................................         207,078
    130,000   D.R. Horton, Inc.
              5.250%, due 02/15/15............................................................         119,750
    400,000   DaimlerChrysler NA Holding Corp.
              4.750%, due 01/15/08............................................................         398,086
    500,000   Deluxe Corp.,
              Series B
              3.500%, due 10/01/07............................................................         490,000
    250,000   Ford Motor Credit Co. LLC
              5.800%, due 01/12/09............................................................         245,830
    150,000   GMAC LLC (O)
              6.125%, due 08/28/07............................................................         149,810
    350,000   GMAC LLC
              7.250%, due 03/02/11............................................................         355,845
    440,000   Overseas Shipholding Group
              8.250%, due 03/15/13............................................................         462,000
    150,000   Waste Management, Inc.
              7.125%, due 12/15/17............................................................         165,203
    310,000   WM Wrigley Jr. Co.
              4.300%, due 07/15/10............................................................         302,981
                                                                                                    ----------
                                                                                                     2,896,583
                                                                                                    ----------
              MEDIA - 0.90%
    415,000   Comcast Cable Communication Holdings, Inc.
              9.455%, due 11/15/22............................................................         547,270
    600,000   Cox Enterprises, Inc. (C)
              4.375%, due 05/01/08............................................................         593,296
    315,000   Rogers Cable, Inc. (D)
              6.250%, due 06/15/13............................................................         323,663
                                                                                                    ----------
                                                                                                     1,464,229
                                                                                                    ----------

Par Value                                                                                       Value (Note 2)
---------                                                                                       --------------
              PIPELINE - 0.37%
$   205,000   KN Energy, Inc.
              7.250%, due 03/01/28............................................................  $      211,596
    400,000   Panhandle Eastern Pipe Line
              4.800%, due 08/15/08............................................................         397,280
                                                                                                    ----------
                                                                                                       608,876
                                                                                                    ----------
              TELECOMMUNICATIONS - 0.74%
    400,000   CenturyTel, Inc.,
              Series F
              6.300%, due 01/15/08............................................................         401,857
    240,000   Cisco Systems, Inc.
              5.500%, due 02/22/16............................................................         241,309
    200,000   Rogers Wireless, Inc. (D)
              9.750%, due 06/01/16............................................................         254,000
    315,000   Sprint Nextel Corp.
              6.000%, due 12/01/16............................................................         309,148
                                                                                                    ----------
                                                                                                     1,206,314
                                                                                                    ----------
              TRANSPORTATION - 0.44%
    175,000   Burlington Northern Santa Fe Corp.
              8.125%, due 04/15/20............................................................         207,796
    239,000   Norfolk Southern Corp.
              5.590%, due 05/17/25............................................................         225,023
    260,000   Norfolk Southern Corp.
              7.050%, due 05/01/37............................................................         285,984
                                                                                                    ----------
                                                                                                       718,803
                                                                                                    ----------
              UTILITIES - 2.07%
    500,000   Energy East Corp.
              8.050%, due 11/15/10............................................................         543,831
    310,000   Illinois Power Co.
              7.500%, due 06/15/09............................................................         318,781
    340,000   New York State Electric & Gas Corp.
              4.375%, due 11/15/07............................................................         338,100
    175,000   Pacific Gas & Electric Co.
              6.050%, due 03/01/34............................................................         178,878
    350,000   Progress Energy, Inc.
              7.750%, due 03/01/31............................................................         423,826
    126,000   Sierra Pacific Power Co.,
              Series M
              6.000%, due 05/15/16............................................................         127,749
    600,000   Westar Energy, Inc.
              6.000%, due 07/01/14............................................................         617,508
    750,000   Wisconsin Electric Power Co.
              6.500%, due 06/01/28............................................................         810,094
                                                                                                    ----------
                                                                                                     3,358,767
                                                                                                    ----------
              TOTAL CORPORATE NOTES AND BONDS
              ( Cost $19,768,278 )............................................................      19,993,512



--------------------------------------------------------------------------------
                                                                              47

                See accompanying Notes to Financial Statements.

DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Par Value                                                                                       Value (Note 2)
---------                                                                                       --------------
MORTGAGE BACKED - 16.46%
--------------------------------------------------------------------------------------------------------------
              FEDERAL HOME LOAN MORTGAGE
              CORP. - 1.42%
$    12,510   8.000%, due 06/01/30
              Pool # C01005...................................................................  $       13,187
    202,364   6.500%, due 01/01/32
              Pool # C62333...................................................................         208,715
  1,640,015   5.000%, due 07/01/33
              Pool # A11325...................................................................       1,589,125
    144,318   6.000%, due 10/01/34
              Pool # A28439...................................................................         145,885
    111,646   6.000%, due 10/01/34
              Pool # A28598...................................................................         112,859
    139,151   5.000%, due 04/01/35
              Pool # A32315...................................................................         134,611
    105,509   5.000%, due 04/01/35
              Pool # A32316...................................................................         102,066
                                                                                                    ----------
                                                                                                     2,306,448
                                                                                                    ----------
              FEDERAL NATIONAL MORTGAGE
              ASSOCIATION - 14.94%
    398,456   4.000%, due 04/01/15
              Pool # 255719...................................................................         385,148
    513,284   5.500%, due 04/01/16
              Pool # 745444...................................................................         515,618
     78,680   6.000%, due 05/01/16
              Pool # 582558...................................................................          80,056
    850,140   5.000%, due 12/01/17
              Pool # 672243...................................................................         840,648
    700,452   5.000%, due 05/01/20
              Pool # 813965...................................................................         690,916
  1,020,811   4.500%, due 09/01/20
              Pool # 835465...................................................................         988,544
    129,121   6.000%, due 05/01/21
              Pool # 253847...................................................................         131,457
     24,234   7.000%, due 12/01/29
              Pool # 762813...................................................................          25,294
     79,272   7.000%, due 11/01/31
              Pool # 607515...................................................................          82,883
     63,429   7.000%, due 05/01/32
              Pool # 644591...................................................................          66,318
    499,284   6.500%, due 06/01/32
              Pool # 545691...................................................................         514,519
    678,980   5.500%, due 10/01/33
              Pool # 254904...................................................................         673,231
  2,018,823   5.500%, due 11/01/33
              Pool # 555880...................................................................       2,001,730

Par Value                                                                                       Value (Note 2)
---------                                                                                       --------------
MORTGAGE BACKED (CONTINUED)
--------------------------------------------------------------------------------------------------------------
              FEDERAL NATIONAL MORTGAGE
              ASSOCIATION (CONTINUED)
$    22,663   5.000%, due 05/01/34
              Pool # 782214...................................................................  $       21,937
    563,834   5.000%, due 06/01/34
              Pool # 255230...................................................................         545,770
     11,298   7.000%, due 07/01/34
              Pool # 792636...................................................................          11,755
    226,852   5.500%, due 08/01/34
              Pool # 793647...................................................................         224,785
    460,488   5.500%, due 03/01/35
              Pool # 810075...................................................................         455,967
    985,200   5.500%, due 03/01/35
              Pool # 815976...................................................................         975,530
    427,936   5.500%, due 07/01/35
              Pool # 825283...................................................................         423,735
    559,746   5.000%, due 08/01/35
              Pool # 829670...................................................................         541,323
    273,705   5.500%, due 08/01/35
              Pool # 826872...................................................................         271,018
    450,436   5.000%, due 09/01/35
              Pool # 820347...................................................................         435,610
    475,873   5.000%, due 09/01/35
              Pool # 835699...................................................................         460,210
    903,966   5.000%, due 10/01/35
              Pool # 797669...................................................................         874,213
    611,113   5.000%, due 11/01/35
              Pool # 844504...................................................................         590,999
    640,682   5.000%, due 11/01/35
              Pool # 844809...................................................................         619,595
    636,005   5.000%, due 12/01/35
              Pool # 850561...................................................................         615,071
    208,634   5.500%, due 02/01/36
              Pool # 851330...................................................................         206,586
    781,582   5.500%, due 09/01/36
              Pool # 831820...................................................................         773,143
  1,075,179   6.000%, due 09/01/36
              Pool # 831741...................................................................       1,083,552
    228,368   5.500%, due 10/01/36
              Pool # 896340...................................................................         225,902
    944,382   5.500%, due 10/01/36
              Pool # 901723...................................................................         934,186
    679,527   6.500%, due 10/01/36
              Pool # 894118...................................................................         693,858
    817,748   6.000%, due 11/01/36
              Pool # 902510...................................................................         826,155



--------------------------------------------------------------------------------
48

                See accompanying Notes to Financial Statements.

DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Par Value                                                                                       Value (Note 2)
---------                                                                                       --------------
MORTGAGE BACKED (CONTINUED)
--------------------------------------------------------------------------------------------------------------
              FEDERAL NATIONAL MORTGAGE
              ASSOCIATION (CONTINUED)
$   993,552   5.500%, due 12/01/36
              Pool # 903059...................................................................  $      982,825
    976,572   5.500%, due 12/01/36
              Pool # 907512...................................................................         966,029
    949,731   5.500%, due 12/01/36
              Pool # 907635...................................................................         939,478
    950,447   5.500%, due 12/01/36
              Pool #902853....................................................................         940,185
    846,633   6.000%, due 12/01/36
              Pool #903002....................................................................         853,226
    792,817   5.500%, due 01/01/37
              Pool #906268....................................................................         784,258
                                                                                                    ----------
                                                                                                    24,273,263
                                                                                                    ----------
              GOVERNMENT NATIONAL
              MORTGAGE ASSOCIATION - 0.10%
     14,286   8.000%, due 10/20/15
              Pool # 002995...................................................................          15,027
     85,279   6.500%, due 02/20/29
              Pool # 002714...................................................................          88,013
     65,346   6.500%, due 04/20/31
              Pool # 003068...................................................................          67,404
                                                                                                    ----------
                                                                                                       170,444
                                                                                                    ----------
              TOTAL MORTGAGE BACKED
              ( Cost $26,944,277 )............................................................      26,750,155

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 12.95%
--------------------------------------------------------------------------------------------------------------
              FEDERAL FARM CREDIT BANK - 0.66%
  1,000,000   5.875%, due 10/03/16............................................................       1,066,499
                                                                                                    ----------
              FEDERAL HOME LOAN
              MORTGAGE CORP. - 0.45%
    750,000   4.500%, due 01/15/14............................................................         733,518
                                                                                                    ----------
              FEDERAL NATIONAL MORTGAGE
              ASSOCIATION - 1.41%
    600,000   3.800%, due 01/18/08............................................................         594,107
    525,000   4.000%, due 09/02/08............................................................         518,401
    500,000   5.250%, due 08/01/12 (O)........................................................         506,241
    675,000   4.625%, due 10/15/14 (O)........................................................         662,747
                                                                                                    ----------
                                                                                                     2,281,496
                                                                                                    ----------
              U.S. TREASURY BONDS - 1.69% (O)
  2,260,000   6.625%, due 02/15/27............................................................       2,752,079
                                                                                                    ----------

Par Value                                                                                       Value (Note 2)
---------                                                                                       --------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
              U.S. TREASURY NOTES - 8.74% (O)
$   300,000   2.750%, due 08/15/07............................................................  $      298,043
    200,000   4.000%, due 08/31/07............................................................         199,328
    525,000   4.625%, due 02/29/08............................................................         523,400
    380,000   4.875%, due 04/30/08............................................................         379,703
    225,000   3.875%, due 05/15/10............................................................         220,957
    100,000   3.875%, due 09/15/10............................................................          98,066
     30,000   4.500%, due 11/15/10............................................................          30,008
    165,000   4.750%, due 03/31/11............................................................         166,405
  2,250,000   4.875%, due 04/30/11............................................................       2,279,443
  3,600,000   4.625%, due 12/31/11............................................................       3,615,329
  1,525,000   4.000%, due 11/15/12............................................................       1,487,888
    520,000   3.625%, due 05/15/13............................................................         495,747
    800,000   4.000%, due 02/15/14............................................................         773,782
    415,000   4.125%, due 05/15/15............................................................         401,820
     60,000   4.250%, due 08/15/15............................................................          58,519
    609,000   4.500%, due 11/15/15............................................................         604,147
  1,450,000   4.500%, due 02/15/16............................................................       1,438,615
  1,135,000   4.625%, due 11/15/16............................................................       1,134,291
                                                                                                    ----------
                                                                                                    14,205,491
                                                                                                    ----------
              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              ( Cost $20,881,232 )............................................................      21,039,083
Shares
------
INVESTMENT COMPANIES - 4.15%
--------------------------------------------------------------------------------------------------------------
          1   J.P. Morgan Prime Money Market Fund.............................................               1
  6,741,161   SSgA Prime Money Market Fund....................................................       6,741,161
                                                                                                    ----------
              TOTAL INVESTMENT COMPANIES
              ( Cost $6,741,162 ).............................................................       6,741,162



--------------------------------------------------------------------------------
                                                                              49

                See accompanying Notes to Financial Statements.

DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                                                                                          Value (Note 2)
------                                                                                          --------------
COLLATERAL FOR SECURITIES ON LOAN - 14.12%
--------------------------------------------------------------------------------------------------------------
 22,948,351   State Street Navigator Securities Lending Prime Portfolio (I)...................  $   22,948,351
                                                                                                    ----------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN
              ( Cost $22,948,351 )............................................................      22,948,351

TOTAL INVESTMENTS - 113.97%
--------------------------------------------------------------------------------------------------------------
( Cost $177,289,972** )..........................................................................  185,224,907

NET OTHER ASSETS AND LIABILITIES - (13.97)%
--------------------------------------------------------------------------------------------------------------
                                                                                                   (22,702,337)

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------------------
                                                                                                $  162,522,570
--------------------------------------------------------------------------------------------------------------

  ** Aggregate cost for Federal tax purposes was
     $177,466,995.
 (C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.
 (D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.07% of total net assets.
 (G) Floating rate or variable rate note. Rate shown is as of April 30, 2007.
 (I) Represents investments of cash collateral received in connection with securities lending.
 (M) Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.
 (O) All (or portion of security) on loan.
 ADR American Depositary Receipt.
 PLC Public Limited Company.
 REITReal Estate Investment Trust.
     For Trust compliance purposes, the Trust's industry classifications refer to one or more of the industry sub-classifications as defined by the Standard Industrial Classification system. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.


--------------------------------------------------------------------------------
50

                See accompanying Notes to Financial Statements.

LARGE CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                                                                                        Value (Note 2)
------                                                                                        --------------
COMMON STOCKS - 95.58%
------------------------------------------------------------------------------------------------------------
            CONSUMER DISCRETIONARY - 7.78%
   32,600   CBS Corp., Class B..............................................................  $   1,035,702
   71,986   Comcast Corp., Class A*.........................................................      1,919,147
   14,700   Federated Department Stores, Inc................................................        645,624
   22,300   Gap, Inc........................................................................        407,492
   23,000   Home Depot, Inc.................................................................        871,010
   26,200   Lowe's Cos., Inc................................................................        800,672
   33,462   McDonald's Corp.................................................................      1,615,545
   21,900   News Corp., Class A.............................................................        490,341
   25,200   Nike, Inc., Class B.............................................................      1,357,272
    7,400   Sears Holdings Corp.*...........................................................      1,412,734
   13,700   Tiffany & Co....................................................................        653,353
  144,100   Time Warner, Inc................................................................      2,972,783
   41,500   Walt Disney Co..................................................................      1,451,670
                                                                                                -----------
                                                                                                 15,633,345
                                                                                                -----------
            CONSUMER STAPLES - 7.65%
   36,700   Altria Group, Inc...............................................................      2,529,364
   18,200   Archer-Daniels-Midland Co.......................................................        704,340
    7,300   Clorox Co.......................................................................        489,684
   20,500   Coca-Cola Co....................................................................      1,069,895
   14,300   Costco Wholesale Corp...........................................................        766,051
   24,200   General Mills, Inc..............................................................      1,449,580
    9,400   Kellogg Co......................................................................        497,354
    5,000   Kimberly-Clark Corp.............................................................        355,850
   45,597   Kraft Foods, Inc., Class A......................................................      1,526,132
   73,500   Procter & Gamble Co.............................................................      4,726,785
   26,500   Wal-Mart Stores, Inc............................................................      1,269,880
                                                                                                -----------
                                                                                                 15,384,915
                                                                                                -----------
            ENERGY - 15.33%
   26,200   Apache Corp.....................................................................      1,899,500
   12,800   Cameron International Corp.*....................................................        826,496
   64,866   Chevron Corp....................................................................      5,045,926
   71,200   ConocoPhillips..................................................................      4,937,720
   25,200   Devon Energy Corp...............................................................      1,836,324
    8,200   EOG Resources, Inc..............................................................        602,208
  123,000   Exxon Mobil Corp................................................................      9,763,740
   19,600   Marathon Oil Corp...............................................................      1,990,380
   36,300   Occidental Petroleum Corp.......................................................      1,840,410
   15,100   Spectra Energy Corp.............................................................        394,110
   16,400   Valero Energy Corp..............................................................      1,151,772
    9,700   XTO Energy, Inc.................................................................        526,419
                                                                                                -----------
                                                                                                 30,815,005
                                                                                                -----------

Shares                                                                                        Value (Note 2)
------                                                                                        --------------
            FINANCIALS - 30.64%
   29,800   Allstate Corp...................................................................  $   1,857,136
   60,300   American International Group, Inc...............................................      4,215,573
  124,884   Bank of America Corp............................................................      6,356,596
    2,600   Bear Stearns Cos., Inc..........................................................        404,820
  145,266   Citigroup, Inc..................................................................      7,789,163
    7,800   Equity Residential, REIT........................................................        362,154
   26,300   Federal Home Loan Mortgage Corp.................................................      1,703,714
   20,800   General Growth Properties, Inc., REIT...........................................      1,328,080
    6,600   Goldman Sachs Group, Inc........................................................      1,442,826
   96,068   J.P. Morgan Chase & Co..........................................................      5,005,142
   17,700   Keycorp.........................................................................        631,536
    6,300   Legg Mason, Inc.................................................................        624,897
   18,700   Lehman Brothers Holdings, Inc...................................................      1,407,736
    4,100   M&T Bank Corp...................................................................        456,494
   15,600   Marshall & Ilsley Corp..........................................................        749,112
   19,500   Mellon Financial Corp...........................................................        837,135
   28,500   Merrill Lynch & Co., Inc........................................................      2,571,555
   16,900   Metlife, Inc....................................................................      1,110,330
   22,300   Morgan Stanley..................................................................      1,873,423
   27,700   National City Corp..............................................................      1,012,435
    7,200   Prologis, REIT..................................................................        466,560
   26,200   Prudential Financial, Inc.......................................................      2,489,000
   17,941   Regions Financial Corp..........................................................        629,550
    4,200   Simon Property Group, Inc., REIT................................................        484,176
    7,700   SL Green Realty Corp., REIT.....................................................      1,084,930
   14,900   SunTrust Banks, Inc.............................................................      1,257,858
   20,400   Travelers Cos., Inc.............................................................      1,103,640
   59,300   U.S. Bancorp....................................................................      2,036,955
   58,000   Unum Group......................................................................      1,443,040
   10,900   Vornado Realty Trust, REIT......................................................      1,293,067
   54,600   Wachovia Corp...................................................................      3,032,484
   12,500   Washington Mutual, Inc..........................................................        524,750
   99,500   Wells Fargo & Co................................................................      3,571,055
    5,500   Zions Bancorp...................................................................        449,900
                                                                                                -----------
                                                                                                 61,606,822
                                                                                                -----------
            HEALTH CARE - 7.36%
    9,100   Abbott Laboratories.............................................................        515,242
   44,300   Bristol-Myers Squibb Co.........................................................      1,278,498
    3,300   Cigna Corp......................................................................        513,447
    8,600   Eli Lilly & Co..................................................................        508,518
   10,700   Johnson & Johnson...............................................................        687,154



--------------------------------------------------------------------------------
                                                                              51

                See accompanying Notes to Financial Statements.

LARGE CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                                                                                        Value (Note 2)
------                                                                                        --------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------------------------------------
            HEALTH CARE (CONTINUED)
   36,100   Merck & Co., Inc................................................................  $   1,856,984
  192,940   Pfizer, Inc.....................................................................      5,105,192
   18,400   UnitedHealth Group, Inc.........................................................        976,304
   11,500   WellPoint, Inc.*................................................................        908,155
   43,900   Wyeth...........................................................................      2,436,450
                                                                                                -----------
                                                                                                 14,785,944
                                                                                                -----------
            INDUSTRIALS - 6.89%
    8,000   3M Co...........................................................................        662,160
   25,200   CSX Corp........................................................................      1,087,884
    6,300   Deere & Co......................................................................        689,220
    8,900   Eaton Corp......................................................................        793,969
   11,600   Emerson Electric Co.............................................................        545,084
   12,500   General Dynamics Corp...........................................................        981,250
  149,400   General Electric Co.............................................................      5,506,884
   21,200   Honeywell International, Inc....................................................      1,148,616
   21,800   Masco Corp......................................................................        593,178
   10,300   Parker Hannifin Corp............................................................        949,042
   13,400   United Technologies Corp........................................................        899,542
                                                                                                -----------
                                                                                                 13,856,829
                                                                                                -----------
            INFORMATION TECHNOLOGY - 3.95%
   16,100   Adobe Systems, Inc.*............................................................        669,116
   14,700   Automatic Data Processing, Inc..................................................        657,972
    3,675   Broadridge Financial Solutions, Inc.*...........................................         73,647
   12,500   Computer Sciences Corp.*........................................................        694,250
   48,500   EMC Corp.*......................................................................        736,230
   29,821   Hewlett-Packard Co..............................................................      1,256,657
   14,100   International Business Machines Corp............................................      1,441,161
    7,600   Lexmark International, Inc., Class A*...........................................        414,200
   17,300   Maxim Integrated Products, Inc..................................................        548,756
   32,400   Microsoft Corp..................................................................        970,056
   27,800   Motorola, Inc...................................................................        481,774
                                                                                                -----------
                                                                                                  7,943,819
                                                                                                -----------
            MATERIALS - 3.73%
   12,600   Air Products & Chemicals, Inc...................................................        963,900
   32,800   Alcoa, Inc......................................................................      1,164,072
   25,900   Dow Chemical Co.................................................................      1,155,399
    8,400   E.I. Du Pont de Nemours & Co....................................................        413,028

Shares                                                                                        Value (Note 2)
------                                                                                        --------------
            MATERIALS (CONTINUED)
    4,623   Freeport-McMoRan Copper & Gold, Inc.............................................  $     310,481
    9,700   Nucor Corp......................................................................        615,562
   14,700   PPG Industries, Inc.............................................................      1,081,626
   22,600   Weyerhaeuser Co.................................................................      1,790,372
                                                                                                -----------
                                                                                                  7,494,440
                                                                                                -----------
            TELECOMMUNICATION SERVICES - 6.28%
   10,200   Alltel Corp.....................................................................        639,438
  169,732   AT&T, Inc.......................................................................      6,572,023
   53,000   Sprint Nextel Corp..............................................................      1,061,590
   14,300   TELUS Corp......................................................................        775,775
   64,320   Verizon Communications, Inc.....................................................      2,455,738
   76,522   Windstream Corp.................................................................      1,118,752
                                                                                                -----------
                                                                                                 12,623,316
                                                                                                -----------
            UTILITIES - 5.97%
    9,100   Dominion Resources, Inc.........................................................        829,920
   43,000   Duke Energy Corp................................................................        882,360
   25,000   Edison International............................................................      1,308,750
   14,500   Entergy Corp....................................................................      1,640,530
   11,600   Exelon Corp.....................................................................        874,756
   17,100   FirstEnergy Corp................................................................      1,170,324
   32,400   FPL Group, Inc..................................................................      2,085,588
   19,300   Mirant Corp.*...................................................................        865,991
   31,700   PG&E Corp.......................................................................      1,604,020
   19,600   Southern Co.....................................................................        740,684
                                                                                                -----------
                                                                                                 12,002,923
                                                                                                -----------
            TOTAL COMMON STOCKS
            ( Cost $144,535,922 )...........................................................    192,147,358



--------------------------------------------------------------------------------
52

                See accompanying Notes to Financial Statements.

LARGE CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                                                                                        Value (Note 2)
------                                                                                        --------------
       Kx
INVESTMENT COMPANIES - 4.63%
------------------------------------------------------------------------------------------------------------
   35,308   iShares Russell 1000 Value Index Fund ETF.......................................  $   3,042,843
   23,800   SPDR Trust Series 1 ETF.........................................................      3,529,302
2,741,008   SSgA Prime Money Market Fund....................................................      2,741,008
                                                                                                -----------
            TOTAL INVESTMENT COMPANIES
            ( Cost $8,931,289 ).............................................................      9,313,153

TOTAL INVESTMENTS - 100.21%
------------------------------------------------------------------------------------------------------------
( Cost $153,467,211** )........................................................................  201,460,511

NET OTHER ASSETS AND LIABILITIES - (0.21)%
------------------------------------------------------------------------------------------------------------
                                                                                                   (431,422)

TOTAL NET ASSETS - 100.00%
------------------------------------------------------------------------------------------------------------
                                                                                              $ 201,029,089
------------------------------------------------------------------------------------------------------------

   * Non-income producing.
  ** Aggregate cost for Federal tax purposes was
     $154,202,037.
 ETF Exchange Traded Fund.
 REITReal Estate Investment Trust.

     For Trust compliance purposes, the Trust's industry classifications refer to one or more of the industry sub-classifications as defined by the Standard Industrial Classification system. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.



--------------------------------------------------------------------------------
                                                                              53

                See accompanying Notes to Financial Statements.

LARGE CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                             Value (Note 2)
------                             --------------
COMMON STOCKS - 99.06%
-------------------------------------------------
             CONSUMER DISCRETIONARY - 11.28%
     5,900   Bed Bath & Beyond,
             Inc.*...............  $     240,366
     3,700   Best Buy Co.,
             Inc. ...............        172,605
    47,300   Cheesecake Factory
             (O)*................      1,305,480
     9,600   Coach, Inc.*........        468,768
    48,850   Comcast Corp., Class
             A (O)*..............      1,302,328
    23,100   CTC Media, Inc.
             (O)*................        602,448
     5,000   Harley-Davidson,
             Inc. ...............        316,600
    25,500   Home Depot, Inc. ...        965,685
     8,300   J Crew Group,
             Inc.*...............        336,067
     5,900   Kohl's Corp.*.......        436,836
    23,900   Lowe's Cos.,
             Inc. ...............        730,384
    29,700   News Corp., Class
             A...................        664,983
    33,200   Nike, Inc., Class
             B...................      1,788,152
    16,800   Panera Bread Co.,
             Class A (O)*........        935,592
    11,700   Starbucks Corp.*....        362,934
    11,500   Target Corp. .......        682,755
     6,700   Tiffany & Co. ......        319,523
    12,200   Time Warner,
             Inc. ...............        251,686
    28,950   Viacom, Inc., Class
             B*..................      1,194,188
     9,600   Walt Disney Co. ....        335,808
    58,600   XM Satellite Radio
             Holdings, Inc.,
             Class A (O)*........        685,620
     7,700   Yum! Brands,
             Inc. ...............        476,322
                                     -----------
                                      14,575,130
                                     -----------
             CONSUMER STAPLES - 10.03%
    16,500   Altria Group,
             Inc. ...............      1,137,180
    13,600   Anheuser-Busch Cos.,
             Inc. ...............        668,984
    24,200   Coca-Cola Co. ......      1,262,998
    14,500   Colgate-Palmolive
             Co. ................        982,230
    14,500   Costco Wholesale
             Corp. (O)...........        776,765
    36,600   CVS/Caremark
             Corp. ..............      1,326,384
    33,200   PepsiCo, Inc. ......      2,194,188
    10,900   Procter & Gamble
             Co. ................        700,979
    21,100   Walgreen Co. .......        926,290
    62,000   Wal-Mart Stores,
             Inc. ...............      2,971,040
                                     -----------
                                      12,947,038
                                     -----------
             ENERGY - 5.51%
     5,300   Baker Hughes,
             Inc. ...............        426,067
     9,500   Cameron
             International
             Corp.*..............        613,415
     8,100   Dresser-Rand Group,
             Inc.*...............        258,471
     7,400   ENSCO International,
             Inc. (O)............        417,212
     4,700   EOG Resources,
             Inc. ...............        345,168
     8,100   Exxon Mobil
             Corp. ..............        642,978
     6,200   Marathon Oil
             Corp. ..............        629,610
     8,800   Noble Corp. ........        741,048
     5,300   Peabody Energy
             Corp. ..............        254,294

Shares                             Value (Note 2)
------                             --------------
             ENERGY (CONTINUED)
    18,700   Schlumberger,
             Ltd. ...............  $   1,380,621
    12,800   Weatherford
             International,
             Ltd.*...............        671,872
    13,666   XTO Energy, Inc. ...        741,654
                                     -----------
                                       7,122,410
                                     -----------
             FINANCIALS - 7.09%
    22,800   American Express
             Co. ................      1,383,276
     9,700   American
             International Group,
             Inc. ...............        678,127
     4,900   Cbot Holdings, Inc.,
             Class A (O)*........        924,483
    21,300   Charles Schwab
             Corp. ..............        407,256
       600   Chicago Mercantile
             Exchange Holdings,
             Inc., Class A.......        310,050
    23,800   Citigroup, Inc. ....      1,276,156
     6,800   Goldman Sachs Group,
             Inc. ...............      1,486,548
     7,700   Legg Mason, Inc. ...        763,763
    22,000   Mellon Financial
             Corp. ..............        944,460
     7,200   Merrill Lynch & Co.,
             Inc. ...............        649,656
     9,200   Wells Fargo &
             Co. ................        330,188
                                     -----------
                                       9,153,963
                                     -----------
             HEALTH CARE - 20.71%
    28,000   Abbott
             Laboratories........      1,585,360
     7,700   Allergan, Inc. .....        933,240
    36,674   Amgen, Inc.*........      2,352,270
     6,300   Amylin
             Pharmaceuticals,
             Inc. (O)*...........        260,379
     5,700   Baxter
             International,
             Inc. ...............        322,791
    14,900   Bristol-Myers Squibb
             Co. ................        430,014
     6,000   Cardinal Health,
             Inc. ...............        419,700
    19,500   Eli Lilly & Co. ....      1,153,035
    31,500   Genentech, Inc.*....      2,519,685
    12,000   Gen-Probe, Inc.*....        613,320
     9,100   Genzyme Corp.*......        594,321
     8,500   Gilead Sciences,
             Inc.*...............        694,620
    14,600   Hologic, Inc.*......        840,230
    39,500   Johnson & Johnson...      2,536,690
    17,100   Medco Health
             Solutions, Inc.*....      1,334,142
    28,200   Medtronic, Inc. ....      1,492,626
     7,700   PDL BioPharma, Inc.
             (O)*................        194,502
    26,500   Schering-Plough
             Corp. ..............        840,845
     5,200   St. Jude Medical,
             Inc.*...............        222,508
     5,600   Stryker Corp. ......        363,664
    33,797   Teva Pharmaceutical
             Industries, Ltd.,
             ADR.................      1,294,763
    26,500   UnitedHealth Group,
             Inc. ...............      1,406,090
    16,500   VCA Antech, Inc.*...        650,595
     5,300   WellPoint, Inc.*....        418,541



--------------------------------------------------------------------------------
54

                See accompanying Notes to Financial Statements.

LARGE CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                             Value (Note 2)
------                             --------------
COMMON STOCKS (CONTINUED)
-------------------------------------------------
             HEALTH CARE (CONTINUED)
    25,527   Wyeth...............  $   1,416,748
    20,500   Zimmer Holdings,
             Inc.*...............      1,854,840
                                     -----------
                                      26,745,519
                                     -----------
             INDUSTRIALS - 8.66%
     3,200   3M Co. .............        264,864
    13,500   Boeing Co. .........      1,255,500
    18,300   C.H. Robinson
             Worldwide, Inc.
             (O).................        978,318
     9,900   Caterpillar,
             Inc. ...............        718,938
     8,700   Corporate Executive
             Board Co. (O).......        553,668
     4,200   Danaher Corp. ......        298,998
    14,400   FedEx Corp. ........      1,518,336
     5,100   First Solar, Inc.
             (O)*................        305,949
    96,400   General Electric
             Co. ................      3,553,304
     5,300   Stericycle, Inc.
             (O)*................        461,842
    19,100   United Technologies
             Corp. ..............      1,282,183
                                     -----------
                                      11,191,900
                                     -----------
             INFORMATION TECHNOLOGY - 30.53%
    27,700   Adobe Systems,
             Inc.*...............      1,151,212
    15,600   Apple, Inc.*........      1,556,880
    12,300   Broadcom Corp.*.....        400,365
   160,500   Cisco Systems,
             Inc.*...............      4,291,770
    13,300   Corning, Inc.*......        315,476
     6,300   Cree, Inc. (O)*.....        128,520
    50,700   Dell, Inc.*.........      1,278,147
    21,200   eBay, Inc.*.........        719,528
     8,000   Electronic Arts,
             Inc.*...............        403,280
    72,100   EMC Corp.*..........      1,094,478
     7,800   First Data Corp. ...        252,720
    21,679   Fiserv, Inc.*.......      1,152,672
     8,500   Google, Inc., Class
             A*..................      4,006,730
    25,800   Hewlett-Packard
             Co. ................      1,087,212
   116,000   Intel Corp. ........      2,494,000
    28,700   International
             Business Machines
             Corp. ..............      2,933,427
    14,100   Kla-Tencor Corp.
             (O).................        783,255
     5,000   Lexmark
             International, Inc.
             (O)*................        272,500
    25,600   Maxim Integrated
             Products, Inc. .....        812,032
     8,400   MEMC Electronic
             Materials, Inc.*....        460,992
    17,100   Micron Technology,
             Inc.*...............        196,137
   158,700   Microsoft Corp. ....      4,751,478
    41,100   Motorola, Inc. .....        712,263
     7,000   Network Appliance,
             Inc.*...............        260,470

Shares                             Value (Note 2)
------                             --------------
             INFORMATION TECHNOLOGY (CONTINUED)
    43,800   Nokia OYJ, ADR......  $   1,105,950
   105,800   Oracle Corp.*.......      1,989,040
    48,900   Qualcomm, Inc. .....      2,141,820
    10,000   SanDisk Corp.*......        434,500
     5,900   Silicon
             Laboratories,
             Inc.*...............        193,579
    30,200   Texas Instruments,
             Inc. ...............      1,037,974
    15,700   Trimble Navigation,
             Ltd.*...............        450,276
    20,000   Yahoo!, Inc.*.......        560,800
                                     -----------
                                      39,429,483
                                     -----------
             MATERIALS - 2.20%
    33,000   Monsanto Co. .......      1,946,670
    23,100   Nalco Holding
             Co. ................        613,998
     6,800   Newmont Mining
             Corp. ..............        283,560
                                     -----------
                                       2,844,228
                                     -----------
             TELECOMMUNICATION SERVICES - 2.40%
    79,300   NeuStar, Inc., Class
             A (O)*..............      2,280,668
    10,600   NII Holdings, Inc.
             (O)*................        813,550
                                     -----------
                                       3,094,218
                                     -----------
             UTILITIES - 0.65%
     4,600   Mirant Corp.*.......        206,402
     7,600   Veolia Environment,
             ADR (O).............        626,924
                                     -----------
                                         833,326
                                     -----------
             TOTAL COMMON STOCKS
             ( Cost
             $114,652,155 )......    127,937,215

INVESTMENT COMPANIES - 1.45%
-------------------------------------------------
     8,100   iShares Russell 1000
             Growth Index Fund
             ETF (O).............        471,663
 1,397,736   SSgA Prime Money
             Market Fund.........      1,397,736
                                     -----------
             TOTAL INVESTMENT COMPANIES
             ( Cost
             $1,844,201 )........      1,869,399



--------------------------------------------------------------------------------
                                                                              55

                See accompanying Notes to Financial Statements.

LARGE CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                             Value (Note 2)
------                             --------------
COLLATERAL FOR SECURITIES ON LOAN - 8.52%
-------------------------------------------------
11,001,130   State Street
             Navigator Securities
             Lending Prime
             Portfolio (I).......  $  11,001,130
                                     -----------
             TOTAL COLLATERAL FOR SECURITIES ON
             LOAN
             ( Cost
             $11,001,130 ).......     11,001,130

TOTAL INVESTMENTS - 109.03%
-------------------------------------------------
( Cost $127,497,486** ).............  140,807,744

NET OTHER ASSETS AND LIABILITIES - (9.03)%
-------------------------------------------------
                                     (11,661,477)

TOTAL NET ASSETS - 100.00%
-------------------------------------------------
                                   $ 129,146,267
-------------------------------------------------

   * Non-income producing.
  ** Aggregate cost for Federal tax purposes was
     $127,921,038.
 (I) Represents investments of cash collateral received in connection with securities lending.
 (O) All (or portion of security) on loan.
 ADR American Depositary Receipt.
 ETF Exchange Traded Fund.

     For Trust compliance purposes, the Trust's industry classifications refer to one or more of the industry sub-classifications as defined by the Standard Industrial Classification system. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.



--------------------------------------------------------------------------------
56

                See accompanying Notes to Financial Statements.

MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
COMMON STOCKS - 96.04%
-------------------------------------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY - 12.98%
     2,500   Autoliv, Inc. ..................................................................  $     145,375
     1,400   Black & Decker Corp. ...........................................................        127,008
     4,300   Catalina Marketing Corp. (O)....................................................        136,310
     5,500   Cato Corp., Class A (O).........................................................        118,855
     3,600   Centex Corp. ...................................................................        161,172
     9,900   Dow Jones & Co., Inc. (O).......................................................        359,667
    34,800   Ford Motor Co. (O)..............................................................        279,792
     2,700   Fortune Brands, Inc. ...........................................................        216,270
     7,200   Gannett Co., Inc. ..............................................................        410,832
    10,100   Gap, Inc. ......................................................................        184,559
     3,600   Genuine Parts Co. ..............................................................        177,876
    12,600   Goodyear Tire & Rubber Co. (O)*.................................................        419,076
     4,400   J.C. Penney Co., Inc. ..........................................................        347,996
    10,600   JOS A Bank Clothiers, Inc. (O)*.................................................        409,584
     3,800   KB Home (O).....................................................................        167,618
     3,700   Liberty Media Corp. - Capital, Series A*........................................        417,989
     9,500   Ltd. Brands, Inc. ..............................................................        261,915
     6,400   Matthews International Corp., Class A (O).......................................        269,824
     3,200   Modine Manufacturing Co. (O)....................................................         74,016
     8,800   Nike, Inc., Class B.............................................................        473,968
    11,900   O'Reilly Automotive, Inc. (O)*..................................................        423,640
     6,000   Pulte Homes, Inc. ..............................................................        161,400
     4,900   Rare Hospitality International, Inc. (O)*.......................................        142,688
    20,400   Saks, Inc. (O)..................................................................        427,176
     2,600   Sears Holdings Corp.*...........................................................        496,366
     2,300   Sonic Corp. (O)*................................................................         51,612
    13,350   Stage Stores, Inc. .............................................................        294,368
     2,900   Standard-Pacific Corp. (O)......................................................         60,465
     5,600   Starwood Hotels & Resorts Worldwide, Inc. ......................................        375,312
     4,200   Talbots, Inc. (O)...............................................................         98,700
     5,000   Tempur-Pedic International, Inc. (O)............................................        129,850
     8,000   Tiffany & Co. ..................................................................        381,520
    13,000   TJX Cos., Inc. .................................................................        362,570
     9,300   Valassis Communications, Inc. (O)*..............................................        178,188
     3,000   VF Corp. .......................................................................        263,430
    12,100   Warner Music Group Corp. .......................................................        208,120
       400   Washington Post Co. ............................................................        297,600

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
             CONSUMER DISCRETIONARY (CONTINUED)
     2,800   Wendy's International, Inc. (O).................................................  $     105,560
                                                                                                 -----------
                                                                                                   9,618,267
                                                                                                 -----------
             CONSUMER STAPLES - 7.60%
     9,900   Casey's General Stores, Inc. (O)................................................        248,985
     4,500   Clorox Co. .....................................................................        301,860
    10,300   ConAgra Foods, Inc. ............................................................        253,174
    20,700   Constellation Brands, Inc., Class A (O)*........................................        463,887
     8,000   Costco Wholesale Corp. .........................................................        428,560
     9,300   Dean Foods Co. (O)..............................................................        338,799
    10,900   Hain Celestial Group, Inc. (O)*.................................................        327,327
     4,500   Herbalife, Ltd. (O).............................................................        180,405
     6,300   HJ Heinz Co. ...................................................................        296,793
     4,400   Hormel Foods Corp. .............................................................        167,596
    19,600   Kroger Co. .....................................................................        578,396
     6,200   Lance, Inc. (O).................................................................        137,206
     3,800   Loews Corp. - Carolina Group....................................................        290,814
     4,100   McCormick & Co., Inc. ..........................................................        152,192
     3,300   Molson Coors Brewing Co., Class B...............................................        311,124
    13,400   Safeway, Inc. ..................................................................        486,420
     6,403   SUPERVALU, Inc. ................................................................        293,898
     4,200   Universal Corp. (O).............................................................        263,256
     2,000   UST, Inc. (O)...................................................................        113,360
                                                                                                 -----------
                                                                                                   5,634,052
                                                                                                 -----------
             ENERGY - 5.99%
    17,700   Chesapeake Energy Corp. (O).....................................................        597,375
     4,900   ENSCO International, Inc. ......................................................        276,262
     7,600   Forest Oil Corp. (O)*...........................................................        267,824
     8,400   Hess Corp. .....................................................................        476,700
     4,200   Murphy Oil Corp. ...............................................................        232,848
     6,300   Newfield Exploration Co.*.......................................................        275,625
     5,400   Noble Energy, Inc. .............................................................        317,574
     5,500   Pioneer Natural Resources Co. (O)...............................................        276,100
     4,400   Plains Exploration & Production Co.*............................................        206,756
     5,200   Smith International, Inc. (O)...................................................        272,688
     5,300   St. Mary Land & Exploration Co. (O).............................................        194,086
     2,900   Sunoco, Inc. ...................................................................        219,037
     3,200   Tesoro Corp. ...................................................................        387,840
     5,900   Whiting Petroleum Corp. (O)*....................................................        259,718
     6,100   Williams Cos., Inc. ............................................................        179,950
                                                                                                 -----------
                                                                                                   4,440,383
                                                                                                 -----------



--------------------------------------------------------------------------------
                                                                              57

                See accompanying Notes to Financial Statements.

MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
             FINANCIALS - 25.90%
     9,500   Ameriprise Financial, Inc. .....................................................  $     564,965
     7,700   Archstone-Smith Trust, REIT.....................................................        401,247
     9,800   Ares Capital Corp. .............................................................        176,008
     8,300   Asset Acceptance Capital Corp. (O)*.............................................        152,886
     7,760   Associated Banc-Corp. ..........................................................        251,269
    13,500   Assured Guaranty, Ltd. (O)......................................................        380,835
     5,100   Bank of America Corp. ..........................................................        259,590
     1,300   Bear Stearns Cos., Inc. ........................................................        202,410
     6,100   Boston Properties, Inc., REIT...................................................        717,116
     5,300   Capital One Financial Corp. (O).................................................        393,578
    13,000   CIT Group, Inc. ................................................................        775,450
     8,000   Colonial BancGroup, Inc. (O)....................................................        192,480
     2,900   Cousins Properties, Inc., REIT (O)..............................................         97,353
     1,700   Credit Acceptance Corp. (O)*....................................................         45,628
     2,775   Delphi Financial Group, Class A.................................................        118,493
     5,700   Equity Inns, Inc., REIT (O).....................................................         97,470
     3,700   Equity Residential, REIT........................................................        171,791
     3,800   Everest Re Group, Ltd. .........................................................        382,432
     5,700   Federated Investors, Inc., Class B..............................................        217,512
     4,400   Financial Federal Corp. (O).....................................................        115,632
     2,600   First Midwest Bancorp, Inc. (O).................................................         93,444
     6,000   General Growth Properties, Inc., REIT...........................................        383,100
     5,000   Hartford Financial Services Group, Inc. ........................................        506,000
     2,800   IndyMac Bancorp, Inc. (O).......................................................         84,672
     6,300   Innkeepers USA Trust, REIT (O)..................................................        110,691
     4,400   International Bancshares Corp. (O)..............................................        126,500
     2,300   IPC Holdings, Ltd. (O)..........................................................         68,954
    13,200   iStar Financial, Inc., REIT.....................................................        632,544
     6,400   J.P. Morgan Chase & Co. ........................................................        333,440
    15,500   Keycorp (O).....................................................................        553,040
    13,900   Kimco Realty Corp., REIT........................................................        668,173
     5,900   Legg Mason, Inc. ...............................................................        585,221
     5,400   Lincoln National Corp. .........................................................        384,210
     2,200   M&T Bank Corp. .................................................................        244,948
     4,200   Maguire Properties, Inc., REIT..................................................        151,326
    12,500   Marshall & Ilsley Corp. (O).....................................................        600,250
     3,000   MB Financial, Inc. (O)..........................................................        100,770
     3,800   MBIA, Inc. (O)..................................................................        264,328

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
             FINANCIALS (CONTINUED)
    12,700   Medical Properties Trust, Inc., REIT (O)........................................  $     180,848
     9,800   Mellon Financial Corp. .........................................................        420,714
     3,300   Merrill Lynch & Co., Inc. ......................................................        297,759
     5,800   NewAlliance Bancshares, Inc. (O)................................................         90,538
     3,100   NYSE Euronext*..................................................................        261,423
     5,400   PartnerRe, Ltd. (O).............................................................        388,908
     5,900   Platinum Underwriters Holdings, Ltd. (Bermuda)..................................        201,898
    13,700   Prologis, REIT..................................................................        887,760
     1,600   PS Business Parks, Inc., REIT...................................................        110,240
     5,400   RAIT Investment Trust, REIT (O).................................................        152,010
     5,000   Rayonier, Inc., REIT............................................................        216,850
     8,400   Realty Income Corp., REIT.......................................................        234,360
     5,100   Reinsurance Group of America, Inc. (O)..........................................        317,781
     3,800   RenaissanceRe Holdings, Ltd. (O)................................................        205,770
     3,900   Safeco Corp. (O)................................................................        260,286
     3,200   Simon Property Group, Inc., REIT................................................        368,896
     9,800   TCF Financial Corp. (O).........................................................        265,384
     7,700   Universal American Financial Corp. (O)*.........................................        142,912
    33,400   Unum Group (O)..................................................................        830,992
     9,300   U-Store-It Trust, REIT (O)......................................................        171,213
     3,400   Ventas, Inc., REIT (O)..........................................................        143,344
     6,900   Vornado Realty Trust, REIT......................................................        818,547
     3,000   Webster Financial Corp. (O).....................................................        133,350
     2,100   Westamerica Bancorp. (O)........................................................         98,343
     4,703   Zions Bancorp...................................................................        384,705
                                                                                                 -----------
                                                                                                  19,190,587
                                                                                                 -----------
             HEALTH CARE - 5.96%
     8,500   Amsurg Corp. (O)*...............................................................        195,075
     2,000   Bausch & Lomb, Inc. (O).........................................................        117,660
     7,100   Centene Corp. (O)*..............................................................        147,751
     6,000   Charles River Laboratories International, Inc.*.................................        284,160
     4,200   Cigna Corp. ....................................................................        653,478
     3,800   Dentsply International, Inc. ...................................................        126,958
    15,900   IMS Health, Inc. ...............................................................        466,347
    10,200   McKesson Corp. .................................................................        600,066
     5,500   Medco Health Solutions, Inc.*...................................................        429,110
    14,100   Millennium Pharmaceuticals, Inc. (O)*...........................................        156,228
     5,400   Omnicare, Inc. (O)..............................................................        179,118
     9,632   Thermo Fisher Scientific, Inc.*.................................................        501,442



--------------------------------------------------------------------------------
58

                See accompanying Notes to Financial Statements.

MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
             HEALTH CARE (CONTINUED)
     3,000   Varian, Inc.*...................................................................  $     173,880
     7,000   Wyeth...........................................................................        388,500
                                                                                                 -----------
                                                                                                   4,419,773
                                                                                                 -----------
             INDUSTRIALS - 9.74%
    10,200   Acco Brands Corp. (O)*..........................................................        242,760
     3,300   Acuity Brands, Inc. (O).........................................................        195,096
    13,900   Airtran Holdings, Inc. (O)*.....................................................        153,039
     4,700   Albany International Corp., Class A (O).........................................        180,010
     6,500   AMR Corp. (O)*..................................................................        169,585
     2,300   Avery Dennison Corp. ...........................................................        143,060
     5,500   Belden CDT, Inc. (O)............................................................        307,340
     9,400   Carlisle Cos., Inc. (O).........................................................        387,092
     6,700   Eaton Corp. ....................................................................        597,707
     2,400   Flowserve Corp. (O).............................................................        146,424
     2,700   GATX Corp. (O)..................................................................        132,327
     4,887   Genesee & Wyoming, Inc., Class A (O)*...........................................        132,878
     5,000   Graco, Inc. (O).................................................................        197,500
     5,000   Ingersoll-Rand Co., Ltd., Class A...............................................        223,250
     5,400   L-3 Communications Holdings, Inc. ..............................................        485,622
     7,600   Mueller Industries, Inc. (O)....................................................        249,280
     5,300   Parker Hannifin Corp. ..........................................................        488,342
     6,400   Pitney Bowes, Inc. .............................................................        307,200
     7,900   R.R. Donnelley & Sons Co. ......................................................        317,580
     5,150   Republic Services, Inc. ........................................................        143,839
     5,000   Simpson Manufacturing Co., Inc. (O).............................................        160,850
    11,800   Spirit Aerosystems Holdings, Inc.*..............................................        373,234
     9,300   Timken Co. .....................................................................        306,714
     3,700   United Stationers, Inc.*........................................................        220,224
     4,300   USG Corp. (O)*..................................................................        198,445
     6,500   W.W. Grainger, Inc. ............................................................        537,030
     5,600   YRC Worldwide, Inc. (O)*........................................................        222,824
                                                                                                 -----------
                                                                                                   7,219,252
                                                                                                 -----------
             INFORMATION TECHNOLOGY - 7.45%
     3,500   Affiliated Computer Services, Inc., Class A*....................................        209,685
     6,900   Altera Corp.*...................................................................        155,526
    10,000   Arrow Electronics, Inc. (O)*....................................................        395,200
    12,200   Avaya, Inc.*....................................................................        157,624
    15,200   CA, Inc. .......................................................................        414,352
     4,700   Citrix Systems, Inc.*...........................................................        153,220
     7,800   Computer Sciences Corp. (O)*....................................................        433,212

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
             INFORMATION TECHNOLOGY (CONTINUED)
     9,100   Convergys Corp.*................................................................  $     229,866
     2,600   Diebold, Inc. (O)...............................................................        123,942
    10,100   Electronic Data Systems Corp. ..................................................        295,324
     6,200   Electronics for Imaging (O)*....................................................        165,354
     3,100   Fidelity National Information Services, Inc. ...................................        156,643
     5,500   Intersil Corp., Class A.........................................................        163,845
     6,800   Juniper Networks, Inc.*.........................................................        152,048
     3,200   Lexmark International, Inc., Class A (O)*.......................................        174,400
    21,200   LSI Corp.*......................................................................        180,200
     3,700   Maxim Integrated Products, Inc. ................................................        117,364
     4,300   MAXIMUS, Inc. ..................................................................        150,242
    12,600   Micron Technology, Inc.*........................................................        144,522
     8,100   Molex, Inc. ....................................................................        242,028
    11,200   NAM TAI Electronics, Inc. (O)...................................................        145,152
    11,600   Novellus Systems, Inc. (O)*.....................................................        375,492
    24,900   Tellabs, Inc.*..................................................................        264,438
    20,700   Xerox Corp.*....................................................................        382,950
     6,100   Xyratex, Ltd. (O)*..............................................................        136,518
                                                                                                 -----------
                                                                                                   5,519,147
                                                                                                 -----------
             MATERIALS - 4.93%
     8,100   Air Products & Chemicals, Inc. .................................................        619,650
     4,500   Allegheny Technologies, Inc. ...................................................        493,110
     1,800   Aptargroup, Inc. (O)............................................................        131,850
     3,300   Bemis Co., Inc. (O).............................................................        109,626
     3,700   Compass Minerals International, Inc. (O)........................................        127,058
       500   Deltic Timber Corp. (O).........................................................         24,975
     4,000   E.I. Du Pont de Nemours & Co. ..................................................        196,680
     8,400   Freeport-McMoRan Copper & Gold, Inc. ...........................................        564,144
     8,400   PPG Industries, Inc. ...........................................................        618,072
     9,100   Rohm & Haas Co. ................................................................        465,647
     3,000   United States Steel Corp. (O)...................................................        304,620
                                                                                                 -----------
                                                                                                   3,655,432
                                                                                                 -----------
             TELECOMMUNICATION SERVICES - 2.05%
    12,600   Citizens Communications Co. (O).................................................        196,182
    16,300   NeuStar, Inc., Class A (O)*.....................................................        468,788
     5,000   NII Holdings, Inc.*.............................................................        383,750
    26,600   Qwest Communications International, Inc. (O)*...................................        236,208



--------------------------------------------------------------------------------
                                                                              59

                See accompanying Notes to Financial Statements.

MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
             TELECOMMUNICATION SERVICES (CONTINUED)
    16,200   Windstream Corp. ...............................................................  $     236,844
                                                                                                 -----------
                                                                                                   1,521,772
                                                                                                 -----------
             UTILITIES - 13.44%
     2,900   Alliant Energy Corp. (O)........................................................        127,020
     6,200   Ameren Corp. (O)................................................................        325,934
    15,900   American Electric Power Co., Inc. ..............................................        798,498
     3,400   Atmos Energy Corp. .............................................................        107,848
     6,700   Consolidated Edison,
             Inc. (O)........................................................................        343,442
     6,100   Constellation Energy Group, Inc. ...............................................        543,632
     6,700   DTE Energy Co. .................................................................        338,953
    15,400   Edison International............................................................        806,190
     8,900   Entergy Corp. ..................................................................      1,006,946
    17,400   Mirant Corp.*...................................................................        780,738
     1,700   New Jersey Resources Corp. (O)..................................................         91,290
     7,200   NRG Energy, Inc. (O)*...........................................................        568,512
    13,200   NSTAR...........................................................................        473,880
    17,800   PG&E Corp. .....................................................................        900,680
     6,750   PNM Resources, Inc. (O).........................................................        219,712
    17,500   PPL Corp. ......................................................................        763,175
     5,500   Progress Energy, Inc. (O).......................................................        278,025
     7,800   Sempra Energy...................................................................        495,144
     5,900   UGI Corp. ......................................................................        167,324
     6,600   Westar Energy, Inc. (O).........................................................        179,652
     2,400   WGL Holdings, Inc. (O)..........................................................         81,216
    23,200   Xcel Energy, Inc. (O)...........................................................        558,888
                                                                                                 -----------
                                                                                                   9,956,699
                                                                                                 -----------
             TOTAL COMMON STOCKS
             ( Cost $58,421,858 )............................................................     71,175,364

INVESTMENT COMPANIES - 4.09%
-------------------------------------------------------------------------------------------------------------
     4,000   iShares Dow Jones Select Dividend Index Fund ETF................................        293,720
    11,600   iShares Russell 1000 Growth Index Fund ETF......................................        675,468
     3,500   iShares Russell Midcap Value Index Fund ETF.....................................        552,545
     2,800   Market Vectors Gold Miners ETF..................................................        110,740
     4,600   Materials Select Sector SPDR Fund ETF (O).......................................        177,652
     8,100   Powershares QQQ ETF (O).........................................................        372,276

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
INVESTMENT COMPANIES (CONTINUED)
-------------------------------------------------------------------------------------------------------------
     2,900   SPDR S&P Metals & Mining ETF....................................................  $     180,177
   664,210   SSgA Prime Money Market Fund....................................................        664,210
                                                                                                 -----------
             TOTAL INVESTMENT COMPANIES
             ( Cost $2,901,518 ).............................................................      3,026,788

COLLATERAL FOR SECURITIES ON LOAN - 23.49%
-------------------------------------------------------------------------------------------------------------
17,404,852   State Street Navigator Securities Lending Prime Portfolio (I)...................     17,404,852
                                                                                                 -----------
             TOTAL COLLATERAL FOR SECURITIES ON LOAN
             ( Cost $17,404,852 )............................................................     17,404,852

TOTAL INVESTMENTS - 123.62%
-------------------------------------------------------------------------------------------------------------
( Cost $78,728,228** )...........................................................................  91,607,004

NET OTHER ASSETS AND LIABILITIES - (23.62)%
-------------------------------------------------------------------------------------------------------------
                                                                                                 (17,503,917)

TOTAL NET ASSETS - 100.00%
-------------------------------------------------------------------------------------------------------------
                                                                                               $  74,103,087
-------------------------------------------------------------------------------------------------------------

  *  Non-income producing.
 ** Aggregate cost for Federal tax purposes was $78,788,180.
 (I) Represents investments of cash collateral received in connection with securities lending.
 (O) All (or portion of security) on loan.
 ETF Exchange Traded Fund.
REIT Real Estate Investment Trust.

     For Trust compliance purposes, the Trust's industry classifications refer to one or more of the industry sub-classifications as defined by the Standard Industrial Classification system. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.



--------------------------------------------------------------------------------
60

                See accompanying Notes to Financial Statements.

MID CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                             Value (Note 2)
------                             --------------
COMMON STOCKS - 96.25%
-------------------------------------------------
             CONSUMER DISCRETIONARY - 16.16%
    49,000   Carter's, Inc.
             (O)*................  $   1,283,800
    12,200   Chico's FAS, Inc.
             (O)*................        321,592
    31,400   Coldwater Creek,
             Inc. (O)*...........        649,980
    31,700   DreamWorks Animation
             SKG, Inc., Class A
             (O)*................        928,176
    11,200   Gildan Activewear,
             Inc. (O)*...........        713,440
    22,700   JOS A Bank
             Clothiers, Inc.
             (O)*................        877,128
    30,800   O'Reilly Automotive,
             Inc. (O)*...........      1,096,480
    31,700   Priceline.com, Inc.
             *...................      1,763,788
    22,100   Rare Hospitality
             International, Inc.
             (O)*................        643,552
    22,600   Steiner Leisure,
             Ltd. *..............      1,095,648
    23,600   Tween Brands, Inc.
             (O)*................        924,176
    10,600   Zumiez, Inc. (O)*...        418,276
                                     -----------
                                      10,716,036
                                     -----------
             ENERGY - 9.40%
    17,600   Atwood Oceanics,
             Inc. (O)*...........      1,107,040
    50,400   Complete Production
             Services, Inc.
             (O)*................      1,213,128
    15,700   Noble Corp. ........      1,322,097
    10,900   Noble Energy, Inc.
             (O).................        641,029
     9,400   Patterson-UTI
             Energy, Inc. .......        229,266
    20,600   Pride International,
             Inc. (O)*...........        675,886
     9,700   Sunoco, Inc. (O)....        732,641
     6,900   TODCO *.............        313,674
                                     -----------
                                       6,234,761
                                     -----------
             FINANCIALS - 12.27%
    16,930   Affiliated Managers
             Group, Inc. (O)*....      1,991,476
    55,400   E*Trade Financial
             Corp. *.............      1,223,232
     5,700   IntercontinentalExchange,
             Inc. (O)*...........        723,900
    12,600   Nasdaq Stock Market,
             Inc. (O)*...........        410,256
    25,390   Nuveen Investments,
             Inc., Class A (O)...      1,353,287
    38,800   optionsXpress
             Holdings, Inc.
             (O).................        957,584
    45,400   WR Berkley Corp.
             (O).................      1,475,046
                                     -----------
                                       8,134,781
                                     -----------
             HEALTH CARE - 17.42%
    26,433   Amedisys, Inc.
             (O)*................        828,674
    16,100   Angiodynamics, Inc.
             (O)*................        267,904
    13,700   Barr
             Pharmaceuticals,
             Inc. *..............        662,532
     5,500   Beckman Coulter,
             Inc. ...............        345,455

Shares                             Value (Note 2)
------                             --------------
             HEALTH CARE (CONTINUED)
     6,500   Celgene Corp.
             (O)*................  $     397,540
    15,600   Cephalon, Inc.
             (O)*................      1,241,916
    23,800   Coventry Health
             Care, Inc. (O)*.....      1,376,354
    30,600   Health Net, Inc.
             (O)*................      1,654,236
    15,100   Hologic, Inc.
             (O)*................        869,005
    26,000   Hospira, Inc. *.....      1,054,300
    11,100   Invitrogen Corp.
             (O)*................        726,717
    14,800   Omnicare, Inc.
             (O).................        490,916
    17,500   Patterson Cos., Inc.
             (O)*................        631,050
    16,900   Waters Corp. (O)*...      1,004,367
                                      11,550,966
                                     -----------
             INDUSTRIALS - 17.25%
    36,100   Graco, Inc. (O).....      1,425,950
    23,400   Herman Miller,
             Inc. ...............        805,194
    24,000   HUB Group, Inc.,
             Class A (O)*........        864,000
    16,900   Joy Global, Inc.
             (O).................        855,647
    16,100   Manpower, Inc.
             (O).................      1,292,025
    28,100   Navigant Consulting,
             Inc. (O)*...........        538,958
    28,700   Oshkosh Truck Corp.
             (O).................      1,605,478
    12,500   Precision Castparts
             Corp. ..............      1,301,375
    10,500   Resources
             Connection, Inc.
             (O)*................        316,785
    25,200   Robert Half
             International,
             Inc. ...............        839,160
    18,400   Terex Corp. *.......      1,432,440
     3,000   Thomas & Betts Corp.
             *...................        163,440
                                     -----------
                                      11,440,452
                                     -----------
             INFORMATION TECHNOLOGY - 23.16%
    13,700   Akamai Technologies,
             Inc. (O)*...........        603,896
    32,500   Alliance Data
             Systems Corp.
             (O)*................      2,068,950
    45,600   Amphenol Corp.,
             Class A (O).........      1,601,016
    29,700   Autodesk, Inc. *....      1,225,719
    55,100   Benchmark
             Electronics, Inc.
             (O)*................      1,167,018
     6,600   Cognizant Technology
             Solutions Corp.,
             Class A *...........        590,040
     9,200   DST Systems, Inc.
             (O)*................        718,060
    28,700   Flir Systems, Inc.
             (O)*................      1,162,063
    54,400   Foundry Networks,
             Inc. (O)*...........        822,528
    34,700   Lam Research Corp.
             (O)*................      1,866,166
     9,400   MEMC Electronic
             Materials, Inc. *...        515,872
    26,700   Perot Systems Corp.,
             Class A (O)*........        477,930
    10,600   Polycom, Inc. *.....        352,980



--------------------------------------------------------------------------------
                                                                              61

                See accompanying Notes to Financial Statements.

MID CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                             Value (Note 2)
------                             --------------
COMMON STOCKS (CONTINUED)
-------------------------------------------------
             INFORMATION TECHNOLOGY (CONTINUED)
    75,300   QLogic Corp. (O)*...  $   1,346,364
    12,600   Varian Semiconductor
             Equipment
             Associates, Inc.
             (O)*................        836,136
                                     -----------
                                      15,354,738
                                     -----------
             TELECOMMUNICATION SERVICES - 0.59%
     4,400   NeuStar, Inc., Class
             A (O)*..............        126,544
    25,600   Syniverse Holdings,
             Inc. (O)*...........        263,936
                                     -----------
                                         390,480
                                     -----------
             TOTAL COMMON STOCKS
             ( Cost
             $55,752,555 ).......     63,822,214

INVESTMENT COMPANY - 3.30%
-------------------------------------------------
 2,185,160   SSgA Prime Money
             Market Fund.........      2,185,160
                                     -----------
             TOTAL INVESTMENT COMPANY
             ( Cost
             $2,185,160 )........      2,185,160

Shares                             Value (Note 2)
------                             --------------
COLLATERAL FOR SECURITIES ON LOAN - 20.65%
-------------------------------------------------
13,692,808   State Street
             Navigator Securities
             Lending Prime
             Portfolio (I).......  $  13,692,808
                                     -----------
             TOTAL COLLATERAL FOR SECURITIES ON
             LOAN
             ( Cost
             $13,692,808 ).......     13,692,808

TOTAL INVESTMENTS - 120.20%
-------------------------------------------------
( Cost $71,630,523* )................  79,700,182

NET OTHER ASSETS AND LIABILITIES - (20.20)%
-------------------------------------------------
                                     (13,391,716)

TOTAL NET ASSETS - 100.00%
-------------------------------------------------
                                   $  66,308,466
-------------------------------------------------

   * Non-income producing.
  ** Aggregate cost for Federal tax purposes was
     $72,311,440.
 (I) Represents investments of cash collateral received in connection with securities lending.
 (O) All (or portion of security) on loan.

     For Trust compliance purposes, the Trust's industry classifications refer to one or more of the industry sub-classifications as defined by the Standard Industrial Classification system. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.



--------------------------------------------------------------------------------
62

                See accompanying Notes to Financial Statements.

SMALL CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
COMMON STOCKS - 96.51%
-------------------------------------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY - 16.01%
     4,300   Catalina Marketing Corp. .......................................................  $     136,310
     9,000   Cato Corp., Class A.............................................................        194,490
     2,500   CEC Entertainment, Inc.*........................................................        104,175
     7,500   Helen of Troy, Ltd.*............................................................        170,250
     7,600   Matthews International Corp., Class A...........................................        320,416
     2,700   Modine Manufacturing Co. .......................................................         62,451
     5,400   Rare Hospitality International, Inc.*...........................................        157,248
     3,500   Sonic Corp.*....................................................................         78,540
    14,800   Stage Stores, Inc. .............................................................        326,340
     5,600   Talbots, Inc. ..................................................................        131,600
     5,800   Tempur-Pedic International, Inc. ...............................................        150,626
     5,400   Unifirst Corp. .................................................................        227,232
    11,600   Valassis Communications, Inc.*..................................................        222,256
                                                                                                 -----------
                                                                                                   2,281,934
                                                                                                 -----------
             CONSUMER STAPLES - 6.13%
    10,100   Casey's General Stores, Inc. ...................................................        254,015
     3,500   Herbalife, Ltd. ................................................................        140,315
     7,500   Lance, Inc. ....................................................................        165,975
     5,000   Universal Corp. ................................................................        313,400
                                                                                                 -----------
                                                                                                     873,705
                                                                                                 -----------
             ENERGY - 4.24%
     3,700   Penn Virginia Corp. ............................................................        296,185
     7,000   Whiting Petroleum Corp.*........................................................        308,140
                                                                                                 -----------
                                                                                                     604,325
                                                                                                 -----------
             FINANCIALS - 28.35%
     3,600   Acadia Realty Trust, REIT.......................................................         96,768
     3,500   American Campus Communities, Inc., REIT.........................................        107,170
    11,500   Ares Capital Corp. .............................................................        206,540
    13,100   Asset Acceptance Capital Corp.*.................................................        241,302
    15,700   Assured Guaranty, Ltd. .........................................................        442,897
     3,900   Asta Funding, Inc. .............................................................        170,547
     3,700   Cousins Properties, Inc., REIT..................................................        124,209
     1,500   Credit Acceptance Corp.*........................................................         40,260
     5,000   Delphi Financial Group, Class A.................................................        213,500
     7,300   Equity Inns, Inc., REIT.........................................................        124,830
     5,200   Financial Federal Corp. ........................................................        136,656
     3,200   First Midwest Bancorp, Inc. ....................................................        115,008
     8,300   Innkeepers USA Trust, REIT......................................................        145,831
     5,200   International Bancshares Corp. .................................................        149,500

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
             FINANCIALS (CONTINUED)
     2,700   IPC Holdings, Ltd. .............................................................  $      80,946
     4,300   Maguire Properties, Inc., REIT..................................................        154,929
     3,600   MB Financial, Inc. .............................................................        120,924
     7,300   NewAlliance Bancshares, Inc. ...................................................        113,953
     1,700   Pennsylvania Real Estate Investment Trust, REIT.................................         78,982
     5,900   Platinum Underwriters Holdings, Ltd. (Bermuda)..................................        201,898
     1,500   PS Business Parks, Inc., REIT...................................................        103,350
     7,600   RAIT Investment Trust, REIT.....................................................        213,940
     9,100   Realty Income Corp., REIT.......................................................        253,890
     6,200   Universal American Financial Corp.*.............................................        115,072
     9,700   U-Store-It Trust, REIT..........................................................        178,577
     2,300   Westamerica Bancorp.............................................................        107,709
                                                                                                 -----------
                                                                                                   4,039,188
                                                                                                 -----------
             HEALTH CARE - 4.13%
     9,000   Amsurg Corp.*...................................................................        206,550
     7,800   Centene Corp.*..................................................................        162,318
     1,600   Icon PLC, ADR*..................................................................         75,088
     2,500   Varian, Inc.*...................................................................        144,900
                                                                                                 -----------
                                                                                                     588,856
                                                                                                 -----------
             INDUSTRIALS - 23.65%
    12,500   Acco Brands Corp.*..............................................................        297,500
     3,200   Acuity Brands, Inc. ............................................................        189,184
    15,200   Airtran Holdings, Inc.*.........................................................        167,352
     5,000   Albany International Corp., Class A.............................................        191,500
     5,800   Belden CDT, Inc. ...............................................................        324,104
    12,300   Bowne & Co., Inc. ..............................................................        205,164
    10,600   Carlisle Cos., Inc. ............................................................        436,508
    11,200   Deswell Industries, Inc. .......................................................        137,648
     5,000   Genesee & Wyoming, Inc., Class A*...............................................        135,950
     9,600   Mueller Industries, Inc. .......................................................        314,880
     6,300   Quixote Corp. ..................................................................        126,000
     5,900   Simpson Manufacturing Co., Inc. ................................................        189,803
     2,500   Sterling Construction Co., Inc.*................................................         51,650
     6,600   Trex Co., Inc.*.................................................................        134,574
     4,600   United Stationers, Inc.*........................................................        273,792
     9,700   Vitran Corp., Inc.*.............................................................        194,291
                                                                                                 -----------
                                                                                                   3,369,900
                                                                                                 -----------
             INFORMATION TECHNOLOGY - 5.11%
     7,300   Electronics for Imaging*........................................................        194,691
     6,400   MAXIMUS, Inc. ..................................................................        223,616



--------------------------------------------------------------------------------
                                                                              63

                See accompanying Notes to Financial Statements.

SMALL CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY (CONTINUED)
    12,700   NAM TAI Electronics, Inc. ......................................................  $     164,592
     6,500   Xyratex, Ltd.*..................................................................        145,470
                                                                                                 -----------
                                                                                                     728,369
                                                                                                 -----------
             MATERIALS - 3.91%
     2,400   Aptargroup, Inc. ...............................................................        175,800
     4,400   Compass Minerals International, Inc. ...........................................        151,096
       500   Deltic Timber Corp. ............................................................         24,975
     4,600   Novelis, Inc. ..................................................................        205,206
                                                                                                 -----------
                                                                                                     557,077
                                                                                                 -----------
             TELECOMMUNICATION SERVICES - 1.01%
     5,700   Atlantic Tele-Network, Inc. ....................................................        143,868
                                                                                                 -----------
             UTILITIES - 3.97%
     2,100   New Jersey Resources Corp. .....................................................        112,770
     6,900   PNM Resources, Inc. ............................................................        224,595
     4,300   Westar Energy, Inc. ............................................................        117,046
     3,300   WGL Holdings, Inc. .............................................................        111,672
                                                                                                 -----------
                                                                                                     566,083
                                                                                                 -----------
             TOTAL COMMON STOCKS
             ( Cost $13,056,230 )............................................................     13,753,305
Par Value
---------
CERTIFICATE OF DEPOSIT - 2.72%
-------------------------------------------------------------------------------------------------------------
$  387,213   State Street Eurodollar
             2.800%, due 05/01/07............................................................        387,213
                                                                                                 -----------
             TOTAL CERTIFICATE OF DEPOSIT
             ( Cost $387,213 )...............................................................        387,213
Shares
------
INVESTMENT COMPANY - 4.55%
-------------------------------------------------------------------------------------------------------------
   647,730   SSgA Prime Money Market Fund....................................................        647,730
                                                                                                 -----------
             TOTAL INVESTMENT COMPANY
             ( Cost $647,730 )...............................................................        647,730

TOTAL INVESTMENTS - 103.78%
-------------------------------------------------------------------------------------------------------------
( Cost $14,091,173** )...........................................................................  14,788,248

NET OTHER ASSETS AND LIABILITIES - (3.78)%
-------------------------------------------------------------------------------------------------------------
                                                                                                    (538,431)

TOTAL NET ASSETS - 100.00%
-------------------------------------------------------------------------------------------------------------
                                                                                               $  14,249,817
-------------------------------------------------------------------------------------------------------------

   * Non-income producing.
  ** Aggregate cost for Federal tax purposes was
     $14,093,208.
 ADR American Depositary Receipt.
 REITReal Estate Investment Trust

     For Trust compliance purposes, the Trust's industry classifications refer to one or more of the industry sub-classifications as defined by the Standard Industrial Classification system. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.


--------------------------------------------------------------------------------
64

                See accompanying Notes to Financial Statements.

SMALL CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
COMMON STOCKS - 98.04%
-------------------------------------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY - 14.29%
       900   Advance Auto Parts, Inc. .......................................................  $      37,080
     1,000   Aeropostale, Inc.*..............................................................         41,150
       400   Bon-Ton Stores, Inc. ...........................................................         19,868
       800   Buffalo Wild Wings, Inc.*.......................................................         52,224
     1,400   California Pizza Kitchen, Inc.*.................................................         46,774
     1,400   Charlotte Russe Holding, Inc.*..................................................         38,262
     1,400   Children's Place Retail Stores, Inc.*...........................................         74,018
     3,400   Circuit City Stores, Inc. ......................................................         59,330
     5,500   CKE Restaurants, Inc. ..........................................................        111,705
     3,800   Conn's, Inc.*...................................................................         98,610
       500   Ctrip.com International, Ltd., ADR..............................................         35,460
     2,400   Deckers Outdoor Corp.*..........................................................        181,752
     4,200   DreamWorks Animation SKG, Inc., Class A*........................................        122,976
       800   DSW, Inc.*......................................................................         31,008
     2,500   Focus Media Holding, Ltd., ADR*.................................................         92,500
     1,500   Fossil, Inc.*...................................................................         42,255
     1,800   GameStop Corp., Class A*........................................................         59,706
     2,200   Genesco, Inc.*..................................................................        111,496
     1,300   Gymboree Corp.*.................................................................         49,634
     1,000   Life Time Fitness, Inc.*........................................................         51,400
     1,500   LKQ Corp.*......................................................................         33,870
     1,400   Lodgenet Entertainment Corp.*...................................................         47,712
       700   Men's Wearhouse, Inc. ..........................................................         30,289
     2,000   Mothers Work, Inc.*.............................................................         70,000
     1,700   Outdoor Channel Holdings, Inc.*.................................................         17,510
     1,000   Payless Shoesource, Inc.*.......................................................         31,900
     1,800   Pinnacle Entertainment, Inc.*...................................................         50,544
       800   Priceline.com, Inc.*............................................................         44,512
     1,600   Scientific Games Corp., Class A*................................................         53,264
       900   Snap-On, Inc. ..................................................................         49,050
       800   Tempur-Pedic International, Inc. ...............................................         20,776
     3,100   Trump Entertainment Resorts, Inc.*..............................................         50,313
     2,700   Urban Outfitters, Inc.*.........................................................         69,552
     3,300   Warnaco Group, Inc.*............................................................         93,324
       700   Winnebago Industries............................................................         22,442
     2,600   WMS Industries, Inc.*...........................................................        103,636
                                                                                                 -----------
                                                                                                   2,145,902
                                                                                                 -----------

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
             CONSUMER STAPLES - 3.09%
     4,500   Central Garden and Pet Co.*.....................................................  $      64,440
     2,500   Central Garden and Pet Co., Class A*............................................         37,025
     1,900   Great Atlantic & Pacific Tea Co.*...............................................         61,161
     3,000   Imperial Sugar Co. .............................................................         89,280
     3,400   John B. Sanfilippo & SON*.......................................................         45,730
       900   NBTY, Inc.*.....................................................................         44,469
     1,300   Pantry, Inc.*...................................................................         58,487
     2,500   Terra Industries, Inc.*.........................................................         44,100
     1,100   Wild Oats Markets, Inc.*........................................................         19,833
                                                                                                 -----------
                                                                                                     464,525
                                                                                                 -----------
             ENERGY - 7.26%
     1,400   Arch Coal, Inc. ................................................................         50,498
     4,800   Cabot Oil & Gas Corp. ..........................................................        174,816
       800   Carrizo Oil & Gas, Inc.*........................................................         29,480
       900   Dawson Geophysical Co.*.........................................................         46,260
       900   ENSCO International, Inc. ......................................................         50,742
     3,300   Frontier Oil Corp. .............................................................        116,589
     1,200   Lufkin Industries, Inc. ........................................................         74,664
     2,000   NATCO Group, Inc., Class A*.....................................................         76,400
       900   Tesoro Corp. ...................................................................        109,080
     3,600   Trico Marine Services, Inc.*....................................................        139,356
     4,100   W-H Energy Services, Inc.*......................................................        221,851
                                                                                                 -----------
                                                                                                   1,089,736
                                                                                                 -----------
             FINANCIALS - 10.54%
       200   Advanta Corp., Class B..........................................................          9,164
     4,100   American Physicians Capital, Inc.*..............................................        162,114
     7,900   Calamos Asset Management, Inc., Class B.........................................        185,334
     1,000   CB Richard Ellis Group, Inc., Class A*..........................................         33,850
     2,400   Corus Bankshares, Inc. .........................................................         40,344
     1,700   Dollar Financial Corp.*.........................................................         49,538
     6,900   Ezcorp, Inc., Class A*..........................................................        104,535
       600   First Community Bancorp, Inc. ..................................................         32,916
     1,000   First Republic Bank.............................................................         54,100
     1,300   Hancock Holding Co. ............................................................         50,856
     2,700   Odyssey Re Holdings Corp. ......................................................        113,130
     3,900   Phoenix Cos., Inc. .............................................................         58,110
     1,100   PS Business Parks, Inc., REIT...................................................         75,790
       700   Safety Insurance Group, Inc. ...................................................         28,042
     3,900   Selective Insurance Group.......................................................        101,712
       600   Sterling Financial Corp. .......................................................         17,688
     3,150   SWS Group, Inc. ................................................................         81,868



--------------------------------------------------------------------------------
                                                                              65

                See accompanying Notes to Financial Statements.

SMALL CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
             FINANCIALS (CONTINUED)
     4,000   Tanger Factory Outlet Centers, REIT.............................................  $     162,160
     1,300   Tower Group, Inc. ..............................................................         39,897
       600   UMB Financial Corp. ............................................................         23,472
     2,500   Williams Scotsman International, Inc.*..........................................         55,075
       900   World Acceptance Corp.*.........................................................         38,637
     1,400   Zenith National Insurance Corp. ................................................         64,750
                                                                                                 -----------
                                                                                                   1,583,082
                                                                                                 -----------
             HEALTH CARE - 15.28%
     1,600   Alexion Pharmaceuticals, Inc.*..................................................         66,976
     6,600   Alkermes, Inc.*.................................................................        108,438
     1,800   Arthrocare Corp.*...............................................................         74,268
     7,000   Bradley Pharmaceuticals, Inc.*..................................................        137,410
     2,400   Corvel Corp.*...................................................................         65,256
     6,200   Cutera, Inc.*...................................................................        181,536
     1,600   Cynosure, Inc., Class A*........................................................         50,032
     6,700   Cypress Bioscience, Inc.*.......................................................         61,037
     1,000   Digene Corp.*...................................................................         45,850
     1,400   Endo Pharmaceuticals Holdings, Inc.*............................................         43,316
     3,800   Hologic, Inc.*..................................................................        218,690
     3,300   InterMune, Inc.*................................................................         95,403
     3,900   inVentiv Health, Inc.*..........................................................        148,005
       600   Inverness Medical Innovations, Inc.*............................................         24,030
     2,600   Kendle International, Inc.*.....................................................         88,608
       900   Kyphon, Inc.*...................................................................         41,949
     2,600   Medcath Corp.*..................................................................         77,272
     3,900   Medicines Co.*..................................................................         88,842
     3,600   Omnicell, Inc.*.................................................................         82,584
       800   Omrix Biopharmaceuticals, Inc.*.................................................         28,400
     2,000   Parexel International Corp.*....................................................         78,560
     1,600   Progenics Pharmaceuticals, Inc.*................................................         38,720
     4,000   Symbion, Inc.*..................................................................         87,680
     2,400   Trizetto Group*.................................................................         46,752
     3,100   Vertex Pharmaceuticals, Inc.*...................................................         95,294
     2,400   Wellcare Health Plans, Inc.*....................................................        193,416
     1,100   Zoll Medical Corp.*.............................................................         26,587
                                                                                                 -----------
                                                                                                   2,294,911
                                                                                                 -----------

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
             INDUSTRIALS - 22.57%
     4,500   AAR Corp.*......................................................................  $     137,430
       600   Advisory Board Co.*.............................................................         28,488
       800   Amerco, Inc.*...................................................................         55,968
     2,900   American Commercial Lines, Inc.*................................................         85,463
     1,400   American Reprographics Co.*.....................................................         46,480
     3,200   Astec Industries, Inc.*.........................................................        130,240
     1,900   Bucyrus International, Inc., Class A............................................        119,206
     1,800   COMSYS IT Partners, Inc.*.......................................................         40,968
     1,300   Consolidated Graphics, Inc.*....................................................         97,825
     1,700   Corrections Corp. of America*...................................................         96,560
     1,000   EnPro Industries, Inc.*.........................................................         37,660
     1,900   Florida East Coast Industries, Inc. ............................................        133,969
     2,700   Forward Air Corp. ..............................................................         82,377
     3,600   Foster Wheeler, Ltd.*...........................................................        247,788
     1,600   G&K Services, Inc., Class A.....................................................         55,840
     2,000   General Cable Corp.*............................................................        114,880
     1,100   Genesee & Wyoming, Inc., Class A*...............................................         29,909
     1,000   Gol Linhas Aereas Inteligentes S.A., ADR........................................         28,520
     1,700   Healthcare Services Group.......................................................         47,600
     2,800   Heico Corp. ....................................................................        101,220
     4,700   HUB Group, Inc., Class A*.......................................................        169,200
     3,200   Hudson Highland Group, Inc.*....................................................         52,192
     1,600   Jacobs Engineering Group, Inc.*.................................................         80,688
     1,000   Kenexa Corp.*...................................................................         30,960
     1,800   Ladish Co., Inc.*...............................................................         73,188
       600   Landstar System, Inc. ..........................................................         28,986
     4,200   LMI Aerospace, Inc.*............................................................         81,732
     1,000   Middleby Corp.*.................................................................        137,280
     4,300   On Assignment, Inc.*............................................................         48,074
       800   Perini Corp.*...................................................................         34,080
     1,300   Quanta Services, Inc.*..........................................................         35,737
     1,600   Saia, Inc.*.....................................................................         44,864
     5,400   Skywest, Inc. ..................................................................        146,934
     4,700   Steelcase, Inc., Class A........................................................         91,744
       400   Stericycle, Inc.*...............................................................         34,856
     1,300   TeleTech Holdings, Inc.*........................................................         49,049
     1,800   Trinity Industries, Inc. .......................................................         83,520
     1,000   UAP Holding Corp. ..............................................................         27,670
     2,500   USG Corp.*......................................................................        115,375
       900   Wabtec Corp. ...................................................................         33,435



--------------------------------------------------------------------------------
66

                See accompanying Notes to Financial Statements.

SMALL CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
             INDUSTRIALS (CONTINUED)
     2,800   Washington Group International, Inc.*...........................................  $     187,376
     1,600   Watsco, Inc. ...................................................................         85,072
                                                                                                 -----------
                                                                                                   3,390,403
                                                                                                 -----------
             INFORMATION TECHNOLOGY - 20.04%
     3,200   Actel Corp.*....................................................................         46,848
     8,700   Aeroflex, Inc.*.................................................................        122,148
     1,500   Aladdin Knowledge Systems, Ltd.*................................................         31,410
     5,900   Ansoft Corp.*...................................................................        190,511
     1,900   Ansys, Inc.*....................................................................         97,280
     5,700   Arris Group, Inc.*..............................................................         84,474
     3,100   ASM International N.V.*.........................................................         75,609
     2,400   Authorize.Net Holdings, Inc.*...................................................         42,408
       400   Baidu.com, ADR*.................................................................         48,632
       900   Blackboard, Inc.*...............................................................         30,879
     3,900   Brightpoint, Inc.*..............................................................         51,870
     3,000   Comtech Telecommunications Corp.*...............................................        113,550
     1,500   Cymer, Inc.*....................................................................         60,765
     4,600   Daktronics, Inc. ...............................................................        104,788
     1,600   Diodes, Inc.*...................................................................         59,072
     2,600   Emulex Corp.*...................................................................         54,548
       900   Equinix, Inc.*..................................................................         75,123
     2,000   Gevity HR, Inc. ................................................................         37,300
     1,700   i2 Technologies, Inc.*..........................................................         43,282
     2,900   Infospace, Inc.*................................................................         74,414
     4,100   Inter-Tel, Inc. ................................................................        103,402
     1,600   Intevac, Inc.*..................................................................         38,896
       500   Kronos, Inc.*...................................................................         27,285
       800   Micros Systems, Inc.*...........................................................         43,840
    19,100   ON Semiconductor Corp.*.........................................................        204,561
     3,800   Palm, Inc.*.....................................................................         64,144
     3,200   Rackable Systems, Inc.*.........................................................         37,632
     3,800   Red Hat, Inc.*..................................................................         80,332
     1,000   SI International, Inc.*.........................................................         26,460
     1,100   Sigma Designs, Inc.*............................................................         25,773
     1,200   SiRF Technology Holdings, Inc.*.................................................         29,112
     3,800   Techwell, Inc.*.................................................................         54,226
     4,400   TheStreet.com, Inc. ............................................................         44,440
     1,300   THQ, Inc.*......................................................................         43,381
     2,400   Transaction Systems Architects, Inc.*...........................................         76,152
     5,600   United Online, Inc. ............................................................         80,808
     2,600   Valueclick, Inc.*...............................................................         74,360
       700   Varian Semiconductor Equipment Associates, Inc.*................................         46,452

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
             INFORMATION TECHNOLOGY (CONTINUED)
     4,600   VeriFone Holdings, Inc.*........................................................  $     162,334
     3,000   Verint Systems, Inc.*...........................................................         86,250
     1,600   Western Digital Corp.*..........................................................         28,288
     3,200   Witness Systems, Inc.*..........................................................         87,232
     5,000   Zoran Corp.*....................................................................         99,300
                                                                                                 -----------
                                                                                                   3,009,571
                                                                                                 -----------
             MATERIALS - 4.44%
     1,600   Airgas, Inc. ...................................................................         71,280
     1,100   Century Aluminum Co.*...........................................................         52,041
       600   Chaparral Steel Co. ............................................................         42,300
     3,500   Landec Corp.*...................................................................         44,485
     4,000   Ryerson, Inc. ..................................................................        164,560
     4,400   Silgan Holdings, Inc. ..........................................................        252,472
     1,400   Spartech Corp. .................................................................         39,284
                                                                                                     666,422
                                                                                                 -----------
             TELECOMMUNICATION SERVICES - 0.36%
     6,000   Dobson Communications Corp., Class A*...........................................         54,660
                                                                                                 -----------
             UTILITIES - 0.17%
       600   ITC Holdings Corp. .............................................................         25,248
                                                                                                 -----------
             TOTAL COMMON STOCKS
             ( Cost $13,982,866 )............................................................     14,724,460

WARRANTS AND RIGHTS - 0.00%
-------------------------------------------------------------------------------------------------------------
             INDUSTRIALS - 0.00%
        43   Gol Linhas Aereas Inteligentes S.A.
             Exp. 05/16/07
             (Exercise Price $31.44) (L)*....................................................             --
                                                                                                 -----------
             TOTAL WARRANTS AND RIGHTS
             ( Cost $0.00 )..................................................................             --



--------------------------------------------------------------------------------
                                                                              67

                See accompanying Notes to Financial Statements.

SMALL CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
INVESTMENT COMPANY - 4.49%
-------------------------------------------------------------------------------------------------------------
   674,902   SSgA Prime Money Market Fund....................................................  $     674,902
                                                                                                 -----------
             TOTAL INVESTMENT COMPANY
             ( Cost $674,902 )...............................................................        674,902

TOTAL INVESTMENTS - 102.53%
-------------------------------------------------------------------------------------------------------------
( Cost $14,657,768** )...........................................................................  15,399,362

NET OTHER ASSETS AND LIABILITIES - (2.53)%
-------------------------------------------------------------------------------------------------------------
                                                                                                    (380,867)

TOTAL NET ASSETS - 100.00%
-------------------------------------------------------------------------------------------------------------
                                                                                               $  15,018,495
-------------------------------------------------------------------------------------------------------------

   * Non-income producing.
  ** Aggregate cost for Federal tax purposes was
     $14,660,857.
 (L) Security valued at fair value using methods determined in good faith by and under the general supervision of the Board of Trustees (see note 2).
 ADR American Depositary Receipt.
 REITReal Estate Investment Trust.

     For Trust compliance purposes, the Trust's industry classifications refer to one or more of the industry sub-classifications as defined by the Standard Industrial Classification system. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.



--------------------------------------------------------------------------------
68

                See accompanying Notes to Financial Statements.

INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                             Value (Note 2)
------                             --------------
COMMON STOCKS - 94.66%
-------------------------------------------------
             AUSTRALIA - 0.44%
    14,226   ABC Learning
             Centres, Ltd. ......  $      82,320
    24,481   Fairfax Media,
             Ltd. ...............        105,997
    16,445   James Hardie
             Industries N.V. ....        120,585
    41,982   Macquarie
             Infrastructure
             Group...............        131,768
                                     -----------
                                         440,670
                                     -----------
             AUSTRIA - 0.28%
     5,625   CAT Oil AG*.........        173,079
     2,260   Oesterreichische
             Post AG*............        102,631
                                     -----------
                                         275,710
                                     -----------
             BAHRAIN - 0.08%
     3,289   Investcorp Bank BSC,
             GDR*................         81,403
        14   Investcorp Bank BSC,
             GDR (C)*............            332
                                     -----------
                                          81,735
                                     -----------
             BELGIUM - 1.54%
    19,700   InBev N.V. .........      1,535,433
                                     -----------
             BRAZIL - 1.14%
     4,200   Brasil Telecom
             Participacoes S.A.,
             ADR.................        222,726
     6,500   CPFL Energia
             S.A. ...............        100,772
    16,600   JHSF Participacoes
             S.A.*...............         67,812
     3,200   Petroleo Brasileiro
             S.A., ADR...........        323,936
     8,310   Souza Cruz S.A. ....        183,599
     5,800   TAM S.A., ADR.......        149,234
     2,800   Ultrapar
             Participacoes S.A.,
             ADR.................         86,632
                                     -----------
                                       1,134,711
                                     -----------
             CHINA - 0.15%
     1,760   CNOOC, Ltd., ADR....        150,603
                                     -----------
             EGYPT - 0.66%
     2,231   Eastern Tobacco.....        162,938
     5,107   Orascom Construction
             Industries..........        294,580
    14,500   Orascom Telecom
             Holding S.A.E.......        199,562
                                     -----------
                                         657,080
                                     -----------
             FINLAND - 2.69%
    38,200   Fortum OYJ..........      1,181,141
    53,400   Nokia OYJ...........      1,351,315
     4,590   Sampo OYJ, A
             Shares..............        142,944
                                     -----------
                                       2,675,400
                                     -----------

Shares                             Value (Note 2)
------                             --------------
             FRANCE - 10.01%
    16,551   AXA S.A. ...........  $     757,293
    13,556   BNP Paribas.........      1,570,493
     1,469   Carbone Lorraine....         96,270
    26,880   France Telecom
             S.A. ...............        784,394
    23,700   Gaz de France
             S.A. ...............      1,109,962
     4,808   Lafarge S.A. .......        778,325
     1,440   Neopost S.A. .......        208,660
    25,021   Sanofi-Aventis......      2,299,961
    31,815   Total S.A. .........      2,351,361
                                     -----------
                                       9,956,719
                                     -----------
             GERMANY - 9.95%
       300   Aareal Bank AG......         15,573
    13,600   Adidas AG...........        812,750
     3,400   Allianz SE..........        772,076
     7,050   Continental AG......        984,336
    27,700   DaimlerChrysler
             AG..................      2,258,570
     3,425   Demag Cranes AG.....        224,422
    47,400   Deutsche Post AG....      1,637,840
     2,736   DIC Asset AG........        113,110
     7,800   E.ON AG.............      1,175,278
    20,501   KarstadtQuelle
             AG*.................        792,944
     1,803   Kloeckner & Co.,
             AG*.................        119,027
     1,160   Pfeiffer Vacuum
             Technology AG.......        118,822
     6,414   Siemens AG..........        775,367
     3,247   Symrise AG *........         94,797
                                     -----------
                                       9,894,912
                                     -----------
             GREECE - 1.31%
    21,000   National Bank of
             Greece S.A. ........      1,172,547
     3,530   Piraeus Bank
             S.A. ...............        127,595
                                     -----------
                                       1,300,142
                                     -----------
             HONG KONG - 0.31%
    42,000   China Netcom Group
             Corp., Hong Kong,
             Ltd. ...............        103,557
    16,900   Esprit Holdings,
             Ltd. ...............        204,548
                                     -----------
                                         308,105
                                     -----------
             HUNGARY - 0.34%
     1,832   MOL Hungarian Oil
             and Gas NyRt........        223,690
       552   Richter Gedeon
             NyRt................        113,690
                                     -----------
                                         337,380
                                     -----------
             INDIA - 1.18%
     2,000   Grasim Industries,
             Ltd. ...............        117,344
     5,716   Hero Honda Motors,
             Ltd. ...............         95,353
    15,144   Hindustan Lever,
             Ltd. ...............         73,285
    12,076   Oil & Natural Gas
             Corp., Ltd. ........        266,773



--------------------------------------------------------------------------------
                                                                              69

                See accompanying Notes to Financial Statements.

INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                             Value (Note 2)
------                             --------------
COMMON STOCKS (CONTINUED)
-------------------------------------------------
             INDIA (CONTINUED)
     9,700   Punjab National
             Bank, Ltd. .........  $     118,191
    18,804   Satyam Computer
             Services, Ltd. .....        216,364
    10,847   State Bank of India,
             Ltd. ...............        290,451
                                     -----------
                                       1,177,761
                                     -----------
             INDONESIA - 0.73%
   746,500   Bank Mandiri Persero
             Tbk PT..............        248,966
   109,500   PT Astra
             International Tbk...        171,858
     2,900   Telekomunikasi
             Indonesia Tbk PT,
             ADR.................        133,197
   204,000   United Tractors Tbk
             PT..................        175,315
                                     -----------
                                         729,336
                                     -----------
             IRELAND - 1.92%
     8,099   Anglo Irish Bank
             Corp., PLC..........        182,171
    32,435   Bank of Ireland.....        700,370
    20,187   CRH PLC.............        884,424
     4,309   DCC PLC.............        144,506
                                     -----------
                                       1,911,471
                                     -----------
             ISRAEL - 0.48%
    51,391   Bank Hapoalim B.M...        268,420
    27,886   Israel Chemicals,
             Ltd. ...............        212,948
                                     -----------
                                         481,368
                                     -----------
             ITALY - 3.91%
    15,610   Aicon SpA*..........         91,853
    28,417   Banco Popolare di
             Verona e Novara
             S.c.r.l.............        948,111
    37,500   ENI SpA.............      1,245,638
   156,074   UniCredito Italiano
             SpA.................      1,601,436
                                     -----------
                                       3,887,038
                                     -----------
             JAPAN - 12.52%
     2,500   ABC-Mart, Inc. .....         55,726
        10   Aoyama Trading Co.,
             Ltd. ...............            306
     3,600   Asahi Pretec
             Corp. ..............         90,072
     4,300   Chiyoda Corp. ......         98,803
    22,370   Daito Trust
             Construction Co.,
             Ltd. ...............      1,028,388
     3,470   Don Quijote Co.,
             Ltd. ...............         62,802
        80   East Japan Railway
             Co. ................        648,582
     3,400   Eizo Nanao Corp. ...        116,285
     3,100   Hisamitsu
             Pharmaceutical Co.,
             Inc. ...............         92,504
    19,900   Hoya Corp. .........        611,070
     6,520   Ichiyoshi Securities
             Co., Ltd. ..........        105,328
     2,200   Ito En, Ltd. .......         73,339

Shares                             Value (Note 2)
------                             --------------
             JAPAN (CONTINUED)
     1,500   Jafco Co., Ltd. ....  $      64,497
     4,020   JSR Corp. ..........         90,069
     4,200   Keyence Corp. ......        935,115
       114   KK DaVinci
             Advisors*...........        115,047
     3,100   Konami Corp. .......         81,905
     2,030   Mars Engineering
             Corp. ..............         42,443
     5,000   MISUMI Group,
             Inc. ...............         85,876
    12,900   Nidec Corp. ........        816,414
    30,600   Nomura Holdings,
             Inc. ...............        589,570
     7,900   OSG Corp. ..........        111,024
     2,300   Rinnai Corp. .......         63,045
     1,300   Secom Techno Service
             Co., Ltd. ..........         52,756
    25,500   Sega Sammy Holdings,
             Inc. ...............        576,177
     2,700   Shoei Co., Ltd. ....         75,042
       156   Sumitomo Mitsui
             Financial Group,
             Inc. ...............      1,365,481
   106,000   Sumitomo Trust &
             Banking Co.,
             Ltd. ...............      1,035,391
     7,000   Suruga Bank,
             Ltd. ...............         84,776
    10,500   Takeda
             Pharmaceutical Co.,
             Ltd. ...............        680,894
    33,600   THK Co., Ltd. ......        821,313
   183,000   Tokyo Gas Co.,
             Ltd. ...............        916,869
     1,250   USS Co., Ltd. ......         78,802
     8,550   Yamada Denki Co.,
             Ltd. ...............        788,112
                                     -----------
                                      12,453,823
                                     -----------
             MEXICO - 0.79%
     8,540   Cemex SAB de C.V.,
             ADR*................        277,550
     2,340   Desarrolladora Homex
             SAB de C.V., ADR*...        135,814
       800   Fomento Economico
             Mexicano S.A. de
             C.V., ADR...........         86,152
     5,900   Grupo Televisa S.A.,
             ADR.................        165,495
    26,300   Kimberly-Clark de
             Mexico SAB de C.V.,
             Class A.............        117,887
                                     -----------
                                         782,898
                                     -----------
             NETHERLANDS - 2.39%
     1,500   Boskalis
             Westminster.........        166,359
     3,262   Fugro N.V. .........        177,124
     1,085   Hunter Douglas
             N.V. ...............         97,856
     3,847   Ordina N.V. ........         93,946
     3,474   SBM Offshore
             N.V. ...............        124,103
    31,980   TNT N.V. ...........      1,442,123
     3,410   USG People N.V. ....        154,931
     5,221   Wavin N.V. .........        117,600
                                     -----------
                                       2,374,042
                                     -----------



--------------------------------------------------------------------------------
70

                See accompanying Notes to Financial Statements.

INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                             Value (Note 2)
------                             --------------
COMMON STOCKS (CONTINUED)
-------------------------------------------------
             NEW ZEALAND - 0.77%
   214,700   Telecom Corp. of New
             Zealand, Ltd. ......  $     765,108
                                     -----------
             NORWAY - 0.21%
     4,800   Acergy S.A.*........        102,880
    10,800   Songa Offshore
             ASA*................        101,448
                                     -----------
                                         204,328
                                     -----------
             PHILIPPINES - 0.29%
     5,400   Philippine Long
             Distance Telephone
             Co., ADR............        288,414
                                     -----------
             RUSSIA - 0.75%
     2,800   Evraz Group S.A.,
             GDR.................         98,700
     5,200   Mobile Telesystems
             OJSC,
             ADR.................        286,520
     6,850   Oriflame Cosmetics
             S.A. ...............        359,317
                                     -----------
                                         744,537
                                     -----------
             SINGAPORE - 1.40%
   644,000   Singapore
             Telecommunications,
             Ltd. ...............      1,393,424
                                     -----------
             SOUTH AFRICA - 1.37%
     5,485   Aquarius Platinum,
             Ltd. ...............        163,101
    12,115   Imperial Holdings,
             Ltd. ...............        274,125
    10,548   Kumba Iron Ore,
             Ltd. ...............        229,299
    15,812   Murray & Roberts
             Holdings, Ltd. .....        136,594
     4,100   Naspers, Ltd. ......        103,819
    23,370   Sanlam, Ltd. .......         78,840
    53,878   Steinhoff
             International
             Holdings, Ltd. .....        190,614
    33,559   Truworths
             International,
             Ltd. ...............        186,247
                                     -----------
                                       1,362,639
                                     -----------
             SOUTH KOREA - 2.15%
        18   Amorepacific
             Corp. ..............         11,646
     1,592   Hite Brewery Co.,
             Ltd. ...............        224,455
     2,708   Hyundai Motor
             Co. ................        171,559
     8,860   Kangwon Land,
             Inc. ...............        182,865
     4,789   Kookmin Bank........        429,682
     3,640   KT Corp., ADR.......         82,482
     8,900   Lotte Shopping Co.,
             Ltd., GDR (C).......        167,765
     1,479   Samsung Electronics
             Co., Ltd., GDR
             (C).................        451,876
     6,760   Shinhan Financial
             Group Co., Ltd. ....        380,495
     1,000   Woongjin Coway Co.,
             Ltd. ...............         33,531
                                     -----------
                                       2,136,356
                                     -----------

Shares                             Value (Note 2)
------                             --------------
             SPAIN - 1.84%
     2,240   Abengoa S.A. .......  $      89,395
    62,935   Banco Bilbao Vizcaya
             Argentaria S.A. ....      1,500,590
     4,080   Indra Sistemas
             S.A. ...............        100,376
     3,650   Prosegur Cia de
             Seguridad S.A. .....        135,952
                                     -----------
                                       1,826,313
                                     -----------
             SWEDEN - 1.56%
     2,100   Cardo AB............         86,307
     7,410   Elekta AB, Class
             B...................        130,842
     3,800   Getinge AB, B
             Shares..............         86,957
    11,100   KappAhl Holding
             AB..................        120,457
   295,100   Telefonaktiebolaget
             LM Ericsson, B
             Shares..............      1,125,323
                                     -----------
                                       1,549,886
                                     -----------
             SWITZERLAND - 7.69%
    24,118   Credit Suisse
             Group...............      1,897,449
        49   Geberit AG..........         86,975
     5,367   Nestle S.A. ........      2,128,757
    46,885   Novartis AG.........      2,732,545
        49   Sika AG.............         95,077
     2,447   Zurich Financial
             Services AG.........        709,325
                                     -----------
                                       7,650,128
                                     -----------
             TAIWAN - 1.09%
    33,989   Advantech Co.,
             Ltd. ...............         99,773
   299,399   Chinatrust Financial
             Holding Co.,
             Ltd. ...............        234,916
   202,100   Fubon Financial
             Holding Co.,
             Ltd. ...............        175,148
    35,720   HON HAI Precision
             Industry Co.,
             Ltd. ...............        235,375
    31,000   Novatek
             Microelectronics
             Corp., Ltd. ........        152,068
    93,808   Taiwan Semiconductor
             Manufacturing Co.,
             Ltd. ...............        191,492
                                     -----------
                                       1,088,772
                                     -----------
             THAILAND - 0.23%
   106,400   Kasikornbank PCL....        215,785
    14,000   Thai Union Frozen
             Products PCL........          8,897
                                     -----------
                                         224,682
                                     -----------
             TURKEY - 0.49%
       600   Ford Otomotiv Sanayi
             AS..................          5,051
    23,647   Turkcell Iletisim
             Hizmet AS...........        130,505



--------------------------------------------------------------------------------
                                                                              71

                See accompanying Notes to Financial Statements.

INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                             Value (Note 2)
------                             --------------
COMMON STOCKS (CONTINUED)
-------------------------------------------------
             TURKEY (CONTINUED)
    18,389   Turkcell Iletisim
             Hizmet AS, ADR......  $     260,021
    20,200   Turkiye Is
             Bankasi.............         95,052
                                     -----------
                                         490,629
                                     -----------
             UNITED KINGDOM - 22.00%
    17,183   Ashmore Group PLC...        111,016
   171,000   BAE Systems PLC.....      1,552,252
   152,691   BP PLC..............      1,715,897
    35,100   British American
             Tobacco PLC.........      1,083,376
    11,513   Cattles PLC.........         91,372
     5,061   Charter PLC*........        103,275
     3,416   Chemring Group
             PLC.................        140,612
    71,800   Diageo PLC..........      1,514,524
    28,194   Enodis PLC..........        116,454
     8,980   Enterprise Inns
             PLC.................        114,476
    16,208   Erinaceous Group
             PLC.................         88,835
    17,552   Filtrona PLC........        101,522
   157,700   Friends Provident
             PLC.................        594,388
    65,200   GlaxoSmithKline
             PLC.................      1,886,802
    26,532   Imperial Tobacco
             Group PLC...........      1,149,675
     5,880   Intertek Group
             PLC.................        108,967
   252,500   ITV PLC.............        600,618
   156,700   Kingfisher PLC......        847,003
    91,700   Lloyds TSB Group
             PLC.................      1,057,609
    17,420   Man Group PLC.......        194,910
    54,693   Marks & Spencer
             Group PLC...........        807,268
    42,208   National Grid PLC...        660,510
    46,700   Northern Rock PLC...        999,383
     5,259   Northgate PLC.......        114,858
   299,878   Old Mutual PLC......      1,064,858
    23,900   Reckitt Benckiser
             PLC.................      1,309,869
    55,578   Regus Group PLC.....        163,366
     2,470   Signet Group PLC,
             ADR.................         61,478
   134,500   Tesco PLC...........      1,236,191
    10,592   Vanco PLC*..........         92,039
   717,692   Vodafone Group
             PLC.................      2,043,334

Shares                             Value (Note 2)
------                             --------------
             UNITED KINGDOM (CONTINUED)
     5,100   Wellstream Holdings
             PLC*................  $      38,761
     9,686   William Hill PLC....        115,251
                                     -----------
                                      21,880,749
                                     -----------
             TOTAL COMMON STOCKS
             ( Cost
             $75,254,702 ).......     94,152,302

COMMON STOCK UNIT - 0.12%
-------------------------------------------------
             IRELAND - 0.12%
     8,380   Grafton Group PLC...        124,428
                                     -----------
             TOTAL COMMON STOCK UNIT
             ( Cost $86,491 )....        124,428

PREFERRED STOCKS - 1.43%
-------------------------------------------------
             BRAZIL - 1.20%
 3,750,916   AES Tiete S.A. .....        128,858
     3,509   Bradespar S.A. .....        117,439
    13,692   Cia Vale do Rio
             Doce................        473,741
     8,300   Iochpe Maxion
             S.A. ...............         91,097
    55,500   Klabin S.A. ........        170,996
    10,225   Tele Norte Leste
             Participacoes S.A.,
             ADR.................        167,383
     2,000   Telemar Norte Leste
             S.A. ...............         46,865
                                     -----------
                                       1,196,379
                                     -----------
             GERMANY - 0.17%
     1,770   Fuchs Petrolub AG...        165,791
                                     -----------
             SOUTH KOREA - 0.06%
     1,850   Hyundai Motor
             Co. ................         63,406
                                     -----------
             TOTAL PREFERRED STOCKS
             ( Cost $877,785 )...      1,425,576



--------------------------------------------------------------------------------
72

                See accompanying Notes to Financial Statements.

INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Par Value                          Value (Note 2)
---------                          --------------
CERTIFICATE OF DEPOSIT - 2.94%
-------------------------------------------------
             UNITED STATES - 2.94%
$2,920,241   State Street
             Eurodollar
             2.800%, due
             05/01/07............  $   2,920,241
                                     -----------
             TOTAL CERTIFICATE OF DEPOSIT
             ( Cost
             $2,920,241 )........      2,920,241

TOTAL INVESTMENTS - 99.15%
-------------------------------------------------
( Cost $79,139,219* )................  98,622,547

NET OTHER ASSETS AND LIABILITIES - 0.85%
-------------------------------------------------
                                         844,784

TOTAL NET ASSETS - 100.00%
-------------------------------------------------
                                   $  99,467,331
-------------------------------------------------

   * Non-income producing.
  ** Aggregate cost for Federal tax purposes was
     $79,142,498.
 (C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.
 ADR American Depositary Receipt.
 GDR Global Depositary Receipt.
 PLC Public Limited Company.
     For Trust compliance purposes, the Trust's industry classifications refer to one or more of the industry sub-classifications as defined by the Standard Industrial Classification system. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.



--------------------------------------------------------------------------------
                                                                              73

                See accompanying Notes to Financial Statements.

INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

OTHER INFORMATION:
Industry Concentration

                       % of Net Assets
                       ---------------
Banks                          14.9%
Pharmaceuticals                 7.8%
Oil, Gas & Consumable
Fuels                           7.8%
Diversified
Telecommunication
Services                        4.3%
Diversified Financial
Services                        4.2%
Net Other Assets &
Liabilities                     3.8%
Insurance                       3.5%
Beverages                       3.5%
Air Freight &
Logistics                       3.4%
Electronic Equipment
& Instruments                   3.2%
Construction
Materials                       3.0%
Automobiles                     2.8%
Wireless
Telecommunication
Services                        2.7%
Tobacco                         2.6%
Communications
Equipment                       2.5%
Food Products                   2.2%
Electric Utilities              2.1%
Gas Utilities                   2.0%
Multiline Retail                1.8%
Aerospace & Defense             1.7%
Machinery                       1.7%
Real Estate
Management &
Development                     1.5%
Household Products              1.5%
Food & Staples
Retailing                       1.2%
Textiles, Apparel &
Luxury Goods                    1.1%

                       % of Net Assets
                       ---------------
Auto Components                 1.1%
Metals & Mining                 1.1%
Media                           1.0%
Specialty Retail                0.9%
Electrical Equipment            0.9%
Commercial Services &
Supplies                        0.9%
Construction &
Engineering                     0.8%
Leisure Equipment &
Products                        0.7%
Road & Rail                     0.7%
Chemicals                       0.6%
Building Products               0.6%
Household Durables              0.5%
Energy Equipment &
Services                        0.5%
Hotels, Restaurants &
Leisure                         0.4%
Distributors                    0.4%
Personal Products               0.4%
Semiconductors &
Semiconductor
Equipment                       0.3%
IT Services                     0.3%
Industrial
Conglomerates                   0.2%
Health Care Equipment
& Supplies                      0.2%
Office Electronics              0.2%
Paper & Forest
Products                        0.2%
Transportation
Infrastructure                  0.1%
Marine                          0.1%
Computers &
Peripherals                     0.1%
                         -----------
                              100.0%
                         ===========



--------------------------------------------------------------------------------
74

                See accompanying Notes to Financial Statements.

                     This page is left blank intentionally.

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES AS OF APRIL 30, 2007 (UNAUDITED)

-------------------------------------------------------------------------
                                                             CONSERVATIVE
                                                               ALLOCATION
                                                                     FUND
ASSETS:
Investments:
  Investments at cost
    Unaffiliated issuers                                     $ 5,095,313
    Affiliated issuers (See Note 10)                           6,349,638
  Net unrealized appreciation (depreciation)
    Unaffiliated issuers                                          13,767
    Affiliated issuers (See Note 10)                             214,574
                                                             ------------
      Total investments at value                              11,673,292
  Cash                                                                 -
Receivables:                                                           -
  Investments sold                                                 1,644
  Fund shares sold                                               180,511
  Dividends and interest                                              64
  Due from Adviser, net                                            9,122
Prepaid insurance and registration fees                           22,865
Deferred offering costs                                            1,358
Other assets                                                           -
                                                             ------------
  Total Assets                                                11,888,856
                                                             ------------
LIABILITIES:
Payable to custodian                                             407,852
Payables:
  Investments purchased                                                -
  Fund shares repurchased                                         51,072
  Due to Adviser, net                                                  -
  Upon return of securities loaned                                     -
  Administration and transfer agent fees                          10,546
  Distribution fees - Class B                                      1,534
  Shareholder servicing fees                                       2,166
  Trustees' fees                                                       -
Accrued expenses and other payables                               10,693
                                                             ------------
  Total Liabilities                                              483,863
                                                             ------------
NET ASSETS                                                   $11,404,993
                                                             ------------
NET ASSETS CONSIST OF:
  Paid-in capital                                            $11,083,007
  Accumulated undistributed net investment income (loss)          59,414
  Accumulated net realized gain (loss) on investments sold
    and foreign currency related transactions                     34,231
  Net unrealized appreciation (depreciation) of investments
    (including appreciation (depreciation) of foreign
    currency related transactions)                               228,341
                                                             ------------
NET ASSETS                                                   $11,404,993
                                                             ------------
CLASS A SHARES:
  Net Assets                                                 $ 8,665,905
  Shares of beneficial interest outstanding                      799,521
  NET ASSET VALUE, redemption and reinvestment price per
    share(1)                                                 $     10.84
  Sales charge of offering price(2)                                 0.66
  Maximum offering price per share                           $     11.50
                                                             ------------
CLASS B SHARES:
  Net Assets                                                 $ 2,739,088
  Shares of beneficial interest outstanding                      253,074
  Net Asset Value, redemption and reinvestment price per
    share(1)                                                 $     10.82
                                                             ------------
CLASS Y SHARES:
  Net Assets
  Shares of beneficial interest outstanding
  Net Asset Value, redemption and reinvestment price per
    share(1)
                                                             ------------

(1) If applicable, redemption price per share may be reduced by a contingent deferred sales charge and/or redemption fee.



--------------------------------------------------------------------------------
76

                See accompanying Notes to Financial Statements.

-------------------------------------------------------------------------------------
   MODERATE    AGGRESSIVE            CASH                          HIGH   DIVERSIFIED
 ALLOCATION    ALLOCATION        RESERVES                        INCOME        INCOME
       FUND          FUND            FUND       BOND FUND          FUND          FUND
$10,405,846   $ 1,684,608   $  23,257,480   $ 127,511,431   $71,094,493   $177,289,972
 33,365,407    11,365,049               -               -             -             -
    139,346        65,494               -        (936,005)    1,504,189     7,934,935
  1,416,295       664,861               -               -             -             -
-------------------------------------------------------------------------------------
 45,326,894    13,780,012      23,257,480     126,575,426    72,598,682   185,224,907
          -             -               -           1,617           221         4,297
          -             -               -               -             -             -
          -             -               -               -       255,625       157,233
    346,578       255,242          91,662         186,816       138,354        36,782
        270            75          35,805       1,025,506     1,202,914       912,412
          -         8,911               -               -             -             -
     29,407        22,862          11,196          12,377        10,996        16,660
      1,358         1,358               -               -             -             -
          -             -               -           2,296         8,861         4,073
-------------------------------------------------------------------------------------
 45,704,507    14,068,460      23,396,143     127,804,038    74,215,653   186,356,364
-------------------------------------------------------------------------------------
    276,848             2               -               -             -             -
     25,078             -               -               -       807,455             -
      8,920         5,884         119,890         130,134       198,823       638,906
        560             -             248          28,141        18,598        69,993
          -             -               -      22,901,231    10,877,780    22,948,351
      8,833         9,601           5,843          32,894        19,152        65,994
      7,214         2,306           2,133          19,975         9,622        43,425
      8,608         2,611               -          18,336        10,834        37,029
          -                            18             378           161           552
      9,060        10,590          13,815          32,264        77,603        29,544
-------------------------------------------------------------------------------------
    345,121        30,994         141,947      23,163,353    12,020,028    23,833,794
-------------------------------------------------------------------------------------
$45,359,386   $14,037,466   $  23,254,196   $ 104,640,685   $62,195,625   $162,522,570
-------------------------------------------------------------------------------------
$43,379,415   $13,169,544   $  23,254,216   $ 106,664,235   $64,788,603   $145,059,446
     20,487       (69,173)             (8)         10,923       157,776        18,334
    403,843       206,740             (12)     (1,098,468)   (4,254,943)    9,509,855
  1,555,641       730,355               -        (936,005)    1,504,189     7,934,935
-------------------------------------------------------------------------------------
$45,359,386   $14,037,466   $  23,254,196   $ 104,640,685   $62,195,625   $162,522,570
-------------------------------------------------------------------------------------
$32,575,125   $ 9,785,470   $  10,244,392   $  56,900,277   $37,030,985   $92,637,047
  2,890,576       838,484      10,267,132       5,806,197     4,891,116     6,990,260
$     11.27   $     11.67   $        1.00   $        9.80   $      7.57   $     13.25
       0.69          0.71               -            0.46          0.36          0.81
$     11.96   $     12.38   $        1.00   $       10.26   $      7.93   $     14.06
-------------------------------------------------------------------------------------
$12,784,261   $ 4,251,996   $   3,397,203   $  32,002,912   $15,424,272   $69,885,523
  1,136,622       365,147       3,411,769       3,264,551     2,029,687     5,268,587
$     11.25   $     11.64   $        1.00   $        9.80   $      7.60   $     13.26
-------------------------------------------------------------------------------------
                            $   9,612,601   $  15,737,496   $ 9,740,368
                                9,612,601       1,606,714     1,285,610
                            $        1.00   $        9.79   $      7.58
-------------------------------------------------------------------------------------

2 Sales charge of offering price is 5.75% for the Conservative Allocation, Moderate Allocation, Aggressive Allocation, and Diversified Income Funds; and 4.50% for the Bond and High Income Funds.



--------------------------------------------------------------------------------
                                                                              77

                See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES AS OF APRIL 30, 2007 (UNAUDITED)

-------------------------------------------------------------------------
                                                                LARGE CAP
                                                               VALUE FUND
ASSETS:
Investments:
  Investments at cost
    Unaffiliated issuers                                     $153,467,211
  Net unrealized appreciation
    Unaffiliated issuers                                       47,993,300
                                                             ------------
      Total investments at value                              201,460,511
  Cash                                                                  -
  Foreign currency (cost of $275,216)(Note 2)                           -
Receivables:                                                            -
  Investments sold                                                 71,224
  Fund shares sold                                                292,972
  Dividends and interest                                          203,545
Prepaid insurance and registration fees                            15,319
Deferred offering costs                                                 -
Other assets                                                            -
                                                             ------------
  Total Assets                                                202,043,571
                                                             ------------
LIABILITIES:
Payables:
  Investments purchased                                           407,492
  Fund shares repurchased                                         340,277
  Due to Adviser, net                                             102,748
  Upon return of securities loaned                                      -
  Administration and transfer agent fees                           70,961
  Distribution fees - Class B                                      34,566
  Shareholder servicing fees                                       36,149
  Trustees' fees                                                      458
Accrued expenses and other payables                                21,831
                                                             ------------
  Total Liabilities                                             1,014,482
                                                             ------------
NET ASSETS                                                   $201,029,089
                                                             ------------
NET ASSETS CONSIST OF:
  Paid-in capital                                            $162,532,954
  Accumulated undistributed net investment income (loss)          572,246
  Accumulated net realized gain (loss) on investments sold
    and foreign currency related transactions                 (10,069,411)
  Net unrealized appreciation of investments (including
    appreciation (depreciation) of foreign currency related
    transactions)                                              47,993,300
                                                             ------------
NET ASSETS                                                   $201,029,089
                                                             ------------
CLASS A SHARES:
  Net Assets                                                 $120,995,255
  Shares of beneficial interest outstanding                     7,295,511
  NET ASSET VALUE, redemption and reinvestment price per
    share(2)                                                 $      16.58
  Sales charge of offering price(3)                                  1.01
                                                             ------------
  Maximum offering price per share                           $      17.59
                                                             ------------
CLASS B SHARES:
  Net Assets                                                 $ 55,817,475
  Shares of beneficial interest outstanding                     3,412,484
  Net Asset Value, redemption and reinvestment price per
    share(2)                                                 $      16.36
                                                             ------------
CLASS Y SHARES:
  Net Assets                                                 $ 24,216,359
  Shares of beneficial interest outstanding                     1,460,488
  Net Asset Value, redemption and reinvestment price per
    share(2)                                                 $      16.58
                                                             ------------

(1) Fund commenced investment operations on December 27, 2006.
(2) If applicable, redemption price per share may be reduced by a contingent deferred sales charge and/or redemption fee.



--------------------------------------------------------------------------------
78

                See accompanying Notes to Financial Statements.

-----------------------------------------------------------------------------------------
  LARGE CAP        MID CAP       MID CAP       SMALL CAP        SMALL CAP   INTERNATIONAL
GROWTH FUND     VALUE FUND   GROWTH FUND   VALUE FUND(1)   GROWTH FUND(1)      STOCK FUND
$127,497,486  $ 78,728,228   $71,630,523   $ 14,091,173     $ 14,657,768    $  79,139,219
 13,310,258     12,878,776     8,069,659        697,075          741,594       19,483,328
-----------------------------------------------------------------------------------------
140,807,744     91,607,004    79,700,182     14,788,248       15,399,362       98,622,547
          -              -           637         30,244               16                -
          -              -             -              -                -          273,968
          -              -             -              -                -                -
    503,660        664,852     1,883,925          4,609                -          434,717
    273,817        138,332       176,868         89,438          101,757          371,858
     48,820         56,189        13,964         14,468            4,940          335,111
     13,074         12,561        12,494         24,486           24,485           13,062
          -              -             -          5,997            5,997                -
        917          1,462         2,940             82                -           74,876
-----------------------------------------------------------------------------------------
141,648,032     92,480,400    81,791,010     14,957,572       15,536,557      100,126,139
-----------------------------------------------------------------------------------------
  1,118,686        754,825     1,576,411        683,811          495,528          392,585
    197,237         93,198       105,239            782                -           95,842
     55,358         41,605        35,970          1,925            1,852           56,810
 11,001,130     17,404,852    13,692,808              -                -                -
     64,132         33,102        30,165          8,139            8,119           30,274
     24,258         15,526         9,456             86               69           10,245
     21,407         13,138        10,205          1,226            1,081           14,225
        203             32            63             61               52              480
     19,354         21,035        22,227         11,725           11,361           58,347
-----------------------------------------------------------------------------------------
 12,501,765     18,377,313    15,482,544        707,755          518,062          658,808
-----------------------------------------------------------------------------------------
$129,146,267  $ 74,103,087   $66,308,466   $ 14,249,817     $ 15,018,495    $  99,467,331
-----------------------------------------------------------------------------------------
$125,002,391  $ 58,650,353   $62,999,158   $ 13,449,928     $ 14,301,583    $  68,426,186
   (175,104)        94,204      (314,328)        18,849          (29,900)         181,279
 (8,991,278)     2,479,754    (4,446,023)        83,965            5,218       11,374,075
 13,310,258     12,878,776     8,069,659        697,075          741,594       19,485,791
-----------------------------------------------------------------------------------------
$129,146,267  $ 74,103,087   $66,308,466   $ 14,249,817     $ 15,018,495    $  99,467,331
-----------------------------------------------------------------------------------------
$65,250,910   $ 38,734,197   $34,411,128   $  5,931,861     $  5,183,154    $  52,975,037
  4,175,884      2,764,868     4,915,804        557,381          492,749        3,356,979
$     15.63   $      14.01   $      7.00   $      10.64     $      10.52    $       15.78
       0.95           0.85          0.43           0.65             0.64             0.96
-----------------------------------------------------------------------------------------
$     16.58   $      14.86   $      7.43   $      11.29     $      11.16    $       16.74
-----------------------------------------------------------------------------------------
$39,094,544   $ 25,046,019   $15,286,034   $    154,970     $    115,116    $  16,550,287
  2,659,373      1,869,282     2,303,098         14,604           10,972        1,060,843
$     14.70   $      13.40   $      6.64   $      10.61     $      10.49    $       15.60
-----------------------------------------------------------------------------------------
$24,800,813   $ 10,322,871   $16,611,304   $  8,162,986     $  9,720,225    $  29,942,007
  1,582,798        736,505     2,368,780        766,780          923,449        1,897,175
$     15.67   $      14.02   $      7.01   $      10.65     $      10.53    $       15.78
-----------------------------------------------------------------------------------------

(3) Sales charge of offering price is 5.75% for the Large Cap Value, Large Cap Growth, Mid Cap Value, Mid Cap Growth, Small Cap Value, Small Cap Growth and International Stock Funds.



--------------------------------------------------------------------------------
                                                                              79

                See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS FOR THE PERIOD ENDED APRIL 30, 2007 (UNAUDITED)

----------------------------------------------------------------------------
                                                                CONSERVATIVE
                                                             ALLOCATION FUND
INVESTMENT INCOME:
  Interest                                                     $       411
  Dividends
    Unaffiliated issuers                                            57,499
    Affiliated issuers(1)                                           78,425
    Less: Foreign taxes withheld                                         -
  Securities lending income                                              -
                                                               -----------
    Total investment income                                        136,335
                                                               -----------
EXPENSES:
Management fees                                                      7,013
Administration and transfer agent fees                              36,555
Registration expenses                                               19,765
Custodian and accounting fees                                        8,961
Professional fees                                                    7,565
Reports to shareholder expense                                         934
Trustees' fees                                                         236
Distribution fees - Class B                                          5,713
Shareholder servicing fees - Class A                                 6,861
Shareholder servicing fees - Class B                                 1,905
Compliance expense                                                   1,636
Amortization of offering costs                                       2,313
Other expenses                                                         386
                                                               -----------
  Total expenses before reimbursement/waiver                        99,843
  Less reimbursement/waiver                                        (69,587)
                                                               -----------
  Total expenses net of reimbursement/waiver                        30,256
                                                               -----------
NET INVESTMENT INCOME                                              106,079
                                                               -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) on investments (including net
  realized gain (loss) on foreign currency related
  transactions)
    Unaffiliated issuers                                            (2,303)
    Affiliated issuers(1)                                          (10,885)
Capital gain distributions received from underlying funds
    Unaffiliated issuers                                            23,575
    Affiliated issuers(1)                                           24,502
Net change in unrealized appreciation (depreciation) on
  investments (including a net unrealized appreciation
  (depreciation) on foreign currency related transactions)         141,083
                                                               -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                                     175,972
                                                               -----------
NET INCREASE IN NET ASSETS
FROM OPERATIONS                                                $   282,051
                                                               -----------

(1) See Note 10 for information on affiliated issuers.



--------------------------------------------------------------------------------
80

                See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------------------
       MODERATE        AGGRESSIVE   CASH RESERVES         BOND   HIGH INCOME   DIVERSIFIED
ALLOCATION FUND   ALLOCATION FUND            FUND         FUND          FUND   INCOME FUND
$         1,041   $           535   $     520,892   $2,728,591   $ 2,353,130   $ 2,226,659
        102,695             7,607               -            -        17,802     1,969,847
        247,454            35,001               -            -             -             -
              -                 -               -            -           (61)       (1,631)
              -                 -               -       13,106         8,200        21,087
------------------------------------------------------------------------------------------
        351,190            43,143         520,892    2,741,697     2,379,071     4,215,962
------------------------------------------------------------------------------------------
         27,333             8,032          39,953      257,676       161,466       541,494
         38,134            37,368          23,710      112,561        69,308       217,251
         21,088            20,397          15,941       17,925        15,652        18,890
          9,151             8,845          13,902       22,663        19,842        22,356
          8,481             7,570           7,443       10,857        11,518        12,626
          1,995               946           1,386        7,665         4,275        12,820
            880               264             940        5,231         2,901         8,501
         27,591             8,546          14,389      128,956        61,058       279,486
         24,970             7,194               -       71,700        45,734       115,105
          9,197             2,849               -       42,986        20,352        93,162
          1,636             1,636           2,841        2,841         2,841         2,841
          2,313             2,313               -            -             -             -
            432               387             802        3,326         1,955         5,285
------------------------------------------------------------------------------------------
        173,201           106,347         121,307      684,387       416,902     1,329,817
        (49,883)          (69,683)        (51,983)    (105,671)      (69,527)     (133,956)
------------------------------------------------------------------------------------------
        123,318            36,664          69,324      578,716       347,375     1,195,861
------------------------------------------------------------------------------------------
        227,872             6,479         451,568    2,162,981     2,031,696     3,020,101
------------------------------------------------------------------------------------------
          2,031            11,889               -      172,950       525,981     9,640,344
       (128,159)          (72,387)              -            -             -             -
         69,085            16,384               -            -             -             -
        461,385           251,357               -            -             -             -
      1,177,881           536,322               -   (1,032,695)    1,143,052    (6,093,763)
------------------------------------------------------------------------------------------
      1,582,223           743,565               -     (859,745)    1,669,033     3,546,581
------------------------------------------------------------------------------------------
$     1,810,095   $       750,044   $     451,568   $1,303,236   $ 3,700,729   $ 6,566,682
------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                              81

                See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS FOR THE PERIOD ENDED APRIL 30, 2007 (UNAUDITED)

-----------------------------------------------------------------------------
                                                                    LARGE CAP
                                                                   VALUE FUND

INVESTMENT INCOME:
  Interest                                                        $    70,890
  Dividends
    Unaffiliated issuers                                            2,291,143
    Less: Foreign taxes withheld                                       (2,080)
  Securities lending income                                                 -
                                                                  -----------
    Total investment income                                         2,359,953
                                                                  -----------

EXPENSES:
Management fees                                                       521,691
Administration and transfer agent fees                                248,680
Registration expenses                                                  19,677
Custodian and accounting fees                                          26,925
Professional fees                                                      13,185
Reports to shareholder expense                                         14,050
Trustees' fees                                                          9,386
Distribution fees - Class B                                           220,597
Shareholder servicing fees - Class A                                  145,547
Shareholder servicing fees - Class B                                   73,532
Compliance expense                                                      2,841
Amortization of offering costs                                              -
Other expenses                                                          5,400
                                                                  -----------
  Total expenses before reimbursement/waiver                        1,301,511
  Less reimbursement/waiver                                           (85,732)
                                                                  -----------
  Total expenses net of reimbursement/waiver                        1,215,779
                                                                  -----------

NET INVESTMENT INCOME (LOSS)                                        1,144,174
                                                                  -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments (including net realized
  gain (loss) on foreign currency related transactions)(1)
    Unaffiliated issuers                                            5,441,945
Net change in unrealized appreciation on investments
  (including a net unrealized appreciation (depreciation) on
  foreign currency related transactions)(2)                         9,302,868
                                                                  -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                    14,744,813
                                                                  -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS                        $15,888,987
                                                                  -----------

(1) Includes foreign capital gains taxes paid of $4,899 for the International Stock Fund.
(2) Net of deferred foreign capital gains taxes of $20 for the International Stock Fund.



--------------------------------------------------------------------------------
82

                See accompanying Notes to Financial Statements.

----------------------------------------------------------------------------------------
  LARGE CAP       MID CAP       MID CAP       SMALL CAP        SMALL CAP   INTERNATIONAL
GROWTH FUND    VALUE FUND   GROWTH FUND   VALUE FUND(3)   GROWTH FUND(3)      STOCK FUND
----------------------------------------------------------------------------------------
$    49,241   $    20,179   $    36,928     $    13,220       $  10,868    $     59,355

    636,441       767,474        68,151          57,404          14,313       1,245,261
     (2,445)          (22)            -               -             (81)        (98,638)
      5,877        10,244         9,350               -               -               -
----------------------------------------------------------------------------------------
    689,114       797,875       114,429          70,624          25,100       1,205,978
----------------------------------------------------------------------------------------

    456,309       322,978       227,105          37,525          39,675         530,559
    218,434       118,056       105,552          22,455          22,518         111,926
     18,204        17,930        18,429           7,166           7,166          17,371
     23,130        24,654        25,476          11,242          12,462         138,341
     11,667        10,458         9,764           7,249           7,255          14,357
      9,233         5,071         4,455             904             932           7,443
      5,948         3,239         2,924             332             347           5,105
    154,840        92,680        58,474             291             267          61,197
     80,167        45,363        42,410           4,513           4,265          83,305
     51,613        30,893        19,491              97              89          20,399
      2,841         2,841         2,841           2,447           2,447           2,841
          -             -             -           2,794           2,794               -
      3,544         2,133         1,899           2,207           2,208           3,155
----------------------------------------------------------------------------------------
  1,035,930       676,296       518,820          99,222         102,425         995,999
   (171,712)     (116,336)      (90,063)        (47,447)        (48,208)       (148,148)
----------------------------------------------------------------------------------------
    864,218       559,960       428,757          51,775          54,217         847,851

   (175,104)      237,915      (314,328)         18,849         (29,117)        358,127

  2,319,249     2,546,955     2,885,706          83,965           5,218      11,384,803

  5,304,528     4,129,119     4,120,339         697,075         741,594          17,639
----------------------------------------------------------------------------------------
  7,623,777     6,676,074     7,006,045         781,040         746,812      11,402,442
----------------------------------------------------------------------------------------
$ 7,448,673   $ 6,913,989   $ 6,691,717     $   799,889       $ 717,695    $ 11,760,569
----------------------------------------------------------------------------------------

(3) Fund commenced investment operations on December 27, 2006.



                See accompanying Notes to Financial Statements.
----------------------------------------------------------------------------------------
                                                                                     83

STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------
                                                                CONSERVATIVE ALLOCATION FUND
                                                            ------------------------------------
                                                               SIX MONTHS
                                                                 ENDED            PERIOD ENDED
                                                             APRIL 30, 2007       OCTOBER 31,
                                                              (UNAUDITED)           2006(1)
NET ASSETS AT BEGINNING OF PERIOD                             $ 3,652,901          $        -
                                                            ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                                    106,079              16,986
  Net realized gain (loss)                                         34,889               2,819
  Net change in unrealized appreciation                           141,083              87,258
                                                            ------------------------------------
  Net increase in net assets from operations                      282,051             107,063
                                                            ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                                       (51,399)                  -
    Class B                                                        (8,831)                  -
    Class Y(2)                                                          -                   -
  Net realized gains
    Class A                                                        (2,755)                  -
    Class B                                                          (722)                  -
                                                            ------------------------------------
TOTAL DISTRIBUTIONS                                               (63,707)                  -
CAPITAL STOCK TRANSACTIONS:
  CLASS A SHARES
  Shares sold                                                   5,633,061           2,974,268
  Issued to shareholders in reinvestment of
    distributions                                                  53,996                   -
  Shares redeemed                                                (221,614)            (37,356)
  Redemption fees                                                       -                  53
                                                            ------------------------------------
  Net increase (decrease) from capital stock
    transactions                                                5,465,443           2,936,965
                                                            ------------------------------------
  CLASS B SHARES
  Shares sold                                                   2,108,076             640,103
  Issued to shareholders in reinvestment of
    distributions                                                   9,473                   -
  Shares redeemed                                                 (49,244)            (31,230)
                                                            ------------------------------------
  Net increase (decrease) from capital stock
    transactions                                                2,068,305             608,873
                                                            ------------------------------------
  CLASS Y SHARES(2)
  Shares sold
  Issued to shareholders in reinvestment of
    distributions
  Shares redeemed
                                                            ------------------------------------
  Net increase from capital stock transactions
                                                            ------------------------------------
TOTAL INCREASE IN NET ASSETS                                    7,752,092           3,652,901
                                                            ------------------------------------
NET ASSETS at end of period                                   $11,404,993          $3,652,901
                                                            ------------------------------------
  Accumulated net investment income                           $    59,414          $   13,565
                                                            ------------------------------------
CAPITAL SHARE TRANSACTIONS:
  CLASS A SHARES
  Shares sold                                                     527,130             291,590
  Issued to shareholders in reinvestment of
    distributions                                                   5,105                   -
  Shares redeemed                                                 (20,695)             (3,609)
                                                            ------------------------------------
  Net increase (decrease) from capital stock
    transactions                                                  511,540             287,981
                                                            ------------------------------------
  CLASS B SHARES
  Shares sold                                                     197,614              62,123
  Issued to shareholders in reinvestment of
    distributions                                                     895                   -
  Shares redeemed                                                  (4,599)             (2,959)
                                                            ------------------------------------
  Net increase (decrease) from capital stock
    transactions                                                  193,910              59,164
                                                            ------------------------------------
  CLASS Y SHARES(2)
  Shares sold
  Issued to shareholders in reinvestment of
    distributions
  Shares redeemed
                                                            ------------------------------------
  Net increase from capital stock transactions
                                                            ------------------------------------

(1) Fund commenced investment operations on June 30, 2006.



--------------------------------------------------------------------------------
84

                See accompanying Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------------
       MODERATE ALLOCATION FUND                 AGGRESSIVE ALLOCATION FUND                     CASH RESERVES FUND
---------------------------------------     -----------------------------------     -----------------------------------------
      SIX MONTHS                              SIX MONTHS                              SIX MONTHS
         ENDED           PERIOD ENDED            ENDED           PERIOD ENDED            ENDED            YEAR ENDED
    APRIL 30, 2007        OCTOBER 31,       APRIL 30, 2007        OCTOBER 31,       APRIL 30, 2007        OCTOBER 31,
      (UNAUDITED)           2006(1)           (UNAUDITED)           2006(1)           (UNAUDITED)            2006
      $12,050,789         $         -         $ 3,839,277         $        -          $17,976,511        $ 17,347,840
-----------------------------------------------------------------------------------------------------------------------------
          227,872              18,061               6,479             (4,587)             451,568             644,555
          404,342               3,306             207,243              1,589                    -                  (5)
        1,177,881             377,760             536,322            194,033                    -                   -
-----------------------------------------------------------------------------------------------------------------------------
        1,810,095             399,127             750,044            191,035              451,568             644,550
-----------------------------------------------------------------------------------------------------------------------------
         (181,906)                  -             (59,585)                 -             (240,760)           (453,637)
          (40,991)                  -             (16,067)                 -              (74,759)           (172,164)
                -                   -                   -                  -             (136,049)            (19,565)
           (2,871)                  -                   -                  -                    -                   -
           (1,005)                  -                   -                  -                    -                   -
-----------------------------------------------------------------------------------------------------------------------------
         (226,773)                  -             (75,652)                 -             (451,568)           (645,366)
       23,499,271           8,485,312           6,905,459          2,556,341            1,727,830          12,927,325
          182,707                   -              59,544                  -              234,751             443,451
       (1,022,020)            (19,946)           (336,466)           (25,928)          (2,707,520)        (13,623,930)
               36                   -                 337                  -                    -                   -
-----------------------------------------------------------------------------------------------------------------------------
       22,659,994           8,465,366           6,628,874          2,530,413             (744,939)           (253,154)
-----------------------------------------------------------------------------------------------------------------------------
        9,624,439           3,253,668           2,945,531          1,149,576              401,545           1,362,350
           41,397                   -              15,850                  -               69,146             157,059
         (600,555)            (67,372)            (66,458)           (31,747)          (1,315,221)         (3,382,216)
-----------------------------------------------------------------------------------------------------------------------------
        9,065,281           3,186,296           2,894,923          1,117,829             (844,530)         (1,862,807)
-----------------------------------------------------------------------------------------------------------------------------
                -                   -                   -                  -            7,052,451           2,939,100
                -                   -                   -                  -              136,068              19,565
                -                   -                   -                  -             (321,365)           (213,217)
-----------------------------------------------------------------------------------------------------------------------------
                -                   -                   -                  -            6,867,154           2,745,448
-----------------------------------------------------------------------------------------------------------------------------
       33,308,597          12,050,789          10,198,189          3,839,277            5,277,685             628,671
-----------------------------------------------------------------------------------------------------------------------------
      $45,359,386         $12,050,789         $14,037,466         $3,839,277          $23,254,196        $ 17,976,511
-----------------------------------------------------------------------------------------------------------------------------
      $    20,487         $    15,512         $   (69,173)        $        -          $        (8)       $         (8)
-----------------------------------------------------------------------------------------------------------------------------
        2,143,276             824,793             614,614            251,071            1,727,830          12,927,380
           16,867                   -               5,384                  -              234,750             443,451
          (92,430)             (1,930)            (30,110)            (2,475)          (2,707,520)        (13,623,930)
-----------------------------------------------------------------------------------------------------------------------------
        2,067,713             822,863             589,888            248,596             (744,940)           (253,099)
-----------------------------------------------------------------------------------------------------------------------------
          878,107             315,940             261,120            111,446              401,546           1,361,802
            3,821                   -               1,431                  -               69,146             157,059
          (54,831)             (6,415)             (5,754)            (3,096)          (1,315,220)         (3,382,216)
-----------------------------------------------------------------------------------------------------------------------------
          827,097             309,525             256,797            108,350             (844,528)         (1,863,355)
-----------------------------------------------------------------------------------------------------------------------------
                                                                                        7,052,450           2,939,100
                                                                                          136,068              19,565
                                                                                         (321,365)           (213,217)
-----------------------------------------------------------------------------------------------------------------------------
                                                                                        6,867,153           2,745,448
-----------------------------------------------------------------------------------------------------------------------------

(2) Class Y shares commenced investment operations on June 30, 2006. Class Y is not available for the Allocation Funds.



--------------------------------------------------------------------------------
                                                                              85

                See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------
                                                                         BOND FUND
                                                            -----------------------------------
                                                            SIX MONTHS ENDED
                                                             APRIL 30, 2007       YEAR ENDED
                                                              (UNAUDITED)      OCTOBER 31, 2006
NET ASSETS AT BEGINNING OF PERIOD                             $103,020,128       $109,530,215
                                                            -----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                          2,162,981          4,112,855
  Net realized gain (loss)                                         172,950           (403,816)
  Net change in unrealized appreciation (depreciation)          (1,032,695)           696,586
                                                            -----------------------------------
  Net increase in net assets from operations                     1,303,236          4,405,625
                                                            -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                                     (1,262,330)        (2,612,420)
    Class B                                                       (625,266)        (1,484,994)
    Class Y(1)                                                    (267,341)           (48,143)
  Net realized gains
    Class A                                                              -                  -
    Class B                                                              -                  -
                                                            -----------------------------------
TOTAL DISTRIBUTIONS                                             (2,154,937)        (4,145,557)
CAPITAL STOCK TRANSACTIONS:
  CLASS A SHARES
  Shares sold                                                    2,940,523         10,141,287
  Issued to shareholders in reinvestment of distributions        1,219,552          2,518,469
  Shares redeemed                                               (6,434,195)       (15,108,256)
  Redemption fees                                                       31                544
                                                            -----------------------------------
  Net increase (decrease) from capital stock transactions       (2,274,089)        (2,447,956)
                                                            -----------------------------------
  CLASS B SHARES
  Shares sold                                                      500,804          2,127,842
  Issued to shareholders in reinvestment of distributions          568,326          1,353,157
  Shares redeemed                                               (6,022,823)       (13,860,774)
                                                            -----------------------------------
  Net (decrease) from capital stock transactions                (4,953,693)       (10,379,775)
                                                            -----------------------------------
  CLASS Y SHARES(1)
  Shares sold                                                   13,812,019          7,826,110
  Issued to shareholders in reinvestment of distributions          267,382             48,144
  Shares redeemed                                               (4,379,361)        (1,816,678)
                                                            -----------------------------------
  Net increase from capital stock transactions                   9,700,040          6,057,576
                                                            -----------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          1,620,557         (6,510,087)
                                                            -----------------------------------
NET ASSETS at end of period                                   $104,640,685       $103,020,128
                                                            -----------------------------------
  Accumulated net investment income                           $     10,923       $      2,879
                                                            -----------------------------------
CAPITAL SHARE TRANSACTIONS:
  CLASS A SHARES
  Shares sold                                                      298,755          1,036,915
  Issued to shareholders in reinvestment of distributions          123,904            257,346
  Shares redeemed                                                 (653,182)        (1,544,979)
                                                            -----------------------------------
  Net increase (decrease) from capital stock transactions         (230,523)          (250,718)
                                                            -----------------------------------
  CLASS B SHARES
  Shares sold                                                       50,831            217,901
  Issued to shareholders in reinvestment of distributions           57,694            138,200
  Shares redeemed                                                 (611,263)        (1,417,962)
                                                            -----------------------------------
  Net (decrease) from capital stock transactions                  (502,738)        (1,061,861)
                                                            -----------------------------------
  CLASS Y SHARES(1)
  Shares sold                                                    1,403,364            803,148
  Issued to shareholders in reinvestment of distributions           27,201              4,897
  Shares redeemed                                                 (445,723)          (186,172)
                                                            -----------------------------------
  Net increase from capital stock transactions                     984,842            621,873
                                                            -----------------------------------

(1) Class Y shares commenced investment operations on June 30, 2006. Class Y is not available for the Diversified Income Fund.



--------------------------------------------------------------------------------
86

                See accompanying Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------------------
            HIGH INCOME FUND                         DIVERSIFIED INCOME FUND                    LARGE CAP VALUE FUND
-----------------------------------------     -------------------------------------     -------------------------------------
    SIX MONTHS ENDED                          SIX MONTHS ENDED                          SIX MONTHS ENDED
     APRIL 30, 2007         YEAR ENDED         APRIL 30, 2007         YEAR ENDED         APRIL 30, 2007         YEAR ENDED
      (UNAUDITED)        OCTOBER 31, 2006       (UNAUDITED)        OCTOBER 31, 2006       (UNAUDITED)        OCTOBER 31, 2006
      $56,016,602          $ 65,126,572         $171,824,889         $205,715,130         $183,376,048         $177,793,189
-----------------------------------------------------------------------------------------------------------------------------------
        2,031,696             3,653,072            3,020,101            3,179,018            1,144,174            2,228,256
          525,981               313,613            9,640,344           11,963,911            5,441,945           12,909,804
        1,143,052               310,355           (6,093,763)           1,301,919            9,302,868           14,788,053
-----------------------------------------------------------------------------------------------------------------------------------
        3,700,729             4,277,040            6,566,682           16,444,848           15,888,987           29,926,113
-----------------------------------------------------------------------------------------------------------------------------------
       (1,289,166)           (2,431,599)          (1,827,656)          (2,031,413)          (1,683,244)          (1,397,838)
         (508,169)           (1,189,183)          (1,180,039)          (1,152,532)            (427,319)            (417,037)
         (233,296)              (33,786)                                                      (194,702)                   -
                -                     -           (1,608,464)                   -                    -                    -
                -                     -           (1,343,805)                   -                    -                    -
-----------------------------------------------------------------------------------------------------------------------------------
       (2,030,631)           (3,654,568)          (5,959,964)          (3,183,945)          (2,305,265)          (1,814,875)
        3,505,732             9,892,530            8,768,944           17,702,055            9,378,996           20,907,477
        1,012,832             1,878,657            3,377,511            2,003,495            1,665,527            1,385,357
       (4,823,011)          (19,763,802)         (11,199,135)         (42,574,463)         (11,700,975)         (29,570,359)
              121                   705                  473                1,022                  384                   46
-----------------------------------------------------------------------------------------------------------------------------------
         (304,326)           (7,991,910)             947,793          (22,867,891)            (656,068)          (7,277,479)
-----------------------------------------------------------------------------------------------------------------------------------
          216,750             1,626,452            1,449,515            4,521,125            1,170,836            3,990,922
          422,757               978,918            2,477,492            1,127,458              417,339              406,155
       (2,785,043)           (6,963,369)         (14,783,837)         (29,931,836)         (12,809,040)         (26,471,869)
-----------------------------------------------------------------------------------------------------------------------------------
       (2,145,536)           (4,357,999)         (10,856,830)         (24,283,253)         (11,220,865)         (22,074,792)
-----------------------------------------------------------------------------------------------------------------------------------
        7,157,739             2,800,030                                                     16,874,036            7,945,792
          233,296                33,786                                                        194,702                    -
         (432,248)             (216,349)                                                    (1,122,486)          (1,121,900)
-----------------------------------------------------------------------------------------------------------------------------------
        6,958,787             2,617,467                                                     15,946,252            6,823,892
-----------------------------------------------------------------------------------------------------------------------------------
        6,179,023            (9,109,970)          (9,302,319)         (33,890,241)          17,653,041            5,582,859
-----------------------------------------------------------------------------------------------------------------------------------
      $62,195,625          $ 56,016,602         $162,522,570         $171,824,889         $201,029,089         $183,376,048
-----------------------------------------------------------------------------------------------------------------------------------
      $   157,776          $    156,711         $     18,334         $      5,928         $    572,246         $  1,733,337
-----------------------------------------------------------------------------------------------------------------------------------
          468,079             1,350,232              663,963            1,401,144              590,847            1,480,466
          135,405               257,041              255,855              158,390              104,031              103,154
         (642,523)           (2,698,570)            (847,519)          (3,411,546)            (732,953)          (2,112,059)
-----------------------------------------------------------------------------------------------------------------------------------
          (39,039)           (1,091,297)              72,299           (1,852,012)             (38,075)            (528,439)
-----------------------------------------------------------------------------------------------------------------------------------
           28,756               221,556              109,716              357,686               74,287              287,531
           56,335               133,435              187,477               89,093               26,363               30,584
         (370,495)             (947,225)          (1,118,720)          (2,368,149)            (817,528)          (1,896,703)
-----------------------------------------------------------------------------------------------------------------------------------
         (285,404)             (592,234)            (821,527)          (1,921,370)            (716,878)          (1,578,588)
-----------------------------------------------------------------------------------------------------------------------------------
          954,079               382,987                                                      1,056,385              539,416
           31,095                 4,613                                                         12,177                    -
          (57,601)              (29,563)                                                       (71,012)             (76,478)
-----------------------------------------------------------------------------------------------------------------------------------
          927,573               358,037                                                        997,550              462,938
-----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                              87

                See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------
                                                                 LARGE CAP GROWTH FUND
                                                          ------------------------------------
                                                             SIX MONTHS
                                                               ENDED             YEAR ENDED
                                                           APRIL 30, 2007       OCTOBER 31,
                                                            (UNAUDITED)             2006
NET ASSETS AT BEGINNING OF PERIOD                          $  119,129,652       $133,731,230
                                                          ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                                   (175,104)          (256,752)
  Net realized gain                                             2,319,249         15,215,544
  Net change in unrealized appreciation (depreciation)          5,304,528         (6,799,789)
                                                          ------------------------------------
  Net increase in net assets from operations                    7,448,673          8,159,003
                                                          ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                                             -           (422,539)
    Class Y(2)                                                          -                  -
  Net realized gains
    Class A                                                             -                  -
    Class B                                                             -                  -
    Class Y(2)                                                          -                  -
                                                          ------------------------------------
TOTAL DISTRIBUTIONS                                                     -           (422,539)
CAPITAL STOCK TRANSACTIONS:
  CLASS A SHARES
  Shares sold                                                   5,690,463         11,131,414
  Issued to shareholders in reinvestment of
    distributions                                                       -            419,623
  Shares redeemed                                              (9,658,000)       (29,196,406)
  Redemption fees                                                     (52)               150
                                                          ------------------------------------
  Net increase (decrease) from capital stock
    transactions                                               (3,967,589)       (17,645,219)
                                                          ------------------------------------
  CLASS B SHARES
  Shares sold                                                     829,631          2,608,151
  Issued to shareholders in reinvestment of
    distributions                                                       -                  -
  Shares redeemed                                              (8,045,797)       (16,717,772)
                                                          ------------------------------------
  Net increase (decrease) from capital stock
    transactions                                               (7,216,166)       (14,109,621)
                                                          ------------------------------------
  CLASS Y SHARES(2)
  Shares sold                                                  19,251,187         10,230,128
  Issued to shareholders in reinvestment of
    distributions                                                       -                  -
  Shares redeemed                                              (5,499,490)          (813,330)
                                                          ------------------------------------
  Net increase from capital stock transactions                 13,751,697          9,416,798
                                                          ------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        10,016,615        (14,601,578)
                                                          ------------------------------------
NET ASSETS at end of period                                $  129,146,267       $119,129,652
                                                          ------------------------------------
  Accumulated net investment income                        $     (175,104)      $          -
                                                          ------------------------------------
CAPITAL SHARE TRANSACTIONS:
  CLASS A SHARES
  Shares sold                                                     378,052            793,139
  Issued to shareholders in reinvestment of
    distributions                                                       -             30,145
  Shares redeemed                                                (637,819)        (2,129,786)
                                                          ------------------------------------
  Net increase (decrease) from capital stock
    transactions                                                 (259,767)        (1,306,502)
                                                          ------------------------------------
  CLASS B SHARES
  Shares sold                                                      58,262            196,201
  Issued to shareholders in reinvestment of
    distributions                                                       -                  -
  Shares redeemed                                                (566,197)        (1,260,713)
                                                          ------------------------------------
  Net increase (decrease) from capital stock
    transactions                                                 (507,935)        (1,064,512)
                                                          ------------------------------------
  CLASS Y SHARES(2)
  Shares sold                                                   1,273,045            733,687
  Issued to shareholders in reinvestment of
    distributions                                                       -                  -
  Shares redeemed                                                (365,385)           (58,549)
                                                          ------------------------------------
  Net increase from capital stock transactions                    907,660            675,138
                                                          ------------------------------------

(1) Fund commenced investment operations on December 27, 2006.



--------------------------------------------------------------------------------
88

                See accompanying Notes to Financial Statements.

---------------------------------------------------------------------------------------------------------
            MID CAP VALUE FUND                      MID CAP GROWTH FUND             SMALL CAP VALUE
    -----------------------------------     -----------------------------------         FUND(1)
      SIX MONTHS                              SIX MONTHS                            ---------------
         ENDED            YEAR ENDED             ENDED            YEAR ENDED         PERIOD ENDED
    APRIL 30, 2007        OCTOBER 31,       APRIL 30, 2007        OCTOBER 31,       APRIL 30, 2007
      (UNAUDITED)            2006             (UNAUDITED)            2006             (UNAUDITED)
      $64,708,039         $66,758,591         $57,482,606         $46,859,450         $         -
---------------------------------------------------------------------------------------------------------
          237,915             180,120            (314,328)           (417,673)             18,849
        2,546,955          14,089,064           2,885,706          10,239,937              83,965
        4,129,119          (3,919,762)          4,120,339          (1,880,424)            697,075
---------------------------------------------------------------------------------------------------------
        6,913,989          10,349,422           6,691,717           7,941,840             799,889
---------------------------------------------------------------------------------------------------------
         (225,891)            (24,039)                  -                   -                   -
          (58,245)                  -                   -                   -                   -
       (6,548,150)         (2,905,036)                  -                   -                   -
       (4,744,286)         (1,562,221)                  -                   -                   -
       (1,122,905)                  -                   -                   -                   -
---------------------------------------------------------------------------------------------------------
      (12,699,477)         (4,491,296)                  -                   -                   -
        4,326,117           7,577,181           3,078,217           6,486,021           5,600,732
        6,652,423           2,882,740                   -                   -                   -
       (3,589,171)        (23,629,914)         (6,340,925)        (10,206,754)             (9,016)
               58                 371                 241               1,156                 111
---------------------------------------------------------------------------------------------------------
        7,389,427         (13,169,622)         (3,262,467)         (3,719,577)          5,591,827
---------------------------------------------------------------------------------------------------------
          816,005           3,462,269             381,261           2,327,950             148,122
        4,640,283           1,515,538                   -                   -                   -
       (2,948,451)         (4,997,839)         (2,506,905)         (3,289,072)                  -
---------------------------------------------------------------------------------------------------------
        2,507,837             (20,032)         (2,125,644)           (961,122)            148,122
---------------------------------------------------------------------------------------------------------
        8,036,211           5,787,430          12,729,468           8,014,612           7,938,375
        1,181,150                   -                   -                   -                   -
       (3,934,089)           (506,454)         (5,207,214)           (652,597)           (228,396)
---------------------------------------------------------------------------------------------------------
        5,283,272           5,280,976           7,522,254           7,362,015           7,709,979
---------------------------------------------------------------------------------------------------------
        9,395,048          (2,050,552)          8,825,860          10,623,156          14,249,817
---------------------------------------------------------------------------------------------------------
      $74,103,087         $64,708,039         $66,308,466         $57,482,606         $14,249,817
---------------------------------------------------------------------------------------------------------
      $    94,204         $   140,425         $  (314,328)        $         -         $    18,849
---------------------------------------------------------------------------------------------------------
          308,678             521,717             467,167           1,105,355             558,242
          503,679             207,113                   -                   -                   -
         (258,694)         (1,651,619)           (959,673)         (1,738,051)               (861)
---------------------------------------------------------------------------------------------------------
          553,663            (922,789)           (492,506)           (632,696)            557,381
---------------------------------------------------------------------------------------------------------
           61,690             246,758              60,713             415,538              14,604
          368,569             112,429                   -                   -                   -
         (219,939)           (355,404)           (399,431)           (587,263)                  -
---------------------------------------------------------------------------------------------------------
          210,320               3,783            (338,718)           (171,725)             14,604
---------------------------------------------------------------------------------------------------------
          573,008             389,726           1,923,992           1,359,324             788,758
           89,247                   -                   -                   -                   -
         (281,268)            (34,208)           (803,352)           (111,184)            (21,978)
---------------------------------------------------------------------------------------------------------
          380,987             355,518           1,120,640           1,248,140             766,780
---------------------------------------------------------------------------------------------------------

(2) Class Y shares commenced investment operations on June 30, 2006, except for the Small Cap Value and Small Cap Growth Funds which commenced investment operations on January 9, 2007.



--------------------------------------------------------------------------------
                                                                              89

                See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------------
                                                             SMALL CAP GROWTH FUND(1)
                                                             ------------------------
                                                                   PERIOD ENDED
                                                                  APRIL 30, 2007
                                                                   (UNAUDITED)
NET ASSETS AT BEGINNING OF PERIOD                                   $         -
                                                             ------------------------
INCREASE IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss)                                           (29,117)
 Net realized gain                                                        5,218
 Net change in unrealized appreciation                                  741,594
                                                             ------------------------
 Net increase in net assets from operations                             717,695
                                                             ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income
   Class A                                                                 (777)
   Class B                                                                   (6)
   Class Y(2)                                                                 -
 Net realized gains
   Class A                                                                    -
   Class B                                                                    -
   Class Y(2)                                                                 -
                                                             ------------------------
TOTAL DISTRIBUTIONS                                                        (783)
CAPITAL STOCK TRANSACTIONS:
 CLASS A SHARES
 Shares sold                                                          4,933,125
 Issued to shareholders in reinvestment of distributions                    777
 Shares redeemed                                                         (5,506)
 Redemption fees                                                            110
                                                             ------------------------
 Net increase (decrease) from capital stock transactions              4,928,506
                                                             ------------------------
 CLASS B SHARES
 Shares sold                                                            109,893
 Issued to shareholders in reinvestment of distributions                      6
 Shares redeemed                                                              -
                                                             ------------------------
 Net increase from capital stock transactions                           109,899
                                                             ------------------------
 CLASS Y SHARES(2)
 Shares sold                                                          9,451,902
 Issued to shareholders in reinvestment of distributions                      -
 Shares redeemed                                                       (188,724)
                                                             ------------------------
 Net increase from capital stock transactions                         9,263,178
                                                             ------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              15,018,495
                                                             ------------------------
NET ASSETS at end of period                                         $15,018,495
                                                             ------------------------
 Accumulated net investment income                                  $   (29,900)
                                                             ------------------------
CAPITAL SHARE TRANSACTIONS:
 CLASS A SHARES
 Shares sold                                                            493,203
 Issued to shareholders in reinvestment of distributions                     78
 Shares redeemed                                                           (532)
                                                             ------------------------
 Net increase (decrease) from capital stock transactions                492,749
                                                             ------------------------
 CLASS B SHARES
 Shares sold                                                             10,971
 Issued to shareholders in reinvestment of distributions                      1
 Shares redeemed                                                              -
                                                             ------------------------
 Net increase from capital stock transactions                            10,972
                                                             ------------------------
 CLASS Y SHARES(2)
 Shares sold                                                            941,887
 Issued to shareholders in reinvestment of distributions                      -
 Shares redeemed                                                        (18,438)
                                                             ------------------------
 Net increase from capital stock transactions                           923,449
                                                             ------------------------



--------------------------------------------------------------------------------
90

                See accompanying Notes to Financial Statements.

                                          (1) Fund commenced investment
                                              operations on December 27,
                                              2006.
                                          (2) Class Y shares commenced
                                              investment operations on
                                              June 30, 2006, except for
                                              the Small Cap Value and
                                              Small Cap Growth Funds
                                              which commenced investment
                                              operations on January 9,
                                              2007.

------------------------------------------
         INTERNATIONAL STOCK FUND
------------------------------------------
    SIX MONTHS ENDED
     APRIL 30, 2007          YEAR ENDED
      (UNAUDITED)         OCTOBER 31, 2006
      $104,157,984          $ 69,746,931
------------------------------------------
           358,127               777,112
        11,384,803            10,823,451
            17,639             6,822,444
------------------------------------------
        11,760,569            18,423,007
------------------------------------------
          (621,924)             (635,430)
                 -               (30,964)
          (144,326)                    -
        (8,014,543)              (31,599)
        (1,623,774)               (6,158)
        (1,290,872)                    -
------------------------------------------
       (11,695,439)             (704,151)
         6,164,164            11,830,931
         8,362,721               647,398
       (39,690,129)           (6,807,125)
               324                   990
------------------------------------------
       (25,162,920)            5,672,194
------------------------------------------
         1,262,634             5,994,867
         1,591,060                36,150
        (2,682,419)           (3,623,098)
------------------------------------------
           171,275             2,407,919
------------------------------------------
        20,628,060             9,549,386
         1,435,198                     -
        (1,827,396)             (937,302)
------------------------------------------
        20,235,862             8,612,084
------------------------------------------
        (4,690,653)           34,411,053
------------------------------------------
      $ 99,467,331          $104,157,984
------------------------------------------
      $    181,279          $    589,402
------------------------------------------
           406,163               821,660
           557,967                48,064
        (2,648,558)             (477,375)
------------------------------------------
        (1,684,428)              392,349
------------------------------------------
            83,257               420,428
           107,868                 2,708
          (177,485)             (251,326)
------------------------------------------
            13,640               171,810
------------------------------------------
         1,347,014               638,254
            95,661                     -
          (121,251)              (62,503)
------------------------------------------
         1,321,424               575,751
------------------------------------------



--------------------------------------------------------------------------------
                                                                              91

                See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING

                                    CONSERVATIVE ALLOCATION FUND       MODERATE ALLOCATION FUND      AGGRESSIVE ALLOCATION FUND
                                  --------------------------------   ----------------------------   -----------------------------
                                    SIX MONTHS                       SIX MONTHS                      SIX MONTHS
                                       Ended                            Ended                          Ended
                                     04/30/07         Inception       04/30/07       Inception        04/30/07       Inception
                                    (unaudited)     to 10/31/06(1)   (unaudited)   to 10/31/06(1)   (unaudited)    to 10/31/06(1)
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
------
NET ASSET VALUE at beginning of
  period                              $ 10.53          $ 10.00         $ 10.65        $ 10.00          $ 10.76         $10.00
                                  -----------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income                  0.14             0.05            0.11           0.02             0.09          (0.01)
  Net realized and unrealized
    gain on investments                  0.30             0.48            0.63           0.63             0.97           0.77
                                  -----------------------------------------------------------------------------------------------
   Total from investment
     operations                          0.44             0.53            0.74           0.65             1.06           0.76
                                  -----------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net
    investment income                   (0.12)               -           (0.12)             -            (0.15)             -
  Distributions from capital
    gains                               (0.01)               -         0.00(5)              -
                                  -----------------------------------------------------------------------------------------------
   Total distributions                  (0.13)               -           (0.12)             -            (0.15)             -
                                  -----------------------------------------------------------------------------------------------
Net increase in net asset value          0.31             0.53            0.62           0.65             0.91           0.76
                                  -----------------------------------------------------------------------------------------------
NET ASSET VALUE at end of period      $ 10.84          $ 10.53         $ 11.27        $ 10.65          $ 11.67         $10.76
                                  -----------------------------------------------------------------------------------------------
TOTAL RETURN(2)                          4.15%(3)         5.30%(3)        7.04%(3)       6.50%(3)         9.90%(3)       7.60%(3)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in
  000's)                              $ 8,666          $ 3,031         $32,575        $ 8,762          $ 9,785         $2,675
Ratios of expenses to average net
  assets
 Before reimbursement of expenses
   by Adviser                            2.70%(4)        10.53%(4)        1.07%(4)       4.73%(4)         2.43%(4)      10.14%(4)
 After reimbursement of expenses
   by Adviser                            0.70%(4)         0.70%(4)        0.70%(4)       0.70%(4)         0.70%(4)       0.70%(4)
Ratio of net investment income to
  average net assets
 After reimbursement of expenses
   by Adviser                            3.20%(4)         2.78%(4)        1.94%(4)       1.34%(4)         0.38%(4)      (0.56)%(4)
Portfolio Turnover(5)                      24%(3)           26%(3)          18%(3)         11%(3)           29%(3)         10%(3)
CLASS B
------
NET ASSET VALUE at beginning of
  period                              $ 10.51          $ 10.00         $ 10.63        $ 10.00          $ 10.74         $10.00
                                  -----------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income                  0.09             0.02            0.06           0.01             0.04          (0.01)
  Net realized and unrealized
    gain on investments                  0.31             0.49            0.64           0.62             0.96           0.75
                                  -----------------------------------------------------------------------------------------------
   Total from investment
     operations                          0.40             0.51            0.70           0.63             1.00           0.74
                                  -----------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net
    investment income                   (0.08)               -           (0.08)             -            (0.10)             -
  Distributions from capital
    gains                               (0.01)               -         0.00(5)              -
                                  -----------------------------------------------------------------------------------------------
   Total distributions                  (0.09)               -           (0.08)             -            (0.10)             -
                                  -----------------------------------------------------------------------------------------------
Net increase in net asset value          0.31             0.51            0.62           0.63             0.90           0.74
                                  -----------------------------------------------------------------------------------------------
NET ASSET VALUE at end of period      $ 10.82          $ 10.51         $ 11.25        $ 10.63          $ 11.64         $10.74
                                  -----------------------------------------------------------------------------------------------
TOTAL RETURN                             3.76%(3)         5.10%(3)        6.64%(3)       6.30%(3)         9.41%(3)       7.40%(3)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in
  000's)                              $ 2,739          $   622         $12,784        $ 3,289          $ 4,252         $1,164
Ratios of expenses to average net
  assets
 Before reimbursement of expenses
   by Adviser                            3.37%(4)        10.21%(4)        1.81%(4)       4.71%(4)         3.19%(4)      10.07%(4)
 After reimbursement of expenses
   by Adviser                            1.45%(4)         1.45%(4)        1.45%(4)       1.45%(4)         1.45%(4)       1.45%(4)
Ratio of net investment income to
  average net assets
 After reimbursement of expenses
   by Adviser                            2.41%(4)         2.20%(4)        0.94%(4)       0.67%(4)        (0.40)%(4)      (1.28)%(4)
Portfolio Turnover(5)                      24%(3)           26%(3)          18%(3)         11%(3)           29%(3)         10%(3)

----------------------------------
(1) Commenced investment operations on June 30, 2006.
(2) Total return at net asset value and excludes applicable sales charge.
(3) Not annualized.
(4) Annualized.
(5) Portfolio turnover is calculated at the Fund level and represents the entire fiscal year or period.


--------------------------------------------------------------------------------
92

                See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING

-------------------------------------------------------------------------------------------------------------------
                                                                  CASH RESERVES FUND
                                    -------------------------------------------------------------------------------
                                      SIX MONTHS                     FOR THE YEAR ENDED OCTOBER 31,
                                    ENDED 04/30/07   --------------------------------------------------------------
                                     (unaudited)        2006         2005         2004         2003         2002
CLASS A
------
NET ASSET VALUE at beginning of
  period                               $  1.00        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                    -------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                   0.02           0.04         0.02         0.01      0.00(1)         0.01
                                    -------------------------------------------------------------------------------
   Total from investment operations       0.02           0.04         0.02         0.01         0.00         0.01
                                    -------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net investment
    income                               (0.02)         (0.04)       (0.02)       (0.01)       (0.00)(1)    (0.01)
                                    -------------------------------------------------------------------------------
   Total distributions                   (0.02)         (0.04)       (0.02)       (0.01)       (0.00)       (0.01)
                                    -------------------------------------------------------------------------------
Net increase (decrease) in net
  asset value                                -              -            -            -            -            -
                                    -------------------------------------------------------------------------------
NET ASSET VALUE at end of period       $  1.00        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                    -------------------------------------------------------------------------------
TOTAL RETURN                              2.33%(3)       4.27%        2.33%        0.68%        0.75%        1.57%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in
  000's)                               $10,244        $10,989      $11,243      $11,916      $14,236      $16,487
Ratios of expenses to average net
  assets:
 Before reimbursement of expenses
   by Adviser                             1.08%(4)       1.09%        0.98%        0.82%        0.87%        0.99%
 After reimbursement of expenses by
   Adviser                                0.55%(4)       0.55%        0.55%        0.55%        0.55%        0.55%
Ratio of net investment income to
  average net assets
 After reimbursement of expenses by
   Adviser                                4.65%(4)       4.13%        2.30%        0.68%        0.75%        1.46%
CLASS B
------
NET ASSET VALUE at beginning of
  period                               $  1.00        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                    -------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                   0.02           0.03         0.02      0.00(1)      0.00(1)         0.01
                                    -------------------------------------------------------------------------------
   Total from investment operations       0.02           0.03         0.02         0.00         0.00         0.01
                                    -------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net investment
    income                               (0.02)         (0.03)       (0.02)           -      0.00(1)        (0.01)
                                    -------------------------------------------------------------------------------
   Total distributions                   (0.02)         (0.03)       (0.02)           -         0.00        (0.01)
                                    -------------------------------------------------------------------------------
Net increase (decrease) in net
  asset value                                -              -            -         0.00         0.00            -
                                    -------------------------------------------------------------------------------
NET ASSET VALUE at end of period       $  1.00        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                    -------------------------------------------------------------------------------
TOTAL RETURN                              1.94%(3)       3.48%        1.57%        0.07%        0.08%        0.81%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in
  000's)                               $ 3,397        $ 4,242      $ 6,105      $ 8,432      $12,071      $17,636
Ratios of expenses to average net
  assets:
 Before reimbursement of expenses
   by Adviser                             1.83%(4)       1.84%        1.73%        1.57%        1.62%        1.74%
 After reimbursement of expenses by
   Adviser                                1.30%(4)       1.30%        1.30%        1.15%(2)     1.23%(2)     1.30%
Ratio of net investment income to
  average net assets
 After reimbursement of expenses by
   Adviser                                3.90%(4)       3.37%        1.49%        0.06%        0.08%        0.71%

----------------------------------
(1) Amounts represent less than $0.005 per share
(2) Amount includes fees waived by distributor (Note 3).
(3) Not annualized.
(4) Annualized.



--------------------------------------------------------------------------------
                                                                              93

                See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING

-------------------------------------------------------------------
                                          CASH RESERVES FUND
                                    -------------------------------
                                      SIX MONTHS
                                    ENDED 04/30/07     INCEPTION
                                     (unaudited)     to 10/31/06(1)
CLASS Y
------
NET ASSET VALUE at beginning of
  period                               $  1.00           $  1.00
                                    -------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                   0.02              0.02
                                    -------------------------------
   Total from investment operations       0.02              0.02
                                    -------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net investment
    income                               (0.02)            (0.02)
                                    -------------------------------
      Total distributions                (0.02)            (0.02)
                                    -------------------------------
Net increase (decrease) in net
  asset value                                -                 -
                                    -------------------------------
NET ASSET VALUE at end of period       $  1.00           $  1.00
                                    -------------------------------
TOTAL RETURN                              2.33%(4)          1.57%(4)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in
  000's)                               $ 9,613           $ 2,746
Ratios of expenses to average net
  assets
 Before reimbursement of expenses
   by Adviser                             1.05%(5)          1.35%(5)
 After reimbursement of expenses by
   Adviser                                0.55%(5)          0.55%(5)
Ratio of net investment income to
  average net assets
 After reimbursement of expenses by
   Adviser                                4.70%(5)          4.75%(5)

                                                                   BOND FUND
                                        ----------------------------------------------------------------
                                          SIX MONTHS             FOR THE YEAR ENDED OCTOBER 31,
                                        ENDED 04/30/07   -----------------------------------------------
                                         (unaudited)      2006      2005      2004      2003      2002
--------------------------------------------------------------------------------------------------------
CLASS A
------
NET ASSET VALUE at beginning of period     $  9.88       $  9.85   $ 10.17   $ 10.12   $ 10.17   $ 10.23
                                        ----------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                       0.22          0.42      0.39      0.37      0.40      0.47
  Net realized and unrealized gain
    (loss) on investments                    (0.08)         0.03     (0.31)     0.07     (0.05)    (0.06)(3)
                                        ----------------------------------------------------------------
   Total from investment operations           0.14          0.45      0.08      0.44      0.35      0.41
                                        ----------------------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net investment
    income                                   (0.22)        (0.42)    (0.40)    (0.39)    (0.40)    (0.47)
                                        ----------------------------------------------------------------
   Total distributions                       (0.22)        (0.42)    (0.40)    (0.39)    (0.40)    (0.47)
                                        ----------------------------------------------------------------
Net increase (decrease) in net asset
  value                                      (0.08)         0.03     (0.32)     0.05     (0.05)    (0.06)
                                        ----------------------------------------------------------------
NET ASSET VALUE at end of period           $  9.80       $  9.88   $  9.85   $ 10.17   $ 10.12   $ 10.17
                                        ----------------------------------------------------------------
TOTAL RETURN(2)                               1.38%(4)      4.70%     0.74%     4.46%     3.51%     4.21%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)     $56,900       $59,646   $61,942   $59,900   $78,165   $63,069
Ratios of expenses to average net
  assets:
 Before reimbursement of expenses by
   Adviser                                    1.11%(5)      1.08%     1.07%     1.01%     1.10%     1.17%
 After reimbursement of expenses by
   Adviser                                    0.90%(5)      0.90%     0.90%     0.90%     0.90%     0.90%
Ratio of net investment income to
  average net assets
 After reimbursement of expenses by
   Adviser                                    4.41%(5)      4.27%     3.82%     3.73%     3.94%     4.62%
Portfolio Turnover(6)                           23%(4)        33%       43%       81%       75%       90%

----------------------------------
()1 Commenced investment operations on June 30, 2006.
()2 Total return at net asset value and excludes applicable sales charge.
()3 The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
()4 Not annualized.
()5 Annualized.
()6 Portfolio turnover is calculated at the Fund level and represents the entire fiscal year or period.


--------------------------------------------------------------------------------
94

                See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING

-------------------------------------------------------------------------------------------------------------------
                                                                       BOND FUND
                                    -------------------------------------------------------------------------------
                                      SIX MONTHS                     FOR THE YEAR ENDED OCTOBER 31,
                                    ENDED 04/30/07   --------------------------------------------------------------
                                     (unaudited)        2006         2005         2004         2003         2002

CLASS B
------
NET ASSET VALUE at beginning of
  period                               $  9.88        $  9.85      $ 10.17      $ 10.12      $ 10.18      $ 10.24
                                    -------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                   0.18           0.35         0.31         0.30         0.33         0.39
                                    -------------------------------------------------------------------------------
  Net realized and unrealized gain
    (loss) on investments                (0.08)          0.03        (0.31)        0.07        (0.06)       (0.05)(2)
                                    -------------------------------------------------------------------------------
   Total from investment operations       0.10           0.38            -         0.37         0.27         0.34
                                    -------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net investment
    income                               (0.18)         (0.35)       (0.32)       (0.32)       (0.33)       (0.40)
                                    -------------------------------------------------------------------------------
Total distributions                      (0.18)         (0.35)       (0.32)       (0.32)       (0.33)       (0.40)
                                    -------------------------------------------------------------------------------
Net increase (decrease) in net
  asset value                            (0.08)          0.03        (0.32)        0.05        (0.06)       (0.06)
                                    -------------------------------------------------------------------------------
NET ASSET VALUE at end of period       $  9.80        $  9.88      $  9.85      $ 10.17      $ 10.12      $ 10.18
                                    -------------------------------------------------------------------------------
TOTAL RETURN                          1.00%(3)           3.91%       (0.01)%       3.68%        2.64%        3.44%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in
  000's)                               $32,003        $37,233      $47,588      $55,269      $64,529      $60,517
Ratios of expenses to average net
  assets:
 Before reimbursement of expenses
   by Adviser                         1.86%(4)           1.83%        1.82%        1.76%        1.85%        1.92%
 After reimbursement of expenses by
   Adviser                            1.65%(4)           1.65%        1.65%        1.65%        1.65%        1.65%
Ratio of net investment income to
 average net assets
 After reimbursement of expenses by
 Adviser                              3.66%(4)           3.51%        3.08%        2.95%        3.19%        3.87%
Portfolio Turnover(5)                   23%(3)             33%          43%          81%          75%          90%

                                                               SIX MONTHS
                                                             ENDED 04/30/07   INCEPTION TO
                                                              (UNAUDITED)     10/31/06(1)
                                                             -----------------------------

CLASS Y
------
NET ASSET VALUE at beginning of period                          $  9.88          $ 9.61
                                                             -----------------------------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                          0.23            0.15
    Net realized and unrealized gain (loss) on investments        (0.09)           0.27
                                                             -----------------------------
      Total from investment operations                             0.14            0.42
                                                             -----------------------------
  LESS DISTRIBUTIONS:
    Distributions from net investment income                      (0.23)          (0.15)
      Total distributions                                         (0.23)          (0.15)
                                                             -----------------------------
Net increase (decrease) in net asset value                        (0.09)           0.27
                                                             -----------------------------
NET ASSET VALUE at end of period                                $  9.79          $ 9.88
                                                             -----------------------------
TOTAL RETURN                                                       1.40%(3)        4.39%(3)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                          $15,738          $6,141
Ratios of expenses to average net assets
  Before reimbursement of expenses by Adviser                      0.85%(4)        0.89%(4)
  After reimbursement of expenses by Adviser                       0.65%(4)        0.65%(4)
Ratio of net investment income to average net assets
  After reimbursement of expenses by Adviser                       4.73%(4)        4.67%(4)
Portfolio Turnover(5)                                                23%(3)          33%(3)

----------------------------------
(1) Commenced investment operations on June 30, 2006.
(2) The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
(3) Not annualized.
(4) Annualized.
(5) Portfolio turnover is calculated at the Fund level and represents the entire fiscal year or period.


--------------------------------------------------------------------------------
                                                                              95

                See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING

--------------------------------------------------------------------------------------------------------------------------
                                                                          HIGH INCOME FUND
                                           -------------------------------------------------------------------------------
                                             SIX MONTHS                     FOR THE YEAR ENDED OCTOBER 31,
                                           ENDED 04/30/07   --------------------------------------------------------------
                                            (unaudited)        2006         2005         2004         2003         2002
CLASS A
------
NET ASSET VALUE at beginning of period        $  7.36        $  7.29      $  7.56      $  7.36      $  6.57      $  7.13
                                           -------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                           0.26           0.52         0.49         0.55         0.54         0.58
 Net realized and unrealized gain (loss)
   on investments                                0.21           0.07        (0.28)        0.21         0.80        (0.55)
                                           -------------------------------------------------------------------------------
  Total from investment operations               0.47           0.59         0.21         0.76         1.34         0.03
                                           -------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Distributions from net investment income       (0.26)         (0.52)       (0.48)       (0.56)       (0.55)       (0.59)
                                           -------------------------------------------------------------------------------
  Total distributions                           (0.26)         (0.52)       (0.48)       (0.56)       (0.55)       (0.59)
                                           -------------------------------------------------------------------------------
Net increase (decrease) in net asset value       0.21           0.07        (0.27)        0.20         0.79        (0.56)
                                           -------------------------------------------------------------------------------
NET ASSET VALUE at end of period              $  7.57        $  7.36      $  7.29      $  7.56      $  7.36      $  6.57
                                           -------------------------------------------------------------------------------
TOTAL RETURN(1)                                  6.52%(3)       8.33%        2.85%       10.73%       21.09%        0.33%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)        $37,031        $36,281      $43,872      $44,137      $33,024      $18,055
Ratios of expenses to average net assets:
 Before reimbursement of expenses by
  Adviser                                        1.24%(4)       1.22%        1.23%        1.16%        1.38%        1.59%
 After reimbursement of expenses by
  Adviser                                        1.00%(4)       1.00%        1.00%        1.00%        1.00%        1.00%
Ratio of net investment income to average
 net assets
 After reimbursement of expenses by
 Adviser                                         7.09%(4)       6.98%        6.50%        7.37%        7.73%        8.55%
Portfolio Turnover(5)                              37%(3)         67%          81%(2)       60%          58%          47%
CLASS B
------
NET ASSET VALUE at beginning of period        $  7.39        $  7.31      $  7.58      $  7.37      $  6.59      $  7.14
                                           -------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                           0.25           0.47         0.43         0.49         0.49         0.54
 Net realized and unrealized gain (loss)
   on investments                                0.20           0.07        (0.28)        0.22         0.78        (0.55)
                                           -------------------------------------------------------------------------------
  Total from investment operations               0.45           0.54         0.15         0.71         1.27        (0.01)
                                           -------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Distributions from net investment income       (0.24)         (0.46)       (0.42)       (0.50)       (0.49)       (0.54)
                                           -------------------------------------------------------------------------------
  Total distributions                           (0.24)         (0.46)       (0.42)       (0.50)       (0.49)       (0.54)
                                           -------------------------------------------------------------------------------
Net increase (decrease) in net asset value       0.21           0.08        (0.27)        0.21         0.78        (0.55)
                                           -------------------------------------------------------------------------------
NET ASSET VALUE at end of period              $  7.60        $  7.39      $  7.31      $  7.58      $  7.37      $  6.59
                                           -------------------------------------------------------------------------------
TOTAL RETURN                                     6.10%(3)       7.64%        2.06%       10.02%       19.96%       (0.27)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)        $15,424        $17,099      $21,255      $23,349      $21,992      $15,561
Ratios of expenses to average net assets:
 Before reimbursement of expenses by
  Adviser                                        1.99%(4)       1.97%        1.98%        1.91%        2.13%        2.34%
 After reimbursement of expenses by
  Adviser                                        1.75%(4)       1.75%        1.75%        1.75%        1.75%        1.75%
Ratio of net investment income to average
 net assets
 After reimbursement of expenses by
 Adviser                                         6.33%(4)       6.24%        5.75%        6.63%        6.98%        7.80%
Portfolio Turnover(5)                              37%(3)         67%          81%(2)       60%          58%          47%

----------------------------------
(1) Total return at net asset value and excludes applicable sales charge.
(2) Reflects subadviser change as of February 28, 2005.
(3) Not annualized.
(4) Annualized.
(5) Portfolio turnover is calculated at the Fund level and represents the entire fiscal year or period.



--------------------------------------------------------------------------------
96

                See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING

--------------------------------------------------------------------------
                                                  HIGH INCOME FUND
                                           -------------------------------
                                             SIX MONTHS
                                           Ended 04/30/07     Inception
                                            (unaudited)     to 10/31/06(1)
CLASS Y
------
NET ASSET VALUE at beginning of period         $ 7.36           $ 7.21
                                           -------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                          0.24             0.16
  Net realized and unrealized gain on
    investments                                  0.25             0.17
                                           -------------------------------
   Total from investment operations              0.49             0.33
                                           -------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net investment income      (0.27)           (0.18)
                                           -------------------------------
   Total distributions                          (0.27)           (0.18)
                                           -------------------------------
Net increase in net asset value                  0.22             0.15
                                           -------------------------------
NET ASSET VALUE at end of period               $ 7.58           $ 7.36
                                           -------------------------------
TOTAL RETURN                                     6.79%(2)         4.59%(2)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)         $9,741           $2,637
Ratios of expenses to average net assets
 Before reimbursement of expenses by
   Adviser                                       0.98%(3)         1.06%(3)
 After reimbursement of expenses by
   Adviser                                       0.75%(3)         0.75%(3)
Ratio of net investment income to average
  net assets
 After reimbursement of expenses by
   Adviser                                       7.47%(3)         7.33%(3)
Portfolio Turnover(4)                              37%(2)           67%(2)

----------------------------------
(1) Commenced investment operations on June 30, 2006.
(2) Not annualized.
(3) Annualized.
(4) Portfolio turnover is calculated at the Fund level and represents the entire fiscal year period.



--------------------------------------------------------------------------------
                                                                              97

                See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING

-------------------------------------------------------------------------------------------------------------------
                                                                DIVERSIFIED INCOME FUND
                                    -------------------------------------------------------------------------------
                                      SIX MONTHS                     FOR THE YEAR ENDED OCTOBER 31,
                                    ENDED 04/30/07   --------------------------------------------------------------
                                     (unaudited)        2006         2005         2004         2003         2002
CLASS A
------
NET ASSET VALUE at beginning of
  period                               $ 13.20        $ 12.25      $  11.81     $ 11.18      $ 10.16      $ 11.28
                                    -------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                   0.26           0.26          0.24        0.22         0.25         0.28
  Net realized and unrealized gain
    (loss) on investments                 0.28           0.95          0.44        0.64         1.02        (1.12)
                                    -------------------------------------------------------------------------------
   Total from investment operations       0.54           1.21          0.68        0.86         1.27        (0.84)
                                    -------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net investment
    income                               (0.26)         (0.26)        (0.24)      (0.23)       (0.25)       (0.28)
  Distributions from capital gains       (0.23)             -             -           -            -        (0.00)(2)
                                    -------------------------------------------------------------------------------
   Total distributions                   (0.49)         (0.26)        (0.24)      (0.23)       (0.25)       (0.28)
                                    -------------------------------------------------------------------------------
Net increase (decrease) in net
  asset value                             0.05           0.95          0.44        0.63         1.02        (1.12)
                                    -------------------------------------------------------------------------------
NET ASSET VALUE at end of period       $ 13.25        $ 13.20      $  12.25     $ 11.81      $ 11.18      $ 10.16
                                    -------------------------------------------------------------------------------
TOTAL RETURN(1)                           4.18%(4)       9.97%(3)      5.74%       7.71%       12.72%       (7.59)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in
  000's)                               $92,637        $91,339      $107,457     $98,900      $83,606      $70,389
Ratios of expenses to average net
  assets:
 Before reimbursement of expenses
   by Adviser                             1.26%(5)       1.21%         1.21%       1.17%        1.32%        1.30%
 After reimbursement of expenses by
   Adviser                                1.10%(5)       1.10%         1.10%       1.10%        1.10%        1.10%
Ratio of net investment income to
  average net assets
 After reimbursement of expenses by
   Adviser                                3.98%(5)       2.01%         1.88%       1.88%        2.38%        2.56%
Portfolio Turnover(6)                       41%(4)         62%           34%         39%          35%          48%

----------------------------------
(1) Total return at net asset value and excludes applicable sales charge.
(2) Amounts represent less than $0.005 per share
(3) In 2006, the Fund's total return included a voluntary reimbursement by the Adviser for a realized investment loss that had no impact on the total return.
(4) Not annualized.
(5) Annualized.
(6) Portfolio turnover is calculated at the Fund level and represents the entire fiscal year or period.



--------------------------------------------------------------------------------
98

                See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------
                                                                         DIVERSIFIED INCOME FUND
                                             -------------------------------------------------------------------------------
                                               SIX MONTHS                     FOR THE YEAR ENDED OCTOBER 31,
                                             ENDED 04/30/07   --------------------------------------------------------------
                                              (unaudited)        2006         2005         2004         2003         2002
CLASS B
------
NET ASSET VALUE at beginning of period          $  13.22       $  12.26     $  11.82     $  11.19     $  10.17     $ 11.29
                                             -------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                             0.21           0.16         0.14         0.13         0.17        0.20
  Net realized and unrealized gain (loss) on
    investments                                     0.27           0.96         0.44         0.64         1.02       (1.12)
                                             -------------------------------------------------------------------------------
   Total from investment operations                 0.48           1.12         0.58         0.77         1.19       (0.92)
                                             -------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net investment income         (0.21)         (0.16)       (0.14)       (0.14)       (0.17)      (0.20)
  Distributions from capital gains                 (0.23)             -            -            -            -       (0.00)(1)
                                             -------------------------------------------------------------------------------
      Total distributions                          (0.44)         (0.16)       (0.14)       (0.14)       (0.17)      (0.20)
                                             -------------------------------------------------------------------------------
Net increase (decrease) in net asset value          0.04           0.96         0.44         0.63         1.02       (1.12)
                                             -------------------------------------------------------------------------------
NET ASSET VALUE at end of period                $  13.26       $  13.22     $  12.26     $  11.82     $  11.19     $ 10.17
                                             -------------------------------------------------------------------------------
TOTAL RETURN                                        3.71%(5)       9.23%(4)      4.94%       6.90%       11.87%      (8.27)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)          $ 69,886       $ 80,486     $ 98,258     $105,784     $100,787     $90,903
Ratios of expenses to average net assets:
 Before reimbursement of expenses by Adviser        2.01%(6)       1.96%        1.96%        1.92%        2.07%       2.05%
 After reimbursement of expenses by Adviser         1.85%(6)       1.85%        1.85%        1.85%        1.85%       1.85%
Ratio of net investment income to average
  net assets
 After reimbursement of expenses by Adviser         3.19%(6)       1.27%        1.15%        1.14%        1.63%       1.81%
Portfolio Turnover(7)                                 41%(5)         62%          34%          39%          35%         48%

----------------------------------------------------------------------------------------------------------------------------
                                                                          LARGE CAP VALUE FUND
                                             -------------------------------------------------------------------------------
                                               SIX MONTHS                     FOR THE YEAR ENDED OCTOBER 31,
                                             ENDED 04/30/07   --------------------------------------------------------------
                                              (unaudited)        2006         2005         2004         2003         2002
CLASS A
------
NET ASSET VALUE at beginning of period          $  15.47       $  13.20     $  12.19     $  11.05     $   9.37     $ 11.14
                                             -------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                             0.11           0.22         0.16         0.14         0.12        0.10
  Net realized and unrealized gain (loss) on
    investments                                     1.23           2.23         1.00         1.12         1.64       (1.82)(3)
                                             -------------------------------------------------------------------------------
   Total from investment operations                 1.34           2.45         1.16         1.26         1.76       (1.72)
                                             -------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net investment income         (0.23)         (0.18)       (0.15)       (0.12)       (0.08)      (0.05)
                                             -------------------------------------------------------------------------------
   Total distributions                             (0.23)         (0.18)       (0.15)       (0.12)       (0.08)      (0.05)
                                             -------------------------------------------------------------------------------
Net increase (decrease) in net asset value          1.11           2.27         1.01         1.14         1.68       (1.77)
                                             -------------------------------------------------------------------------------
NET ASSET VALUE at end of period                $  16.58       $  15.47     $  13.20     $  12.19     $  11.05     $  9.37
                                             -------------------------------------------------------------------------------
TOTAL RETURN(2)                                     8.71%(5)      18.75%        9.56%       11.48%       18.95%     (15.51)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)          $120,995       $113,441     $103,765     $ 85,855     $ 68,406     $53,896
Ratios of expenses to average net assets:
 Before reimbursement of expenses by Adviser        1.16%(6)       1.16%        1.17%        1.13%        1.35%       1.30%
 After reimbursement of expenses by Adviser         1.07%(6)       1.00%        1.00%        1.00%        1.00%       1.00%
Ratio of net investment income to average
  net assets
 After reimbursement of expenses by Adviser         1.42%(6)       1.53%        1.29%        1.26%        1.29%       0.91%
Portfolio Turnover(7)                                 14%(5)         45%          12%          16%          20%         18%

----------------------------------
(1) Amounts represent less than $0.005 per share
(2) Total return at net asset value and excludes applicable sales charge.
(3) Calculated based on average shares outstanding.
(4) In 2006, 0.08% of the Fund's total return consisted of a voluntary reimbursement by the Adviser for a realized investment loss. Excluding this reimbursement, the total return would have been 9.15%.
(5) Not annualized.
(6) Annualized.
(7) Portfolio turnover is calculated at the Fund level and represents the entire fiscal year or period.


--------------------------------------------------------------------------------
                                                                              99

                See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING

--------------------------------------------------------------------------------------------------------------------------
                                                                        LARGE CAP VALUE FUND
                                           -------------------------------------------------------------------------------
                                             SIX MONTHS                     FOR THE YEAR ENDED OCTOBER 31,
                                           ENDED 04/30/07   --------------------------------------------------------------
                                            (unaudited)        2006         2005         2004         2003         2002
CLASS B
------
NET ASSET VALUE at beginning of period        $ 15.20        $ 12.97      $ 11.98      $ 10.87      $  9.24      $ 11.02
                                           -------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                           0.08           0.15         0.09         0.06         0.05      0.02(2)
 Net realized and unrealized gain (loss)
   on investments                                1.19           2.16         0.96         1.10         1.60        (1.79)
                                           -------------------------------------------------------------------------------
  Total from investment operations               1.27           2.31         1.05         1.16         1.65        (1.77)
                                           -------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Distributions from net investment income       (0.11)         (0.08)       (0.06)       (0.05)       (0.02)       (0.01)
                                           -------------------------------------------------------------------------------
  Total distributions                           (0.11)         (0.08)       (0.06)       (0.05)       (0.02)       (0.01)
                                           -------------------------------------------------------------------------------
Net increase (decrease) in net asset value       1.16           2.23         0.99         1.11         1.63        (1.78)
                                           -------------------------------------------------------------------------------
NET ASSET VALUE at end of period              $ 16.36        $ 15.20      $ 12.97      $ 11.98      $ 10.87      $  9.24
                                           -------------------------------------------------------------------------------
TOTAL RETURN                                     8.38%(3)      17.86%        8.73%       10.70%       17.93%      (16.09)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)        $55,818        $62,766      $74,028      $83,482      $79,765      $72,329
Ratios of expenses to average net assets:
 Before reimbursement of expenses by
  Adviser                                        1.91%(4)       1.90%        1.92%        1.89%        2.10%        2.05%
 After reimbursement of expenses by
  Adviser                                        1.81%(4)       1.75%        1.75%        1.75%        1.75%        1.75%
Ratio of net investment income to average
 net assets
 After reimbursement of expenses by
  Adviser                                        0.71%(4)       0.80%        0.57%        0.53%        0.54%        0.16%
Portfolio Turnover(5)                              14%(3)         45%          12%          16%          20%          18%

----------------------------------------------------------------------
                                         SIX MONTHS
                                       Ended 04/30/07     Inception
                                        (unaudited)     to 10/31/06(1)
CLASS Y
------
NET ASSET VALUE at beginning of period    $ 15.48           $14.07
                                       -------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                      0.11             0.03
  Net realized and unrealized gain on
    investments                              1.26             1.38
   Total from investment operations          1.37             1.41
                                       -------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net investment
    income                                  (0.27)               -
                                       -------------------------------
   Total distributions                      (0.27)               -
                                       -------------------------------
Net increase in net asset value              1.10             1.41
                                       -------------------------------
NET ASSET VALUE at end of period          $ 16.58           $15.48
                                       -------------------------------
TOTAL RETURN                                 8.91%(3)        10.02%(3)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)    $24,216           $7,169
Ratios of expenses to average net
  assets
 Before reimbursement of expenses by
   Adviser                                   0.90%(4)         0.96%(4)
 After reimbursement of expenses by
   Adviser                                   0.84%(4)         0.75%(4)
Ratio of net investment income to
  average net assets
 After reimbursement of expenses by
   Adviser                                   1.48%(4)         1.31%(4)
Portfolio Turnover(5)                          14%(3)           45%(3)

----------------------------------
(1) Commenced investment operations on June 30, 2006.
(2) Calculated based on average shares outstanding.
(3) Not annualized.
(4) Annualized.
(5) Portfolio turnover is calculated at the Fund level and represents the entire fiscal year or period.


--------------------------------------------------------------------------------
100

                See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------
                                                                     LARGE CAP GROWTH FUND
                                        -------------------------------------------------------------------------------
                                          SIX MONTHS                     FOR THE YEAR ENDED OCTOBER 31,
                                        ENDED 04/30/07   --------------------------------------------------------------
                                         (unaudited)        2006         2005         2004         2003         2002

CLASS A
------
NET ASSET VALUE at beginning of period     $ 14.70        $ 13.72      $ 12.87      $ 11.88      $  9.63      $ 12.81
                                        -------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                       (0.00)(1)    0.00(1)         0.08         0.01        (0.00)(1)    (0.02)(3)
 Net realized and unrealized gain
   (loss) on investments                      0.93           1.05         0.77         0.98         2.25        (3.11)
                                        -------------------------------------------------------------------------------
  Total from investment operations            0.93           1.05         0.85         0.99         2.25        (3.13)
                                        -------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Distributions from net investment
   income                                        -          (0.07)       (0.00)(1)        -            -            -
 Distributions from capital gains                -              -            -            -            -        (0.05)
                                        -------------------------------------------------------------------------------
  Total distributions                            -          (0.07)       (0.00)           -            -        (0.05)
                                        -------------------------------------------------------------------------------
Net increase (decrease) in net asset
 value                                        0.93           0.98         0.85         0.99         2.25        (3.18)
                                        -------------------------------------------------------------------------------
NET ASSET VALUE at end of period           $ 15.63        $ 14.70      $ 13.72      $ 12.87      $ 11.88      $  9.63
                                        -------------------------------------------------------------------------------
TOTAL RETURN(2)                               6.33%(4)       7.71%        6.61%        8.33%       23.36%      (24.54)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)     $65,251        $65,216      $78,785      $73,674      $71,733      $55,865
Ratios of expenses to average net
 assets:
 Before reimbursement of expenses by
  Adviser                                     1.48%(5)       1.45%        1.44%        1.38%        1.64%        1.58%
 After reimbursement of expenses by
  Adviser                                     1.20%(5)       1.20%        1.20%        1.20%        1.20%        1.20%
Ratio of net investment income to
 average net assets
 After reimbursement of expenses by
  Adviser                                    (0.06)%(5)      0.09%        0.62%        0.08%        0.05%       (0.16)%
Portfolio Turnover(6)                           41%(4)        148%          18%          27%          25%          25%
CLASS B
------
NET ASSET VALUE at beginning of period     $ 13.88        $ 12.98      $ 12.27      $ 11.40      $  9.31      $ 12.48
                                        -------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                       (0.06)         (0.09)       (0.01)       (0.08)       (0.08)       (0.11)(3)
 Net realized and unrealized gain
   (loss) on investments                      0.88           0.99         0.72         0.95         2.17        (3.01)
                                        -------------------------------------------------------------------------------
  Total from investment operations            0.82           0.90         0.71         0.87         2.09        (3.12)
                                        -------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Distributions from capital gains                -              -            -            -            -        (0.05)
                                        -------------------------------------------------------------------------------
  Total distributions                            -              -            -            -            -        (0.05)
                                        -------------------------------------------------------------------------------
Net increase (decrease) in net asset
 value                                        0.82           0.90         0.71         0.87         2.09        (3.17)
                                        -------------------------------------------------------------------------------
NET ASSET VALUE at end of period           $ 14.70        $ 13.88      $ 12.98      $ 12.27      $ 11.40      $  9.31
                                        -------------------------------------------------------------------------------
TOTAL RETURN                                  5.91%(4)       6.93%        5.79%        7.63%       22.45%      (25.12)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)     $39,094        $43,975      $54,946      $63,544      $62,832      $54,600
Ratios of expenses to average net
 assets:
 Before reimbursement of expenses by
  Adviser                                     2.23%(5)       2.20%        2.19%        2.13%        2.39%        2.33%
 After reimbursement of expenses by
  Adviser                                     1.95%(5)       1.95%        1.94%        1.95%        1.95%        1.95%
Ratio of net investment income to
 average net assets
 After reimbursement of expenses by
  Adviser                                    (0.80)%(5)     (0.65)%      (0.09)%      (0.67)%      (0.70)%      (0.91)%
Portfolio Turnover(6)                           41%(4)        148%          18%          27%          25%          25%

----------------------------------
(1) Amounts represent less than $0.005 per share.
(2) Total return at net asset value and excludes applicable sales charge.
(3) Calculated based on average shares outstanding.
(4) Not annualized.
(5) Annualized.
(6) Portfolio turnover is calculated at the Fund level and represents the entire fiscal year or period.



--------------------------------------------------------------------------------
                                                                             101

                See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING

---------------------------------------------------------------------
                                           LARGE CAP GROWTH FUND
                                      -------------------------------
                                        SIX MONTHS
                                      Ended 04/30/07     Inception
                                       (unaudited)     to 10/31/06(1)
CLASS Y
------
NET ASSET VALUE at beginning of
  period                                 $ 14.72           $13.71
                                      -------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                     0.01            (0.00)(4)
  Net realized and unrealized gain
    on investments                          0.94             1.01
                                      -------------------------------
   Total from investment operations         0.95             1.01
                                      -------------------------------
Net increase in net asset value             0.95             1.01
                                      -------------------------------
NET ASSET VALUE at end of period         $ 15.67           $14.72
                                      -------------------------------
TOTAL RETURN                                6.45%(5)         7.37%(5)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in
  000's)                                 $24,801           $9,939
Ratios of expenses to average net
  assets
 Before reimbursement of expenses by
   Adviser                                  1.23%(6)         1.30%(6)
 After reimbursement of expenses by
   Adviser                                  0.95%(6)         0.95%(6)
Ratio of net investment income to
  average net assets
 After reimbursement of expenses by
   Adviser                                  0.12%(6)        (0.07)%(6)
Portfolio Turnover(7)                         41%(5)          148%(5)

---------------------------------------------------------------------------------------------------------------------
                                                                    MID CAP VALUE FUND
                                      -------------------------------------------------------------------------------
                                        SIX MONTHS                     FOR THE YEAR ENDED OCTOBER 31,
                                      ENDED 04/30/07   --------------------------------------------------------------
                                       (unaudited)        2006         2005         2004         2003         2002
CLASS A
------
NET ASSET VALUE at beginning of
  period                                 $ 15.54        $ 14.08      $ 12.44      $ 11.12      $  8.64      $  9.48
                                      -------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                     0.05           0.10         0.03         0.09         0.01      0.02(2)
  Net realized and unrealized gain
    (loss) on investments                   1.42           2.32         1.70         1.23         2.47        (0.85)
                                      -------------------------------------------------------------------------------
   Total from investment operations         1.47           2.42         1.73         1.32         2.48        (0.83)
                                      -------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net investment
    income                                 (0.08)         (0.01)       (0.09)           -            -        (0.01)
  Distributions from capital gains         (2.92)         (0.95)           -            -            -        (0.00)(4)
                                      -------------------------------------------------------------------------------
   Total distributions                     (3.00)         (0.96)       (0.09)           -            -        (0.01)
                                      -------------------------------------------------------------------------------
Net increase (decrease) in net asset
  value                                    (1.53)          1.46         1.64         1.32         2.48        (0.84)
                                      -------------------------------------------------------------------------------
NET ASSET VALUE at end of period         $ 14.01        $ 15.54      $ 14.08      $ 12.44      $ 11.12      $  8.64
                                      -------------------------------------------------------------------------------
TOTAL RETURN (3)                           10.81%(5)      17.93%       13.95%       11.87%       28.70%       (8.79)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in
  000's)                                 $38,734        $34,364      $44,126      $40,103      $31,591      $22,650
Ratios of expenses to average net
  assets:
 Before reimbursement of expenses by
   Adviser                                  1.74%(6)       1.68%        1.70%        1.61%        1.92%        1.97%
 After reimbursement of expenses by
   Adviser                                  1.40%(6)       1.40%        1.40%        1.40%        1.40%        1.40%
Ratio of net investment income to
  average net assets
 After reimbursement of expenses by
   Adviser                                  0.94%(6)       0.53%        0.20%        0.77%        0.17%        0.18%
Portfolio Turnover(7)                         29%(5)        108%          37%          21%          25%          31%

----------------------------------
(1) Commenced investment operations on June 30, 2006.
(2) Calculated based on average shares outstanding.
(3) Total return at net asset value and excludes applicable sales charge.
(4) Amounts represent less than $0.005 per share.
(5) Not annualized.
(6) Annualized.
(7) Portfolio turnover is calculated at the Fund level and represents the entire fiscal year or period.


--------------------------------------------------------------------------------
102

                See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING

---------------------------------------------------------------------------------------------------------------------------------
                                                                           MID CAP VALUE FUND
                                        -----------------------------------------------------------------------------------------
                                          SIX MONTHS                          FOR THE YEAR ENDED OCTOBER 31,
                                        ENDED 04/30/07   ------------------------------------------------------------------------
                                         (unaudited)         2006           2005           2004           2003           2002
CLASS B
------
NET ASSET VALUE at beginning of period     $ 14.96         $ 13.67        $ 12.09        $ 10.91        $  8.54        $  9.43
                                        -----------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                       0.01           (0.03)         (0.07)         0.003          (0.05)         (0.06)(2)
  Net realized and unrealized gain
    (loss) on investments                     1.35            2.27           1.65           1.18           2.42          (0.83)
                                        -----------------------------------------------------------------------------------------
   Total from investment operations           1.36            2.24           1.58           1.18           2.37          (0.89)
                                        -----------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from capital gains           (2.92)          (0.95)             -              -              -          (0.00)(3)
                                        -----------------------------------------------------------------------------------------
   Total distributions                       (2.92)          (0.95)             -              -              -          (0.00)
                                        -----------------------------------------------------------------------------------------
Net increase (decrease) in net asset
  value                                      (1.56)           1.29           1.58           1.18           2.37          (0.89)
                                        -----------------------------------------------------------------------------------------
NET ASSET VALUE at end of period           $ 13.40         $ 14.96        $ 13.67        $ 12.09        $ 10.91        $  8.54
                                        -----------------------------------------------------------------------------------------
TOTAL RETURN                                 10.46%(4)       17.04%         13.07%         10.82%         27.75%         (9.43)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)     $25,046         $24,813        $22,633        $20,104        $16,721        $11,765
Ratios of expenses to average net
  assets:
 Before reimbursement of expenses by
   Adviser                                    2.49%(5)        2.45%          2.45%          2.36%          2.67%          2.72%
 After reimbursement of expenses by
   Adviser                                    2.15%(5)        2.15%          2.15%          2.15%          2.15%          2.15%
Ratio of net investment income to
  average net assets
 After reimbursement of expenses by
   Adviser                                    0.20%(5)       (0.20)%        (0.55)%         0.01%         (0.58)%        (0.57)%
Portfolio Turnover(6)                           29%(4)         108%            37%            21%            25%            31%

----------------------------------------------------------------------
                                         SIX MONTHS
                                       ENDED 04/30/07     INCEPTION
                                        (unaudited)     to 10/31/06(1)
CLASS Y
------
NET ASSET VALUE at beginning of period    $ 15.56           $14.54
                                       -------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                      0.08             0.02
  Net realized and unrealized gain on
    investments                              1.42             1.00
                                       -------------------------------
   Total from investment operations          1.50             1.02
                                       -------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net investment
    income                                  (0.12)               -
  Distributions from capital gains          (2.92)               -
                                       -------------------------------
   Total distributions                      (3.04)               -
                                       -------------------------------
Net increase (decrease) in net asset
  value                                     (1.54)            1.02
                                       -------------------------------
NET ASSET VALUE at end of period          $ 14.02           $15.56
                                       -------------------------------
TOTAL RETURN                                11.04%(4)         6.95%(4)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)    $10,323           $5,531
Ratios of expenses to average net
  assets
 Before reimbursement of expenses by
   Adviser                                   1.49%(5)         1.63%(5)
 After reimbursement of expenses by
   Adviser                                   1.15%(5)         1.15%(5)
Ratio of net investment income to
  average net assets
 After reimbursement of expenses by
   Adviser                                   1.22%(5)         0.97%(5)
Portfolio Turnover(6)                          29%(4)          108%(4)

----------------------------------
(1) Commenced investment operations on June 30, 2006.
(2) Calculated based on average shares outstanding.
(3) Amounts represent less than $0.005 per share.
(4) Not annualized.
(5) Annualized.
(6) Portfolio turnover is calculated at the Fund level and represents the entire fiscal year or period.


--------------------------------------------------------------------------------
                                                                             103

                See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING

-------------------------------------------------------------------------------------------------------------------
                                                                  MID CAP GROWTH FUND
                                    -------------------------------------------------------------------------------
                                      SIX MONTHS                     FOR THE YEAR ENDED OCTOBER 31,
                                    ENDED 04/30/07   --------------------------------------------------------------
                                     (unaudited)        2006         2005         2004         2003         2002
CLASS A
------
NET ASSET VALUE at beginning of
  period                               $  6.27        $  5.36      $  4.83      $  4.46      $  3.49       $ 4.27
                                    -------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                  (0.03)         (0.04)       (0.01)       (0.03)       (0.03)       (0.02)(2)
  Net realized and unrealized gain
    (loss) on investments                 0.76           0.95         0.54         0.40         1.00        (0.76)
                                    -------------------------------------------------------------------------------
   Total from investment operations       0.73           0.91         0.53         0.37         0.97        (0.78)
                                    -------------------------------------------------------------------------------
Net increase (decrease) in net
  asset value                             0.73           0.91         0.53         0.37         0.97        (0.78)
                                    -------------------------------------------------------------------------------
NET ASSET VALUE at end of period       $  7.00        $  6.27      $  5.36      $  4.83      $  4.46       $ 3.49
                                    -------------------------------------------------------------------------------
TOTAL RETURN(1)                          11.64%(3)      16.98%       10.97%        8.30%       27.79%      (18.27)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in
  000's)                               $34,411        $33,899      $32,395      $25,897      $14,366       $7,915
Ratios of expenses to average net
  assets:
 Before reimbursement of expenses
   by Adviser                             1.57%(4)       1.61%        1.69%        1.62%        2.40%        2.60%
 After reimbursement of expenses by
   Adviser                                1.27%(4)       1.20%        1.19%        1.20%        1.20%        1.20%
Ratio of net investment income to
  average net assets
 After reimbursement of expenses by
   Adviser                               (0.89)%(4)     (0.59)%      (0.25)%      (0.64)%      (0.42)%      (0.55)%
Portfolio Turnover(5)                       55%(3)        207%          92%          71%         123%         214%
CLASS B
------
NET ASSET VALUE at beginning of
  period                               $  5.96        $  5.14      $  4.67      $  4.34      $  3.42       $ 4.22
                                    -------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                  (0.06)         (0.08)       (0.05)       (0.06)       (0.02)       (0.05)(2)
  Net realized and unrealized gain
    (loss) on investments                 0.74           0.90         0.52         0.39         0.94        (0.75)
                                    -------------------------------------------------------------------------------
   Total from investment operations       0.68           0.82         0.47         0.33         0.92        (0.80)
                                    -------------------------------------------------------------------------------
Net increase (decrease) in net
  asset value                             0.68           0.82         0.47         0.33         0.92        (0.80)
                                    -------------------------------------------------------------------------------
NET ASSET VALUE at end of period       $  6.64        $  5.96      $  5.14      $  4.67      $  4.34       $ 3.42
                                    -------------------------------------------------------------------------------
TOTAL RETURN                             11.22%(3)      16.15%       10.06%        7.60%       26.90%      (18.96)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in
  000's)                               $15,286        $15,754      $14,464      $13,030      $ 9,935       $6,050
Ratios of expenses to average net
  assets:
 Before reimbursement of expenses
   by Adviser                             2.32%(4)       2.35%        2.44%        2.37%        3.15%        3.35%
 After reimbursement of expenses by
   Adviser                                2.02%(4)       1.95%        1.94%        1.95%        1.95%        1.95%
Ratio of net investment income to
  average net assets
 After reimbursement of expenses by
   Adviser                               (1.64)%(4)     (1.36)%      (0.98)%      (1.39)%      (1.17)%      (1.30)%
Portfolio Turnover(5)                       55%(3)        207%          92%          71%         123%         214%

----------------------------------
(1) Total return at net asset value and excludes applicable sales charge.
(2) Calculated based on average shares outstanding.
(3) Not annualized.
(4) Annualized.
(5) Portfolio turnover is calculated at the Fund level and represents the entire fiscal year or period.



--------------------------------------------------------------------------------
104

                See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING

--------------------------------------------------------------------------------------------
                                                                   MID CAP GROWTH FUND
                                                             -------------------------------
                                                               SIX MONTHS
                                                             Ended 04/30/07     Inception
                                                              (unaudited)     to 10/31/06(1)
CLASS Y
------
 NET ASSET VALUE at beginning of period                          $  6.27          $ 5.84
                                                             -------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                            (0.02)          (0.01)
  Net realized and unrealized gain on investments                   0.76            0.44
                                                             -------------------------------
   Total from investment operations                                 0.74            0.43
                                                             -------------------------------
Net increase in net asset value                                     0.74            0.43
                                                             -------------------------------
NET ASSET VALUE at end of period                                 $  7.01          $ 6.27
                                                             -------------------------------
TOTAL RETURN                                                       11.62%(5)        7.53%(5)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                           $16,611          $7,830
Ratios of expenses to average net assets
 Before reimbursement of expenses by Adviser                        1.31%(6)        1.47%(6)
 After reimbursement of expenses by Adviser                         1.04%(6)        0.95%(6)
Ratio of net investment income to average net assets
 After reimbursement of expenses by Adviser                        (0.67)%(6)      (0.58)%(6)
Portfolio Turnover(6)                                                 55%(5)         207%(5)

---------------------------------------------------------------------------
                                                               SMALL CAP
                                                               VALUE FUND
                                                             --------------
                                                               INCEPTION
                                                             to 04/30/07(2)
                                                              (unaudited)
CLASS A
------
NET ASSET VALUE at beginning of period                           $ 10.00
                                                                 -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                             0.01
  Net realized and unrealized gain on investments                   0.63
                                                                 -------
   Total from investment operations                                 0.64
                                                                 -------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                         (0.00)(4)
                                                                 -------
   Total distributions                                             (0.00)
                                                                 -------
Net increase in net asset value                                     0.64
                                                                 -------
NET ASSET VALUE at end of period                                 $ 10.64
                                                                 -------
 TOTAL RETURN(3)                                                    6.40%(5)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                           $ 5,932
Ratios of expenses to average net assets
 Before reimbursement of expenses by Adviser                        2.93%(6)
 After reimbursement of expenses by Adviser                         1.50%(6)
Ratio of net investment income to average net assets
 After reimbursement of expenses by Adviser                         0.44%(6)
Portfolio Turnover(6)                                                  8%(5)

----------------------------------

(1) Commenced investment operations on June 30, 2006.
(2) Commenced investment operations on December 27, 2006.
(3) Total return at net asset value and excludes applicable sales charge.
(4) Amounts represent less than $0.005 per share.
(5) Not annualized.
(6) Annualized.
(7) Portfolio turnover is calculated at the Fund level and represents the entire fiscal year or period.



--------------------------------------------------------------------------------
                                                                             105

                See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING

---------------------------------------------------------------------------
                                                               SMALL CAP
                                                               VALUE FUND
                                                             --------------
                                                               Inception
                                                             to 04/30/07(1)
                                                              (unaudited)
CLASS B
------
NET ASSET VALUE at beginning of period                           $10.00
                                                                 ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                           (0.01)
  Net realized and unrealized gain (loss) on investments           0.62
                                                                 ------
   Total from investment operations                                0.61
                                                                 ------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                        (0.00)(3)
                                                                 ------
   Total distributions                                            (0.00)
                                                                 ------
Net increase in net asset value                                    0.61
                                                                 ------
NET ASSET VALUE at end of period                                 $10.61
                                                                 ------
TOTAL RETURN                                                       6.10%(4)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                           $  155
Ratios of expenses to average net assets:
 Before reimbursement of expenses by Adviser                      11.85%(5)
 After reimbursement of expenses by Adviser                        2.25%(5)
Ratio of net investment income to average net assets
 After reimbursement of expenses by Adviser                       (0.32)%(5)
Portfolio Turnover(6)                                                 8%(4)

---------------------------------------------------------------------------
                                                               Inception
                                                             to 04/30/07(2)
                                                              (unaudited)
CLASS Y
------
NET ASSET VALUE at beginning of period                           $ 9.82
                                                                 ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                            0.01
  Net realized and unrealized gain on investments                  0.82
                                                                 ------
   Total from investment operations                                0.83
                                                                 ------
Net increase in net asset value                                    0.83
                                                                 ------
NET ASSET VALUE at end of period                                 $10.65
                                                                 ------
TOTAL RETURN                                                       8.45%(4)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                           $8,163
Ratios of expenses to average net assets:
 Before reimbursement of expenses by Adviser                       2.19%(5)
 After reimbursement of expenses by Adviser                        1.25%(5)
Ratio of net investment income to average net assets
 After reimbursement of expenses by Adviser                        0.58%(5)
Portfolio Turnover(6)                                                 8%(4)

----------------------------------
(1) Commenced investment operations on December 27, 2006.
(2) Commenced investment operations on January 9, 2007.
(3) Amounts represent less than $0.005 per share.
(4) Not annualized.
(5) Annualized.
(6) Portfolio turnover is calculated at the Fund level and represents the entire fiscal year or period.



--------------------------------------------------------------------------------
106

                See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING

---------------------------------------------------------------------------
                                                               SMALL CAP
                                                              GROWTH FUND
                                                             --------------
                                                               Inception
                                                             to 04/30/07(1)
                                                              (unaudited)
CLASS A
------
NET ASSET VALUE at beginning of period                           $10.00
                                                                 ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                           (0.03)
  Net realized and unrealized gain on investments                  0.55
                                                                 ------
   Total from investment operations                                0.52
                                                                 ------
Net increase in net asset value                                    0.52
                                                                 ------
NET ASSET VALUE at end of period                                 $10.52
                                                                 ------
TOTAL RETURN(2)                                                    5.22%(3)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                           $5,183
Ratios of expenses to average net assets:
 Before reimbursement of expenses by Adviser                       2.93%(4)
 After reimbursement of expenses by Adviser                        1.50%(4)
Ratio of net investment income to average net assets
 After reimbursement of expenses by Adviser                       (0.89)%(4)
Portfolio Turnover(5)                                                33%(3)

---------------------------------------------------------------------------
                                                               INCEPTION
                                                             to 04/30/07(1)
                                                              (unaudited)
CLASS B
------
NET ASSET VALUE at beginning of period                           $10.00
                                                                 ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                           (0.05)
  Net realized and unrealized gain on investments                  0.54
                                                                 ------
   Total from investment operations                                0.49
                                                                 ------
Net increase in net asset value                                    0.49
                                                                 ------
NET ASSET VALUE at end of period                                 $10.49
                                                                 ------
TOTAL RETURN                                                       4.91%(3)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                           $  115
Ratios of expenses to average net assets:
 Before reimbursement of expenses by Adviser                      12.61%(4)
 After reimbursement of expenses by Adviser                        2.25%(4)
Ratio of net investment income to average net assets
 After reimbursement of expenses by Adviser                       (1.64)%(4)
Portfolio Turnover(5)                                                33%(3)

----------------------------------
(1) Commenced investment operations on December 27, 2006.
(2) Total return at net asset value and excludes applicable sales charge.
(3) Not annualized.
(4) Annualized.
(5) Portfolio turnover is calculated at the Fund level and represents the entire fiscal year or period.



--------------------------------------------------------------------------------
                                                                             107

                See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING

---------------------------------------------------
                                       SMALL CAP
                                      GROWTH FUND
                                     --------------
                                       INCEPTION
                                     to 04/30/07(1)
                                      (unaudited)
CLASS Y
------
NET ASSET VALUE at beginning of
  period                                 $ 9.84
                                         ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                   (0.01)
  Net realized and unrealized gain
    on investments                         0.70
                                         ------
   Total from investment operations        0.69
                                         ------
Net increase in net asset value            0.69
                                         ------
NET ASSET VALUE at end of period         $10.53
                                         ------
TOTAL RETURN                               7.01%(4)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in
  000's)                                 $9,720
Ratios of expenses to average net
  assets:
 Before reimbursement of expenses by
   Adviser                                 2.16%(5)
 After reimbursement of expenses by
   Adviser                                 1.25%(5)
Ratio of net investment income to
  average net assets
 After reimbursement of expenses by
   Adviser                                (0.60)%(5)
Portfolio Turnover(6)                        33%(4)

-------------------------------------------------------------------------------------------------------------------
                                                               INTERNATIONAL STOCK FUND
                                    -------------------------------------------------------------------------------
                                      SIX MONTHS                     FOR THE YEAR ENDED OCTOBER 31,
                                    ENDED 04/30/07   --------------------------------------------------------------
                                     (unaudited)        2006         2005         2004         2003         2002
CLASS A
------
NET ASSET VALUE at beginning of
  period                               $ 15.66        $ 12.65      $ 10.56      $  8.92      $  7.00      $  7.31
                                    -------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                   0.03           0.15         0.14         0.08         0.10      0.07(2)
  Net realized and unrealized gain
    (loss) on investments                 1.78           3.01         2.05         1.66         1.88        (0.38)
                                    -------------------------------------------------------------------------------
   Total from investment operations       1.81           3.16         2.19         1.74         1.98        (0.31)
                                    -------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net investment
    income                               (0.11)         (0.14)       (0.10)       (0.10)       (0.06)           -
  Distributions from capital gains       (1.58)         (0.01)           -            -            -            -
                                    -------------------------------------------------------------------------------
   Total distributions                   (1.69)         (0.15)       (0.10)       (0.10)       (0.06)           -
                                    -------------------------------------------------------------------------------
Net increase (decrease) in net
  asset value                             0.12           3.01         2.09         1.64         1.92        (0.31)
                                    -------------------------------------------------------------------------------
NET ASSET VALUE at end of period       $ 15.78        $ 15.66      $ 12.65      $ 10.56      $  8.92      $  7.00
                                    -------------------------------------------------------------------------------
TOTAL RETURN(3)                          12.21%(4)      25.11%       20.81%       19.56%       28.46%       (4.24)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in
  000's)                               $52,975        $78,958      $58,825      $43,915      $33,664      $25,732
Ratios of expenses to average net
  assets
 Before reimbursement of expenses
   by Adviser                             1.88%(5)       1.87%        1.90%        1.85%        2.11%        2.29%
 After reimbursement of expenses by
   Adviser                                1.60%(5)       1.60%        1.60%        1.60%        1.60%        1.60%
Ratio of net investment income to
  average net assets
 After reimbursement of expenses by
   Adviser                                0.64%(5)       1.03%        1.15%        0.76%        1.30%        0.69%
Portfolio Turnover(6)                       42%(4)         63%          64%          45%          34%          47%

----------------------------------

()1 Commenced investment operations on January 9, 2007.
()2 Calculated based on average shares outstanding.
()3 Total return at net asset value and excludes applicable sales charge.
()4 Not annualized.
()5 Annualized.
()6 Portfolio turnover is calculated at the Fund level and represents the entire fiscal year or period.


--------------------------------------------------------------------------------
108

                See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING

---------------------------------------------------------------------------------------------------------------------
                                                                 INTERNATIONAL STOCK FUND
                                      -------------------------------------------------------------------------------
                                        SIX MONTHS                     FOR THE YEAR ENDED OCTOBER 31,
                                      ENDED 04/30/07   --------------------------------------------------------------
                                       (unaudited)        2006         2005         2004         2003         2002

CLASS B
------
NET ASSET VALUE at beginning of
  period                                 $ 15.45        $ 12.48      $ 10.41       $ 8.78       $ 6.89       $ 7.25
                                      -------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                     0.01           0.03         0.04        (0.00)(3)     0.04      0.02(2)
  Net realized and unrealized gain
    (loss) on investments                   1.72           2.98         2.04         1.64         1.85        (0.38)
                                      -------------------------------------------------------------------------------
   Total from investment operations         1.73           3.01         2.08         1.64         1.89        (0.36)
                                      -------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net investment
    income                                     -          (0.03)       (0.01)       (0.01)       (0.00)(3)        -
  Distributions from capital gains         (1.58)         (0.01)           -            -            -            -
   Total distributions                     (1.58)         (0.04)       (0.01)       (0.01)       (0.00)           -
                                      -------------------------------------------------------------------------------
Net increase (decrease) in net asset
  value                                     0.15           2.97         2.07         1.63         1.89        (0.36)
                                      -------------------------------------------------------------------------------
NET ASSET VALUE at end of period         $ 15.60        $ 15.45      $ 12.48       $10.41       $ 8.78       $ 6.89
                                      -------------------------------------------------------------------------------
TOTAL RETURN                               11.78%(4)      24.18%       20.00%       18.67%       27.44%       (4.97)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in
  000's)                                 $16,550        $16,175      $10,922       $7,559       $5,806       $4,591
Ratios of expenses to average net
  assets:
 Before reimbursement of expenses by
   Adviser                                  2.65%(5)       2.62%        2.65%        2.59%        2.86%        3.04%
 After reimbursement of expenses by
   Adviser                                  2.35%(5)       2.35%        2.35%        2.35%        2.35%        2.35%
Ratio of net investment income to
  average net assets
 After reimbursement of expenses by
   Adviser                                  0.11%(5)       0.32%        0.41%        0.03%        0.55%       (0.06)%
Portfolio Turnover(6)                         42%(4)         63%          64%          45%          34%          47%

---------------------------------------------------------------------
                                        SIX MONTHS
                                      Ended 04/30/07     Inception
                                       (unaudited)     to 10/31/06(1)

CLASS Y
------
NET ASSET VALUE at beginning of
  period                                 $ 15.68           $14.57
                                      -------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                     0.08             0.01
  Net realized and unrealized gain on
    investments                             1.75             1.10
                                      -------------------------------
   Total from investment operations         1.83             1.11
                                      -------------------------------
LESS DISTRIBUTIONS:
  Distributions from net investment
    income                                 (0.15)               -
  Distributions from capital gains         (1.58)               -
   Total distributions                     (1.73)               -
                                      -------------------------------
Net increase in net asset value             0.10             1.11
                                      -------------------------------
NET ASSET VALUE at end of period         $ 15.78           $15.68
                                      -------------------------------
TOTAL RETURN                               12.33%(4)         7.62%(4)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in
  000's)                                 $29,942           $9,025
Ratios of expenses to average net
  assets
 Before reimbursement of expenses by
   Adviser                                  1.67%(5)         1.72%(5)
 After reimbursement of expenses by
   Adviser                                  1.35%(5)         1.35%(5)
Ratio of net investment income to
  average net assets
 After reimbursement of expenses by
   Adviser                                  1.49%(5)         0.48%(5)
Portfolio Turnover(6)                         42%(4)           63%(4)

----------------------------------
(1) Commenced investment operations on June 30, 2006.
(2) Calculated based on average shares outstanding.
(3) Amounts represent less than $0.005 per share
(4) Not annualized.
(5) Annualized.
(6) Portfolio turnover is calculated at the Fund level and represents the entire fiscal year or period.


--------------------------------------------------------------------------------
                                                                             109

                See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

The MEMBERS Mutual Funds, a Delaware Business Trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a diversified, open-end, management investment company. As of the date of this report, the Trust offers twelve funds (individually, a "fund," collectively, the "Funds"). The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of the Trust without par value. The Trust has entered into an Investment Advisory Agreement with MEMBERS Capital Advisors, Inc. (the "Investment Adviser"). The Investment Adviser has entered into subadvisory agreements with certain subadvisers ("Subadvisers") for the management of the investments of the High Income Fund, Mid Cap Growth Fund, Small Cap Value Fund, Small Cap Growth Fund, International Stock Fund, and a portion of the Mid Cap Value Fund. The accompanying financial statements include the Cash Reserves, Bond, High Income, Diversified Income (formerly Balanced
Fund), Large Cap Value, Large Cap Growth, Mid Cap Value, Mid Cap Growth, Small Cap Value, Small Cap Growth, and International Stock Funds (collectively, the "Core Funds"), and the Conservative Allocation, Moderate Allocation, and Aggressive Allocation Funds (collectively, the "Allocation Funds"). The Small Cap Value and Small Cap Growth Funds commenced operations on December 27, 2006. The Core Funds, excluding the Diversified Income Fund, offer three classes of shares: Class A, B and Y, and the Allocation Funds and the Diversified Income Fund, offer two classes of shares: A and B. Effective June 15, 2007, the Cash Reserves Fund no longer offers Class Y Shares and no shares are outstanding. Each class of shares represents an interest in the assets of the respective fund and has identical voting, dividend, liquidation and other rights, except that each class of shares bears its own distribution fees and servicing fees, if any, and its proportional share of fund level expenses, is subject to its own sales charges, if any, and has exclusive voting rights on matters pertaining to Rule 12b-1 of the 1940 Act as it relates to that class.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each fund, collectively, the "Funds", in the preparation of its financial statements.

PORTFOLIO VALUATION: Securities and other investments are valued as follows:
Equity securities and exchange-traded funds (ETFs) listed on any U.S. or foreign stock exchange or listed and traded on the National Association of Securities Dealers Automated Quotation System (NASDAQ) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price). If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices and (b) equity securities traded on a foreign exchange are valued at the official bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by the Trust or on the basis of dealer-supplied quotations. Investments in shares of open-ended mutual funds, including money market funds, are valued at their daily net asset value (NAV) which is calculated as of 3:00 p.m. Central Time on each day on which the New York Stock Exchange is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Since the assets of the Allocation Funds consist primarily of shares of the underlying funds, the NAV of each Allocation Fund is determined based on the NAV's of the underlying funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less and all securities in the Cash Reserves Fund are valued on an amortized cost basis.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange on which the contracts are primarily traded. The Funds' Securities Valuation Committee (the "Committee") shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts.

The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the noon (Eastern Standard Time) using Reuters spot rate.

--------------------------------------------------------------------------------
110

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser's opinion, do not reflect the current market value and are appraised at their fair values as determined in good faith by the Committee and under the general supervision of the Board of Trustees. Because the Allocation Funds will only invest in underlying funds, government securities and short-term commercial paper, it is not anticipated that the Investment Adviser will need to "fair" value any of the investments of the Allocation Funds. However, an underlying fund may need to "fair" value one or more of its investments.

A fund's investments will be valued at fair value if in the judgment of the Committee an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated at 3:00 p.m. Central Time. Significant events may include, but are not limited to the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: index options and futures traded subsequent to the close; depository receipts; currency spot or forward markets that trade after pricing or foreign exchange; other derivative securities traded after the close such as WEBs and SPDRs. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Funds.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Amortization and accretion are recorded on the effective yield method.

FEDERAL INCOME TAXES: It is each fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute substantially all it's taxable income to its shareholders. Accordingly, no provisions for federal income taxes are recorded in the accompanying financial statements.

EXPENSES: Expenses that are directly related to one fund are charged directly to that fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Class-specific expenses are borne by that class.

CLASSES: Income and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative net assets.

REPURCHASE AGREEMENTS: Each fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Funds will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. As of April 30, 2007, none of the funds have open repurchase agreements.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Funds' custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, possible subnormal levels of income, declines in value of the underlying securities, or lack of access to income during this period and the expense of enforcing its rights.

FOREIGN CURRENCY TRANSACTIONS: The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

The Mid Cap Growth Fund and International Stock Fund report certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The Core Funds, except the Cash Reserves Fund, may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes. When entering into forward foreign currency exchange contracts, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The Funds' net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The Funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. Realized and unrealized gains and losses are included in the Statements of Operations. For the six months ended April 30, 2007, none of the funds have open forward foreign currency exchange contracts.

If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the fund will be required to place cash or liquid high grade debt securities in a segregated account with the fund's custodian in an amount equal to the value of the fund's total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the fund's commitment with respect to the contract.

FUTURES CONTRACTS: The Core Funds, except the Cash Reserves Fund, may purchase and sell futures contracts and purchase and write options on futures contracts. The Funds will engage in futures contracts or related options transactions to hedge certain market positions. Upon entering into a futures contract, the fund is required to pledge to the broker an amount of cash, U.S. Government securities or other assets, equal to a certain percentage of the contract (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the fund each day, depending on the daily fluctuations in the fair value of the futures contract. When a fund enters into a futures contract, the fund segregates in cash or liquid securities, of any type or maturity, equal in value to the fund's commitment. The fund recognizes a gain or loss equal to the daily change in the value of the futures contracts. Should market conditions move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. As of April 30, 2007, none of the funds have open futures contracts.

DELAYED DELIVERY SECURITIES: The Core Funds may purchase securities on a when-issued or delayed delivery basis. "When-issued" refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement, and often more than a month or more after the purchase. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the fund segregates in cash or liquid securities, of any type or maturity, equal in value to the fund's commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. For the six months ended April 30, 2007, only the High Income Fund entered into such transactions, the market values of which are identified in each fund's Portfolio of Investments.

RECLASSIFICATION ADJUSTMENTS: Paid-in capital, undistributed net investment income, and accumulated net realized gain (loss) have been adjusted in the Statements of Assets and Liabilities for permanent book-tax differences for all funds. Differences primarily relate to the tax treatment of net operating losses, paydown gains and losses, foreign currency gains and losses, and distributions from real estate investment trusts and passive foreign investment companies.

REDEMPTION FEES: The Small Cap Value Fund, Small Cap Growth Fund, and the International Stock Fund will deduct a fee of 2% from redemption proceeds on Class A and Class B shares held 30 calendar days or less. Redemption fees are treated as additional paid-in capital to the fund from which the shares are redeemed and are designed to help offset any costs associated with short-term shareholder trading.

NEW ACCOUNTING PRONOUNCEMENTS: In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 addresses the accounting for uncertainty in income taxes and establishes for all entities, including pass-through entities, such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The provisions of FIN 48 are effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. FASB also issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair

--------------------------------------------------------------------------------
112

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

value, establishes a framework for measuring fair value and expands financial statement disclosures about fair value measurements. Management is currently evaluating the application of FIN 48 and FAS 157 to the Funds, and is not in a position at this time to estimate the significance of their impacts, if any, on the Funds' financial statements.

3. ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS

For its investment advisory services to the Funds, the Investment Adviser is entitled to receive a fee, which is computed at an annualized percentage rate of the average daily value of the net assets of each fund as follows: 0.40% for the Cash Reserves Fund; 0.50% for the Bond Fund; 0.55% for the High Income Fund; 0.65% for the Diversified Income Fund; 0.55% for the Large Cap Value Fund; 0.75% for the Large Cap Growth Fund; 0.95% for the Mid Cap Value Fund, 0.75% for the Mid Cap Growth Fund; 0.75% for the Small Cap Value Fund; 1.00% for the Small Cap Growth Fund; 1.05% for the International Stock Fund, and .20% for the Conservative Allocation, Moderate Allocation, and Aggressive Allocation Funds. The Investment Adviser is solely responsible for the payment of all fees to the Subadvisers. The Subadvisers for the Funds at April 30, 2007, are Shenkman Capital Management, Inc. for the High Income Fund, Wellington Management Company, LLP for a portion of the Mid Cap Value Fund and the entire Mid Cap Growth and Small Cap Growth Funds, Paradigm Asset Management Company, LLC for the Small Cap Value Fund, and Lazard Asset Management LLC for the International Stock Fund. The Investment Adviser manages the other portion of the Mid Cap Value Fund, the Conservative Allocation Fund, Moderate Allocation Fund, Aggressive Allocation Fund, Cash Reserves Fund, Bond Fund, Diversified Income Fund, Large Cap Value Fund, and Large Cap Growth Fund.

The Investment Adviser has contractually agreed to waive fees and/or reimburse expenses with respect to the Funds ("Expense Cap Agreement") until February 28, 2008, such that total expenses, exclusive of management fees, 12b-1 fees, taxes, interest, service fees, and other extraordinary items will not exceed the following amounts:

FUND                   CLASS A   CLASS B   CLASS Y
----                   -------   -------   -------
Conservative            0.70%     1.45%      NA
  Allocation
Moderate Allocation     0.70%     1.45%      NA
Aggressive Allocation   0.70%     1.45%      NA
Cash Reserves           0.55%     1.30%     0.55%
Bond                    0.90%     1.65%     0.65%
High Income             1.00%     1.75%     0.75%
Diversified Income      1.10%     1.85%      NA

FUND                   CLASS A   CLASS B   CLASS Y
----                   -------   -------   -------
Large Cap Value         1.20%     1.95%     0.95%
Large Cap Growth        1.20%     1.95%     0.95%
Mid Cap Value           1.40%     2.15%     1.15%
Mid Cap Growth          1.40%     2.15%     1.15%
Small Cap Value         1.50%     2.25%     1.25%
Small Cap Growth        1.50%     2.25%     1.25%
International Stock     1.60%     2.35%     1.35%

For the six months ended April 30, 2007, the Investment Adviser reimbursed expenses of $69,587 for the Conservative Allocation Fund, $49,883 for the Moderate Allocation Fund, $69,683 for the Aggressive Allocation Fund, $51,983 for the Cash Reserves Fund, $105,671 for the Bond Fund, $69,527 for the High Income Fund, $133,956 for the Diversified Income Fund, $85,732 for the Large Cap Value Fund, $171,712 for the Large Cap Growth Fund, $116,336 for the Mid Cap Value Fund, $90,063 for the Mid Cap Growth Fund, $47,447 for the Small Cap Value Fund, $48,208 for the Small Cap Growth Fund, and $148,148 for the International Stock Fund.

Any reimbursements or fee waivers made by the Investment Adviser to a fund are subject to repayment by the fund, to the extent that the fund is able to make the repayment within its Expense Cap Agreement. Under the Expense Cap Agreement, such recoupments must be made within three years, measured on a fiscal year basis, from when the reimbursement or fee reduction occurred.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                     RECOVERY EXPIRING    RECOVERY EXPIRING    RECOVERY EXPIRING
FUND                                 OCTOBER 31, 2007     OCTOBER 31, 2008     OCTOBER 31, 2009
----                                 ----------------     ----------------     ----------------
Conservative Allocation                   NA                   NA                  $ 60,600
Moderate Allocation                       NA                   NA                    58,861
Aggressive Allocation                     NA                   NA                    60,571
Cash Reserves                            $ 58,813             $ 78,715               90,538
Bond                                      150,645              187,908              189,515
High Income                                97,662              159,911              122,119
Diversified Income                        131,637              238,207              210,578
Large Cap Value                           220,402              305,185              276,232
Large Cap Growth                          250,709              335,822              310,809
Mid Cap Value                             115,700              201,154              195,647
Mid Cap Growth                            140,426              222,629              206,584
International Stock                       114,012              187,015              230,191

Through April 30, 2007 the Investment Adviser recouped $26,145 in the Large Cap Value Fund of fees previously waived or reimbursed under the Expense Cap Agreement.

CUNA Brokerage Services, Inc. ("CUNA Brokerage") serves as distributor of the Funds. The Trust adopted Distribution Plans (the "Plans") with respect to the Trust's Class A and B shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, the Trust will pay service fees for Class A and Class B shares at an aggregate annual rate of 0.25% of each fund's daily net assets attributable to the respective class of shares for all funds except the Cash Reserves Fund. The Trust will also pay distribution fees for Class B shares at an aggregate annual rate of 0.75% of each fund's daily net assets attributable to Class B. The distribution fees are used to reimburse CUNA Brokerage for its distribution expenses with respect to Class B only, including but not limited to: (1) initial and ongoing sales compensation to selling brokers and others engaged in the sale of fund shares, (2) marketing, promotional and overhead expenses incurred in connection with the distribution of fund shares, and (3) interest expenses on unreimbursed distribution expenses. The service fees will be used to compensate selling brokers and others for providing personal and account maintenance services to shareholders.

In addition to distribution fees, CUNA Brokerage received sales charges paid by the purchasers or redeemers of the Funds' shares. For the six months ended April 30, 2007, sales charges received by CUNA Brokerage were as follows:

                           AMOUNT PAID
                       --------------------
FUND                   CLASS A     CLASS B
----                   -------     -------
Conservative           $182,992    $  1,033
  Allocation
Moderate Allocation     676,313       6,552
Aggressive Allocation   229,883       1,265
Cash Reserves           192,836      11,315
Bond                     22,942      31,885
High Income              30,911      14,508
Diversified Income       82,276      58,622

                           AMOUNT PAID
                       --------------------
FUND                   CLASS A     CLASS B
----                   -------     -------
Large Cap Value        $ 73,200    $ 27,955
Large Cap Growth         50,390      30,936
Mid Cap Value            36,163      15,564
Mid Cap Growth           35,481       9,100
Small Cap Value           1,031       --
Small Cap Growth          1,065       --
International Stock      59,610      11,248

Certain officers and trustees of the Funds are also officers of the Investment Adviser. The Funds do not compensate their officers or affiliated trustees. Unaffiliated trustees receive from the Trust an attendance fee for each Board or Committee meeting attended, with additional remuneration paid to the "lead" trustee and audit committee chair.

4. DIVIDENDS FROM NET INCOME AND DISTRIBUTIONS OF CAPITAL GAINS

With respect to dividends from net investment income, the Cash Reserves Fund and Bond Fund declare dividends daily and reinvest monthly. The High Income Fund and Diversified Income Fund declare and reinvest dividends monthly. The Conservative Allocation, Moderate Allocation, Aggressive Allocation, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Small Cap Value Fund, Small Cap Growth Fund, and the International Stock Fund declare and reinvest dividends annually. The Funds distribute net realized gains from investment transactions, if any, to shareholders annually.

--------------------------------------------------------------------------------
114

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Taxable distributions from income and realized capital gains in the Funds differ from book amounts earned during the period due to differences in the timing of capital gains recognition, and due to the reclassification of certain gains or losses from capital to income. Dividends from net investment income are determined on a class level. Capital gains are determined on a fund level.

5. SECURITIES TRANSACTIONS

For the six months ended April 30, 2007, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, were as follows:

                               U.S. GOVERNMENT SECURITIES           OTHER INVESTMENT SECURITIES
                               --------------------------           ---------------------------
FUND                           PURCHASES          SALES              PURCHASES          SALES
----                           ---------          -----              ---------          -----
Conservative Allocation       $   --           $   --               $ 9,429,331      $ 1,694,549
Moderate Allocation               --               --                36,343,396        4,939,112
Aggressive Allocation             --               --                11,531,206        2,378,537
Bond                           19,959,729       17,414,295            4,021,025        5,454,632
High Income                       --               --                24,645,368       21,001,954
Diversified Income             19,962,075       16,026,916           46,468,844       56,947,498
Large Cap Value                   --               --                30,827,609       26,114,327
Large Cap Growth                  --               --                52,688,249       49,570,718
Mid Cap Value                     --               --                22,391,200       19,526,205
Mid Cap Growth                    --               --                34,281,253       32,665,772
Small Cap Value(1)                --               --                13,775,222          802,957
Small Cap Growth(1)               --               --                17,826,591        3,673,363
International Stock               --               --                39,940,555       55,008,819

----------------------------------
(1) Commenced investment operations on December 27, 2006.

6. FOREIGN SECURITIES

The Core Funds may invest in foreign securities, although only the Mid Cap Growth Fund and International Stock Fund anticipate having significant investments in such securities, and the Cash Reserves Fund is limited to U.S. dollar-denominated foreign money market securities. Foreign securities refer to securities that are: (1) issued by companies organized outside the U.S. or whose principal operations are outside the U.S., (2) issued by foreign governments or their agencies or instrumentalities, (3) principally traded outside the U.S., or
(4) quoted or denominated in a foreign currency. Foreign securities include American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), Swedish Depository Receipts ("SDRs") and foreign money market securities. Dollar-denominated securities that are part of the Merrill Lynch U.S. Domestic Master Index are not considered a foreign security.

Certain of the funds have reclaim receivable balances, in which the funds are due a reclaim on the taxes that have been paid to some foreign jurisdictions. The values of all reclaims are not significant for any of the funds and are reflected in Other Assets on the Statement of Assets and Liabilities. On a periodic basis, these receivables are reviewed to ensure the current receivable balance is reflective of the amount deemed to be collectible.

7. SECURITIES LENDING

The Core Funds, except the Cash Reserves Fund, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Funds may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash or other liquid assets at least equal to 102% of the value of the securities, which is determined on a daily basis. At April 30, 2007, cash collateral received for Funds engaged in securities lending was invested in the State Street Navigator Securities Lending Prime Portfolio. Additionally, the Diversified Income and Mid Cap Value Funds received non-cash collateral, which they are not permitted to sell or repledge, in the amounts of $3,243,408 and $189,476, respectively. The value of all cash collateral is included within the Portfolio of Investments with an offsetting liability, payable upon return of securities loaned, reflected on the Statement of Assets and Liabilities.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Amounts earned as interest on investments of cash collateral, net of rebates and fees, are included in the Statement of Operations. The value of securities on loan at April 30, 2007 is as follows:

FUND                   VALUE OF SECURITIES ON LOAN
----                   ---------------------------
Bond                           $22,439,612
High Income                     10,654,496
Diversified Income              25,642,752

FUND                   VALUE OF SECURITIES ON LOAN
----                   ---------------------------
Large Cap Growth               $10,752,407
Mid Cap Value                   17,173,962
Mid Cap Growth                  13,393,606

The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral.
8. TAX INFORMATION

For federal income tax purposes, the funds listed below have capital loss carryovers as of October 31, 2006, which are available to offset future capital gains, if any:

FUND                      2008         2009          2010          2011          2012        2013        2014
----                      ----         ----          ----          ----          ----        ----        ----
Cash Reserves           $  --       $   --        $   --        $   --         $  --       $      7    $      5
Bond                     194,286        --           230,858        --          310,659      65,261     362,802
High Income                --        1,720,815     2,445,850        614,259       --          --          --
Large Cap Value            --           --         4,759,254      9,713,003       --        333,474       --
Large Cap Growth           --           --            --         10,955,359       --          --          --
Mid Cap Growth             --        1,172,106     5,728,147        --            --          --          --

The High Income, Diversified Income, Large Cap Value, Large Cap Growth and Mid Cap Growth Funds, utilized $305,431, $5,214,842, $10,918,843, $14,628,614 and
$10,615,556, respectively, of prior capital loss carryovers during the year ended October 31, 2006.

At April 30, 2007, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each fund were as follows:

FUND                                          APPRECIATION      DEPRECIATION          NET
----                                          ------------      ------------          ---
Conservative Allocation                       $   220,855       $   --            $   220,855
Moderate Allocation                             1,423,777           (11,813)        1,411,964
Aggressive Allocation                             651,172           --                651,172
Bond                                              773,761        (1,714,886)         (941,125)
High Income                                     1,760,782          (259,786)        1,500,996
Diversified Income                              9,296,709        (1,538,797)        7,757,912
Large Cap Value                                47,564,681          (306,207)       47,258,474
Large Cap Growth                               15,278,018        (2,391,312)       12,886,706
Mid Cap Value                                  13,670,243          (851,419)       12,818,824
Mid Cap Growth                                  8,478,562        (1,089,820)        7,388,742
Small Cap Value                                   940,186          (245,146)          695,040
Small Cap Growth                                1,153,113          (414,608)          738,505
International Stock                            20,477,750          (997,701)       19,480,049

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of losses.

9. CONCENTRATION OF RISK

Investing in certain financial instruments, including forward foreign currency contracts and futures contracts, involves risk other than that reflected in the Statements of Assets and Liabilities. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statement volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest

--------------------------------------------------------------------------------
116

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

rates being hedged. The High Income Fund, Mid Cap Growth Fund, and International Stock Fund enter into these contracts primarily to protect these funds from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its assets in high yield securities.

The Allocation Funds are fund of funds, meaning that they invest primarily in the shares of other registered investment companies (the "underlying funds"), including ETFs. Thus, each fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests; and the underlying fund's performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that fund. Accordingly, the Allocation Funds are subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Additionally, the Allocation Funds are subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market segments will cause the fund to under perform other funds with a similar investment objective.

10. CAPITAL SHARES AND AFFILIATED OWNERSHIP

Each fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Each fund currently offers three classes of shares, Class A, B, and Y. At April 30, 2007, investments in the Funds by affiliates were as follows:

                                           CUNA           CUNA                             CUNA
                                        MUTUAL LIFE      MUTUAL           CUMIS          BROKERAGE
                                         INSURANCE      INSURANCE       INSURANCE        SERVICES,
FUND                          CLASS       COMPANY        SOCIETY      SOCIETY, INC.        INC.
----                          -----     -----------     ---------     -------------      ---------
Conservative Allocation         A       $1,096,676     $   --          $  --            $  --
Moderate Allocation             A        1,139,897         --             --               --
Aggressive Allocation           A        1,182,514         --             --               --
Cash Reserves                   A        2,039,013       2,031,263        --               --
Bond                            A        1,325,340       2,308,925        --               --
High Income                     A        8,025,086         --             --               --
Diversified Income              A           --             --             --             1,610,150
Small Cap Value                 A           --             --           5,213,600          --
Small Cap Value                 B           --             --             106,100          --
Small Cap Growth                A           --             --           5,155,626          --
Small Cap Growth                B           --             --             104,906          --
International Stock             A        4,753,492      10,564,229        --               --

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The Allocation Funds invest in underlying funds, of which certain underlying funds (the "affiliated underlying funds"), may be deemed to be under common control because of the same Board of Trustees. A summary of the transactions with each affiliated underlying fund during the six months ended April 30, 2007 follows:

                           BALANCE OF                         BALANCE OF
                             SHARES                             SHARES
                            HELD AT       GROSS      GROSS     HELD AT      VALUE AT      REALIZED     DISTRIBUTIONS
FUND/UNDERLYING FUND       10/31/2006   ADDITIONS    SALES    04/30/2007   04/30/2007    GAIN (LOSS)    RECEIVED(2)
--------------------       ----------   ---------    -----    ----------   ----------    -----------    -----------
CONSERVATIVE ALLOCATION
 FUND
MEMBERS Bond Fund
 Class Y                    109,293       182,287   155,162     136,418    $ 1,335,531    $  (7,431)       35,302
MEMBERS Cash Reserves
 Fund
 Class Y                    423,177       977,482    15,014   1,385,645      1,385,645       --            19,126
MEMBERS High Income Fund
 Class Y                     22,968        51,186     1,929      72,225        547,467          (83)       13,052
MEMBERS International
 Stock Fund
 Class Y                     11,545        27,177     1,711      37,011        584,037       (2,150)       27,327
MEMBERS Large Cap Growth
 Fund
 Class Y(1)                  27,263        56,911     1,644      82,530      1,293,247         (448)       --
MEMBERS Large Cap Value
 Fund
 Class Y                     20,266        42,268     2,185      60,349      1,000,578         (480)        8,120
MEMBERS Mid Cap Growth
 Fund
 Class Y(1)                  20,789        41,740     2,942      59,587        417,707         (293)       --
--------------------------------------------------------------------------------------------------------------------
TOTALS                                                                     $ 6,564,212    $ (10,885)     $102,927
MODERATE ALLOCATION FUND
MEMBERS Bond Fund
 Class Y                    121,238       348,988    12,992     457,234    $ 4,476,324    $  (1,669)     $ 64,207
MEMBERS Cash Reserves
 Fund
 Class Y                    587,248     1,692,294    50,039   2,229,503      2,229,503       --            31,309
MEMBERS High Income Fund
 Class Y                    109,168       307,192    16,995     399,365      3,027,190         (819)       73,258
MEMBERS International
 Stock Fund
 Class Y                     96,584       283,728    21,543     358,769      5,661,374      (25,491)      266,069
MEMBERS Large Cap Growth
 Fund
 Class Y                    128,062       272,165    77,456     322,771      5,057,816         (413)       --
MEMBERS Large Cap Value
 Fund
 Class Y                     87,713       232,344    12,977     307,080      5,091,386       (3,669)       40,295
MEMBERS Mid Cap Growth
 Fund
 Class Y(1)                 240,080       428,611   168,570     500,121      3,505,849       (3,581)       --
MEMBERS Mid Cap Value
 Fund
 Class Y                     62,670       138,846    53,874     147,642      2,069,945      (91,458)      233,701
MEMBERS Small Cap Growth
 Fund
 Class Y(1)                   --          204,589     5,466     199,123      2,096,763         (357)       --
MEMBERS Small Cap Value
 Fund
 Class Y(1)                   --          153,268     6,268     147,000      1,565,553         (702)       --
--------------------------------------------------------------------------------------------------------------------
TOTALS                                                                     $34,781,703    $(128,159)     $708,839
--------------------------------------------------------------------------------------------------------------------
(1) Non-income producing.
(2) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

--------------------------------------------------------------------------------
118

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                           BALANCE OF                         BALANCE OF
                             SHARES                             SHARES
                            HELD AT       GROSS      GROSS     HELD AT      VALUE AT      REALIZED     DISTRIBUTIONS
FUND/UNDERLYING FUND       10/31/2006   ADDITIONS    SALES    04/30/2007   04/30/2007    GAIN (LOSS)    RECEIVED(2)
--------------------       ----------   ---------    -----    ----------   ----------    -----------    -----------
AGGRESSIVE ALLOCATION
 FUND
MEMBERS International
 Stock Fund
 Class Y                     58,513       168,281    15,554     211,240    $ 3,333,364    $ (18,622)     $146,000
MEMBERS Large Cap Growth
 Fund
 Class Y(1)                  52,342       107,268    33,634     125,976      1,974,040       (1,166)       --
MEMBERS Large Cap Value
 Fund
 Class Y                     35,011        91,897     6,985     119,923      1,988,325       (2,779)       14,488
MEMBERS Mid Cap Growth
 Fund
 Class Y(1)                 111,744       181,788    76,112     217,420      1,524,115       (1,373)       --
MEMBERS Mid Cap Value
 Fund
 Class Y                     38,321        77,625    30,696      85,250      1,195,210      (46,670)      125,870
MEMBERS Small Cap Growth
 Fund
 Class Y(1)                   --           99,066     1,836      97,230      1,023,835       (1,026)       --
MEMBERS Small Cap Value
 Fund
 Class Y(1)                   --           95,750     2,696      93,054        991,021         (751)       --
--------------------------------------------------------------------------------------------------------------------
TOTALS                                                                     $12,029,910    $ (72,387)     $286,358

----------------------------------
(1) Non-income producing.
(2) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

--------------------------------------------------------------------------------

OTHER INFORMATION (UNAUDITED)

FUND EXPENSES PAID BY SHAREHOLDERS

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. In the most recent six-month period, the Funds limited these ongoing costs; had it not done so, expenses would have been higher. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended April 30, 2007. Expenses paid during the period in the tables below are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half fiscal year period), except for the Small Cap Value and Small Cap Growth Funds' Class A & B Shares, which had 124 days and the Class Y shares which had 111 days in the most recent fiscal period due to the commencement of investment operations on December 27, 2006 and January 9, 2007 respectively.

ACTUAL EXPENSES

The table below provides information about actual account values using actual expenses and actual returns for the Funds. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table for the fund you own under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                        CLASS A                                  CLASS B
                       ------------------------------------------     ------------------------------
                                                         EXPENSES                           EXPENSES
                       BEGINNING    ENDING     ANNUAL      PAID        ENDING     ANNUAL      PAID
                        ACCOUNT     ACCOUNT    EXPENSE    DURING       ACCOUNT    EXPENSE    DURING
FUND                     VALUE       VALUE      RATIO     PERIOD        VALUE      RATIO     PERIOD
----                     -----       -----      -----     ------        -----      -----     ------
Conservative
  Allocation            $1,000     $1,041.50     .70%     $3.54       $1,037.60    1.45%     $ 7.33
Moderate Allocation      1,000      1,070.40     .70%      3.59        1,066.40    1.45%       7.43
Aggressive Allocation    1,000      1,099.00     .70%      3.64        1,094.10    1.45%       7.53
Cash Reserves            1,000      1,023.30     .55%      2.76        1,019.40    1.30%       6.51
Bond                     1,000      1,013.80     .90%      4.49        1,010.00    1.65%       8.22
High Income              1,000      1,065.20    1.00%      5.12        1,061.00    1.75%       8.94
Diversified Income       1,000      1,041.80    1.10%      5.57        1,037.10    1.85%       9.34
Large Cap Value          1,000      1,087.10    1.07%      5.54        1,083.80    1.81%       9.35
Large Cap Growth         1,000      1,063.30    1.20%      6.14        1,059.10    1.95%       9.96
Mid Cap Value            1,000      1,108.10    1.40%      7.32        1,104.60    2.15%      11.22
Mid Cap Growth           1,000      1,116.40    1.27%      6.66        1,112.20    2.02%      10.58
Small Cap Value(1)       1,000      1,064.00    1.50%      5.26        1,061.00    2.25%       7.88
Small Cap Growth(1)      1,000      1,052.20    1.50%      5.23        1,049.14    2.25%       7.83
International Stock      1,000      1,122.10    1.60%      8.42        1,117.80    2.35%      12.34

----------------------------------
(1) Commenced investment operations on December 27, 2006.

--------------------------------------------------------------------------------
120

OTHER INFORMATION (UNAUDITED)

                                                                    CLASS Y(1)
                                                    ------------------------------------------
                                                                                      EXPENSES
                                                    BEGINNING    ENDING     ANNUAL      PAID
                                                     ACCOUNT     ACCOUNT    EXPENSE    DURING
FUND                                                  VALUE       VALUE      RATIO     PERIOD
----                                                  -----       -----      -----     ------
Cash Reserves                                        $1,000     $1,023.30     .55%     $2.76
Bond                                                  1,000     1,014.00      .65%      3.25
High Income                                           1,000     1,067.90      .75%      3.85
Large Cap Value                                       1,000     1,089.10      .84%      4.35
Large Cap Growth                                      1,000     1,064.50      .95%      4.86
Mid Cap Value                                         1,000     1,110.40     1.15%      6.02
Mid Cap Growth                                        1,000     1,116.20     1.04%      5.46
Small Cap Value(2)                                    1,000     1,084.50     1.25%      3.96
Small Cap Growth(2)                                   1,000     1,070.10     1.25%      3.93
International Stock                                   1,000     1,123.30     1.35%      7.11

----------------------------------
(1) Commenced investment operations on December 27, 2006.
(2) Commenced investment operations on January 9, 2007.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example of the funds you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds. The Allocation Fund's and Class Y's hypothetical expenses reflect amounts as if the Fund/Class had been in existence for the entire fiscal half year.

                                        CLASS A                                  CLASS B
                       ------------------------------------------     ------------------------------
                                                         EXPENSES                           EXPENSES
                       BEGINNING    ENDING     ANNUAL      PAID        ENDING     ANNUAL      PAID
                        ACCOUNT     ACCOUNT    EXPENSE    DURING       ACCOUNT    EXPENSE    DURING
FUND                     VALUE       VALUE      RATIO     PERIOD        VALUE      RATIO     PERIOD
----                     -----       -----      -----     ------        -----      -----     ------
Conservative
  Allocation            $1,000     $1,021.32     .70%     $3.51       $1,017.60    1.45%     $ 7.25
Moderate Allocation      1,000      1,021.32     .70%      3.51        1,017.60    1.45%       7.25
Aggressive Allocation    1,000      1,021.32     .70%      3.51        1,017.60    1.45%       7.25
Cash Reserves            1,000      1,022.07     .55%      2.76        1,018.35    1.30%       6.51
Bond                     1,000      1,020.33     .90%      4.51        1,016.61    1.65%       8.25
High Income              1,000      1,019.84    1.00%      5.01        1,016.12    1.75%       8.75
Diversified Income       1,000      1,019.34    1.10%      5.51        1,015.62    1.85%       9.25
Large Cap Value          1,000      1,019.49    1.07%      5.36        1,015.82    1.81%       9.05
Large Cap Growth         1,000      1,018.84    1.20%      6.01        1,015.12    1.95%       9.74
Mid Cap Value            1,000      1,017.85    1.40%      7.00        1,014.13    2.15%      10.74
Mid Cap Growth           1,000      1,018.50    1.27%      6.36        1,014.78    2.02%      10.09
Small Cap Value(1)       1,000      1,017.36    1.50%      7.50        1,013.64    2.25%      11.23
Small Cap Growth(1)      1,000      1,017.36    1.50%      7.50        1,013.64    2.25%      11.23
International Stock      1,000      1,016.86    1.60%      8.00        1,013.14    2.35%      11.73

----------------------------------
(1) Commenced investment operations on December 27, 2006.

--------------------------------------------------------------------------------

OTHER INFORMATION (UNAUDITED)

                                                                    CLASS Y(1)
                                                    ------------------------------------------
                                                                                      EXPENSES
                                                    BEGINNING    ENDING     ANNUAL      PAID
                                                     ACCOUNT     ACCOUNT    EXPENSE    DURING
FUND                                                  VALUE       VALUE      RATIO     PERIOD
----                                                  -----       -----      -----     ------
Cash Reserves                                        $1,000     $1,022.07     .55%     $2.76
Bond                                                  1,000     1,021.57      .65%      3.26
High Income                                           1,000     1,021.08      .75%      3.76
Large Cap Value                                       1,000     1,020.63      .84%      4.21
Large Cap Growth                                      1,000     1,020.08      .95%      4.76
Mid Cap Value                                         1,000     1,019.09     1.15%      5.76
Mid Cap Growth                                        1,000     1,019.64     1.04%      5.21
Small Cap Value(2)                                    1,000     1,018.60     1.25%      6.26
Small Cap Growth(2)                                   1,000     1,018.60     1.25%      6.26
International Stock                                   1,000     1,018.10     1.35%      6.76

----------------------------------
(1) Commenced investment operations on December 27, 2006.
(2) Commenced investment operations on January 9, 2007.

Please note that the expenses shown in both tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. The information provided in the hypothetical example table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Funds file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available to shareholders at no cost on the Funds' website at www.membersfunds.com and on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC. More information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures used by the Funds to vote proxies related to portfolio securities is available to shareholders at no cost on the Funds' website at www.membersfunds.com or by calling 1-800-877-6089. The proxy voting records for the Funds for the most recent twelve-month period ended June 30 are available to shareholders at no cost on the Funds' website at www.membersfunds.com and on the SEC's website at www.sec.gov.

--------------------------------------------------------------------------------
122

MEMBERS MUTUAL FUNDS' TRUSTEES AND OFFICERS

Each trustee and officer oversees 29 portfolios in the fund complex, which consists of the MEMBERS Mutual Funds with 14 portfolios and the Ultra Series Fund with 15 portfolios. The address of each trustee and officer is 5910 Mineral Point Road, Madison WI 53705. The Statement of Additional Information, which includes additional information about the trustees and officers, is available at no cost on the Funds' website at www.membersfunds.com or by calling 1-800-877-6089.

NAME;
POSITION(S) HELD WITH THE FUND &       PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS;
YEAR ELECTED(1); YEAR OF BIRTH                   OTHER OUTSIDE DIRECTORSHIPS
---------------------------------------------------------------------------------------

INTERESTED TRUSTEES AND OFFICERS
---------------------------------------------------------------------------------------
David P. Marks, CFA                    CUNA Mutual Insurance Society: Chief Investment
Trustee, President &                   Officer (since 2005); MEMBERS Capital Advisors,
Principal Executive Officer            Inc.: President (since 2005); CUNA Mutual Life
["PEO"](2006)                          Insurance Company: Chief Investment Officer
1947                                   (since 2005); Citigroup Insurance Investors:
                                       Chief Investment Officer (2004-2005); CIGNA
                                       Investments: Chief Investment Officer,
                                       (2002-2004); Green Mountain Partners: Partner
                                       (2001-2002); Allianz Investments: Chief
                                       Investment Officer (1991-2001).
                                       Other Directorships: CBRE Realty Finance
---------------------------------------------------------------------------------------
Lawrence R. Halverson, CFA             MEMBERS Capital Advisors, Inc.: Managing
Trustee (1997)                         Director, Equities (since 2006), Senior Vice
President & PEO (1997-2005)            President-Equities (1996-2006).
1945                                   Other Directorships: None
---------------------------------------------------------------------------------------
Mary E. Hoffmann, CPA                  MEMBERS Capital Advisors, Inc.: Vice
Treasurer (1998)                       President-Finance and Operations (since 2006),
1970                                   Assistant Vice President-Finance and Operations
                                       (2001-2005).
                                       Other Directorships: None
---------------------------------------------------------------------------------------
Holly S. Baggot                        MEMBERS Capital Advisors, Inc.: Director, Mutual
Secretary and Assistant Treasurer      Fund Operations, (since 2006), Operations
(1999)                                 Officer-Mutual Funds (2005-2006), and Senior
1960                                   Manager Product and Fund Operations (2001-2005).
                                       Other Directorships: None
---------------------------------------------------------------------------------------
Dan P. Owens                           MEMBERS Capital Advisors, Inc.: Director,
Assistant Treasurer                    Investment Operations, (since June 2006),
(2000)                                 Operations Officer-Investments (2005-2006), and
1966                                   Senior Manager Portfolio Operations (2001-2005).
                                       Other Directorships: None
---------------------------------------------------------------------------------------
Molly Nelson                           MEMBERS Capital Advisors, Inc.: Chief Compliance
Chief Compliance Officer (2005)        Officer (since 2005); Harris Associates L.P.:
1962                                   Chief Compliance Officer/Advisor (1985-2005).
                                       Other Directorships: None
---------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------
Rolf F. Bjelland, CLU                  Lutheran Brotherhood Mutual Funds: Chairman and
Chairman (2006)                        President (1983- 2002); Lutheran Brotherhood
Trustee (2003)                         (now Thrivent Financial) Chief Investment
1938                                   Officer (1983-2002).
                                       Other Directorships: Regis Corp, Director (since
                                       1982).
---------------------------------------------------------------------------------------
Linda S. Foltz, CPA                    Dougherty Consulting, LLC: President/Owner
Trustee (Nov. 2006)                    (since 2005); Direct Supply, Inc.: Executive
1950                                   Vice President of Corporate Development and
                                       Chief Financial Officer (1988-2005).
                                       Other Directorships: Direct Supply, Inc.,
                                       Director (since 2003).
---------------------------------------------------------------------------------------
Steven P. Riege                        The Rgroup: Owner/President (since 2001); Robert
Trustee (2005)                         W. Baird & Company: Senior Vice President
1954                                   Marketing and First Vice President Human
                                       Resources (1986-2001).
                                       Other Directorships: None
---------------------------------------------------------------------------------------
Richard E. Struthers                   Clearwater Capital Management: Chairman and
Trustee (2004)                         Chief Executive Officer (since 1998).
1952                                   Other Directorships: None
---------------------------------------------------------------------------------------

(1) The board of trustees adopted term limits authorizing each independent trustee to serve in such capacity until the first to occur: (1) serving one twelve-year term, or (2) reaching the age of 72.

--------------------------------------------------------------------------------
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

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--------------------------------------------------------------------------------
124

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--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
126

                                 (MEMBERS LOGO)

                              MEMBERS Mutual Funds
                              Post Office Box 8390
                             Boston, MA 02266-8390
                                1 (800) 877-6089
                              www.membersfunds.com

                                Distributed by:
                         CUNA Brokerage Services, Inc.
                       Office of Supervisory Jurisdiction
                               2000 Heritage Way
                             Waverly, IA 50677-9202

                                Member NASD/SIPC

4460-P1060
Rev: 0607

ITEM 2.  CODE OF ETHICS.

(a)  Not required in this semi-annual report filed on Form N-CSR.

(b)  Not applicable.

(c)  Not applicable.

(d)  Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in this semi-annual report filed on Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in this semi-annual report filed on Form N-CSR.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in this semi-annual report filed on Form N-CSR.

ITEM 6.   SCHEDULE OF INVESTMENTS.

A copy of the Schedule I -- Investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

         (a) The President and Treasurer of the Trust have concluded that the Trust's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

         (b) There have been no changes in the Trust's internal controls over financial reporting that occurred during the Trust's last fiscal half-year that have materially affected, or are reasonably likely to affect, the Trust's internal control over financial reporting.


ITEM 12.  EXHIBITS.

         (a)  Not applicable.

         (b)  Certifications of the President and Treasurer of the Trust.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



MEMBERS MUTUAL FUNDS


BY: /s/David P. Marks
    -------------------------
    David P. Marks
    President

DATE: 6/19/07
     ------------------------





         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



BY: /s/David P. Marks
    -------------------------
    David P. Marks
    President, MEMBERS Mutual Funds

DATE: 6/19/07
     ------------------------



BY: /s/Mary E. Hoffmann
    -------------------------
    Mary E. Hoffmann
    Treasurer, MEMBERS Mutual Funds

DATE: 6/19/07
     ------------------------

                                  EXHIBIT INDEX


Exhibit 12(b)(i) - Certification of David P. Marks, President, MEMBERS Mutual Funds

Exhibit 12(b)(ii) - Certification of Mary E. Hoffman, Treasurer, MEMBERS Mutual Funds

EX-99.906CERT MAIL -- 906 Certification